Prospectus

IVY FUNDS

APRIL 1, 2010

Ticker
	Class A	Class B	Class C	Class E	Class I	Class R	Class Y
DOMESTIC EQUITY FUNDS
Ivy Capital Appreciation Fund	WMEAX	WMEBX	WMECX	IVCEX	IVAIX		WMEYX
Ivy Core Equity Fund	WCEAX	WCEBX	WTRCX	ICFEX	ICIEX		WCEYX
Ivy Dividend Opportunities Fund	IVDAX	IVDBX	IVDCX	IDIEX	IVDIX		IVDYX
Ivy Large Cap Growth Fund	WLGAX	WLGBX	WLGCX	ILCEX	IYGIX	WLGRX	WLGYX
Ivy Micro Cap Growth Fund	IGWAX	IGWBX	IGWCX		IGWIX		IGWYX
Ivy Mid Cap Growth Fund	WMGAX	WMGBX	WMGCX	IMCEX	IYMIX	WMGRX	WMGYX
Ivy Small Cap Growth Fund	WSGAX	WSGBX	WRGCX	ISGEX	IYSIX	WSGRX	WSCYX
Ivy Small Cap Value Fund	IYSAX	IYSBX	IYSCX		IVVIX		IYSYX
Ivy Tax-Managed Equity Fund	IYEAX	IYEBX	IYECX		WYTMX		IYEYX
Ivy Value Fund	IYVAX	IYVBX	IYVCX		IYAIX		IYVYX

FIXED INCOME FUNDS
Ivy Bond Fund	IBOAX	IBOBX	IBOCX	IVBEX	IVBIX		IBOYX
Ivy Global Bond Fund	IVSAX	IVSBX	IVSCX		IVSIX		IVSYX
Ivy High Income Fund	WHIAX	WHIBX	WRHIX	IVHEX	IVHIX		WHIYX
Ivy Limited-Term Bond Fund	WLTAX	WLTBX	WLBCX	IVLEX	ILTIX		WLTYX
Ivy Mortgage Securities Fund	IYMAX	IYMBX	IYMCX	IMSEX	IMFIX		IYMYX
Ivy Municipal Bond Fund	WMBAX	WMBBX	WMBCX		IMBIX		WMBYX
Ivy Municipal High Income Fund	IYIAX	IYIBX	IYICX		WYMHX		IYIYX

GLOBAL/INTERNATIONAL FUNDS
Ivy Cundill Global Value Fund	ICDAX	ICDBX	ICDCX	ICVEX	ICVIX		ICDYX
Ivy European Opportunities Fund	IEOAX	IEOBX	IEOCX		IEOIX		IEOYX
Ivy International Balanced Fund	IVBAX	IVBBX	IVBCX	IIBEX	IIBIX		IVBYX
Ivy International Core Equity Fund	IVIAX	IIFBX	IVIFX	IICEX	ICEIX		IVVYX
Ivy International Growth Fund	IVINX	IVIBX	IVNCX		IGIIX		IVIYX
Ivy Managed European/Pacific Fund	IVMAX	IVMBX	IVMCX		IVMIX		IVMYX
Ivy Managed International Opportunities Fund	IVTAX	IVTBX	IVTCX		IVTIX		IVTYX
Ivy Pacific Opportunities Fund	IPOAX	IPOBX	IPOCX		IPOIX		IPOYX

SPECIALTY FUNDS
Ivy Asset Strategy Fund	WASAX	WASBX	WASCX	IASEX	IVAEX	IASRX	WASYX
Ivy Asset Strategy New Opportunities Fund*	INOAX	INOBX	INOCX		INOIX	INORX	INOYX
Ivy Balanced Fund	IBNAX	IBNBX	IBNCX		IYBIX		IBNYX
Ivy Energy Fund	IEYAX	IEYBX	IEYCX		IVEIX		IEYYX
Ivy Global Natural Resources Fund	IGNAX	IGNBX	IGNCX	IGNEX	IGNIX	IGNRX	IGNYX
Ivy Real Estate Securities Fund	IRSAX	IRSBX	IRSCX	IREEX	IREIX	IRSRX	IRSYX
Ivy Science and Technology Fund	WSTAX	WSTBX	WSTCX	ISTEX	ISTIX	WSTRX	WSTYX

MONEY MARKET FUND
Ivy Money Market Fund	WRAXX	WRBXX	WRCXX	IVEXX

The Securities and Exchange Commission has not approved or disapproved these securities, or determined whether this Prospectus is accurate or adequate. It is a criminal offense to state otherwise.

CONTENTS

SUMMARIES — DOMESTIC EQUITY FUNDS
3	Ivy Capital Appreciation Fund
7	Ivy Core Equity Fund
11	Ivy Dividend Opportunities Fund
15	Ivy Large Cap Growth Fund
19	Ivy Micro Cap Growth Fund
22	Ivy Mid Cap Growth Fund
26	Ivy Small Cap Growth Fund
30	Ivy Small Cap Value Fund
34	Ivy Tax-Managed Equity Fund
38	Ivy Value Fund

SUMMARIES — FIXED INCOME FUNDS
42	Ivy Bond Fund
46	Ivy Global Bond Fund
50	Ivy High Income Fund
54	Ivy Limited-Term Bond Fund
58	Ivy Mortgage Securities Fund
62	Ivy Municipal Bond Fund
66	Ivy Municipal High Income Fund

SUMMARIES — GLOBAL/INTERNATIONAL FUNDS
70	Ivy Cundill Global Value Fund
74	Ivy European Opportunities Fund
78	Ivy International Balanced Fund
82	Ivy International Core Equity Fund
86	Ivy International Growth Fund
90	Ivy Managed European/Pacific Fund
94	Ivy Managed International Opportunities Fund
98	Ivy Pacific Opportunities Fund

SUMMARIES — SPECIALTY FUNDS
102	Ivy Asset Strategy Fund
107	Ivy Asset Strategy New Opportunities Fund*
111	Ivy Balanced Fund
115	Ivy Energy Fund
119	Ivy Global Natural Resources Fund
123	Ivy Real Estate Securities Fund
128	Ivy Science and Technology Fund

SUMMARY — MONEY MARKET FUND
132	Ivy Money Market Fund

135	Additional Information about Principal Investment Strategies, Other Investments and Risks
164	The Management of the Funds
164	Investment Adviser
164	Management Fee
166	Portfolio Management
170	Your Account
170	Choosing a Share Class
179	Ways to Set Up Your Account
181	Pricing of Fund Shares
182	Buying Shares
184	Selling Shares
188	Exchange Privileges
191	Distributions and Taxes
195	Financial Highlights
260	Appendix A — Prior Performance of Related Fund

*	Not available until May 3, 2010.

2	Prospectus

Ivy Capital Appreciation Fund

Objective

To provide long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in a fund within the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 173 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 116 of the Fund’s statement of additional information (SAI).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B		Class C		Class E	Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None		None		5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None	5.00%	[1]	1.00%	[1]	None	None	None
Redemption Fee/Exchange Fee (as a % of amount redeemed or exchanged within fewer than five days)	2.00%	2.00%		2.00%		2.00%	2.00%	2.00%
Maximum Annual Maintenance Fee	None	None		None		$20	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class Y
Management Fees	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.25%
Other Expenses	0.41%	0.64%	0.38%	0.95%	0.25%	0.26%
Total Annual Fund Operating Expenses	1.31%	2.29%	2.03%	1.85%	0.90%	1.16%
Fee Waiver and/or Expense Reimbursement[2]	0.00%	0.00%	0.00%	0.70%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.31%	2.29%	2.03%	1.15%	0.90%	1.16%

[1]

For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

Through July 31, 2011, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for Class E shares at 1.15%. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$701	$966	$1,252	$2,063
Class B Shares	632	1,015	1,325	2,379
Class C Shares	206	637	1,093	2,358
Class E Shares	705	1,028	1,469	2,688
Class I Shares	92	287	498	1,108
Class Y Shares	118	368	638	1,409

Domestic Equity Funds	Prospectus	3

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$701	$966	$1,252	$2,063
Class B Shares	232	715	1,225	2,379
Class C Shares	206	637	1,093	2,358
Class E Shares	705	1,028	1,469	2,688
Class I Shares	92	287	498	1,108
Class Y Shares	118	368	638	1,409

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of companies that Ivy Investment Management Company (IICO), the Fund’s investment manager, considers to be high in quality and attractive in their long-term investment potential. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities, primarily common stocks. The Fund seeks stocks that are favorably priced in relation to their fundamental value and that likely will grow over time. While the Fund primarily invests in the common stocks of large cap U.S. companies, it may invest in companies of any size, any industry or any country in order to achieve its objective. Large-cap companies typically are companies with market capitalizations of at least $10 billion.

In selecting investments for the Fund, IICO combines a bottom-up fundamental analysis of the companies and investments, with its top-down macroeconomic research. IICO seeks to identify high-quality companies that it believes can grow their business, generate high returns, take market share and are not dependent on capital markets to fund their growth.

Generally, in determining whether to sell a security, IICO considers many factors, including: changes in economic or market factors in general or with respect to a particular industry, changes in the market trends or other factors affecting an individual security, and changes in the relative market performance or appreciation possibilities offered by individual securities. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

■	Large Company Risk. A Fund with holdings of large capitalization company securities may underperform the market as a whole.

■	Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and/or Lipper peer group. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

4	Prospectus	Domestic Equity Funds

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Effective May 2006, the Fund changed its investment objective and strategy from a tax-managed focus to long-term capital appreciation.

Chart of Year-by-Year Returns

as of December 31 each year

\	In the period shown in the chart, the highest quarterly return was 17.55% (the second quarter of 2009) and the lowest quarterly return was -28.00% (the fourth quarter of 2008).

Average Annual Total Returns

as of December 31, 2009	1 Year	5 Years	Life of Class
Class A (began on 06-30-2000)
Return Before Taxes	30.49%	-0.66%	-2.46%
Return After Taxes on Distributions	30.48%	-0.71%	-2.48%
Return After Taxes on Distributions and Sale of Fund Shares	19.83%	-0.56%	-2.05%
Class B (began on 07-13-2000)
Return Before Taxes	37.00%	-0.69%	-2.90%
Class C (began on 07-06-2000)
Return Before Taxes	37.41%	-0.30%	-2.77%
Class E (began on 04-02-2007)
Return Before Taxes	30.91%	N/A	-8.59%
Class I (began on 04-02-2007)
Return Before Taxes	39.01%	N/A	-6.29%
Class Y (began on 09-15-2004) (Class Y shares have been offered to the public since June 30, 2000, however, no Class Y shares were issued prior to September 15, 2004.)
Return Before Taxes	38.48%	0.59%	2.62%
Indexes
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on June 30, 2000.)	37.21%	1.64%	-4.61%
Lipper Large-Cap Growth Funds Universe Average (net of fees and expenses) (Lipper Average comparison begins on June 30, 2000.)	35.08%	0.92%	-3.47%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

Barry M. Ogden, Senior Vice President of IICO, has managed the Fund since January 2002.

Domestic Equity Funds	Prospectus	5

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge or redemption fee, on any business day through your dealer or financial adviser (all share classes), by writing to Ivy Client Services, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B, C and E: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on our shareholder servicing system, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund.

The Fund’s initial and subsequent investment minimums are as follows:

For Class A, Class B, Class C and Class E:
To Open an Account	$500
For accounts opened with Automatic Investment Service (AIS)	$50
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$25
For Class I and Class Y:
Please check with your individual selling dealer, plan administrator or third party recordkeeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

6	Prospectus	Domestic Equity Funds

Ivy Core Equity Fund

Objective

To provide capital growth and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in a fund within the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 173 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 116 of the Fund’s statement of additional information (SAI).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B		Class C		Class E	Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None		None		5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None	5.00%	[1]	1.00%	[1]	None	None	None
Redemption Fee/Exchange Fee (as a % of amount redeemed or exchanged within fewer than five days)	2.00%	2.00%		2.00%		2.00%	2.00%	2.00%
Maximum Annual Maintenance Fee	None	None		None		$20	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class Y
Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.25%
Other Expenses	0.51%	0.78%	0.51%	1.17%	0.27%	0.28%
Total Annual Fund Operating Expenses	1.46%	2.48%	2.21%	2.12%	0.97%	1.23%
Fee Waiver and/or Expense Reimbursement[2]	0.00%	0.00%	0.00%	0.77%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.46%	2.48%	2.21%	1.35%	0.97%	1.23%

[1]

For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

Through July 31, 2011, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for Class E shares at 1.35%. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$715	$1,010	$1,327	$2,221
Class B Shares	651	1,073	1,421	2,564
Class C Shares	224	691	1,185	2,544
Class E Shares	725	1,090	1,586	2,945
Class I Shares	99	309	536	1,190
Class Y Shares	125	390	676	1,489

Domestic Equity Fundsx	Prospectus	7

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$715	$1,010	$1,327	$2,221
Class B Shares	251	773	1,321	2,564
Class C Shares	224	691	1,185	2,544
Class E Shares	725	1,090	1,586	2,945
Class I Shares	99	309	536	1,190
Class Y Shares	125	390	676	1,489

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 115% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objectives by investing, under normal market conditions, at least 80% of its net assets in equity securities, primarily in common stocks of large cap companies with dominant market positions in their industries. Large cap companies typically are companies with market capitalizations of at least $10 billion. The Fund invests in securities that have the potential for capital appreciation, or that Ivy Investment Management Company (IICO), the Fund’s investment manager, expects to resist market decline. Although the Fund typically invests in large companies, it may invest in securities of any size company.

IICO believes that long-term earnings power relative to market expectations is an important component for stock performance. From a top-down perspective, IICO seeks to identify trends which indicate specific industries that have the potential to experience multi-year growth. Once identified, IICO seeks to invest in what it believes to be dominant companies that will benefit from these trends; including companies that IICO believes have long-term earnings potential greater than market expectations.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities in order to determine whether the security has fully appreciated according to IICO’s forecast, or has ceased to offer the prospect of significant growth potential and/or the prospect of continued dividend payments or has performed below IICO’s expectations regarding its long-term earnings potential. IICO also may sell a security if the issuer’s competitive advantage has diminished, to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

■	Large Company Risk. A Fund with holdings of large capitalization company securities may underperform the market as a whole.

■	Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class C shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and/or Lipper peer group. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. The returns shown for Class C shares for periods prior to March 24, 2000 are based on the performance of the Fund’s

8	Prospectus	Domestic Equity Funds

prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B’s performance has been adjusted to reflect the current CDSC structure applicable to Class C. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for 12 months or less.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class C shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown on the chart, the highest quarterly return was 17.22% (the third quarter of 2009) and the lowest quarterly return was -20.60% (the fourth quarter of 2008).

Average Annual Total Returns

as of December 31, 2009	1 Year	5 Years	10 Years (or Life of Class)
Class C
Return Before Taxes	22.19%	1.64%	-0.43%
Return After Taxes on Distributions	22.19%	1.07%	-1.17%
Return After Taxes on Distributions and Sale of Fund Shares	14.42%	1.59%	-0.32%
Class A (began on 07-03-2000)
Return Before Taxes	16.05%	1.20%	-1.51%
Class B (began on 7/11/2000)
Return Before Taxes	17.99%	1.29%	-1.98%
Class E (began on 04-02-2007)
Return Before Taxes	16.17%	N/A	-5.52%
Class I (began on 04-02-2007)
Return Before Taxes	23.82%	N/A	-2.59%
Class Y
Return Before Taxes	23.57%	2.62%	0.51%
Indexes
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.47%	0.42%	-0.96%
Lipper Large-Cap Core Funds Universe Average (net of fees and expenses)	27.14%	0.47%	-0.47%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Managers

Erik R. Becker, Senior Vice President of IICO, has managed the Fund since February 2006 and Gustaf C. Zinn, Senior Vice President of IICO, has managed the Fund since February 2006.

Domestic Equity Funds	Prospectus	9

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge or redemption fee, on any business day through your dealer or financial adviser (all share classes), by writing to Ivy Client Services, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B, C and E: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on our shareholder servicing system, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund.

The Fund’s initial and subsequent investment minimums are as follows:

For Class A, Class B, Class C and Class E:
To Open an Account	$500
For accounts opened with Automatic Investment Service (AIS)	$50
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$25
For Class I and Class Y:
Please check with your individual selling dealer, plan administrator or third party recordkeeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

10	Prospectus	Domestic Equity Funds

Ivy Dividend Opportunities Fund

Objective

To provide total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in a fund within the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 173 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 116 of the Fund’s statement of additional information (SAI).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B		Class C		Class E	Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None		None		5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None	5.00%	[1]	1.00%	[1]	None	None	None
Redemption Fee/Exchange Fee (as a % of amount redeemed or exchanged within fewer than five days)	2.00%	2.00%		2.00%		2.00%	2.00%	2.00%
Maximum Annual Maintenance Fee	None	None		None		$20	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class Y
Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.25%
Other Expenses	0.45%	0.73%	0.41%	1.32%	0.29%	0.29%
Total Annual Fund Operating Expenses	1.40%	2.43%	2.11%	2.27%	0.99%	1.24%
Fee Waiver and/or Expense Reimbursement[2]	0.00%	0.00%	0.00%	0.90%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.40%	2.43%	2.11%	1.37%	0.99%	1.24%

[1]

For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

Through July 31, 2011, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for Class E shares at 1.37%. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$709	$993	$1,297	$2,158
Class B Shares	646	1,058	1,396	2,511
Class C Shares	214	661	1,134	2,441
Class E Shares	726	1,105	1,632	3,069
Class I Shares	101	315	547	1,213
Class Y Shares	126	393	681	1,500

Domestic Equity Funds	Prospectus	11

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$709	$993	$1,297	$2,158
Class B Shares	246	758	1,296	2,511
Class C Shares	214	661	1,134	2,441
Class E Shares	726	1,105	1,632	3,069
Class I Shares	101	315	547	1,213
Class Y Shares	126	393	681	1,500

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective of total return by investing primarily in large cap, high-quality companies that are often market leaders in their industry, with established operating records that Ivy Investment Management Company (IICO), the Fund’s investment manager, believes may accelerate or grow their dividend payout ratio and that also demonstrate favorable prospects for total return. Under normal market conditions, the Fund invests at least 80% of its net assets in dividend-paying equity securities of companies which are primarily dividend-paying common stocks. Although the Fund invests primarily in large cap companies (typically, companies with capitalizations of at least $10 billion), it may invest in companies of any size.

The Fund primarily focuses on companies within the following categories: with high dividend yields that are, in the opinion of IICO, relatively safe; with above-average market yield that IICO expects will continue to maintain and/or grow their dividend; that pay a small dividend, but could grow their dividend over the next few years; and that pay no dividend, but may initiate a dividend. IICO also considers other factors, which may include the company’s established operating history; competitive dividend yields; growth and profitability opportunities; history of improving sales and profits; market leader in its industry; and stock price value.

Generally, in determining whether to sell a security, IICO considers many factors, including: changes in economic or market factors in general or with respect to a particular industry, changes in the market trends or other factors affecting an individual security, and changes in the relative market performance or appreciation possibilities offered by individual securities. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

■	Large Company Risk. A Fund with holdings of large capitalization company securities may underperform the market as a whole.

■	Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and/or Lipper peer group. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

12	Prospectus	Domestic Equity Funds

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 14.85% (the second quarter of 2009) and the lowest quarterly return was -21.78% (the fourth quarter of 2008).

Average Annual Total Returns

as of December 31, 2009	1 Year	5 Years	Life of Class
Class A (began on 06-30-2003)
Return Before Taxes	13.08%	1.83%	4.69%
Return After Taxes on Distributions	12.92%	1.62%	4.49%
Return After Taxes on Distributions and Sale of Fund Shares	8.74%	1.62%	4.10%
Class B (began on 6-30-2003)
Return Before Taxes	14.75%	1.88%	4.69%
Class C (began on 6-30-2003)
Return Before Taxes	19.25%	2.26%	4.84%
Class E (began on 04-02-2007)
Return Before Taxes	13.23%	N/A	-7.44%
Class I (began on 04-02-2007)
Return Before Taxes	20.49%	N/A	-4.77%
Class Y (began on 6-30-2003)
Return Before Taxes	20.29%	3.18%	5.80%
Indexes
Russell 1000 Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on June 30, 2003.)	28.43%	0.79%	4.60%
Lipper Equity Income Funds Universe Average (net of fees and expenses) (Index comparison begins on June 30, 2003.)	22.86%	1.10%	4.83%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

David P. Ginther, Senior Vice President of IICO, has managed the Fund since July 2003.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge or redemption fee, on any business day through your dealer or financial adviser (all share classes), by writing to Ivy Client Services, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B, C and E: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on our shareholder servicing system, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund.

Domestic Equity Funds	Prospectus	13

The Fund’s initial and subsequent investment minimums are as follows:

For Class A, Class B, Class C and Class E:
To Open an Account	$500
For accounts opened with Automatic Investment Service (AIS)	$50
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$25
For Class I and Class Y:
Please check with your individual selling dealer, plan administrator or third party recordkeeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

14	Prospectus	Domestic Equity Funds

Ivy Large Cap Growth Fund

Objective

To provide appreciation of your investment.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in a fund within the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 173 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 116 of the Fund’s statement of additional information (SAI).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B		Class C		Class E	Class I	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None		None		5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None	5.00%	[1]	1.00%	[1]	None	None	None	None
Redemption Fee/Exchange Fee (as a % of amount redeemed or exchanged within fewer than five days)	2.00%	2.00%		2.00%		2.00%	2.00%	2.00%	2.00%
Maximum Annual Maintenance Fee	None	None		None		$20	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class R	Class Y
Management Fees	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.50%	0.25%
Other Expenses	0.40%	0.80%	0.39%	1.33%	0.23%	0.28%	0.25%
Total Annual Fund Operating Expenses	1.34%	2.49%	2.08%	2.27%	0.92%	1.47%	1.19%
Fee Waiver and/or Expense Reimbursement[2]	0.19%	0.00%	0.00%	1.12%	0.00%	0.00%	0.13%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%	2.49%	2.08%	1.15%	0.92%	1.47%	1.06%

[1]

For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

Through July 31, 2011, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for the Fund’s Class A shares at 1.15%, Class E shares at 1.15%, and Class Y shares at 1.06%. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$685	$933	$1,226	$2,057
Class B Shares	652	1,076	1,426	2,542
Class C Shares	211	652	1,119	2,410
Class E Shares	705	1,056	1,585	3,029
Class I Shares	94	293	509	1,131
Class R Shares	150	465	803	1,757
Class Y Shares	108	347	624	1,415

Domestic Equity Funds	Prospectus	15

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$685	$933	$1,226	$2,057
Class B Shares	252	776	1,326	2,542
Class C Shares	211	652	1,119	2,410
Class E Shares	705	1,056	1,585	3,029
Class I Shares	94	293	509	1,131
Class R Shares	150	465	803	1,757
Class Y Shares	108	347	624	1,415

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks issued by higher-quality, growth-oriented large- to mid-cap sized companies that Ivy Investment Management Company (IICO), the Fund’s investment manager, believes have appreciation possibilities. Under normal market conditions, the Fund invests at least 80% of its net assets in large cap growth securities. Growth stocks are those whose earnings IICO believes are likely to grow faster than the economy. Although IICO anticipates the majority of the Fund’s investments to be in large-cap companies (typically, companies with market capitalizations of at least $10 billion), the Fund may invest in companies of any size. The Fund seeks to generate solid returns while striving to protect against downside risks.

IICO primarily utilizes a bottom-up strategy in selecting securities for the Fund and seeks companies that have dominant market positions and established competitive advantages. IICO believes that these characteristics can help to mitigate competition and lead to more sustainable revenue and earnings growth. IICO attempts to focus on companies with sustainable competitive advantages in their industries and also considers the following factors: the company’s market position, product line, technological position, profit margins and prospects for sustainability and/or increased earnings; the quality of management; the short-term and long-term outlook for the industry; and changes in economic and political conditions.

In general, IICO may sell a security when, in IICO’s opinion, a company experiences deterioration in its growth and/or profitability characteristics, or a fundamental breakdown of its sustainable competitive advantages. IICO also may sell a security if it determines that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry of the issuer, loss by the company of its competitive position, and/or poor use of resources. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

■	Large Company Risk. A Fund with holdings of large capitalization company securities may underperform the market as a whole.

■	Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so.

16	Prospectus	Domestic Equity Funds

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and/or Lipper peer group. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 15.91% (the second quarter of 2007) and the lowest quarterly return was -20.70% (the fourth quarter of 2008).

Average Annual Total Returns

as of December 31, 2009	1 Year	5 Years	Life of Class
Class A (began on 06-30-2000)
Return Before Taxes	17.41%	2.11%	1.00%
Return After Taxes on Distributions	17.34%	2.07%	0.94%
Return After Taxes on Distributions and Sale of Fund Shares	11.44%	1.82%	0.85%
Class B (began on 07-06-2000)
Return Before Taxes	18.95%	1.91%	0.31%
Class C (began on 07-03-2000)
Return Before Taxes	23.39%	2.40%	0.72%
Class E (began on 04-02-2007)
Return Before Taxes	17.44%	N/A	-3.03%
Class I (began on 04-02-2007)
Return Before Taxes	24.82%	N/A	-0.43%
Class R (began on 12-29-2005)
Return Before Taxes	24.17%	N/A	0.30%
Class Y (began on 07-06-2000)
Return Before Taxes	24.68%	3.48%	1.78%
Indexes
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on June 30, 2000.)	37.21%	1.64%	-4.61%
Lipper Large-Cap Growth Funds Universe Average (net of fees and expenses) (Index comparison begins on June 30, 2000.)	35.08%	0.92%	-3.47%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Domestic Equity Funds	Prospectus	17

Portfolio Managers

Daniel P. Becker, Senior Vice President of IICO, has managed the Fund since June 2000 and Philip J. Sanders, Senior Vice President of IICO, has managed the Fund since June 2006.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge or redemption fee, on any business day through your dealer or financial adviser (all share classes), by writing to Ivy Client Services, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B, C and E: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on our shareholder servicing system, such as for Class R shares, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund.

The Fund’s initial and subsequent investment minimums are as follows:

For Class A, Class B, Class C and Class E:
To Open an Account	$500
For accounts opened with Automatic Investment Service (AIS)	$50
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$25
For Class I, Class R and Class Y:
Please check with your individual selling dealer, plan administrator or third party recordkeeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

18	Prospectus	Domestic Equity Funds

Ivy Micro Cap Growth Fund

Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in a fund within the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 173 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 116 of the Fund’s statement of additional information (SAI).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B		Class C		Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None		None		None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None	5.00%	[1]	1.00%	[1]	None	None
Redemption Fee/Exchange Fee (as a % of amount redeemed or exchanged within fewer than five days)	2.00%	2.00%		2.00%		2.00%	2.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class I	Class Y
Management Fees	0.95%	0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[2]	1.35%	1.54%	1.29%	1.02%	1.01%
Total Annual Fund Operating Expenses	2.55%	3.49%	3.24%	1.97%	2.21%
Fee Waiver and/or Expense Reimbursement[3]	0.60%	0.11%	0.11%	0.27%	0.11%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.95%	3.38%	3.13%	1.70%	2.10%

[1]

For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]	The percentage shown for Other Expenses is annualized based on expenses incurred during the period from February 17, 2009 (commencement of operations) through March 31, 2009.

[3]

Through July 31, 2011, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to waive, reimburse or pay expenses that the Fund would otherwise pay to cap the annual fund operating expenses at 1.95% for Class A shares and 1.70% for Class I shares. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Class A Shares	$762	$1,192
Class B Shares	745	1,361
Class C Shares	320	988
Class I Shares	173	555
Class Y Shares	217	681

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class A Shares	$762	$1,192
Class B Shares	345	1,06
Class C Shares	320	988
Class I Shares	173	555
Class Y Shares	217	681

Domestic Equity Funds	Prospectus	19

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period from February 17, 2009 (commencement of operations) through March 31, 2009, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in equity securities of micro cap companies. Micro cap companies typically are companies with float-adjusted market capitalizations below $1 billion. The Fund’s investment in equity securities may include common stocks that are part of initial public offerings, or IPOs. The Fund primarily invests in common stock and may invest up to 25% of its total assets in foreign securities.

In selecting equity securities for the Fund, Wall Street Associates, LLC (WSA), the Fund’s investment subadvisor, utilizes a bottom-up stock selection process and seeks to invest in securities of companies that it believes exhibit extraordinary earnings growth, earnings surprise potential, fundamental strength and management vision.

Generally, in determining whether to sell a security, WSA uses the same type of analysis that it uses in buying securities. For example, WSA may sell a security if it determines that the issuer’s growth and/or profitability characteristics are deteriorating or the issuer no longer maintains a competitive advantage, when more attractive investment opportunities arise, when WSA believes a company’s valuation has become unattractive relative to industry leaders and industry-specific metrics, to reduce the Fund’s holding in that security or its exposure to a particular sector, or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, and political considerations that may not be associated with the domestic markets and that could affect the Fund’s performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

■

Initial Public Offering Risk. Investments in IPOs can have a significant positive impact on the Fund’s performance; however, the positive effect of investments in IPOs may not be sustainable because of a number of factors. The Fund may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the Fund may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions.

■

Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.

■	Management Risk. Fund performance is primarily dependent on WSA’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so.

■

Small Company Risk. Equity securities of small to micro capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small to micro capitalization companies at the desired time.

Performance

The Fund has not been in operation for a full calendar year; therefore, it does not have performance information to include in a bar chart or performance table.

20	Prospectus	Domestic Equity Funds

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO) and sub-advised by Wall Street Associates, LLC (WSA).

Portfolio Managers

The WSA Investment Team is primarily responsible for the day-to-day management of the Fund. The WSA Investment Team consists of William Jeffery III, President and Chief Investment Officer of WSA, Kenneth F. McCain, Executive Vice President of WSA, Paul J. Ariano, Senior Vice President of WSA, Paul K. LeCoq, Senior Vice President of WSA, and Carl Wiese, Senior Vice President of WSA. They have all co-managed the Fund since its inception in February 2009.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge or redemption fee, on any business day through your dealer or financial adviser (all share classes), by writing to Ivy Client Services, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B and C: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on our shareholder servicing system, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund.

The Fund’s initial and subsequent investment minimums are as follows:

For Class A, Class B and Class C:
To Open an Account	$500
For accounts opened with Automatic Investment Service (AIS)	$50
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$25
For Class I and Class Y:
Please check with your individual selling dealer, plan administrator or third party recordkeeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Domestic Equity Funds	Prospectus	21

Ivy Mid Cap Growth Fund

Objective

To provide growth of your investment.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in a fund within the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 173 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 116 of the Fund’s statement of additional information (SAI).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B		Class C		Class E	Class I	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None		None		5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None	5.00%	[1]	1.00%	[1]	None	None	None	None
Redemption Fee/Exchange Fee (as a % of amount redeemed or exchanged within fewer than five days)	2.00%	2.00%		2.00%		2.00%	2.00%	2.00%	2.00%
Maximum Annual Maintenance Fee	None	None		None		$20	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class R	Class Y
Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.50%	0.25%
Other Expenses	0.68%	1.07%	0.74%	2.02%	0.32%	0.37%	0.30%
Total Annual Fund Operating Expenses	1.78%	2.92%	2.59%	3.12%	1.17%	1.72%	1.40%
Fee Waiver and/or Expense Reimbursement[2]	0.00%	0.00%	0.00%	1.52%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.78%	2.92%	2.59%	1.60%	1.17%	1.72%	1.40%

[1]

For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

Through July 31, 2011, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for Class E shares at 1.60%. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$745	$1,103	$1,484	$2,549
Class B Shares	695	1,204	1,638	2,973
Class C Shares	262	807	1,378	2,931
Class E Shares	748	1,213	1,909	3,760
Class I Shares	119	372	644	1,420
Class R Shares	175	542	933	2,030
Class Y Shares	143	444	767	1,682

22	Prospectus	Domestic Equity Funds

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$745	$1,103	$1,484	$2,549
Class B Shares	295	904	1,538	2,973
Class C Shares	262	807	1,378	2,931
Class E Shares	748	1,213	1,909	3,760
Class I Shares	119	372	644	1,420
Class R Shares	175	542	933	2,030
Class Y Shares	143	444	767	1,682

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing primarily in common stocks of mid cap companies that Ivy Investment Management Company (IICO), the Fund’s investment manager, believes offer above-average growth potential. Under normal market conditions, the Fund invests at least 80% of its net assets in the securities of mid-cap companies, which typically are companies with market capitalizations that may range between $1 billion and $10 billion.

In selecting securities for the Fund, IICO emphasizes a bottom-up approach and may look at a number of factors in its consideration of a company, such as: new or innovative products or services, adaptive or creative management, strong financial and operational capabilities to sustain growth, stable and consistent revenue, earnings and cash flow, market potential, and profit potential.

Generally, in determining whether to sell a security, IICO considers many factors, including excessive valuation given company growth prospects, deterioration of fundamentals, weak cash flow to support shareholder returns, and unexpected and poorly explained management changes. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

■	Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so.

■

Mid Size Company Risk. Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies’ limited product lines, limited markets and financial resources and dependence upon a relatively small management group.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and/or Lipper peer group. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

Domestic Equity Funds	Prospectus	23

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 22.40% (the second quarter of 2009) and the lowest quarterly return was -23.36% (the fourth quarter of 2008).

Average Annual Total Returns

as of December 31, 2009	1 Year	5 Years	Life of Class
Class A (began on 06-30-2000)
Return Before Taxes	39.67%	3.44%	2.68%
Return After Taxes on Distributions	39.67%	3.44%	2.52%
Return After Taxes on Distributions and Sale of Fund Shares	25.79%	2.95%	2.22%
Class B (began on 07-06-2000)
Return Before Taxes	42.72%	3.38%	2.11%
Class C (began on 07-03-2000)
Return Before Taxes	47.36%	3.92%	2.50%
Class E (began on 04-02-2007)
Return Before Taxes	39.87%	N/A	-2.48%
Class I (began on 04-02-2007)
Return Before Taxes	49.01%	N/A	0.76%
Class R (began on 12-29-2005)
Return Before Taxes	48.24%	N/A	2.69%
Class Y (began on 07-10-2000)
Return Before Taxes	49.00%	5.08%	3.39%
Indexes
Russell Mid-Cap Growth Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on June 30, 2000.)	46.29%	2.40%	-1.74%
Lipper Mid-Cap Growth Funds Universe Average (net of fees and expenses) (Index comparison begins on June 30, 2000.)	40.40%	1.63%	-0.76%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

Kimberly A. Scott, Senior Vice President of IICO, has managed the Fund since February 2001.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge or redemption fee, on any business day through your dealer or financial adviser (all share

24	Prospectus	Domestic Equity Funds

classes), by writing to Ivy Client Services, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B, C and E: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on our shareholder servicing system, such as for Class R shares, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund.

The Fund’s initial and subsequent investment minimums are as follows:

For Class A, Class B, Class C and Class E:
To Open an Account	$500
For accounts opened with Automatic Investment Service (AIS)	$50
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$25
For Class I, Class R and Class Y:
Please check with your individual selling dealer, plan administrator or third party recordkeeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Domestic Equity Funds	Prospectus	25

Ivy Small Cap Growth Fund

Objective

To provide growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in a fund within the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 173 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 116 of the Fund’s statement of additional information (SAI).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B		Class C		Class E	Class I	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None		None		5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None	5.00%	[1]	1.00%	[1]	None	None	None	None
Redemption Fee/Exchange Fee (as a % of amount redeemed or exchanged within fewer than five days)	2.00%	2.00%		2.00%		2.00%	2.00%	2.00%	2.00%
Maximum Annual Maintenance Fee	None	None		None		$20	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class R	Class Y
Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.50%	0.25%
Other Expenses	0.61%	0.90%	0.49%	1.72%	0.24%	0.28%	0.24%
Total Annual Fund Operating Expenses	1.71%	2.75%	2.34%	2.82%	1.09%	1.63%	1.34%
Fee Waiver and/or Expense Reimbursement[2]	0.00%	0.00%	0.00%	1.26%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.71%	2.75%	2.34%	1.56%	1.09%	1.63%	1.34%

[1]

For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

Through July 31, 2011, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for Class E shares at 1.56%. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$739	$1,083	$1,450	$2,478
Class B Shares	678	1,153	1,554	2,830
Class C Shares	237	730	1,250	2,676
Class E Shares	745	1,184	1,821	3,529
Class I Shares	111	347	601	1,329
Class R Shares	166	514	887	1,933
Class Y Shares	136	425	734	1,613

26	Prospectus	Domestic Equity Funds

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$739	$1,083	$1,450	$2,478
Class B Shares	278	853	1,454	2,830
Class C Shares	237	730	1,250	2,676
Class E Shares	745	1,184	1,821	3,529
Class I Shares	111	347	601	1,329
Class R Shares	166	514	887	1,933
Class Y Shares	136	425	734	1,613

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in common stocks of small cap companies. Small cap companies typically are companies with market capitalizations below $3.5 billion. The Fund emphasizes relatively new or unseasoned companies in their early stages of development, or smaller companies positioned in new or emerging industries where there is opportunity for rapid growth.

In selecting securities for the Fund, Ivy Investment Management Company (IICO), the Fund’s investment manager, utilizes a bottom-up stock picking process that focuses on companies it believes have long-term growth potential with superior financial characteristics and, therefore, are believed by IICO to be of a higher quality than many other small cap companies. IICO may look at a number of factors regarding a company, such as: aggressive or creative, yet strong, management, technological or specialized expertise, new or unique products or services, entry into new or emerging industries, growth in earnings/growth in sales/positive cash flows, security size and liquidity.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities. For example, IICO may sell a security if it determines that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry of the company. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

■	Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so.

■

Small Company Risk. Equity securities of small capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

Domestic Equity Funds	Prospectus	27

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class C shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and/or Lipper peer group. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. The returns shown for Class C shares for periods prior to March 24, 2000 are based on the performance of the Fund’s prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B’s performance has been adjusted to reflect the current CDSC structure applicable to Class C. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for 12 months or less.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class C shares. After-tax returns for other Classes may vary.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Effective June 30, 2000, the name of the Fund was changed from Growth to Small Cap Growth and its strategy was changed to reflect a concentration in small cap securities.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 24.30% (the fourth quarter of 2001) and the lowest quarterly return was -23.83% (the third quarter of 2001).

Average Annual Total Returns

as of December 31, 2009	1 Year	5 Years	10 Years (or Life of Class)
Class C
Return Before Taxes	41.94%	2.03%	0.23%
Return After Taxes on Distributions	41.94%	1.02%	-1.36%
Return After Taxes on Distributions and Sale of Fund Shares	27.26%	1.95%	-0.20%
Class A (began on 07-03-2000)
Return Before Taxes	34.53%	1.49%	0.30%
Class B (began on 07-06-2000)
Return Before Taxes	37.26%	1.56%	0.13%
Class E (began on 04-02-2007)
Return Before Taxes	34.83%	N/A	-5.08%
Class I (began on 04-02-2007)
Return Before Taxes	43.77%	N/A	-1.72%
Class R (began on 12-29-2005)
Return Before Taxes	42.94%	N/A	0.20%
Class Y
Return Before Taxes	43.23%	2.98%	1.15%
Indexes
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	34.45%	0.84%	-1.37%
Lipper Small-Cap Growth Funds Universe Average (net of fees and expenses)	36.20%	0.23%	-0.18%

28	Prospectus	Domestic Equity Funds

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

Timothy J. Miller, Vice President of IICO, has managed the Fund since April 1, 2010.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge or redemption fee, on any business day through your dealer or financial adviser (all share classes), by writing to Ivy Client Services, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B, C and E: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on our shareholder servicing system, such as for Class R shares, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund.

The Fund’s initial and subsequent investment minimums are as follows:

For Class A, Class B, Class C and Class E:
To Open an Account	$500
For accounts opened with Automatic Investment Service (AIS)	$50
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$25
For Class I, Class R and Class Y:
Please check with your individual selling dealer, plan administrator or third party recordkeeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Domestic Equity Funds	Prospectus	29

Ivy Small Cap Value Fund

Objective

To provide long-term accumulation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in a fund within the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 173 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 116 of the Fund’s statement of additional information (SAI).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B		Class C		Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None		None		None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None	5.00%	[1]	1.00%	[1]	None	None
Redemption Fee/Exchange Fee (as a % of amount redeemed or exchanged within fewer than five days)	2.00%	2.00%		2.00%		2.00%	2.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class I	Class Y
Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses	0.83%	1.19%	0.87%	0.33%	0.32%
Total Annual Fund Operating Expenses	1.93%	3.04%	2.72%	1.18%	1.42%

[1]

For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$760	$1,146	$1,557	$2,699
Class B Shares	707	1,239	1,696	3,096
Class C Shares	275	844	1,440	3,051
Class I Shares	120	375	649	1,432
Class Y Shares	145	449	776	1,702

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$760	$1,146	$1,557	$2,699
Class B Shares	307	939	1,596	3,096
Class C Shares	275	844	1,440	3,051
Class I Shares	120	375	649	1,432
Class Y Shares	145	449	776	1,702

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.

30	Prospectus	Domestic Equity Funds

Principal Investment Strategies

The Fund seeks to achieve its objective by investing primarily in various types of equity securities of small cap companies. Under normal market conditions, at least 80% of the Fund’s net assets will be invested, at the time of purchase, in common stocks of small cap companies. Small cap companies typically are companies with market capitalizations below $3.5 billion. These equity securities will consist primarily of common stocks, some of which may be offered in initial public offerings (IPOs).

In selecting securities for the Fund, Ivy Investment Management Company (IICO), the Fund’s investment manager, emphasizes a bottom-up approach that focuses on securities that, in IICO’s opinion, have favorable prospects but low to moderate expectations implicit in the stock price. IICO may look at a number of factors in its consideration of a security, such as: the “intrinsic value” of the company in comparison to its stock price, historical and projected financial performance, free cash flow generation, industry characteristics and potential, market conditions, competitive strategy, management history, and financial condition of the company.

“Intrinsic value” is the perceived realizable market value, determined through IICO’s analysis of a company’s financial statements and an estimate of the present value of future cash flows.

IICO will typically sell a stock when it reaches an acceptable price, its fundamental factors have changed or it has performed below IICO’s expectations. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

■	Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so.

■

Small Company Risk. Equity securities of small capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

■

Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of IICO, undervalued. The value of a security believed by IICO to be undervalued may never reach what is believed to be its full value, or such security’s value may decrease.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and/or Lipper peer group. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus Venture Fund which along with its other classes of shares was reorganized on December 8, 2003 into Class A shares of Ivy Small Cap Value Fund. For that time period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Small Cap Value Fund. If those expenses were reflected, performance shown below would differ. Beginning March 24, 2008, IICO assumed direct investment management responsibilities of the Fund’s portfolio.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Domestic Equity Funds	Prospectus	31

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 22.35% (the second quarter of 2003) and the lowest quarterly return was -26.24% (the third quarter of 2002).

Average Annual Total Returns

as of December 31, 2009	1 Year	5 Years	10 Years (or Life of Class)
Class A
Return Before Taxes	21.29%	0.68%	7.98%
Return After Taxes on Distributions	21.29%	-0.52%	6.74%
Return After Taxes on Distributions and Sale of Fund Shares	13.84%	0.51%	6.76%
Class B (began on 12-08-2003)
Return Before Taxes	23.09%	0.61%	3.70%
Class C (began on 12-08-2003)
Return Before Taxes	27.65%	1.08%	4.04%
Class I (began on 04-02-2007)
Return Before Taxes	29.57%	N/A	-3.17%
Class Y (began on 12-08-2003)
Return Before Taxes	29.23%	2.28%	5.26%
Indexes
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	20.53%	-0.04%	8.28%
Lipper Small-Cap Value Funds Universe Average (net of fees and expenses)	32.57%	0.91%	8.11%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

Matthew T. Norris, Senior Vice President of IICO, has managed the Fund since April 1, 2010.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge or redemption fee, on any business day through your dealer or financial adviser (all share classes), by writing to Ivy Client Services, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B and C: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on our shareholder servicing system, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund.

32	Prospectus	Domestic Equity Funds

The Fund’s initial and subsequent investment minimums are as follows:

For Class A, Class B and Class C:
To Open an Account	$500
For accounts opened with Automatic Investment Service (AIS)	$50
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$25
For Class I and Class Y:
Please check with your individual selling dealer, plan administrator or third party recordkeeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Domestic Equity Funds	Prospectus	33

Ivy Tax-Managed Equity Fund

Objective

To provide long-term growth of capital while minimizing taxable gains and income to shareholders.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in a fund within the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 173 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 116 of the Fund’s statement of additional information (SAI).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B		Class C		Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None		None		None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None	5.00%	[1]	1.00%	[1]	None	None
Redemption Fee/Exchange Fee (as a % of amount redeemed or exchanged within fewer than five days)	2.00%	2.00%		2.00%		2.00%	2.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class I	Class Y
Management Fees	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[2]	3.14%	3.06%	3.08%	3.19%	3.19%
Total Annual Fund Operating Expenses	4.04%	4.71%	4.73%	3.84%	4.09%
Fee Waiver and/or Expense Reimbursement[3]	1.57%	1.57%	1.57%	1.73%	1.57%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.47%	3.14%	3.16%	2.11%	2.52%

[1]

For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

Other expenses are based on amounts incurred by the Waddell & Reed Advisors predecessor fund during its most recent fiscal year, but have been restated to reflect current contractual arrangements and estimated expenses for each Class.

[3]

Through July 31, 2011, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to waive, reimburse or pay expenses that the Fund would otherwise pay to cap the ordinary operating expenses at 2.11% for Class I shares. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$811	$1,578	$2,396	$4,513
Class B Shares	717	1,549	2,320	4,538
Class C Shares	319	1,255	2,229	4,688
Class I Shares	214	807	1,641	3,815
Class Y Shares	255	1,070	1,934	4,164

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$811	$1,578	$2,396	$4,513
Class B Shares	317	1,249	2,220	4,538
Class C Shares	319	1,255	2,229	4,688
Class I Shares	214	807	1,641	3,815
Class Y Shares	255	1,070	1,934	4,164

34	Prospectus	Domestic Equity Funds

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund did not exist at March 31, 2009, the most recent fiscal year end, and therefore, the Fund’s portfolio turnover rate during the most recent fiscal year end is not available.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of companies that IICO, the Fund’s investment manager, considers to be high in quality and attractive in their long-term investment potential. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities, primarily common stocks. IICO seeks stocks of growth-oriented companies that it believes have above-average earnings predictability and stability. While the Fund typically invests in the common stocks of large cap domestic companies, it may invest in companies of any size, any industry or any country in order to achieve its objective. Large, or large cap, companies are typically companies with market capitalizations of at least $10 billion.

IICO manages the Fund using an investment strategy that is sensitive to the potential impact of Federal income tax on shareholders’ investment returns. The Fund’s tax-sensitive investment strategy is intended to lead to lower distributions of net investment income and realized capital gains than funds managed without regard to Federal income tax consequences.

In selecting companies, IICO typically invests for the long term and utilizes a bottom-up research strategy to identify companies that are leaders in growth industries and that IICO believes possess a sustainable competitive advantage and are positioned to maintain and build upon that status. IICO focuses on companies exhibiting high levels of profit margin and return on capital. The largest holdings of the Fund tend to be those for which IICO believes the market has materially underestimated the companies’ long-term earnings potential.

When deciding to sell a security, IICO considers the negative tax impact of realizing capital gains and, if applicable, the positive tax impact of realizing capital losses. However, IICO may sell a security at a realized gain if it determines that the potential tax cost is outweighed by the risk of continuing to own the security, to reduce the Fund’s holding in that security, or if more attractive investment opportunities are available. In addition, redemptions by shareholders may force the Fund to sell securities at an inopportune time, potentially resulting in realized gains.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

■	Large Company Risk. A Fund with holdings of large capitalization company securities may underperform the market as a whole.

■	Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so.

Notwithstanding the Fund’s use of tax-management investment strategies, the Fund may have taxable income and may realize net capital gains from time to time. In addition, investors purchasing Fund shares when the Fund has large undistributed realized capital gains could receive a significant part of the purchase price of their shares back as a taxable capital gain distribution. Over time, securities with unrealized gains may comprise a substantial portion of the Fund’s assets. As well, state or Federal tax laws or regulations may be amended at any time and may include changes to applicable tax rates or capital gain holding periods that may be adverse to the Fund.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and/or Lipper peer group. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. The performance information shown below prior to May 18, 2009 is the performance of the Class Y shares of Waddell & Reed Advisors Tax-Managed Equity Fund (“predecessor fund”), which reorganized as the Class I shares of Ivy Tax-Managed Equity Fund. The Fund is anticipated to be invested in a similar portfolio of securities, although the Fund may have different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Tax-Managed Equity Fund. If the Fund has higher expenses than the predecessor fund, the performance reflected below would be lower for the Fund.

Domestic Equity Funds	Prospectus	35

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class I shares, which reflect the returns of Class Y shares of the predecessor fund for certain time periods. After-tax returns for other Classes may vary.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 12.97% (the second quarter of 2009) and the lowest quarterly return was -19.20% (the fourth quarter of 2008).

Average Annual Total Returns

as of December 31, 2009	1 Year	5 Years	Life of Class
Class I (began on 04-19-2000)
Return Before Taxes	28.45%	3.77%	0.47%
Return After Taxes on Distributions	28.45%	3.77%	0.43%
Return After Taxes on Distributions and Sale of Fund Shares	18.49%	3.23%	0.38%
Class A (began on 05-18-2009)
Return Before Taxes	N/A	N/A	13.56%
Class B (began on 05-18-2009)
Return Before Taxes	N/A	N/A	14.91%
Class C (began on 05-18-2009)
Return Before Taxes	N/A	N/A	19.02%
Class Y (began on 05-18-2009)
Return Before Taxes	N/A	N/A	20.49%
Indexes
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on April 30, 2000.)	37.21%	1.64%	-4.31%
Lipper Large-Cap Growth Funds Universe Average (net of fees and expenses) (Index comparison begins on April 30, 2000.)	35.08%	0.92%	-3.28%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

Sarah C. Ross, Vice President of IICO, has managed the Fund since May 2009.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge or redemption fee, on any business day through your dealer or financial adviser (all share classes), by writing to Ivy Client Services, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B and C: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on our shareholder servicing system, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund.

36	Prospectus	Domestic Equity Funds

The Fund’s initial and subsequent investment minimums are as follows:

For Class A, Class B and Class C:
To Open an Account	$500
For accounts opened with Automatic Investment Service (AIS)	$50
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$25
For Class I and Class Y:
Please check with your individual selling dealer, plan administrator or third party recordkeeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Domestic Equity Funds	Prospectus	37

Ivy Value Fund

Objective

To provide long-term accumulation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in a fund within the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 173 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 116 of the Fund’s statement of additional information (SAI).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B		Class C		Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None		None		None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None	5.00%	[1]	1.00%	[1]	None	None
Redemption Fee/Exchange Fee (as a % of amount redeemed or exchanged within fewer than five days)	2.00%	2.00%		2.00%		2.00%	2.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class I	Class Y
Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses	0.84%	1.38%	1.09%	0.41%	0.45%
Total Annual Fund Operating Expenses	1.79%	3.08%	2.79%	1.11%	1.40%

[1]

For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$746	$1,106	$1,489	$2,559
Class B Shares	711	1,251	1,716	3,092
Class C Shares	282	865	1,474	3,119
Class I Shares	113	353	612	1,352
Class Y Shares	143	443	766	1,680

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$746	$1,106	$1,489	$2,559
Class B Shares	311	951	1,616	3,092
Class C Shares	282	865	1,474	3,119
Class I Shares	113	353	612	1,352
Class Y Shares	143	443	766	1,680

38	Prospectus	Domestic Equity Funds

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing in the common stocks of primarily large-cap, under-valued companies. The Fund seeks to invest in stocks that are, in the opinion of Ivy Investment Management Company (IICO), the Fund’s investment manager, undervalued relative to the true value of the company, and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. Although the Fund generally invests in large-cap companies (typically, companies with market capitalizations of at least $10 billion), it may invest in securities of any size company. The Fund seeks to be diversified across economic sectors in an effort to manage risk, and to prevent excess volatility.

IICO primarily utilizes fundamental, bottom-up, research while considering a top-down (assess the market environment) and quantitative analysis to identify securities for the Fund. The Fund typically invests in core value stocks: stocks of companies in industries that have relatively lower price-to-earnings ratios than growth stocks. IICO searches for companies with leading positions in their respective industries, solid management teams, strong balance sheets with a high free cash flow and strong barriers to competition. The Fund also may invest in growth stocks that are, in IICO’s opinion, temporarily undervalued. As well, IICO attempts to diversify the Fund’s holdings among sectors in an effort to minimize risk.

IICO will typically sell a stock when it reaches an acceptable price, its fundamental factors have changed or it has performed below IICO’s expectations. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

■	Large Company Risk. A Fund with holdings of large capitalization company securities may underperform the market as a whole.

■	Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so.

■

Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of IICO, undervalued. The value of a security believed by IICO to be undervalued may never reach what is believed to be its full value, or such security’s value may decrease.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and/or Lipper peer group. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus Cornerstone Fund which along with its other classes of shares was reorganized on December 8, 2003 into Class A shares of Ivy Value Fund. For that time period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Value Fund. If those expenses were reflected, performance shown below would differ.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Domestic Equity Funds	Prospectus	39

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 19.74% (the third quarter of 2009) and the lowest quarterly return was -18.62% (the fourth quarter of 2008).

Average Annual Total Returns

as of December 31, 2009	1 Year	5 Years	10 Years (or Life of Class)
Class A
Return Before Taxes	18.93%	-0.85%	0.22%
Return After Taxes on Distributions	18.85%	-1.21%	-0.06%
Return After Taxes on Distributions and Sale of Fund Shares	12.41%	-0.61%	0.20%
Class B (began on 12-08-2003)
Return Before Taxes	20.12%	-1.01%	2.00%
Class C (began on 12-08-2003)
Return Before Taxes	24.93%	-0.60%	2.22%
Class I (began on 04-02-2007)
Return Before Taxes	27.13%	N/A	-6.24%
Class Y (began on 12-08-2003)
Return Before Taxes	26.67%	0.61%	3.42%
Indexes
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	19.68%	-0.25%	2.46%
Lipper Large-Cap Value Funds Universe Average (net of fees and expenses)	23.10%	-0.25%	2.04%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

Matthew T. Norris, Senior Vice President of IICO, has managed the Fund (and its predecessor fund) since July 2003.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge or redemption fee, on any business day through your dealer or financial adviser (all share classes), by writing to Ivy Client Services, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B and C: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on our shareholder servicing system, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund.

40	Prospectus	Domestic Equity Funds

The Fund’s initial and subsequent investment minimums are as follows:

For Class A, Class B and Class C:
To Open an Account	$500
For accounts opened with Automatic Investment Service (AIS)	$50
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$25
For Class I and Class Y:
Please check with your individual selling dealer, plan administrator or third party recordkeeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Domestic Equity Funds	Prospectus	41

Ivy Bond Fund

Objective

To provide a high level of current income consistent with prudent investment risk.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in a fund within the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 173 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 116 of the Fund’s statement of additional information (SAI).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B		Class C		Class E	Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None		None		5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None	5.00%	[1]	1.00%	[1]	None	None	None
Redemption Fee/Exchange Fee (as a % of amount redeemed or exchanged within fewer than five days)	2.00%	2.00%		2.00%		2.00%	2.00%	2.00%
Maximum Annual Maintenance Fee	None	None		None		$20	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class Y
Management Fees	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.25%
Other Expenses	0.48%	1.08%	0.54%	1.00%	0.36%	0.44%
Total Annual Fund Operating Expenses	1.25%	2.60%	2.06%	1.77%	0.88%	1.21%
Fee Waiver and/or Expense Reimbursement[2]	0.00%	0.00%	0.00%	0.56%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25%	2.60%	2.06%	1.21%	0.88%	1.21%

[1]

For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

Through July 31, 2011, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for the Fund’s Class E shares at 1.21%. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$695	$949	$1,222	$1,999
Class B Shares	663	1,108	1,480	2,604
Class C Shares	209	646	1,108	2,390
Class E Shares	711	1,035	1,459	2,632
Class I Shares	90	281	488	1,084
Class Y Shares	123	384	665	1,466

42	Prospectus	Fixed Income Funds

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$695	$949	$1,222	$1,999
Class B Shares	263	808	1,380	2,604
Class C Shares	209	646	1,108	2,390
Class E Shares	711	1,035	1,459	2,632
Class I Shares	90	281	488	1,084
Class Y Shares	123	384	665	1,466

Portfolio Turnover

The Fund bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 441% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in bonds (for this purpose, “bonds” includes any debt security with an initial maturity greater than one year). The Fund invests in a variety of primarily investment-grade debt securities (including bonds rated BBB or higher by Standard & Poor’s (S&P), or having comparable ratings issued by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by Ivy Investment Management Company (IICO), the Fund’s investment manager, or the Fund’s subadvisor, to be of comparable quality). Debt securities in which the Fund may invest include corporate and mortgage-backed securities, asset-backed securities, debt securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities (U.S. government securities) and other debt obligations of U.S. banks or savings and loan associations. The Fund expects that under normal market circumstances the effective duration of its portfolio will range from four to seven years.

In selecting securities, the Fund’s subadvisor, Advantus Capital Management, Inc. (Advantus Capital), uses a bottom-up, fundamental approach by focusing on security selection and sector allocation. Advantus Capital also focuses on relative value trading among fixed-income securities, and considers factors such as security pricing, industry outlook, current and anticipated market and economic conditions, general levels of debt and issuer operations.

Generally, in determining whether to sell a security, Advantus Capital uses the same type of analysis that it uses in buying securities, including review of the security’s valuation and the issuer’s creditworthiness. Advantus Capital may also sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

■	Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.

■

Extension Risk. A rise in interest rates could cause property owners to pay their mortgages more slowly than expected, resulting in slower payments of mortgage-backed securities and lengthening the average life of such security. This could cause their value to decline more than other fixed-income securities.

■

Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially bonds with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.

■	Management Risk. Fund performance is primarily dependent on Advantus Capital’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so.

Fixed Income Funds	Prospectus	43

■

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities are subject to prepayment risk. When interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund may be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed and asset-backed securities.

■

Non-Agency Securities Risk. The risk that payments on a security will not be made when due, or the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. Government or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government. These securities may include, but are not limited to, securities issued by non-government entities, asset-backed securities (which represent interests in auto, consumer and/or credit card loans) and commercial mortgage-backed securities (which represent interests in commercial mortgage loans).

■

Reinvestment Risk. A decline in interest rates may cause issuers to pay higher-yielding bonds held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and/or Lipper peer group. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus Bond Fund, which along with its other classes of shares, was reorganized on December 8, 2003 into Class A shares of Ivy Bond Fund. For that period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Bond Fund. If those expenses were reflected, performance shown below would differ.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 6.62% (the third quarter of 2009) and the lowest quarterly return was -3.89% (the fourth quarter of 2008).

44	Prospectus	Fixed Income Funds

Average Annual Total Returns

as of December 31, 2009	1 Year	5 Years	10 Years (or Life of Class)
Class A
Return Before Taxes	7.41%	1.02%	4.23%
Return After Taxes on Distributions	5.97%	-0.45%	2.50%
Return After Taxes on Distributions and Sale of Fund Shares	5.22%	0.26%	2.82%
Class B (began on 12-08-2003)
Return Before Taxes	8.40%	0.83%	1.39%
Class C (began on 12-08-2003)
Return Before Taxes	13.13%	1.33%	1.62%
Class E (began on 04-02-2007)
Return Before Taxes	7.48%	N/A	-0.99%
Class I (began on 04-02-2007)
Return Before Taxes	14.42%	N/A	1.71%
Class Y (began on 12-08-2003)
Return Before Taxes	14.11%	2.20%	2.54%
Indexes
Citigroup Broad Investment Grade Index (reflects no deduction for fees, expenses or taxes)	5.07%	5.23%	6.47%
Lipper Corporate Debt Funds A Rated Universe Average (net of fees and expenses)	15.18%	3.47%	5.45%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO) and sub-advised by Advantus Capital Management, Inc. (Advantus Capital).

Portfolio Managers

Christopher R. Sebald, Chief Information Officer and Executive Vice President of Advantus Capital, has managed the Fund (and its predecessor fund) since August 2003, Thomas B. Houghton, Vice President of Advantus Capital, has managed the Fund since April 2005 and David W. Land, Vice President of Advantus Capital, has managed the Fund since April 2005.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge or redemption fee, on any business day through your dealer or financial adviser (all share classes), by writing to Ivy Client Services, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B, C and E: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on our shareholder servicing system, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund.

The Fund’s initial and subsequent investment minimums are as follows:

For Class A, Class B, Class C and Class E:
To Open an Account	$500
For accounts opened with Automatic Investment Service (AIS)	$50
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$25
For Class I and Class Y:
Please check with your individual selling dealer, plan administrator or third party recordkeeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Fixed Income Funds	Prospectus	45

Ivy Global Bond Fund

Objectives

To seek, as a primary objective, a high level of current income. As a secondary objective, the Fund seeks capital growth when consistent with its primary objective.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in a fund within the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 173 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 116 of the Fund’s statement of additional information (SAI).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B		Class C		Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None		None		None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None	5.00%	[1]	1.00%	[1]	None	None
Redemption Fee/Exchange Fee (as a % of amount redeemed or exchanged within fewer than thirty days)	2.00%	2.00%		2.00%		2.00%	2.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class I	Class Y
Management Fees	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[2]	0.68%	0.53%	0.54%	0.58%	0.59%
Total Annual Fund Operating Expenses	1.56%	2.16%	2.17%	1.21%	1.47%
Fee Waiver and/or Expense Reimbursement[3]	0.57%	0.42%	0.43%	0.47%	0.48%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99%	1.74%	1.74%	0.74%	0.99%

[1]

For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]	The percentage shown for Other Expenses is annualized based on expenses incurred during the period from April 4, 2008 (commencement of operations) through March 31, 2009.

[3]

Through July 31, 2011, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees (as applicable) and/or shareholder servicing fees to cap the expenses as follows: Class A shares at 0.99%, Class B shares at 1.74%, Class C shares at 1.74%, Class I shares at 0.74% and Class Y shares at 0.99%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$670	$910	$1,247	$2,197
Class B Shares	577	876	1,157	2,236
Class C Shares	177	577	1,063	2,404
Class I Shares	76	270	549	1,346
Class Y Shares	101	349	686	1,639

46	Prospectus	Fixed Income Funds

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$670	$910	$1,247	$2,197
Class B Shares	177	576	1,057	2,236
Class C Shares	177	577	1,063	2,404
Class I Shares	76	270	549	1,346
Class Y Shares	101	349	686	1,639

Portfolio Turnover

The Fund bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objectives by investing in a diversified portfolio of debt securities of foreign and domestic issuers. During normal market conditions, the Fund invests at least 80% of its net assets in bonds. The Fund may invest in bonds of any maturity. The Fund invests primarily in issuers of countries that are members of the Organisation of Economic Co-Operation and Development, the OECD. The Fund also may invest in issuers located in emerging markets, such as Brazil, Russia, India and China. The Fund may invest in securities issued by foreign or U.S. governments and in securities issued by foreign or domestic companies of any size. The Fund may invest up to 100% of its total assets in securities denominated in currencies other than the U.S. dollar.

Although the Fund invests primarily in investment grade securities, it may invest up to 35% of its total assets in non-investment grade bonds, commonly called junk bonds, that include bonds rated BB or below by Standard & Poor’s (S&P) or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by IICO to be of comparable quality. The Fund may invest in junk bonds of foreign issuers within emerging markets, and it will only invest in junk bonds if IICO deems the risks to be consistent with the Fund’s objectives. The Fund also may invest in equity securities of foreign and domestic issuers to achieve income and/or its secondary objective of capital growth.

IICO may look at a number of factors in selecting securities for the Fund’s portfolio. These include: identifying fundamental global themes; country analysis (economic, legislative/judicial and demographic trends); credit analysis of the issuer (financial strength, cash flow, management, strategy and accounting); the maturity, quality, and denomination (U.S. dollar, euro, yen) of the issue; domicile and market share of the issuer; and analysis of the issuer’s profit history through various economic cycles.

Generally, in determining whether to sell a debt security, IICO continues to analyze the factors considered for buying the security. IICO also considers its assumptions regarding a company, an industry, the markets, an individual economy and/or the global economy. IICO may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

■	Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.

■

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, and political considerations that may not be associated with the domestic markets and that could affect the Fund’s performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays.

■

Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially bonds with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.

Fixed Income Funds	Prospectus	47

■

Low-rated Securities Risk. In general, low-rated debt securities (commonly referred to as “high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken the Fund’s returns. In adverse economic or other circumstances, issuers of these lower rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher rated securities and obligations.

■	Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so.

■

Reinvestment Risk. A decline in interest rates may cause issuers to pay higher-yielding bonds held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and/or Lipper peer group. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 4.49% (the second quarter of 2009) and the lowest quarterly return was 1.71% (the first quarter of 2009).

48	Prospectus	Fixed Income Funds

Average Annual Total Returns

as of December 31, 2009	1 Year	Life of Class
Class A (began on 04-04-2008)
Return Before Taxes	5.60%	0.20%
Return After Taxes on Distributions	4.69%	-0.70%
Return After Taxes on Distributions and Sale of Fund Shares	3.93%	-0.11%
Class B (began on 04-04-2008)
Return Before Taxes	7.22%	0.66%
Class C (began on 04-04-2008)
Return Before Taxes	11.22%	2.93%
Class I (began on 04-04-2008)
Return Before Taxes	12.32%	3.93%
Class Y (began on 04-04-2008)
Return Before Taxes	11.93%	3.67%
Indexes
Barclays Capital U.S. Dollar-Denominated Universal Index (reflects no deduction for fees, expenses or taxes)(Index comparison begins on March 31, 2008.)	8.59%	5.25%
Lipper Global Income Funds Universe Average (net of fees and expenses)(Index comparison begins on March 31, 2008.)	15.23%	3.19%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Managers

Daniel J. Vrabac, Senior Vice President of IICO, has managed the Fund since April 2008 and Mark G. Beischel, Senior Vice President of IICO, has managed the Fund since April 2008.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge or redemption fee, on any business day through your dealer or financial adviser (all share classes), by writing to Ivy Client Services, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B and C: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on our shareholder servicing system, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund.

The Fund’s initial and subsequent investment minimums are as follows:

For Class A, Class B and Class C:
To Open an Account	$500
For accounts opened with Automatic Investment Service (AIS)	$50
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$25
For Class I and Class Y:
Please check with your individual selling dealer, plan administrator or third party recordkeeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Fixed Income Funds	Prospectus	49

Ivy High Income Fund

Objectives

To provide, as its primary objective, a high level of current income. As a secondary objective, the Fund seeks capital growth when consistent with its primary objective.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in a fund within the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 173 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 116 of the Fund’s statement of additional information (SAI).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B		Class C		Class E	Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None		None		5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None	5.00%	[1]	1.00%	[1]	None	None	None
Redemption Fee/Exchange Fee (as a % of amount redeemed or exchanged within fewer than five days)	2.00%	2.00%		2.00%		2.00%	2.00%	2.00%
Maximum Annual Maintenance Fee	None	None		None		$20	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class Y
Management Fees	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.25%
Other Expenses	0.47%	0.84%	0.48%	1.30%	0.28%	0.27%
Total Annual Fund Operating Expenses	1.34%	2.46%	2.10%	2.17%	0.90%	1.14%
Fee Waiver and/or Expense Reimbursement[2]	0.00%	0.00%	0.00%	0.81%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.34%	2.46%	2.10%	1.36%	0.90%	1.14%

[1]

For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

Through July 31, 2011, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for the Fund’s Class E shares at 1.36%. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$704	$975	$1,267	$2,095
Class B Shares	649	1,067	1,411	2,519
Class C Shares	213	658	1,129	2,431
Class E Shares	726	1,096	1,602	2,987
Class I Shares	92	287	498	1,108
Class Y Shares	116	362	628	1,386

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$704	$975	$1,267	$2,095
Class B Shares	249	767	1,311	2,519
Class C Shares	213	658	1,129	2,431
Class E Shares	726	1,096	1,602	2,987
Class I Shares	92	287	498	1,108
Class Y Shares	116	362	628	1,386

50	Prospectus	Fixed Income Funds

Portfolio Turnover

The Fund bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities of domestic and foreign issuers, the risks of which are, in the judgment of Ivy Investment Management Company (IICO), the Fund’s investment manager, consistent with the Fund’s objectives. The Fund invests primarily in lower quality debt securities, which include securities rated BBB or below by Standard & Poor’s (S&P) or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by IICO to be of comparable quality. The Fund may invest an unlimited amount of its total assets in non-investment grade debt, or junk, which include securities rated BB to D- by S&P or having comparable ratings issued by another NRSRO or, if unrated, determined by IICO to be of comparable quality. The Fund may invest in fixed-income securities of any maturity and in companies of any size.

IICO may look at a number of factors in selecting securities for the Fund, beginning with the economic environment, interest rate trends and industry fundamentals, progressing to analysis of the company’s fundamentals, including financial strength, growth of operating cash flows, strength of management, borrowing requirements, improving credit metrics, potential to improve credit standing, responsiveness to changes in interest rates and business conditions, strength of business model, and capital structure and future capital needs.

After IICO is comfortable with the business model of a company, IICO attempts to optimize the Fund’s risk/reward by investing in the debt portion of the capital structure believed to be most attractive, which may include secured bank loans or floating rate notes, unsecured high-yield bonds, and/or busted convertibles.

Generally, in determining whether to sell a debt security, IICO considers the dynamics of an industry and/or company change or anticipated change, a change in strategy by a company, and/or a change in management’s consideration of its creditors.

IICO also may sell a security if, in IICO’s opinion, the price of the security has risen to fully reflect the company’s improved creditworthiness and other investments with greater potential exist. IICO may also sell a security to take advantage of more attractive investment opportunities, to reduce the Fund’s holding in that security or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

■	Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial and political considerations that may not be associated with the domestic markets and that could affect the Fund’s performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays.

■

Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially bonds with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.

■

Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.

■

Low-rated Securities Risk. In general, low-rated debt securities (commonly referred to as “high yield” or “junk”) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these securities are considered speculative and could significantly weaken the Fund’s returns. In adverse economic or other circumstances, issuers of these lower rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher rated securities and obligations.

■	Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so.

Fixed Income Funds	Prospectus	51

■

Reinvestment Risk. A decline in interest rates may cause issuers to pay higher-yielding bonds held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class C shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and/or Lipper peer group. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. The returns shown for Class C shares for periods prior to March 24, 2000 are based on the performance of the Fund’s prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B’s performance has been adjusted to reflect the current CDSC structure applicable to Class C. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for 12 months or less.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class C shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown on the chart, the highest quarterly return was 16.13% (the second quarter of 2009) and the lowest quarterly return was -15.30% (the fourth quarter of 2008).

Average Annual Total Returns

as of December 31, 2009	1 Year	5 Years	10 Years (or Life of Class)
Class C
Return Before Taxes	45.29%	5.57%	5.59%
Return After Taxes on Distributions	40.43%	2.91%	2.82%
Return After Taxes on Distributions and Sale of Fund Shares	30.63%	3.59%	3.39%
Class A (began on 07-03-2000)
Return Before Taxes	37.90%	5.14%	6.44%
Class B (began on 07-18-2000)
Return Before Taxes	40.88%	5.18%	6.12%
Class E (began on 04-02-2007)
Return Before Taxes	37.65%	N/A	3.50%
Class I (began on 04-02-2007)
Return Before Taxes	46.58%	N/A	6.85%
Class Y
Return Before Taxes	46.20%	6.56%	6.51%
Indexes
Citigroup High Yield Market Index (reflects no deduction for fees, expenses or taxes)	55.19%	5.98%	6.60%
Lipper High Current Yield Funds Universe Average (net of fees and expenses)	46.41%	4.36%	4.80%

52	Prospectus	Fixed Income Funds

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

Bryan C. Krug, Senior Vice President of IICO, has managed the Fund since February 2006.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge or redemption fee, on any business day through your dealer or financial adviser (all share classes), by writing to Ivy Client Services, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B, C and E: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on our shareholder servicing system, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund.

The Fund’s initial and subsequent investment minimums are as follows:

For Class A, Class B, Class C and Class E:
To Open an Account	$500
For accounts opened with Automatic Investment Service (AIS)	$50
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$25
For Class I and Class Y:
Please check with your individual selling dealer, plan administrator or third party recordkeeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Fixed Income Funds	Prospectus	53

Ivy Limited-Term Bond Fund

Objective

To provide a high level of current income consistent with preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in a fund within the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 173 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 116 of the Fund’s statement of additional information (SAI).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B		Class C		Class E	Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	2.50%	None		None		2.50%	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None	5.00%	[1]	1.00%	[1]	None	None	None
Redemption Fee/Exchange Fee (as a % of amount redeemed or exchanged within fewer than five days)	2.00%	2.00%		2.00%		2.00%	2.00%	2.00%
Maximum Annual Maintenance Fee	None	None		None		$20	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class Y
Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.25%
Other Expenses	0.31%	0.38%	0.24%	0.13%	0.22%	0.26%
Total Annual Fund Operating Expenses	1.06%	1.88%	1.74%	0.88%	0.72%	1.01%

[1]

For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$355	$579	$820	$1,512
Class B Shares	591	891	1,116	1,987
Class C Shares	177	548	944	2,052
Class E Shares	358	584	825	1,507
Class I Shares	74	230	401	894
Class Y Shares	103	322	558	1,236

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$355	$579	$820	$1,512
Class B Shares	191	591	1,016	1,987
Class C Shares	177	548	944	2,052
Class E Shares	358	584	825	1,507
Class I Shares	74	230	401	894
Class Y Shares	103	322	558	1,236

54	Prospectus	Fixed Income Funds

Portfolio Turnover

The Fund bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing primarily in investment-grade, U.S. dollar-denominated, debt securities of primarily domestic issuers. The Fund may invest in U.S. government securities, corporate debt securities, mortgage-backed securities including collateralized mortgage obligations (CMOs) and other asset-backed securities. The Fund seeks to identify relative value opportunities between these sectors of the fixed-income market. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds with limited-term maturities; therefore, the Fund seeks to maintain a dollar-weighted average maturity of not less than two years and not more than five years. The Fund may invest in companies of any size.

Investment grade debt securities include bonds rated BBB or higher by Standard & Poor’s (S&P) or having comparable ratings issued by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by Ivy Investment Management Company (IICO), the Fund’s investment manager, to be of comparable quality.

IICO may look at a number of factors in selecting securities for the Fund’s portfolio, beginning with a review of the broad economic and financial trends in the U.S. and world markets. This process aids in the determination of economic fundamentals, which leads to sector allocation.

Within a sector, IICO typically considers the security’s current coupon, the maturity of the security, the relative value of the security based on historical yield information, the creditworthiness of the particular issuer (if not backed by the full faith and credit of the Treasury), and prepayment risks for mortgage-backed securities and other debt securities with call provisions.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities, including review of the security’s valuation and the issuer’s creditworthiness. IICO may also sell a security to take advantage of more attractive investment opportunities, to reduce the Fund’s holding in that security or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

■	Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.

■

Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially bonds with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.

■	Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so.

■

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities are subject to prepayment risk. When interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund may be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed and asset-backed securities.

■

Reinvestment Risk. A decline in interest rates may cause issuers to pay higher-yielding bonds held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.

■

U.S. Government Securities Risk. Certain U.S. government securities, such as U.S. Treasury (Treasury) securities and securities issued by the Government National Mortgage Association, are backed by the full faith and credit of the U.S. government. Other U.S. government securities, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, are not backed by the full faith and credit of the U.S. government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Fixed Income Funds	Prospectus	55

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class C shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and/or Lipper peer group. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. The returns shown for Class C shares for periods prior to March 24, 2000 are based on the performance of the Fund’s prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B’s performance has been adjusted to reflect the current CDSC structure applicable to Class C. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for 12 months or less.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class C shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown on the chart, the highest quarterly return was 4.34% (the fourth quarter of 2008) and the lowest quarterly return was -1.83% (the second quarter of 2004).

Average Annual Total Returns

as of December 31, 2009	1 Year	5 Years	10 Years (or Life of Class)
Class C
Return Before Taxes	5.23%	3.89%	4.06%
Return After Taxes on Distributions	4.32%	3.02%	2.96%
Return After Taxes on Distributions and Sale of Fund Shares	3.71%	2.96%	2.96%
Class A (began on 08-17-2000)
Return Before Taxes	3.34%	4.21%	4.54%
Class B (began on 07-03-2000)
Return Before Taxes	1.12%	3.67%	3.97%
Class E (began on 04-02-2007)
Return Before Taxes	3.47%	N/A	5.73%
Class I (began on 04-02-2007)
Return Before Taxes	6.29%	N/A	7.16%
Class Y
Return Before Taxes	6.02%	4.85%	5.03%
Indexes
Citigroup 1-5 yrs Treasury/Government Sponsored/Credit Index (reflects no deduction for fees, expenses or taxes)	4.62%	4.57%	5.42%
Lipper Short-Intermediate Investment Grade Debt Funds Universe Average (net of fees and expenses)	11.84%	3.70%	5.02%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

56	Prospectus	Fixed Income Funds

Portfolio Manager

Mark Otterstrom, Senior Vice President of IICO, has managed the Fund since August 2008.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge or redemption fee, on any business day through your dealer or financial adviser (all share classes), by writing to Ivy Client Services, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B, C and E: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on our shareholder servicing system, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund.

The Fund’s initial and subsequent investment minimums are as follows:

For Class A, Class B, Class C and Class E:
To Open an Account	$500
For accounts opened with Automatic Investment Service (AIS)	$50
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$25
For Class I and Class Y:
Please check with your individual selling dealer, plan administrator or third party recordkeeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Fixed Income Funds	Prospectus	57

Ivy Mortgage Securities Fund

Objective

To provide a high level of current income consistent with prudent investment risk.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in a fund within the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 173 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 116 of the Fund’s statement of additional information (SAI).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B		Class C		Class E	Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None		None		5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None	5.00%	[1]	1.00%	[1]	None	None	None
Redemption Fee/Exchange Fee (as a % of amount redeemed or exchanged within fewer than five days)	2.00%	2.00%		2.00%		2.00%	2.00%	2.00%
Maximum Annual Maintenance Fee	None	None		None		$20	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class Y
Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.25%
Other Expenses	0.54%	0.83%	0.52%	1.19%	0.29%	0.27%
Total Annual Fund Operating Expenses	1.29%	2.33%	2.02%	1.94%	0.79%	1.02%
Fee Waiver and/or Expense Reimbursement[2]	0.00%	0.00%	0.00%	0.80%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.29%	2.33%	2.02%	1.14%	0.79%	1.02%

[1]

For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

Through July 31, 2011, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for the Fund’s Class E shares at 1.14%. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$699	$960	$1,242	$2,042
Class B Shares	636	1,027	1,345	2,406
Class C Shares	205	634	1,088	2,348
Class E Shares	705	1,031	1,491	2,759
Class I Shares	81	252	439	978
Class Y Shares	104	325	563	1,248

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$699	$960	$1,242	$2,042
Class B Shares	236	727	1,245	2,406
Class C Shares	205	634	1,088	2,348
Class E Shares	705	1,031	1,491	2,759
Class I Shares	81	252	439	978
Class Y Shares	104	325	563	1,248

58	Prospectus	Fixed Income Funds

Portfolio Turnover

The Fund bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 149% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal market conditions, at least 80% of its net assets in the mortgage and mortgage-related industry, including investment-grade securities representing interests in pools of mortgage loans, CMOs, commercial mortgage-backed securities (CMBSs), stripped mortgage-backed securities and asset-backed securities backed by home equity loans, auto loans, and other consumer loans. The Fund also may invest in interest rate derivatives primarily for hedging purposes.

In selecting securities, the Fund’s investment subadvisor, Advantus Capital Management, Inc. (Advantus Capital), follows a bottom-up, fundamental approach and considers factors that may include prepayment risk, liquidity, credit quality and the type of loan and collateral underlying the security, as well as trends in economic conditions, interest rates and the mortgage market. Advantus Capital also seeks undervalued or mispriced securities within the mortgage-related sectors. It does not place a primary focus on interest rate positions. The Fund expects that under normal circumstances the effective duration of its portfolio will range from one to seven years.

Generally, in determining whether to sell a security, Advantus Capital uses the same type of analysis that it uses in buying securities, including review of the security’s valuation and the issuer’s creditworthiness. Advantus Capital may also sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

The Fund may, but is not required to, use a range of derivative investment techniques in seeking to hedge various market risks (such as interest rates and broad or specific equity or fixed-income market movements).

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

■

Concentration Risk. Because the Fund invests more than 25% of its total assets in the mortgage-related industry, the Fund’s performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in this industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market.

■

Derivatives Risk. A principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative’s value is derived. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of IICO, or the Fund’s subadvisor, as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used.

■

Extension Risk. A rise in interest rates could cause property owners to pay their mortgages more slowly than expected, resulting in slower payments of mortgage-backed securities and lengthening the average life of such security. This could cause their value to decline more than other fixed-income securities.

■

Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially bonds with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.

■

Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.

■	Management Risk. Fund performance is primarily dependent on Advantus Capital’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so.

■

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities are subject to prepayment risk. When interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund may be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed and asset-backed securities.

Fixed Income Funds	Prospectus	59

■

Non-Agency Securities Risk. The risk that payments on a security will not be made when due, or the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. Government or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government. These securities may include, but are not limited to, securities issued by non-government entities, asset-backed securities (which represent interests in auto, consumer and/or credit card loans) and commercial mortgage-backed securities (which represent interests in commercial mortgage loans).

■

Reinvestment Risk. A decline in interest rates may cause issuers to pay higher-yielding bonds held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.

On November 18, 2009, the Board of Trustees of Ivy Funds approved the merger of the Fund into Ivy Bond Fund, a series of the Trust with the same investment objective as the Fund. If shareholders of the Fund approve the merger, it is expected to be completed in the second quarter of 2010. For additional information regarding the investment strategies and principal risks of Ivy Bond Fund, please see that Fund’s summary prospectus.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and/or Lipper peer group. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus Mortgage Securities Fund, which along with its other classes of shares, was reorganized on December 8, 2003 into Class A shares of Ivy Mortgage Securities Fund. For that period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Mortgage Securities Fund. If those expenses were reflected, performance shown below would differ.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 5.27% (the third quarter of 2009) and the lowest quarterly return was -11.50% (the fourth quarter of 2008).

60	Prospectus	Fixed Income Funds

Average Annual Total Returns

as of December 31, 2009	1 Year	5 Years	10 Years (or Life of Class)
Class A
Return Before Taxes	3.57%	-1.87%	2.83%
Return After Taxes on Distributions	1.71%	-3.54%	0.79%
Return After Taxes on Distributions and Sale of Fund Shares	2.87%	-2.17%	1.57%
Class B (began on 12-18-2003)
Return Before Taxes	4.64%	-1.92%	-0.83%
Class C (began on 12-08-2003)
Return Before Taxes	9.15%	-1.49%	-0.59%
Class E (began on 04-02-2007)
Return Before Taxes	3.90%	N/A	-6.36%
Class I (began on 04-02-2007)
Return Before Taxes	10.56%	N/A	-3.62%
Class Y (began on 12-08-2003)
Return Before Taxes	10.33%	-0.54%	0.34%
Indexes
Barclays Capital Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)	5.89%	5.78%	6.46%
Lipper U.S. Mortgage Funds Universe Average (net of fees and expenses)	9.10%	3.67%	5.02%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO) and sub-advised by Advantus Capital Management, Inc. (Advantus Capital).

Portfolio Manager

Christopher R. Sebald, Chief Information Officer and Executive Vice President of Advantus Capital, has managed the Fund (and its predecessor fund) since August 2003 and David W. Land, Vice President of Advantus Capital, has managed the Fund since April 2004.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge or redemption fee, on any business day through your dealer or financial adviser (all share classes), by writing to Ivy Client Services, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B, C and E: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on our shareholder servicing system, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund.

The Fund’s initial and subsequent investment minimums are as follows:

For Class A, Class B, Class C and Class E:
To Open an Account	$500
For accounts opened with Automatic Investment Service (AIS)	$50
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$25
For Class I and Class Y:
Please check with your individual selling dealer, plan administrator or third party recordkeeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Fixed Income Funds	Prospectus	61

Ivy Municipal Bond Fund

Objective

To provide income that is not subject to Federal income tax.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in a fund within the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 173 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 116 of the Fund’s statement of additional information (SAI).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B		Class C		Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.25%	None		None		None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None	5.00%	[1]	1.00%	[1]	None	None
Redemption Fee/Exchange Fee (as a % of amount redeemed or exchanged within fewer than five days)	2.00%	2.00%		2.00%		2.00%	2.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class I		Class Y
Management Fees	0.52%	0.52%	0.52%	0.52%		0.52%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%		0.25%
Other Expenses	0.47%	0.50%	0.48%	0.38%	[2]	0.47%	[2]
Total Annual Fund Operating Expenses	1.24%	2.02%	2.00%	0.90%		1.24%

[1]

For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]	Other Expenses are based upon estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$546	$802	$1,077	$1,861
Class B Shares	605	934	1,188	2,147
Class C Shares	203	627	1,078	2,327
Class I Shares	92	287	498	1,108
Class Y Shares	126	393	681	1,500

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$546	$802	$1,077	$1,861
Class B Shares	205	634	1,088	2,147
Class C Shares	203	627	1,078	2,327
Class I Shares	92	287	498	1,108
Class Y Shares	126	393	681	1,500

Portfolio Turnover

The Fund bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

62	Prospectus	Fixed Income Funds

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, during normal market conditions, at least 80% of its net assets in tax-exempt municipal bonds, mainly of investment grade and of any maturity. Municipal bonds are obligations the interest on which is not includable in gross income for Federal income tax purposes, although a portion of such interest may be a tax preference item for purposes of the Federal alternative minimum tax (AMT) (tax preference item). Investment grade debt securities include bonds rated BBB or higher by Standard & Poor’s (S&P) or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by Ivy Investment Management Company (IICO), the Fund’s investment manager, to be of comparable quality.

The Fund diversifies its holdings between two main types of municipal bonds:

■	general obligation bonds, which are backed by the full faith, credit and taxing power of the governmental authority

■

revenue bonds, which are payable only from specific sources, such as the revenue from a particular project, a special tax, lease payments and/or appropriated funds. Revenue bonds include certain private activity bonds (PABs), which finance privately operated facilities. Revenue bonds also include housing bonds that finance pools of single-family home mortgages and multi-family project mortgages, and student loan bonds that finance pools of student loans. Revenue bonds also include tobacco bonds that are issued by state-created special purpose entities as a means to securitize a state’s share of annual tobacco settlement revenues.

IICO primarily utilizes a cautious top-down management style that de-emphasizes aggressive interest rate strategies. IICO attempts to enhance Fund performance by utilizing opportunities presented by the shape and slope of the yield curve, while keeping the overall Fund duration within a tight range relative to the Fund’s stated benchmark. As an overlay to this core strategy, IICO attempts to identify and capitalize on relative value opportunities that exist between sectors, states (including U.S. possessions), security structures and ratings categories. Relative attractiveness to other taxable fixed-income asset classes, as well as municipal market supply/demand patterns and other technical factors, are monitored closely for opportunities.

IICO may look at a number of factors in selecting securities for the Fund’s portfolio. These include the security’s current coupon, the maturity, relative value and market yield of the security, the creditworthiness of the particular issuer or of the private company involved, the sector in which the security is identified, the structure of the security, including whether it has a call feature, and the state in which the security is issued.

IICO seeks to emphasize prudent diversification among sectors, states, security structures, position sizes and ratings categories, in an attempt to reduce overall portfolio risk and performance volatility as well as to emphasize capital preservation. However, the Fund may invest significantly in bonds payable from revenues derived from similar projects, such as those in the health care sector.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses when buying securities to determine whether the security continues to be a desired investment for the Fund. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■

Alternative Minimum Tax Risk. The Fund may invest in municipal bonds, the interest on which (and, therefore, Fund dividends attributable to such interest) is a tax preference item. If the Fund shareholder’s AMT liability increased as a result of such dividends, that would reduce the Fund’s after-tax return to the shareholder.

■	Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.

■

Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially bonds with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.

■	Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so.

■

Political, Legislative or Regulatory Risk. The municipal securities market generally or certain municipal securities in particular may be significantly affected by adverse political, legislative or regulatory changes or litigation at the Federal or state level.

■

Reinvestment Risk. A decline in interest rates may cause issuers to pay higher-yielding bonds held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.

Fixed Income Funds	Prospectus	63

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class C shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and/or Lipper peer group. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. The returns shown for Class C shares for periods prior to March 24, 2000 are based on the performance of the Fund’s prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B’s performance has been adjusted to reflect the current CDSC structure applicable to Class C. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for 12 months or less.

The Class Y performance shown below from September 24, 2008 to October 8, 2009 is the performance of the Fund’s Class A shares. Class Y performance during these time periods has not been adjusted to reflect the Class Y expenses. If those expenses were reflected, the Class Y performance may differ.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class C shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown on the chart, the highest quarterly return was 7.86% (the third quarter of 2009) and the lowest quarterly return was -3.69% (the third quarter of 2008).

Average Annual Total Returns

as of December 31, 2009	1 Year	5 Years	10 Years (or Life of Class)
Class C
Return Before Taxes	15.11%	2.67%	4.13%
Return After Taxes on Distributions	15.10%	2.64%	4.10%
Return After Taxes on Distributions and Sale of Fund Shares	11.10%	2.68%	3.98%
Class A (began on 09-15-2000)
Return Before Taxes	11.03%	2.58%	4.20%
Class B (began on 08-08-2000)
Return Before Taxes	11.02%	2.48%	3.83%
Class I (began on 11-03-2009)
Return Before Taxes	N/A	N/A	0.72%
Class Y
Return Before Taxes	12.44%	2.48%	4.39%
Indexes
Standard & Poor’s/Investortools Main Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	14.62%	4.17%	5.71%
Lipper General Municipal Debt Funds Universe Average (net of fees and expenses)	16.85%	2.91%	4.59%

64	Prospectus	Fixed Income Funds

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

Bryan J. Bailey, Senior Vice President of IICO, has managed the Fund since August 2008 and previously, from June 2000 to March 2007.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge or redemption fee, on any business day through your dealer or financial adviser (all share classes), by writing to Ivy Client Services, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B and C: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on our shareholder servicing system, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund.

The Fund’s initial and subsequent investment minimums are as follows:

For Class A, Class B and Class C:
To Open an Account	$500
For accounts opened with Automatic Investment Service (AIS)	$50
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$25
For Class I and Class Y:
Please check with your individual selling dealer, plan administrator or third party recordkeeper for information about minimum investment requirements.

Tax Information

Dividends paid from net investment income on tax-exempt municipal securities will be excludable from gross income for Federal income tax purposes. Dividends that are derived from interest paid on certain “private activity bonds” may be an item of tax preference if you are subject to the Federal alternative minimum tax. The tax treatment of dividends is the same whether they are taken in cash or reinvested. Distributions may be taxable as ordinary income or as capital gains.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Fixed Income Funds	Prospectus	65

Ivy Municipal High Income Fund

Objective

To provide a high level of income that is not subject to Federal income tax.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in a fund within the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 173 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 116 of the Fund’s statement of additional information (SAI).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B		Class C		Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.25%	None		None		None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None	5.00%	[1]	1.00%	[1]	None	None
Redemption Fee/Exchange Fee (as a % of amount redeemed or exchanged within fewer than five days)	2.00%	2.00%		2.00%		2.00%	2.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class I	Class Y
Management Fees	0.53%	0.53%	0.53%	0.53%	0.53%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[2]	1.79%	1.70%	1.74%	1.83%	1.83%
Total Annual Fund Operating Expenses	2.57%	3.23%	3.27%	2.36%	2.61%
Fee Waiver and/or Expense Reimbursement[3]	1.62%	1.50%	1.50%	1.66%	1.51%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.95%	1.73%	1.77%	0.70%	1.10%

[1]

For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

Other expenses are based on amounts incurred by the Waddell & Reed Advisors predecessor fund during its most recent fiscal year, but have been restated to reflect current contractual arrangements and estimated expenses for each Class.

[3]

Through July 31, 2011, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to waive, reimburse or pay expenses that the Fund would otherwise pay to cap the annual fund operating expenses at 0.95% for Class A shares, 1.73% for Class B shares, 1.77% for Class C shares, 0.70% for Class I shares, and 1.10% for Class Y shares. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$518	$851	$1,421	$2,971
Class B Shares	576	973	1,489	3,136
Class C Shares	180	685	1,409	3,330
Class I Shares	72	369	912	2,399
Class Y Shares	112	480	1,073	2,683

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$518	$851	$1,421	$2,971
Class B Shares	176	673	1,389	3,136
Class C Shares	180	685	1,409	3,330
Class I Shares	72	369	912	2,399
Class Y Shares	112	480	1,073	2,683

66	Prospectus	Fixed Income Funds

Portfolio Turnover

The Fund bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund did not exist at March 31, 2009, the most recent fiscal year end, and therefore, the Fund’s portfolio turnover rate during the most recent fiscal year end is not available.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, during normal market conditions, at least 80% of its net assets in a diversified portfolio of tax-exempt municipal bonds. Municipal bonds are obligations, the interest on which is not includable in gross income for Federal income tax purposes, although a portion of such interest may be a tax preference item for purposes of the Federal alternative minimum tax (AMT) (tax preference item).

The Fund typically invests in bonds rated in the lower tier of investment grade (BBB by Standard & Poor’s (S&P) or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by IICO to be of comparable quality) or lower, including bonds rated below investment grade, or junk bonds, typically rated BB or lower by S&P or comparably rated by another NRSRO or, if unrated, determined by IICO to be of comparable quality. As well, the Fund invests primarily in municipal bonds with remaining maturities of 10 to 30 years. IICO’s view on interest rates largely determines the desired duration of the Fund’s holdings and how to structure the portfolio to achieve a duration target.

The Fund may invest in higher-quality municipal bonds at times when yield spreads are narrow and the higher yields do not justify the increased risk, and/or when, in the opinion of IICO, there is a lack of medium- and lower-quality securities in which to invest.

The Fund diversifies the majority of its holdings among revenue bonds:

■

revenue bonds are payable only from specific sources, such as the revenue from a particular project, a special tax, lease payments and/or appropriated funds. Revenue bonds include certain private activity bonds (PABs), which finance privately operated facilities. Revenue bonds also include housing bonds that finance pools of single-family home mortgages and multi-family project mortgages and student loan bonds that finance pools of student loans. Revenue bonds also include tobacco bonds that are issued by state-created special purpose entities as a means to securitize a state’s share of annual tobacco settlement revenues.

IICO typically conducts a macro-economic analysis in conjunction with its security selection, and it may look at a number of factors in selecting individual securities for the Fund’s portfolio. These include the security’s current coupon, the maturity, relative value and market yield of the security, the creditworthiness of the particular issuer or of the private company involved, the sector in which the security is identified, the structure of the security, including whether it has a call feature, and the state in which the security is issued.

The Fund may invest significantly in PABs in general, in revenue bonds payable from revenues derived from similar projects, such as those in the health care and life care sectors, and in municipal bonds of issuers located in the same geographic area.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses when buying securities to determine whether the security continues to be a desired investment for the Fund, including consideration of the security’s current credit quality. As well, IICO may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■

Alternative Minimum Tax Risk. The Fund may invest in municipal bonds, the interest on which (and, therefore, Fund dividends attributable to such interest) is a tax preference item. If the Fund shareholder’s AMT liability increased as a result of such dividends, that would reduce the Fund’s after-tax return to the shareholder.

■	Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.

■

Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially bonds with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.

■

Low-rated Securities Risk. In general, low-rated debt securities (commonly referred to as “high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken the Fund’s returns. In adverse economic or other circumstances, issuers of these lower rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher rated securities and obligations.

■	Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.

Fixed Income Funds	Prospectus	67

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values (NAV’s) of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so.

■

Political, Legislative or Regulatory Risk. The municipal securities market generally or certain municipal securities in particular may be significantly affected by adverse political, legislative or regulatory changes or litigation at the Federal or state level.

■

Reinvestment Risk. A decline in interest rates may cause issuers to pay higher-yielding bonds held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and/or Lipper peer group. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. The performance information shown below prior to May 18, 2009 is the performance of the Class Y shares of Waddell & Reed Advisors Municipal High Income Fund (“predecessor fund”), which reorganized as the Class I shares of Ivy Municipal High Income Fund. The Fund is anticipated to be invested in a similar portfolio of securities, although the Fund may have different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Municipal High Income Fund. If the Fund has higher expenses than the predecessor fund, the performance reflected below would be lower for the Fund.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class I shares, which reflect the returns of Class Y shares of the predecessor fund for certain time periods. After-tax returns for other Classes may vary.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 12.98% (the third quarter of 2009) and the lowest quarterly return was -14.05% (the fourth quarter of 2008).

68	Prospectus	Fixed Income Funds

Average Annual Total Returns

as of December 31, 2009	1 Year	5 Years	10 Years (or Life of Class)
Class I
Return Before Taxes	32.62%	4.62%	5.14%
Return After Taxes on Distributions	31.49%	3.33%	4.46%
Return After Taxes on Distributions and Sale of Fund Shares	22.90%	3.62%	4.61%
Class A (began on 05-18-2009)
Return Before Taxes	N/A	N/A	10.79%
Class B (began on 05-18-2009)
Return Before Taxes	N/A	N/A	10.10%
Class C (began on 05-18-2009)
Return Before Taxes	N/A	N/A	14.07%
Class Y (began on 05-18-2009)
Return Before Taxes	N/A	N/A	14.39%
Indexes
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	12.91%	4.32%	5.75%
Barclays Capital Municipal High Yield Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Barclays Capital Municipal Bond Index, effective October 2009. IICO believes that the Barclays Capital Municipal High Yield Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests. Both indexes are presented in this prospectus for comparison purposes.)	32.73%	2.63%	4.88%
Lipper High Yield Municipal Debt Funds Universe Average (net of fees and expenses)	30.79%	1.48%	3.81%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

Michael J. Walls, Vice President of IICO, has managed the Fund since May 2009.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge or redemption fee, on any business day through your dealer or financial adviser (all share classes), by writing to Ivy Client Services, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B and C: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on our shareholder servicing system, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund.

The Fund’s initial and subsequent investment minimums are as follows:

For Class A, Class B and Class C:
To Open an Account	$500
For accounts opened with Automatic Investment Service (AIS)	$50
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$25
For Class I and Class Y:
Please check with your individual selling dealer, plan administrator or third party recordkeeper for information about minimum investment requirements.

Tax Information

Dividends paid from net investment income on tax-exempt municipal securities will be excludable from gross income for Federal income tax purposes. Dividends that are derived from interest paid on certain “private activity bonds” may be an item of tax preference if you are subject to the Federal alternative minimum tax. The tax treatment of dividends is the same whether they are taken in cash or reinvested. Distributions may be taxable as ordinary income or as capital gains.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Fixed Income Funds	Prospectus	69

Ivy Cundill Global Value Fund

Objective

To provide long-term capital growth. Any income realized will be incidental.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in a fund within the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 173 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 116 of the Fund’s statement of additional information (SAI).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B		Class C		Class E	Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None		None		5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None	5.00%	[1]	1.00%	[1]	None	None	None
Redemption Fee/Exchange Fee (as a % of amount redeemed or exchanged within fewer than thirty days)	2.00%	2.00%		2.00%		2.00%	2.00%	2.00%
Maximum Annual Maintenance Fee	None	None		None		$20	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class Y
Management Fees	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.25%
Other Expenses	0.57%	0.72%	0.43%	1.48%	0.26%	0.26%
Total Annual Fund Operating Expenses	1.81%	2.71%	2.42%	2.72%	1.25%	1.50%
Fee Waiver and/or Expense Reimbursement[2]	0.00%	0.00%	0.00%	1.13%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.81%	2.71%	2.42%	1.59%	1.25%	1.50%

[1]

For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

Through July 31, 2011, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for Class E shares at 1.59%. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$748	$1,112	$1,499	$2,579
Class B Shares	674	1,141	1,535	2,825
Class C Shares	245	755	1,291	2,756
Class E Shares	747	1,184	1,800	3,458
Class I Shares	127	397	686	1,511
Class Y Shares	153	474	818	1,791

70	Prospectus	Global/International Funds

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$748	$1,112	$1,499	$2,579
Class B Shares	274	841	1,435	2,825
Class C Shares	245	755	1,291	2,756
Class E Shares	747	1,184	1,800	3,458
Class I Shares	127	397	686	1,511
Class Y Shares	153	474	818	1,791

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in equity securities of issuers located throughout the world, including emerging market countries, which Mackenzie Cundill Investment Management Ltd (Cundill), the Fund’s investment subadvisor, believes are trading below their estimated “intrinsic value.” The Fund may invest in issuers located in any country, in a company of any size and in issuers of any industry.

“Intrinsic value” is the perceived realizable market value, determined through Cundill’s analysis of the companies’ financial statements (and includes factors such as financial capacity on the balance sheet, earnings, cash flows, dividends, business prospects, management capabilities and other catalysts for potentially increasing shareholder value). Cundill utilizes a bottom-up, fundamental research driven approach in its selection of securities for the Fund and maintains a global focus with no index, sector, or country allocation constraints.

A security is typically sold when Cundill determines that its target value has been reached, or when a security’s price declines to the point that the investment has become unattractive. As well, Cundill may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Cundill may often use certain derivative investment techniques, such as foreign currency exchange transactions and forward foreign currency contracts, to hedge or decrease the Fund’s exposure to foreign currency risk.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

■

Derivatives Risk. A principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative’s value is derived. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of IICO, or the Fund’s subadvisor, as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used.

■

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.

■

Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk. These investment techniques involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the judgment of Cundill as to certain market movements is incorrect, the risk of losses are greater than if the investment technique had not been used. For example, there may be an imperfect correlation between the Fund’s portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Fund. An imperfect correlation of this type may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. These investment techniques also tend to limit any potential gain that might result from an increase in the value of the hedged position.

■

Foreign Currency Risk. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations. Currency conversion also can be costly.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial and political considerations that may not be associated with the domestic markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing

Global/International Funds	Prospectus	71

conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays.

■	Management Risk. Fund performance is primarily dependent on Cundill’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so.

■

Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of Cundill, undervalued. The value of a security believed by Cundill to be undervalued may never reach what is believed to be its full value, or such security’s value may decrease.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and/or Lipper peer group. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 19.30% (the second quarter of 2009) and the lowest quarterly return was -17.89% (the fourth quarter of 2008).

72	Prospectus	Global/International Funds

Average Annual Total Returns

as of December 31, 2009	1 Year	5 Years	Life of Class
Class A (began on 09-04-2001)
Return Before Taxes	22.20%	1.05%	4.64%
Return After Taxes on Distributions	22.04%	0.30%	3.96%
Return After Taxes on Distributions and Sale of Fund Shares	14.69%	0.94%	3.94%
Class B (began on 09-26-2001)
Return Before Taxes	24.38%	1.17%	5.70%
Class C (began on 10-19-2001)
Return Before Taxes	28.92%	1.62%	5.61%
Class E (began on 04-02-2007)
Return Before Taxes	22.54%	N/A	-8.37%
Class I (began on 04-02-2007)
Return Before Taxes	30.40%	N/A	-5.56%
Class Y (began on 07-24-2003)
Return Before Taxes	30.50%	2.78%	7.38%
Indexes
MSCI World Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on September 30, 2001.)	29.99%	2.01%	4.76%
Lipper Global Small-/Mid-Cap Funds Universe Average (net of fees and expenses) (Index comparison begins on September 30, 2001.)	42.15%	2.92%	7.78%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO) and sub-advised by Mackenzie Cundill Investment Management Ltd. (Cundill).

Portfolio Managers

Andrew Massie, Vice President, Investment Management, and Portfolio Manager and Research Analyst for Cundill, has managed the Fund since December 2007 and James Thompson, Jr., Senior Vice President and Team Lead, Investments and Research for Cundill, has co-managed the Fund since April 2009.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge or redemption fee, on any business day through your dealer or financial adviser (all share classes), by writing to Ivy Client Services, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B, C and E: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on our shareholder servicing system, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund.

The Fund’s initial and subsequent investment minimums are as follows:

For Class A, Class B, Class C and Class E:
To Open an Account	$500
For accounts opened with Automatic Investment Service (AIS)	$50
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$25
For Class I and Class Y:
Please check with your individual selling dealer, plan administrator or third party recordkeeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Global/International Funds	Prospectus	73

Ivy European Opportunities Fund

Objective

To provide long-term capital growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in a fund within the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 173 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 116 of the Fund’s statement of additional information (SAI).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B		Class C		Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None		None		None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None	5.00%	[1]	1.00%	[1]	None	None
Redemption Fee/Exchange Fee (as a % of amount redeemed or exchanged within fewer than thirty days)	2.00%	2.00%		2.00%		2.00%	2.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class I	Class Y
Management Fees	0.95%	0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses	0.64%	0.78%	0.52%	0.27%	0.29%
Total Annual Fund Operating Expenses	1.84%	2.73%	2.47%	1.22%	1.49%

[1]

For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$751	$1,120	$1,513	$2,609
Class B Shares	676	1,147	1,545	2,847
Class C Shares	250	770	1,316	2,806
Class I Shares	124	387	670	1,477
Class Y Shares	152	471	813	1,779

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$751	$1,120	$1,513	$2,609
Class B Shares	276	847	1,445	2,847
Class C Shares	250	770	1,316	2,806
Class I Shares	124	387	670	1,477
Class Y Shares	152	471	813	1,779

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.

74	Prospectus	Global/International Funds

Principal Investment Strategies

The Fund invests, under normal market conditions, at least 80% of its net assets in the equity securities of European companies of any size, which may include: large European companies, or European companies of any size that provide growth opportunities, small-capitalization companies in the more developed markets of Europe, and companies operating in Europe’s emerging markets.

Ivy Investment Management Company (IICO), the Fund’s investment manager, uses a “bottom-up” investment approach, by focusing on what it believes are the best investment opportunities, regardless of market capitalization. Company selection is generally based on an analysis of a wide range of fundamental factors, including: profitability, competitive advantage, sustainable growth rate, companies with increasing emerging market exposure, as well as factors such as market position, strategic outlook and management strength. Country and sector allocation decisions are driven by the company selection process.

Generally, in determining whether to sell a security, IICO chooses to do so when it believes that the security’s valuation has exceeded its target, or IICO loses confidence in the management of the company, or when the security fails to meet earnings growth expectations. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

■

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.

■

Foreign Currency Risk. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations. Currency conversion also can be costly.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial and political considerations that may not be associated with the domestic markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

■	Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so.

■

Regional Focus Risk. Focusing on a single geographic region involves increased currency, political, regulatory and other risks. To the extent the Fund concentrates its investments in a particular region, market swings in that region will have a greater effect on Fund performance than they would in a more geographically diversified equity fund.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and/or Lipper peer group. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Global/International Funds	Prospectus	75

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 44.83% (the first quarter of 2000) and the lowest quarterly return was -22.23% (the third quarter of 2008).

Average Annual Total Returns

as of December 31, 2009	1 Year	5 Years	10 Years (or Life of Class)
Class A
Return Before Taxes	20.61%	0.27%	5.28%
Return After Taxes on Distributions	20.31%	-0.57%	4.67%
Return After Taxes on Distributions and Sale of Fund Shares	13.85%	0.42%	4.62%
Class B
Return Before Taxes	22.81%	0.48%	5.02%
Class C
Return Before Taxes	27.31%	0.81%	5.12%
Class I (began on 04-02-2007)
Return Before Taxes	29.07%	N/A	-11.41%
Class Y (began on 07-24-2003)
Return Before Taxes	28.74%	1.76%	11.34%
Indexes
MSCI Europe Index (reflects no deduction for fees, expenses or taxes)	35.83%	3.93%	1.98%
Lipper European Region Funds Universe Average (net of fees and expenses)	36.56%	3.99%	3.05%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

Thomas A. Mengel, Senior Vice President of IICO, has managed the Fund since July 2009.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge or redemption fee, on any business day through your dealer or financial adviser (all share classes), by writing to Ivy Client Services, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B and C: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on our shareholder servicing system, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund.

76	Prospectus	Global/International Funds

The Fund’s initial and subsequent investment minimums are as follows:

For Class A, Class B and Class C:
To Open an Account	$500
For accounts opened with Automatic Investment Service (AIS)	$50
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$25
For Class I and Class Y:
Please check with your individual selling dealer, plan administrator or third party recordkeeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Global/International Funds	Prospectus	77

Ivy International Balanced Fund

Objective

To provide a high level of total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in a fund within the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 173 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 116 of the Fund’s statement of additional information (SAI).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B		Class C		Class E	Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None		None		5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None	5.00%	[1]	1.00%	[1]	None	None	None
Redemption Fee/Exchange Fee (as a % of amount redeemed or exchanged within fewer than thirty days)	2.00%	2.00%		2.00%		2.00%	2.00%	2.00%
Maximum Annual Maintenance Fee	None	None		None		$20	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class Y
Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.25%
Other Expenses	0.51%	0.74%	0.43%	1.48%	0.29%	0.38%
Total Annual Fund Operating Expenses	1.46%	2.44%	2.13%	2.43%	0.99%	1.33%
Fee Waiver and/or Expense Reimbursement[2]	0.00%	0.00%	0.00%	1.10%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.46%	2.44%	2.13%	1.33%	0.99%	1.33%

[1]

For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

Through July 31, 2011, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for Class E shares at 1.33%. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$715	$1,010	$1,327	$2,221
Class B Shares	647	1,061	1,401	2,534
Class C Shares	216	667	1,144	2,462
Class E Shares	723	1,107	1,667	3,188
Class I Shares	101	315	547	1,213
Class Y Shares	135	421	729	1,601

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$715	$1,010	$1,327	$2,221
Class B Shares	247	761	1,301	2,534
Class C Shares	216	667	1,144	2,462
Class E Shares	723	1,107	1,667	3,188
Class I Shares	101	315	547	1,213
Class Y Shares	135	421	729	1,601

78	Prospectus	Global/International Funds

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests principally in equity and debt securities traded in largely developed European and Asian/Pacific Basin markets, of issuers of any size, and in investment grade debt securities issued by governmental agencies and corporations. To attempt to enhance return, the Fund may also invest in countries with new or comparatively undeveloped and emerging economies.

Normally, the Fund invests approximately 50% to 70% of its total assets in international equity securities and approximately 30% to 50% of its total assets in international investment-grade debt securities. The Fund considers the risk and reward trade-off among equities, fixed income and cash to maximize total return. The allocation among asset classes is determined through a balance between a top-down outlook for the global economy and relative valuation.

Ivy Investment Management Company (IICO), the Fund’s investment manager, primarily uses a disciplined approach while looking for investment opportunities around the world (including countries with new or comparatively undeveloped economies), preferring cash-generating, well-managed and reasonably valued companies that are exposed to global investment themes which IICO expects to yield above-average growth. IICO uses a top-down, macro thematic approach, along with a bottom-up stock selection process, and uses a combination of country analysis, industry dynamics, and individual stock selection in comprising the portfolio. Although the Fund may invest in companies of any size, it typically has more exposure to large-cap issuers. Debt securities are selected, after an analysis of trends in interest rates and economic conditions, based on IICO’s judgment as to which securities are more likely to perform well under those conditions.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities of that type. For example, IICO may sell a security if it believes the security no longer offers significant growth potential, if it believes the management of the company has weakened, and/or there exists political or economic instability in the issuer’s country. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

■	Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.

■

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.

■

Foreign Currency Risk. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations. Currency conversion also can be costly.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial and political considerations that may not be associated with the domestic markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays.

■

Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially bonds with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.

■	Large Company Risk. A Fund with holdings of large capitalization company securities may underperform the market as a whole.

■	Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so.

■

Reinvestment Risk. A decline in interest rates may cause issuers to pay higher-yielding bonds held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.

Global/International Funds	Prospectus	79

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and/or Lipper peer group. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus International Balanced Fund which along with its other classes of shares was reorganized on December 8, 2003 into Class A shares of Ivy International Balanced Fund. For that time period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of Ivy International Balanced Fund. If those expenses were reflected, performance shown below would differ.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 19.24% (the second quarter of 2009) and the lowest quarterly return was -15.82% (the fourth quarter of 2008).

Average Annual Total Returns

as of December 31, 2009	1 Year	5 Years	10 Years (or Life of Class)
Class A
Return Before Taxes	20.72%	2.57%	5.14%
Return After Taxes on Distributions	20.66%	1.47%	4.06%
Return After Taxes on Distributions and Sale of Fund Shares	13.53%	2.02%	4.12%
Class B (began on 12-08-2003)
Return Before Taxes	22.69%	2.57%	5.63%
Class C (began on 12-08-2003)
Return Before Taxes	27.30%	3.03%	5.90%
Class E (began on 04-02-2007)
Return Before Taxes	21.07%	N/A	-4.94%
Class I (began on 04-02-2007)
Return Before Taxes	28.88%	N/A	-2.20%
Class Y (began on 12-08-2003)
Return Before Taxes	28.43%	3.90%	6.84%
Indexes
J.P. Morgan Non-U.S. Government Bond Index (reflects no deduction for fees, expenses or taxes)	3.94%	4.56%	6.67%
MSCI AC World ex U.S.A. Index (reflects no deduction for fees, expenses or taxes)	41.45%	5.83%	2.71%
Lipper Mixed-Asset Target Allocation Growth Funds Universe Average (net of fees and expenses)	25.28%	1.93%	1.91%

80	Prospectus	Global/International Funds

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

John C. Maxwell, Senior Vice President of IICO, has managed the Fund since April 2009.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge or redemption fee, on any business day through your dealer or financial adviser (all share classes), by writing to Ivy Client Services, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B, C and E: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on our shareholder servicing system, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund.

The Fund’s initial and subsequent investment minimums are as follows:

For Class A, Class B, Class C and Class E:
To Open an Account	$500
For accounts opened with Automatic Investment Service (AIS)	$50
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$25
For Class I and Class Y:
Please check with your individual selling dealer, plan administrator or third party recordkeeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Global/International Funds	Prospectus	81

Ivy International Core Equity Fund

Objectives

To provide long-term capital growth. Consideration of current income is secondary to this principal objective.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in a fund within the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 173 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 116 of the Fund’s statement of additional information (SAI).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B		Class C		Class E	Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None		None		5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None	5.00%	[1]	1.00%	[1]	None	None	None
Redemption Fee/Exchange Fee (as a % of amount redeemed or exchanged within fewer than thirty days)	2.00%	2.00%		2.00%		2.00%	2.00%	2.00%
Maximum Annual Maintenance Fee	None	None		None		$20	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class Y
Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.25%
Other Expenses	0.54%	0.70%	0.44%	1.64%	0.27%	0.28%
Total Annual Fund Operating Expenses	1.64%	2.55%	2.29%	2.74%	1.12%	1.38%
Fee Waiver and/or Expense Reimbursement[2]	0.00%	0.00%	0.00%	1.21%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.64%	2.55%	2.29%	1.53%	1.12%	1.38%

[1]

For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

Through July 31, 2011, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for the Fund’s Class E shares at 1.53%. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$732	$1,063	$1,415	$2,407
Class B Shares	658	1,093	1,455	2,663
Class C Shares	232	715	1,225	2,626
Class E Shares	742	1,173	1,793	3,464
Class I Shares	114	356	617	1,363
Class Y Shares	140	437	755	1,657

82	Prospectus	Global/International Funds

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$732	$1,063	$1,415	$2,407
Class B Shares	258	793	1,355	2,663
Class C Shares	232	715	1,225	2,626
Class E Shares	742	1,173	1,793	3,464
Class I Shares	114	356	617	1,363
Class Y Shares	140	437	755	1,657

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 108% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal market conditions, at least 80% of its net assets in equity securities principally traded in largely developed European and Asian/Pacific Basin markets. To enhance potential return, the Fund may invest in countries with new or comparatively undeveloped economies.

Ivy Investment Management Company (IICO), the Fund’s investment manager, primarily uses a disciplined approach while looking for investment opportunities around the world (including countries with new or comparatively undeveloped economies), preferring cash-generating, well-managed and reasonably valued companies that are exposed to global investment themes which should yield above-average growth. IICO uses a top-down, macro thematic approach along with a bottom-up stock selection process, and uses a combination of country analysis, industry dynamics, and individual stock selection in comprising the portfolio. Although the Fund may invest in companies of any size, it typically has more exposure to large-cap issuers. Some of the Fund’s investments may produce income (such as dividends), although it is not always a primary objective of the Fund.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities of that type. For example, IICO may sell a security if it believes the security no longer offers significant growth potential, if it believes the management of the company has weakened, and/or there exists political or economic instability in the issuer’s country. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

■

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.

■

Foreign Currency Risk. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations. Currency conversion also can be costly.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial and political considerations that may not be associated with the domestic markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays.

■	Large Company Risk. A Fund with holdings of large capitalization company securities may underperform the market as a whole.

■	Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.

Global/International Funds	Prospectus	83

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and/or Lipper peer group. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 27.15% (the second quarter of 2009) and the lowest quarterly return was -22.75% (the third quarter of 2002).

Average Annual Total Returns

as of December 31, 2009	1 Year	5 Years	10 Years (or Life of Class)
Class A
Return Before Taxes	35.94%	8.13%	3.53%
Return After Taxes on Distributions	35.77%	7.36%	3.12%
Return After Taxes on Distributions and Sale of Fund Shares	23.58%	6.99%	3.00%
Class B
Return Before Taxes	38.90%	8.37%	3.08%
Class C
Return Before Taxes	43.31%	8.66%	3.13%
Class E (began on 04-02-2007)
Return Before Taxes	36.00%	N/A	-3.70%
Class I (began on 04-02-2007)
Return Before Taxes	45.03%	N/A	-0.85%
Class Y (began on 07-24-2003)
Return Before Taxes	44.59%	9.60%	13.04%
Indexes
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	31.78%	3.54%	1.17%
Lipper International Large-Cap Core Funds Universe Average (net of fees and expenses)	29.55%	3.39%	0.38%

84	Prospectus	Global/International Funds

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

John C. Maxwell, Senior Vice President of IICO, has managed the Fund since January 2009.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge or redemption fee, on any business day through your dealer or financial adviser (all share classes), by writing to Ivy Client Services, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B, C and E: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on our shareholder servicing system, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund.

The Fund’s initial and subsequent investment minimums are as follows:

For Class A, Class B, Class C and Class E:
To Open an Account	$500
For accounts opened with Automatic Investment Service (AIS)	$50
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$25
For Class I and Class Y:
Please check with your individual selling dealer, plan administrator or third party recordkeeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Global/International Funds	Prospectus	85

Ivy International Growth Fund

Objectives

To provide long-term growth. Consideration of current income is secondary to this principal objective.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in a fund within the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 173 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 116 of the Fund’s statement of additional information (SAI).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B		Class C		Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None		None		None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None	5.00%	[1]	1.00%	[1]	None	None
Redemption Fee/Exchange Fee (as a % of amount redeemed or exchanged within fewer than thirty days)	2.00%	2.00%		2.00%		2.00%	2.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class I	Class Y
Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.21%	1.00%	1.00%	0.00%	0.25%
Other Expenses	0.51%	0.77%	0.69%	0.33%	0.40%
Total Annual Fund Operating Expenses	1.57%	2.62%	2.54%	1.18%	1.50%
Fee Waiver and/or Expense Reimbursement[2]	0.00%	0.00%	0.00%	0.00%	0.08%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.57%	2.62%	2.54%	1.18%	1.42%

[1]

For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

Through July 31, 2011, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for the Fund’s Class Y shares at 1.42%. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$726	$1,042	$1,381	$2,335
Class B Shares	665	1,114	1,490	2,698
Class C Shares	257	791	1,350	2,875
Class I Shares	120	375	649	1,432
Class Y Shares	145	455	800	1,774

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$726	$1,042	$1,381	$2,335
Class B Shares	265	814	1,390	2,698
Class C Shares	257	791	1,350	2,875
Class I Shares	120	375	649	1,432
Class Y Shares	145	455	800	1,774

86	Prospectus	Global/International Funds

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objectives by investing primarily in common stocks of foreign companies that Ivy Investment Management Company (IICO), the Fund’s investment manager, believes have the potential for long-term growth represented by economic expansion within a country or region, are competitively well-positioned, gaining market share and are in markets that are growing faster than their economies. The Fund primarily invests in issuers of developed countries, with an emphasis on issuers or companies located in Continental Europe, the United Kingdom and Japan, although the Fund may invest in any country or region around the globe, including emerging markets. The Fund may also invest in companies of any size.

IICO utilizes a research-based investment process that blends top-down global economic analysis with bottom-up stock selection. After identifying promising opportunities around the world, IICO seeks strong companies in industries which it believes are growing faster than their underlying economies. IICO may look at a number of factors in selecting securities for the Fund’s portfolio, including: a company’s competitive position and its sustainability, a company’s growth and earnings potential and valuation, a company’s financials, including cash flow and balance sheet, management of the company, strength of the industry, and applicable economic, market and political conditions of the country in which the company is located.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities. For example, IICO may sell a security if it believes the security no longer offers significant growth potential, if it believes the management of the company has weakened, and/or there exists political or economic instability in the issuer’s country. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

■

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.

■

Foreign Currency Risk. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations. Currency conversion also can be costly.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial and political considerations that may not be associated with the domestic markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

■	Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so.

Global/International Funds	Prospectus	87

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and/or Lipper peer group. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 20.48% (the second quarter of 2009) and the lowest quarterly return was -23.02% (the third quarter of 2002).

Average Annual Total Returns

as of December 31, 2009	1 Year	5 Years	10 Years (or Life of Class)
Class A
Return Before Taxes	20.30%	3.45%	-1.33%
Return After Taxes on Distributions	20.15%	3.36%	-2.09%
Return After Taxes on Distributions and Sale of Fund Shares	13.44%	2.97%	-1.24%
Class B
Return Before Taxes	22.22%	3.37%	-1.82%
Class C
Return Before Taxes	26.31%	3.65%	-1.76%
Class I (began on 04-02-2007)
Return Before Taxes	28.24%	N/A	-5.34%
Class Y (began on 07-24-2003)
Return Before Taxes	28.00%	4.76%	8.25%
Indexes
MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)	29.36%	3.65%	-1.31%
Lipper International Large-Cap Growth Funds Universe Average (net of fees and expenses)	33.44%	4.21%	0.43%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

F. Chace Brundige, Vice President of IICO, has managed the Fund since January 2009.

88	Prospectus	Global/International Funds

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge or redemption fee, on any business day through your dealer or financial adviser (all share classes), by writing to Ivy Client Services, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B and C: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on our shareholder servicing system, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund.

The Fund’s initial and subsequent investment minimums are as follows:

For Class A, Class B and Class C:
To Open an Account	$500
For accounts opened with Automatic Investment Service (AIS)	$50
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$25
For Class I and Class Y:
Please check with your individual selling dealer, plan administrator or third party recordkeeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Global/International Funds	Prospectus	89

Ivy Managed European/Pacific Fund

Objective

To provide long-term capital growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in a fund within the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 173 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 116 of the Fund’s statement of additional information (SAI).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B		Class C		Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None		None		None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None	5.00%	[1]	1.00%	[1]	None	None
Redemption Fee/Exchange Fee (as a % of amount redeemed or exchanged within fewer than thirty days)	2.00%	2.00%		2.00%		2.00%	2.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class I	Class Y
Management Fees	0.05%	0.05%	0.05%	0.05%	0.05%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses	0.42%	0.65%	0.47%	0.22%	0.43%
Acquired Fund Fees and Expenses (estimated indirect expenses of underlying funds)	1.26%	1.26%	1.26%	1.26%	1.26%
Total Annual Fund Operating Expenses[2]	1.98%	2.96%	2.78%	1.53%	1.99%

[1]

For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

The Total Annual Fund Operating Expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$764	$1,161	$1,581	$2,749
Class B Shares	699	1,215	1,657	3,050
Class C Shares	281	862	1,469	3,109
Class I Shares	156	483	834	1,824
Class Y Shares	202	624	1,073	2,317

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$764	$1,161	$1,581	$2,749
Class B Shares	299	915	1,557	3,050
Class C Shares	281	862	1,469	3,109
Class I Shares	156	483	834	1,824
Class Y Shares	202	624	1,073	2,317

90	Prospectus	Global/International Funds

Portfolio Turnover

The Fund will not incur transaction costs, such as commissions, when it buys and sell shares of the underlying funds (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the Fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when Fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to enable investors to own a portfolio of stocks of European and Asian companies by investing primarily in Class I shares of Ivy European Opportunities Fund and Ivy Pacific Opportunities Fund (each, an underlying fund). Each underlying fund, in turn, invests in a diversified portfolio of primarily foreign equity securities of issuers located/operating within Europe and Asia, respectively. IICO believes that these regions can complement one another in seeking to achieve the Fund’s objective.

The Board of Trustees of Ivy Funds, based upon the recommendation of Ivy Investment Management Company (IICO), the Fund’s investment manager, has authorized the following target allocation ranges for investment of the Fund’s assets in specific underlying funds, although IICO expects the allocation will change over time:

Underlying Fund	Maximum Allocation	Minimum Allocation
Ivy European Opportunities Fund	90%	10%
Ivy Pacific Opportunities Fund	90%	10%

The Fund also may purchase shares of a registered investment company not affiliated with the Ivy Family of Funds (an “unaffiliated fund”), provided that, immediately after such purchase, the Fund does not own more than 3% of the total outstanding stock of such unaffiliated fund. The Fund anticipates that investments in unaffiliated funds will be minimal, if any.

IICO monitors the Fund’s holdings and cash flow and, in general, manages them as needed in order to maintain the Fund’s target allocations. IICO does not intend to trade actively among the underlying funds nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, IICO may change allocations within the stated ranges. IICO may modify the above-specified target asset allocations for the Fund and also may modify, from time to time, the underlying funds selected for the Fund. In addition, the percentage specified at the high end of the investment range for an underlying Fund is a target, and from time to time, IICO or market movements (or a combination of both) may cause the Fund’s investment in an underlying Fund to temporarily exceed its target percentage.

By owning shares of the underlying funds, the Fund indirectly holds primarily equity securities of any size European company and of companies whose securities are traded mainly on markets located within the Pacific region, organized under the laws of a Pacific region country or issued by any company with more than half of its business in the Pacific region. Examples of Pacific region countries include China, Hong Kong, Malaysia, South Korea, Taiwan, Singapore, Thailand, Indonesia, Australia, India, Philippines and Vietnam.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.

■

Foreign Currency Risk. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations. Currency conversion also can be costly.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial and political considerations that may not be associated with the domestic markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays.

■

Fund of Funds Risk. The ability of the Fund to meet its investment objectives is directly related to its target allocations among the underlying funds and the ability of those funds to meet their investment objectives. The Fund’s share price will likely change daily based on the performance of the underlying funds.

■

Investment Company Securities Risk. As a shareholder in an investment company, the Fund would bear its pro rata share of that investment company’s expenses, which could result in duplication of certain fees, including management and administrative fees.

Global/International Funds	Prospectus	91

■	Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and/or Lipper peer group. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 33.27% (the second quarter of 2009) and the lowest quarterly return was -22.76% (the third quarter of 2008).

Average Annual Total Returns

as of December 31, 2009	1 Year	Life of Class
Class A (began on 04-02-2007)
Return Before Taxes	43.89%	-4.92%
Return After Taxes on Distributions	43.84%	-6.01%
Return After Taxes on Distributions and Sale of Fund Shares	28.58%	-4.40%
Class B (began on 04-02-2007)
Return Before Taxes	47.66%	-4.63%
Class C (began on 04-02-2007)
Return Before Taxes	51.88%	-3.63%
Class I (began on 04-02-2007)
Return Before Taxes	53.01%	-2.40%
Class Y (began on 04-02-2007)
Return Before Taxes	52.57%	-2.78%
Indexes
MSCI AC Asia ex Japan Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on March 31, 2007.)	72.53%	5.09%
MSCI Europe Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on March 31, 2007.)	35.83%	-7.89%

92	Prospectus	Global/International Funds

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

Michael L Avery, Chief Investment Officer and Executive Vice President of IICO, has managed the Fund since April 2007.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge or redemption fee, on any business day through your dealer or financial adviser (all share classes), by writing to Ivy Client Services, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B and C: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on our shareholder servicing system, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund.

The Fund’s initial and subsequent investment minimums are as follows:

For Class A, Class B and Class C:
To Open an Account	$500
For accounts opened with Automatic Investment Service (AIS)	$50
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$25
For Class I and Class Y:
Please check with your individual selling dealer, plan administrator or third party recordkeeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Global/International Funds	Prospectus	93

Ivy Managed International Opportunities Fund

Objectives

To seek capital growth and, to a lesser extent, income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in a fund within the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 173 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 116 of the Fund’s statement of additional information (SAI).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B		Class C		Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None		None		None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None	5.00%	[1]	1.00%	[1]	None	None
Redemption Fee/Exchange Fee (as a % of amount redeemed or exchanged within fewer than thirty days)	2.00%	2.00%		2.00%		2.00%	2.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class I	Class Y
Management Fees	0.05%	0.05%	0.05%	0.05%	0.05%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses	0.27%	0.36%	0.30%	0.13%	0.30%
Acquired Fund Fees and Expenses (estimated indirect expenses of underlying funds)	1.19%	1.19%	1.19%	1.19%	1.19%
Total Annual Fund Operating Expenses[2]	1.76%	2.60%	2.54%	1.37%	1.79%

[1]

For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

The Total Annual Fund Operating Expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$744	$1,097	$1,474	$2,529
Class B Shares	663	1,108	1,480	2,730
Class C Shares	257	791	1,350	2,875
Class I Shares	139	434	750	1,646
Class Y Shares	182	563	970	2,105

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$744	$1,097	$1,474	$2,529
Class B Shares	263	808	1,380	2,730
Class C Shares	257	791	1,350	2,875
Class I Shares	139	434	750	1,646
Class Y Shares	182	563	970	2,105

94	Prospectus	Global/International Funds

Portfolio Turnover

The Fund will not incur transaction costs, such as commissions, when it buys and sell shares of the underlying funds (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the Fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when Fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to provide investors a well-diversified portfolio of international stocks, as well as a modest amount of bonds, by investing primarily in Class I shares of the Ivy Family of Funds international mutual funds, as identified below. Each underlying fund, in turn, invests in a diversified portfolio of primarily foreign equity securities of issuers in developed as well as emerging markets, and, to a lesser extent, a mixture of investment grade bonds issued by foreign corporations and governments.

The Board of Trustees of Ivy Funds, based upon the recommendation of Ivy Investment Management Company (IICO), the Fund’s investment manager, has authorized the following target allocation ranges for investment of the Fund’s assets in specific underlying funds, although IICO expects the allocation will change over time:

Underlying Fund	Maximum Allocation	Minimum Allocation
Ivy European Opportunities Fund	60%	10%
Ivy International Balanced Fund	60%	10%
Ivy International Core Equity Fund	60%	10%
Ivy International Growth Fund	60%	10%
Ivy Pacific Opportunities Fund	60%	10%

The Fund also may purchase shares of a registered investment company not affiliated with the Ivy Family of Funds (an “unaffiliated fund”), provided that, immediately after such purchase, the Fund does not own more than 3% of the total outstanding stock of such unaffiliated fund. The Fund anticipates that investments in unaffiliated funds will be minimal, if any.

IICO monitors the Fund’s holdings and cash flow and, in general, manages them as needed in order to maintain the Fund’s target allocations. IICO does not intend to trade actively among the underlying funds nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, IICO may change allocations within the stated ranges. IICO may modify the above-specified target asset allocations for the Fund and also may modify, from time to time, the underlying funds selected for the Fund. In addition, the percentage specified at the high end of the investment range for an underlying Fund is a target, and from time to time, IICO or market movements (or a combination of both) may cause the Fund’s investment in an underlying Fund to temporarily exceed its target percentage.

By owning shares of the underlying funds, the Fund indirectly holds primarily equity securities of any size European company and of companies whose securities are traded mainly on markets located within the Pacific region, organized under the laws of a Pacific region country or issued by any company with more than half of its business in the Pacific region. Examples of Pacific region countries include China, Hong Kong, Malaysia, South Korea, Taiwan, Singapore, Thailand, Indonesia, Australia, India, Philippines and Vietnam.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.

■

Foreign Currency Risk. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations. Currency conversion also can be costly.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial and political considerations that may not be associated with the domestic markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays.

■

Fund of Funds Risk. The ability of the Fund to meet its investment objectives is directly related to its target allocations among the underlying funds and the ability of those funds to meet their investment objectives. The Fund’s share price will likely change daily based on the performance of the underlying funds.

Global/International Funds	Prospectus	95

■

Investment Company Securities Risk. As a shareholder in an investment company, the Fund would bear its pro rata share of that investment company’s expenses, which could result in duplication of certain fees, including management and administrative fees.

■	Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and/or Lipper peer group. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 24.73% (the second quarter of 2009) and the lowest quarterly return was -18.13% (the third quarter of 2008).

Average Annual Total Returns

as of December 31, 2009	1 Year	Life of Class
Class A (began on 04-02-2007)
Return Before Taxes	29.86%	-4.59%
Return After Taxes on Distributions	29.76%	-5.32%
Return After Taxes on Distributions and Sale of Fund Shares	19.54%	-4.03%
Class B (began on 04-02-2007)
Return Before Taxes	32.60%	-4.36%
Class C (began on 04-02-2007)
Return Before Taxes	36.93%	-3.26%
Class I (began on 04-02-2007)
Return Before Taxes	38.31%	-2.12%
Class Y (began on 04-02-2007)
Return Before Taxes	37.84%	-2.48%
Indexes
MSCI AC World ex U.S.A Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on March 31, 2007.)	41.45%	-5.08%

96	Prospectus	Global/International Funds

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

Michael. L. Avery, Chief Investment Officer and Executive Vice President of IICO, has managed the Fund since April 2007.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge or redemption fee, on any business day through your dealer or financial adviser (all share classes), by writing to Ivy Client Services, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B and C: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on our shareholder servicing system, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund.

The Fund’s initial and subsequent investment minimums are as follows:

For Class A, Class B and Class C:
To Open an Account	$500
For accounts opened with Automatic Investment Service (AIS)	$50
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$25
For Class I and Class Y:
Please check with your individual selling dealer, plan administrator or third party recordkeeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Global/International Funds	Prospectus	97

Ivy Pacific Opportunities Fund

Objectives

To provide long-term capital growth. Consideration of current income is secondary to this principal objective.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in a fund within the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 173 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 116 of the Fund’s statement of additional information (SAI).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B		Class C		Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None		None		None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None	5.00%	[1]	1.00%	[1]	None	None
Redemption Fee/Exchange Fee (as a % of amount redeemed or exchanged within fewer than thirty days)	2.00%	2.00%		2.00%		2.00%	2.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class I	Class Y
Management Fees	0.99%	0.99%	0.99%	0.99%	0.99%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses	0.68%	1.08%	0.70%	0.32%	0.33%
Total Annual Fund Operating Expenses	1.92%	3.07%	2.69%	1.31%	1.57%

[1]

For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$759	$1,143	$1,552	$2,689
Class B Shares	710	1,248	1,711	3,115
Class C Shares	272	835	1,425	3,022
Class I Shares	133	415	718	1,579
Class Y Shares	160	496	855	1,867

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$759	$1,143	$1,552	$2,689
Class B Shares	310	948	1,611	3,115
Class C Shares	272	835	1,425	3,022
Class I Shares	133	415	718	1,579
Class Y Shares	160	496	855	1,867

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 112% of the average value of its portfolio.

98	Prospectus	Global/International Funds

Principal Investment Strategies

The Fund invests, under normal market conditions, at least 80% of its net assets in equity securities, primarily common stock, of large- to mid-cap companies whose securities are traded mainly on markets located within the Pacific region, organized under the laws of a Pacific region country or issued by any company with more than half of its business in the Pacific region. Examples of Pacific region countries include China, Hong Kong, Malaysia, South Korea, Taiwan, Singapore, Thailand, Indonesia, Australia, India, Philippines and Vietnam. The Fund may invest in companies of any size and in companies of any industry.

Ivy Investment Management Company (IICO), the Fund’s investment manager, utilizes a top-down approach of worldwide analysis in order to identify the best countries and sectors for growth, and balances the top-down analysis with bottom-up stock selection to identify the best stocks for investment. IICO uses an investment approach that focuses on analyzing a company’s financial statements and taking advantage of overvalued or undervalued markets. Some of the Fund’s investments may produce income (such as dividends), although it is expected that any income realized would be incidental.

In determining whether to sell a security, IICO generally considers whether the security has failed to meet its growth expectations, its valuation has exceeded its target, or due to a loss of confidence in management. IICO may also sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

■

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.

■

Foreign Currency Risk. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations. Currency conversion also can be costly.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial and political considerations that may not be associated with the domestic markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

■

Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies, foreign companies, companies in emerging markets or certain instruments such as derivatives are subject to a variety of risks, including potential lack of liquidity.

■	Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so.

■

Regional Focus Risk. Focusing on a single geographic region involves increased currency, political, regulatory and other risks. To the extent the Fund concentrates its investments in a particular region, market swings in that region will have a greater effect on Fund performance than they would in a more geographically diversified equity fund.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and/or Lipper peer group. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to

Global/International Funds	Prospectus	99

investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 39.62% (the second quarter of 2009) and the lowest quarterly return was -23.48% (the third quarter of 2008).

Average Annual Total Returns

as of December 31, 2009	1 Year	5 Years	10 Years (or Life of Class)
Class A
Return Before Taxes	59.58%	13.11%	8.08%
Return After Taxes on Distributions	59.58%	11.44%	7.23%
Return After Taxes on Distributions and Sale of Fund Shares	38.73%	10.90%	6.84%
Class B
Return Before Taxes	63.09%	13.15%	7.50%
Class C
Return Before Taxes	68.26%	13.61%	7.80%
Class I (began on 04-02-2007)
Return Before Taxes	70.21%	N/A	6.81%
Class Y (began on 07-24-2003)
Return Before Taxes	69.81%	14.80%	19.26%
Indexes
MSCI AC Asia ex Japan Index (reflects no deduction for fees, expenses or taxes)	72.53%	13.79%	6.55%
Lipper Pacific Ex Japan Funds Universe Average (net of fees and expenses)	71.34%	13.05%	7.53%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

Frederick Jiang, Senior Vice President of IICO, has managed the Fund since February 2004.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge or redemption fee, on any business day through your dealer or financial adviser (all share classes), by writing to Ivy Client Services, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B and C: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on our shareholder servicing system, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund.

100	Prospectus	Global/International Funds

The Fund’s initial and subsequent investment minimums are as follows:

For Class A, Class B and Class C:
To Open an Account	$500
For accounts opened with Automatic Investment Service (AIS)	$50
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$25
For Class I and Class Y:
Please check with your individual selling dealer, plan administrator or third party recordkeeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Global/International Funds	Prospectus	101

Ivy Asset Strategy Fund

Objective

To provide high total return over the long term.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in a fund within the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 173 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 116 of the Fund’s statement of additional information (SAI).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B		Class C		Class E	Class I	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None		None		5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None	5.00%	[1]	1.00%	[1]	None	None	None	None
Redemption Fee/Exchange Fee (as a % of amount redeemed or exchanged within fewer than five days)	2.00%	2.00%		2.00%		2.00%	2.00%	2.00%	2.00%
Maximum Annual Maintenance Fee	None	None		None		$20	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class R		Class Y
Management Fees	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%		0.57%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.50%		0.25%
Other Expenses	0.21%	0.30%	0.23%	0.50%	0.22%	0.27%	[2]	0.27%
Total Annual Fund Operating Expenses	1.03%	1.87%	1.80%	1.32%	0.79%	1.34%		1.09%
Fee Waiver and/or Expense Reimbursement[3]	0.00%	0.00%	0.00%	0.32%	0.00%	0.00%		0.09%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.03%	1.87%	1.80%	1.00%	0.79%	1.34%		1.00%

[1]

For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]	The percentage shown for Other Expenses is annualized based on expenses incurred during the period from July 31, 2008 (commencement of operations) through March 31, 2009.

[3]

Through July 31, 2011, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for the Fund’s Class E shares at 1.00% and Class Y shares at 1.00%. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$674	$884	$1,111	$1,762
Class B Shares	590	888	1,111	1,971
Class C Shares	183	566	975	2,116
Class E Shares	691	957	1,286	2,209
Class I Shares	81	252	439	978
Class R Shares	136	425	734	1,613
Class Y Shares	102	325	580	1,309

102	Prospectus	Specialty Funds

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$674	$884	$1,111	$1,762
Class B Shares	190	588	1,011	1,971
Class C Shares	183	566	975	2,116
Class E Shares	691	957	1,286	2,209
Class I Shares	81	252	439	978
Class R Shares	136	425	734	1,613
Class Y Shares	102	325	580	1,309

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 279% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by allocating its assets among primarily stocks, bonds and short-term instruments, precious metals and currency markets around the globe. The Fund may invest in any market that Ivy Investment Management Company (IICO), the Fund’s investment manager, believes can offer a high probability of return or, alternatively, can provide a high degree of safety in uncertain times. Dependent on the outlook for the U.S. and global economies, IICO makes top-down allocations among stocks, bonds, cash and precious metals. After determining allocations, IICO seeks attractive opportunities within each market by focusing on countries, sectors and companies with strong cash flow and low balance sheet leverage.

■

“Stocks” include equity securities of all types, although IICO typically emphasizes a blend of value and growth potential in selecting stocks. Value stocks are those that IICO believes are currently selling below their true worth, while growth stocks are those whose earnings IICO believes are likely to grow faster than the economy. The Fund may invest in the securities of any size company, but primarily focuses on larger cap issuers.

■

“Bonds” include all varieties of fixed-income instruments, such as corporate debt securities or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), with remaining maturities of more than one year. This investment type may include a significant amount, up to 35% of the Fund’s total assets, of high-yield/high-risk bonds, or junk bonds, which include bonds rated BB or below by Standard & Poor’s (S&P) or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by IICO to be of comparable quality.

■	“Short-term instruments” include all types of short-term securities with remaining maturities of one year or less, including higher-quality money market instruments.

■

Within each of these investment types, the Fund may invest in domestic and foreign securities; the Fund may invest up to 100% of its total assets in foreign securities, including issuers located in and/or generating revenue from emerging markets.

IICO may allocate the Fund’s investments among these different types of securities in different proportions at different times, including up to 100% in stocks, bonds, or short-term instruments, respectively. IICO may exercise a flexible strategy in the selection of securities, and the Fund is not required to allocate its investments among stocks and bonds in any fixed proportion, nor is it limited by investment style or by the issuer’s location, size, market capitalization or industry sector. The Fund may have none, some or all of its assets invested in each asset class in relative proportions that change over time based upon market and economic conditions. Subject to liquidity requirements, the Fund also may invest up to 25% of its total assets in precious metals.

Generally, in determining whether to sell a security, IICO considers many factors, which may include a deterioration in a company’s fundamentals caused by global-specific factors such as geo-political landscape changes, regulatory or currency changes, or increased competition, as well as company-specific factors, such as reduced pricing power, diminished market opportunity, or increased competition. IICO also may sell a security if the price of the security reaches what IICO believes is fair value, to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

IICO may, when consistent with the Fund’s investment objective, buy or sell options or futures contracts on a security, on an index of securities (both short and long) or on a foreign currency, or enter into swaps, including credit default swaps and interest rate swaps (collectively, commonly known as derivatives). IICO may use derivatives to hedge market risk on equity securities, increase exposure to certain markets, and manage exposure to foreign currencies and precious metals.

Specialty Funds	Prospectus	103

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■

Commodities Risk. Commodity trading is generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of the Fund’s investments in commodities are cyclical economic conditions, sudden political events and adverse international monetary policies. Markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. Also, the Fund may pay more to store and accurately value its commodity holdings than it does with its other portfolio investments.

■	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

■

Derivatives Risk. A principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative’s value is derived. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of IICO, as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used.

■

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.

■

Foreign Currency Risk. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations. Currency conversion also can be costly.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial and political considerations that may not be associated with the domestic markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

■

Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially bonds with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.

■	Large Company Risk. A Fund with holdings of large capitalization company securities may underperform the market as a whole.

■

Low-rated Securities Risk. In general, low-rated debt securities (commonly referred to as “high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken the Fund’s returns. In adverse economic or other circumstances, issuers of these lower rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher rated securities and obligations.

■	Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class C shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and/or Lipper peer group. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. The returns shown for Class C shares for periods prior to March 24, 2000 are based on the performance of the Fund’s prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B’s performance has been adjusted to reflect the current CDSC structure applicable to Class C. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for 12 months or less.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class C shares. After-tax returns for other Classes may vary.

104	Prospectus	Specialty Funds

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 15.58% (the first quarter of 2000) and the lowest quarterly return was -18.43% (the third quarter of 2008).

Average Annual Total Returns

as of December 31, 2009	1 Year	5 Years	10 Years (or Life of Class)
Class C
Return Before Taxes	22.84%	12.84%	9.46%
Return After Taxes on Distributions	22.84%	11.95%	8.18%
Return After Taxes on Distributions and Sale of Fund Shares	14.85%	10.87%	7.67%
Class A (began on 07-10-2000)
Return Before Taxes	16.69%	12.35%	8.47%
Class B (began on 07-03-2000)
Return Before Taxes	18.76%	12.61%	8.20%
Class E (began on 04-02-2007)
Return Before Taxes	16.79%	N/A	5.93%
Class I (began on 04-02-2007)
Return Before Taxes	24.09%	N/A	8.80%
Class R (began on 07-31-2008)
Return Before Taxes	23.45%	N/A	-3.69%
Class Y
Return Before Taxes	23.86%	13.69%	10.79%
Indexes
Citigroup Broad Investment Grade Index (reflects no deduction for fees, expenses or taxes)	5.07%	5.23%	6.47%
Citigroup Short-Term Index for 1 Month Certificates of Deposit (reflects no deduction for fees, expenses or taxes)	0.32%	3.43%	3.21%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.47%	0.42%	-0.96%
Lipper Flexible Portfolio Funds Universe Average (net of fees and expenses)	22.16%	3.72%	4.30%
Lipper Global Flexible Portfolio Funds Universe Average (net of fees and expenses) (Effective March 2010, Lipper changed the Fund’s Lipper category to Lipper Global Flexible Portfolio Funds Universe Average. Both categories are shown for comparison purposes.)	25.10%	6.60%	6.21%

Specialty Funds	Prospectus	105

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Managers

Michael L. Avery, Chief Investment Officer and Executive Vice President of IICO, has managed the Fund since January 1997 and Ryan F. Caldwell, Senior Vice President of IICO, has managed the Fund since January 2007.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge or redemption fee, on any business day through your dealer or financial adviser (all share classes), by writing to Ivy Client Services, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B, C and E: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on our shareholder servicing system, such as for Class R shares, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund.
The Fund’s initial and subsequent investment minimums are as follows:

For Class A, Class B, Class C and Class E:
To Open an Account	$500
For accounts opened with Automatic Investment Service (AIS)	$50
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$25
For Class I, Class R and Class Y:
Please check with your individual selling dealer, plan administrator or third party recordkeeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

106	Prospectus	Specialty Funds

Ivy Asset Strategy New Opportunities Fund*

Objective

To provide high total return over the long term.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in a fund within the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 173 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 116 of the Fund’s statement of additional information (SAI).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B		Class C		Class I	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None		None		None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None	5.00%	[1]	1.00%	[1]	None	None	None
Redemption Fee/Exchange Fee (as a % of amount redeemed or exchanged within fewer than five days)	2.00%	2.00%		2.00%		2.00%	2.00%	2.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class I	Class R	Class Y
Management Fees	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.25%
Other Expenses[2]	0.85%	1.30%	1.05%	0.66%	0.71%	0.66%
Total Annual Fund Operating Expenses	2.10%	3.30%	3.05%	1.66%	2.21%	1.91%
Fee Waiver and/or Expense Reimbursement[3]	0.50%	0.00%	0.00%	0.31%	0.00%	0.31%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.60%	3.30%	3.05%	1.35%	2.21%	1.60%

[1]

For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]	The percentage shown for Other Expenses is based on estimated amounts for the current fiscal year.

[3]

Through July 31, 2011, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees and/or other common expenses to cap the expenses for Class A shares and Class Y shares at 1.60% and Class I shares at 1.35%. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Class A Shares	$728	$1,138
Class B Shares	733	1,315
Class C Shares	308	942
Class I Shares	137	485
Class R Shares	224	691
Class Y Shares	163	562

*	Not Available Until May 3, 2010.

Specialty Funds	Prospectus	107

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class A Shares	$728	$1,138
Class B Shares	333	1,015
Class C Shares	308	942
Class I Shares	137	485
Class R Shares	224	691
Class Y Shares	163	562

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund did not exist at March 31, 2009, the most recent fiscal year end, and therefore, the Fund’s portfolio turnover rate during the most recent fiscal year end is not available.

Principal Investment Strategies

The Fund seeks to achieve its objective by allocating its assets among primarily stocks, bonds and short-term instruments, precious metals and currency markets around the globe. The Fund may invest in any market that Ivy Investment Management Company (IICO), the Fund’s investment manager, believes can offer a high probability of return or, alternatively, can provide a high degree of safety in uncertain times. Dependent on the outlook for the U.S. and global economies, IICO makes top-down allocations among stocks, bonds, cash and precious metals. After determining allocations, IICO seeks attractive opportunities within each market by focusing on countries, sectors and companies with strong cash flow and low balance sheet leverage.

■

“Stocks” include equity securities of companies primarily within the small to mid cap range (capitalizations within the range of $0.5 billion to $10 billion, small caps typically being less than $3.5 billion and mid caps falling within a range of $1 billion to $10 billion). IICO will typically emphasize relatively new or unseasoned companies in their early stages of development or smaller companies positioned in new or emerging industries where there is opportunity for rapid growth. IICO typically emphasizes a blend of value and growth potential in selecting stocks. Value stocks are those that IICO believes are currently selling below their true worth, while growth stocks are those whose earnings IICO believes are likely to grow faster than the economy.

■

“Bonds” include all varieties of fixed-income instruments, such as corporate debt securities or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), with remaining maturities of more than one year. This investment type may include a significant amount, up to 35% of the Fund’s total assets, of high-yield/high-risk bonds, or junk bonds, which include bonds rated BB or below by Standard & Poor’s (S&P) or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by IICO to be of comparable quality.

■	“Short-term instruments” include all types of short-term securities with remaining maturities of one year or less, including higher-quality money market instruments.

■

Within each of these investment types, the Fund may invest in domestic and foreign securities; the Fund may invest up to 100% of its total assets in foreign securities, including issuers located in and/or generating revenue from emerging markets.

IICO may allocate the Fund’s investments among these different types of securities in different proportions at different times, including up to 100% in stocks of small-to-mid-cap issuers, bonds, or short-term instruments, respectively. IICO may exercise a flexible strategy in the selection of securities, and the Fund is not required to allocate its investments among stocks and bonds in any fixed proportion, nor is it limited by investment style or by the issuer’s location, size, market capitalization or industry sector except that its stock holdings will be securities of primarily small-to-mid-cap companies. The Fund may have none, some or all of its assets invested in each asset class in relative proportions that change over time based upon market and economic conditions. Subject to liquidity requirements, the Fund also may invest up to 25% of its total assets in precious metals.

Generally, in determining whether to sell a security, IICO considers many factors, which may include a deterioration in a company’s fundamentals caused by global-specific factors such as geo-political landscape changes, regulatory or currency changes, or increased competition, as well as company-specific factors, such as reduced pricing power, diminished market opportunity, or increased competition. IICO also may sell a security if the price of the security reaches what IICO believes is fair value, to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

IICO may, when consistent with the Fund’s investment objective, buy or sell options or futures contracts on a security, on an index of securities (both short and long) or on a foreign currency, or enter into swaps, including credit default swaps and interest rate swaps (collectively, commonly known as derivatives). IICO may use derivatives to hedge market risk on equity securities, increase exposure to certain markets, and manage exposure to foreign currencies and precious metals.

108	Prospectus	Specialty Funds

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■

Commodities Risk. Commodity trading is generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of the Fund’s investments in commodities are cyclical economic conditions, sudden political events and adverse international monetary policies. Markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. Also, the Fund may pay more to store and accurately value its commodity holdings than it does with its other portfolio investments.

■	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

■

Derivatives Risk. A principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative’s value is derived. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of IICO, as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used.

■

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.

■

Foreign Currency Risk. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations. Currency conversion also can be costly.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial and political considerations that may not be associated with the domestic markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among those potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

■

Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially bonds with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.

■

Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.

■

Low-rated Securities Risk. In general, low-rated debt securities (commonly referred to as “high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken the Fund’s returns. In adverse economic or other circumstances, issuers of these lower rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher rated securities and obligations.

■	Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values (NAVs) of many mutual funds. These events have also decreased liquidity in some markets and may continue to do so.

■

Mid Size Company Risk. Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies’ limited product lines, limited markets and financial resources and dependence upon a relatively small management group.

■

Small Company Risk. Equity securities of small capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

Performance

The Fund has not been in operation for a full calendar year; therefore, it does not have performance information to include in a bar chart or performance table.

Specialty Funds	Prospectus	109

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

Jonas Krumplys, Vice President of IICO, has managed the Fund since its inception in March 2010.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge or redemption fee, on any business day through your dealer or financial adviser (all share classes), by writing to Ivy Client Services, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B and C: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on our shareholder servicing system, such as for Class R shares, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund.

The Fund’s initial and subsequent investment minimums are as follows:

For Class A, Class B and Class C
To Open an Account	$500
For accounts opened with Automatic Investment Service (AIS)	$50
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$25
For Class I, Class R and Class Y:
Please check with your individual selling dealer, plan administrator or third party recordkeeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

110	Prospectus	Specialty Funds

Ivy Balanced Fund

Objectives

To provide current income. As a secondary objective, the Fund seeks long-term appreciation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in a fund within the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 173 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 116 of the Fund’s statement of additional information (SAI).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B		Class C		Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None		None		None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None	5.00%	[1]	1.00%	[1]	None	None
Redemption Fee/Exchange Fee (as a % of amount redeemed or exchanged within fewer than five days)	2.00%	2.00%		2.00%		2.00%	2.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class I	Class Y
Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses	0.41%	0.58%	0.26%	0.29%	0.29%
Total Annual Fund Operating Expenses	1.36%	2.28%	1.96%	0.99%	1.24%

[1]

For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$706	$981	$1,277	$2,116
Class B Shares	631	1,012	1,320	2,384
Class C Shares	199	615	1,057	2,285
Class I Shares	101	315	547	1,213
Class Y Shares	126	393	681	1,500

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$706	$981	$1,277	$2,116
Class B Shares	231	712	1,220	2,384
Class C Shares	199	615	1,057	2,285
Class I Shares	101	315	547	1,213
Class Y Shares	126	393	681	1,500

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Specialty Funds	Prospectus	111

Principal Investment Strategies

The Fund invests primarily in a mix of stocks, debt securities and short-term instruments, depending on market conditions. Regarding its equity investments, the Fund invests primarily in medium to large, well-established companies that usually issue dividend-paying securities. The Fund may also own common stocks in order to provide possible appreciation of capital. In general, the Fund invests a portion of its total assets in either debt securities or preferred stocks, or both, in order to provide income and relative stability of capital. The Fund ordinarily invests at least 25% of its total assets in fixed-income securities. The majority of the Fund’s debt securities are either U.S. government securities or investment-grade corporate bonds, including bonds rated BBB or higher by S&P or rated comparably by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by Ivy Investment Management Company (IICO), the Fund’s investment manager, to be of comparable quality. The Fund has no limitations on the range of maturities of the debt securities in which it may invest, nor on the size of companies in which it may invest.

IICO typically emphasizes a blend of value and growth potential in selecting stocks. Value stocks are those that IICO believes are currently selling below their true worth, while growth stocks are those whose earnings IICO believes are likely to grow faster than the economy IICO also considers a company’s potential for dividend growth, its relative strength in earnings, its management and improving fundamentals, and the condition of the respective industry. In selecting debt securities for the Fund, IICO seeks high-quality securities with minimal credit risk.

Generally, in determining whether to sell an equity security or a debt security, IICO uses the same analysis as identified above in order to determine if the equity security is still undervalued or has met its anticipated price. In determining whether to sell a debt security, IICO will consider whether the security continues to maintain its minimal credit risk. IICO may also sell a security if the security ceases to produce income, to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

■	Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

■

Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially bonds with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.

■	Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so.

■

Reinvestment Risk. A decline in interest rates may cause issuers to pay higher-yielding bonds held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.

■

Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of IICO, undervalued. The value of a security believed by IICO to be undervalued may never reach what is believed to be its full value, or such security’s value may decrease.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and/or Lipper Peer group. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus Spectrum Fund which along with its other classes of shares was reorganized on December 8, 2003 into Class A shares of Ivy Balanced Fund. For that time period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Balanced Fund. If those expenses were reflected, performance shown below would differ.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

112	Prospectus	Specialty Funds

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 10.03% (the third quarter of 2009) and the lowest quarterly return was -17.38% (the first quarter of 2001).

Average Annual Total Returns

as of December 31, 2009	1 Year	5 Years	10 Years (or Life of Class)
Class A
Return Before Taxes	8.46%	2.66%	0.30%
Return After Taxes on Distributions	8.21%	2.38%	-0.43%
Return After Taxes on Distributions and Sale of Fund Shares	5.86%	2.30%	0.01%
Class B (began on 12-08-2003)
Return Before Taxes	10.13%	2.74%	3.99%
Class C (began on 12-08-2003)
Return Before Taxes	14.43%	3.12%	4.18%
Class I (began on 04-02-2007)
Return Before Taxes	15.51%	N/A	1.74%
Class Y (began on 12-08-2003)
Return Before Taxes	15.22%	4.02%	5.13%
Indexes
Citigroup Treasury/Govt Sponsored/Credit Index (reflects no deduction for fees, expenses or taxes)	4.46%	4.83%	6.43%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.47%	0.42%	-0.96%
Lipper Mixed-Asset Target Allocation Growth Funds Universe Average (net of fees and expenses)	25.28%	1.93%	1.91%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

Cynthia P. Prince-Fox, Senior Vice President of IICO, has managed the Fund (and its predecessor fund) since May 2003.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge or redemption fee, on any business day through your dealer or financial adviser (all share classes), by writing to Ivy Client Services, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B and C: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on our shareholder servicing system, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund.

Specialty Funds	Prospectus	113

The Fund’s initial and subsequent investment minimums are as follows:

For Class A, Class B and Class C:
To Open an Account	$500
For accounts opened with Automatic Investment Service (AIS)	$50
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$25
For Class I and Class Y:
Please check with your individual selling dealer, plan administrator or third party recordkeeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

114	Prospectus	Specialty Funds

Ivy Energy Fund

Objective

To provide long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in a fund within the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 173 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 116 of the Fund’s statement of additional information (SAI).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B		Class C		Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None		None		None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None	5.00%	[1]	1.00%	[1]	None	None
Redemption Fee/Exchange Fee (as a % of amount redeemed or exchanged within fewer than five days)	2.00%	2.00%		2.00%		2.00%	2.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class I	Class Y
Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses	0.81%	0.93%	0.65%	0.54%	0.55%
Total Annual Fund Operating Expenses	1.91%	2.78%	2.50%	1.39%	1.65%
Fee Waiver and/or Expense Reimbursement[2]	0.31%	0.18%	0.00%	0.00%	0.05%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.60%	2.60%	2.50%	1.39%	1.60%

[1]

For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

Through July 31, 2011, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 and/or shareholder servicing fees to cap the expenses for Class A shares at 1.60%, for Class B shares at 2.60% and for Class Y shares at 1.60%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$728	$1,072	$1,482	$2,622
Class B Shares	663	1,121	1,531	2,868
Class C Shares	253	779	1,331	2,836
Class I Shares	142	440	761	1,669
Class Y Shares	163	508	885	1,944

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$728	$1,072	$1,482	$2,622
Class B Shares	263	821	1,431	2,868
Class C Shares	253	779	1,331	2,836
Class I Shares	142	440	761	1,669
Class Y Shares	163	508	885	1,944

Specialty Funds	Prospectus	115

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective of long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets in securities of companies within the energy sector, which includes all aspects of the energy industry, including exploration, discovery, production, distribution or infrastructure of energy and/or alternative energy sources. These companies may include, but are not limited to, oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal, transporters, utilities, alternative energy companies and innovative energy technology companies. The Fund invests in securities of companies across the capitalization spectrum and in companies domiciled throughout the world, including, potentially, companies domiciled or traded in emerging markets. The Fund may invest up to 100% of its total assets in foreign securities.

After reviewing the market outlook for the energy industry and then identifying trends and sectors, IICO uses a research-oriented, bottom-up investment approach when selecting securities for the Fund, focusing on company fundamentals and growth prospects. In general, the Fund emphasizes companies that IICO believes are strongly managed and can generate above-average, long-term capital appreciation.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities to determine whether the security has ceased to offer significant growth potential, has become undervalued and/or whether the prospects of the issuer have deteriorated. IICO may also sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

■

Concentration Risk. Because the Fund invests more than 25% of its total assets in the energy related industry, the Fund’s performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in this industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market.

■

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial and political considerations that may not be associated with the domestic markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

■	Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and/or Lipper peer group. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to

116	Prospectus	Specialty Funds

investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 23.26% (the second quarter of 2008) and the lowest quarterly return was -33.24% (the third quarter of 2008).

Average Annual Total Returns

as of December 31, 2009	1 Year	Life of Class
Class A (began on 04-03-2006)
Return Before Taxes	31.59%	0.91%
Return After Taxes on Distributions	31.59%	0.90%
Return After Taxes on Distributions and Sale of Fund Shares	20.53%	0.78%
Class B (began on 04-03-2006)
Return Before Taxes	34.13%	0.92%
Class C (began on 04-03-2006)
Return Before Taxes	38.42%	1.82%
Class I (began on 04-02-2007)
Return Before Taxes	39.87%	2.04%
Class Y (began on 04-03-2006)
Return Before Taxes	39.42%	2.66%
Indexes
S&P 1500 Energy Sector Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on April 30, 2006.)	16.41%	1.85%
Lipper Natural Resources Funds Universe Average (net of fees and expenses) (Index comparison begins on April 30, 2006.)	40.47%	-1.07%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

David P. Ginther, Senior Vice President of IICO, has managed the Fund since April 2006.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge or redemption fee, on any business day through your dealer or financial adviser (all share classes), by writing to Ivy Client Services, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B and C: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on our shareholder servicing system, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund.

Specialty Funds	Prospectus	117

The Fund’s initial and subsequent investment minimums are as follows:

For Class A, Class B and Class C:
To Open an Account	$500
For accounts opened with Automatic Investment Service (AIS)	$50
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$25
For Class I and Class Y:
Please check with your individual selling dealer, plan administrator or third party recordkeeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

118	Prospectus	Specialty Funds

Ivy Global Natural Resources Fund

Objective

To provide long-term growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in a fund within the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 173 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 116 of the Fund’s statement of additional information (SAI).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B		Class C		Class E	Class I	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None		None		5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None	5.00%	[1]	1.00%	[1]	None	None	None	None
Redemption Fee/Exchange Fee (as a % of amount redeemed or exchanged within fewer than thirty days)	2.00%	2.00%		2.00%		2.00%	2.00%	2.00%	2.00%
Maximum Annual Maintenance Fee	None	None		None		$20	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class R	Class Y
Management Fees	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.50%	0.25%
Other Expenses	0.34%	0.38%	0.29%	1.62%	0.24%	0.26%	0.22%
Total Annual Fund Operating Expenses	1.40%	2.19%	2.10%	2.68%	1.05%	1.57%	1.28%
Fee Waiver and/or Expense Reimbursement[2]	0.00%	0.00%	0.00%	1.41%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.40%	2.19%	2.10%	1.27%	1.05%	1.57%	1.28%

[1]

For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

Through July 31, 2011, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for Class E shares at 1.27%. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$709	$993	$1,297	$2,158
Class B Shares	622	985	1,275	2,324
Class C Shares	213	658	1,129	2,431
Class E Shares	717	1,111	1,722	3,372
Class I Shares	107	334	579	1,283
Class R Shares	160	496	855	1,867
Class Y Shares	130	406	702	1,545

Specialty Funds	Prospectus	119

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$709	$993	$1,297	$2,158
Class B Shares	222	685	1,175	2,324
Class C Shares	213	658	1,129	2,431
Class E Shares	717	1,111	1,722	3,372
Class I Shares	107	334	579	1,283
Class R Shares	160	496	855	1,867
Class Y Shares	130	406	702	1,545

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 191% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal market conditions, at least 80% of its net assets in equity securities of companies of any size throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies.

For these purposes, “natural resources” generally include: energy (such as utilities, producers/developers, refiners, service/drilling), alternative energy (such as uranium, coal, hydrogen, wind, solar, fuel cells), industrial products (such as building materials, cement, packaging, chemicals, supporting transport and machinery), forest products (such as lumber, plywood, pulp, paper, newsprint, tissue), base metals (such as aluminum, copper, nickel, zinc, iron ore and steel), precious metals and minerals (such as gold, silver, platinum, diamonds), and agricultural products (grains and other foods, seeds, fertilizers, water).

The Fund’s investment subadvisor, Mackenzie Financial Corporation (Mackenzie), uses an equity style that focuses on both growth and value, as well as utilizing both a top-down (the creation of macro-economic models to prepare an outlook for economic and market conditions) and a bottom-up (fundamental, company by company) approach. Mackenzie targets companies for investment that, in its opinion, have strong management and financial positions, adding balance with established low-cost, low-debt producers or positions that are based on anticipated commodity price trends. The Fund seeks to be diversified internationally, and therefore, Mackenzie invests in foreign companies and domestic companies that have principal operations in foreign jurisdictions. While Mackenzie seeks to anchor the Fund’s assets in North America, international exposure may exceed 50% of the Fund’s total assets. Exposure to companies in any one particular foreign country other than Canada is typically less than 20% of the Fund’s total assets. The Fund also may have exposure to companies located in, and/or doing business in, emerging markets.

Generally, in determining to sell a security, Mackenzie considers various factors, including whether the holding has sufficiently exceeded its target price, whether a growth-oriented company has failed to deliver growth, and the effect of commodity price trends on certain holdings. Mackenzie may also sell a security to take advantage of more attractive investment opportunities, to reduce the Fund’s holding in that security, or to raise cash.

The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to gain exposure to industry subsectors or specific companies, or to enhance liquidity and alter risk/reward parameters in implementing fund strategies.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

■

Concentration Risk. Because the Fund invests more than 25% of its total assets in the natural resources industry, the Fund’s performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in this industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market.

120	Prospectus	Specialty Funds

■

Derivatives Risk. A principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative’s value is derived. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of IICO, or the Fund’s subadvisor, as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used.

■

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.

■

Foreign Currency Risk. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations. Currency conversion also can be costly.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial and political considerations that may not be associated with the domestic markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

■

Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.

■	Management Risk. Fund performance is primarily dependent on Mackenzie’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and/or Lipper peer group. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 31.95% (the second quarter of 2009) and the lowest quarterly return was -40.91% (the fourth quarter of 2008).

Specialty Funds	Prospectus	121

Average Annual Total Returns

as of December 31, 2009	1 Year		5 Years	10 Years (or Life of Class)
Class A
Return Before Taxes	64.56%		8.20%	13.87%
Return After Taxes on Distributions	64.56%		5.62%	12.37%
Return After Taxes on Distributions and Sale of Fund Shares	41.96%		6.35%	12.02%
Class B
Return Before Taxes	69.24%		8.48%	13.64%
Class C
Return Before Taxes	73.42%		8.71%	13.72%
Class E (began on 04-02-2007)
Return Before Taxes	64.96%		N/A	-5.91%
Class I (began on 04-02-2007)
Return Before Taxes	75.42%	[1]	N/A	-3.15%
Class R (began on 12-29-2005)
Return Before Taxes	74.45%	[1]	N/A	4.79%
Class Y (began on 07-24-2003)
Return Before Taxes	75.14%		9.71%	16.78%
Indexes
Morgan Stanley Commodity Related Index (reflects no deduction for fees, expenses or taxes)	52.35%		12.97%	13.52%
Lipper Global Natural Resources Funds Universe Average (net of fees and expenses)	47.47%		11.62%	14.57%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO) and sub-advised by Mackenzie Financial Corporation (Mackenzie).

Portfolio Manager

Frederick Sturm, Senior Vice President of Mackenzie, has managed the Fund since January 1997.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge or redemption fee, on any business day through your dealer or financial adviser (all share classes), by writing to Ivy Client Services, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B, C and E: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on our shareholder servicing system, such as for Class R shares, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund.

The Fund’s initial and subsequent investment minimums are as follows:

For Class A, Class B, Class C and Class E:
To Open an Account	$500
For accounts opened with Automatic Investment Service (AIS)	$50
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$25
For Class I, Class R and Class Y:
Please check with your individual selling dealer, plan administrator or third party recordkeeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

122	Prospectus	Specialty Funds

Ivy Real Estate Securities Fund

Objective

To provide total return through a combination of capital appreciation and current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in a fund within the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 173 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 116 of the Fund’s statement of additional information (SAI).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B		Class C		Class E	Class I	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None		None		5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None	5.00%	[1]	1.00%	[1]	None	None	None	None
Redemption Fee/Exchange Fee (as a % of amount redeemed or exchanged within fewer than five days)	2.00%	2.00%		2.00%		2.00%	2.00%	2.00%	2.00%
Maximum Annual Maintenance Fee	None	None		None		$20	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class R	Class Y
Management Fees	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.50%	0.25%
Other Expenses	0.78%	1.28%	0.89%	2.18%	0.26%	0.30%	0.24%
Total Annual Fund Operating Expenses	1.93%	3.18%	2.79%	3.33%	1.16%	1.70%	1.39%
Fee Waiver and/or Expense Reimbursement[2]	0.00%	0.00%	0.00%	1.66%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.93%	3.18%	2.79%	1.67%	1.16%	1.70%	1.39%

[1]

For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

Through July 31, 2011, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for Class E shares at 1.67%. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$760	$1,146	$1,557	$2,699
Class B Shares	721	1,280	1,764	3,196
Class C Shares	282	865	1,474	3,119
Class E Shares	755	1,243	1,980	3,926
Class I Shares	118	368	638	1,409
Class R Shares	173	536	923	2,009
Class Y Shares	142	440	761	1,669

Specialty Funds	Prospectus	123

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$760	$1,146	$1,557	$2,699
Class B Shares	321	980	1,664	3,196
Class C Shares	282	865	1,474	3,119
Class E Shares	755	1,243	1,980	3,926
Class I Shares	118	368	638	1,409
Class R Shares	173	536	923	2,009
Class Y Shares	142	440	761	1,669

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal market conditions, at least 80% of its net assets in the real estate or real estate-related industries. “Real estate” securities include securities of issuers that receive at least 50% of their gross revenue from the construction, ownership, management, financing or sale of residential, commercial or industrial real estate. “Real estate-related” securities include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. The Fund may invest in securities of issuers of any size, including issuers with small, medium or large market capitalizations.

Most of the Fund’s real estate securities portfolio consists of securities issued by real estate investment trusts (REITs) and real estate operating companies (REOCs) that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests in real estate, mortgages or shares issued by other REITs. A REOC is a corporation or partnership (or an entity treated as such) that invests in real estate, mortgages or shares issued by REITs, but may also engage in related or unrelated businesses.

The Fund focuses on growth-oriented companies with value characteristics. The Fund’s investment subadvisor, Advantus Capital Management, Inc. (Advantus Capital), utilizes a bottom-up fundamental stockpicking approach in selecting securities for investment by the Fund, which may include consideration of factors such as an issuer’s financial condition, financial performance, quality of management, policies and strategies, real estate properties and competitive market condition. The Fund then invests in those issuers that Advantus Capital determines have potential for long-term sustainable growth in earnings, or those trading at discounts to the underlying value of assets owned.

Advantus Capital considers various indicators in determining to sell a security, which may include the following: target valuation is reached and operating performance is not sustainable, company fundamentals have deteriorated or do not meet expectations, and economics, financial market or sector of the real estate industry has weakened.

Advantus Capital may also sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

■

Concentration Risk. Because the Fund invests more than 25% of its total assets in the real estate industry, the Fund’s performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in this industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

■	Management Risk. Fund performance is primarily dependent on Advantus Capital’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue

124	Prospectus	Specialty Funds

to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so.

■	REIT-Related Risk. The value of the Fund’s REIT securities may be adversely affected by changes in the value of the REIT’s underlying property or the property secured by mortgages the REIT holds.

■

REOC-Related Risk. REOCs do not pay any specific level of income as dividends, and there is no minimum restriction on the number of owners or limits on ownership concentration. The value of the Fund’s REOC securities may be adversely affected by the same factors that adversely affect REITs. In addition, a corporate REOC does not have the favorable tax treatment that is accorded a REIT.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and/or Lipper peer group. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus Real Estate Securities Fund which along with its other classes of shares was reorganized on December 8, 2003 into Class A shares of the Ivy Real Estate Securities Fund. For that time period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Real Estate Securities Fund. If those expenses were reflected, performance shown below would differ.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 29.60% (the third quarter of 2009) and the lowest quarterly return was -36.81% (the fourth quarter of 2008).

Specialty Funds	Prospectus	125

Average Annual Total Returns

as of December 31, 2009	1 Year	5 Years	10 Years (or Life of Class)
Class A
Return Before Taxes	16.19%	-2.43%	9.42%
Return After Taxes on Distributions	15.48%	-3.42%	7.78%
Return After Taxes on Distributions and Sale of Fund Shares	10.61%	-2.08%	7.71%
Class B (began on 12-08-2003)
Return Before Taxes	17.22%	-2.57%	3.14%
Class C (began on 12-08-2003)
Return Before Taxes	22.06%	-2.10%	3.46%
Class E (began on 04-02-2007)
Return Before Taxes	16.86%	N/A	-17.33%
Class I (began on 04-02-2007)
Return Before Taxes	24.42%	N/A	-14.66%
Class R (began on 12-29-2005)
Return Before Taxes	23.80%	N/A	-3.92%
Class Y (began on 12-08-2003)
Return Before Taxes	24.31%	-0.86%	4.71%
Indexes
Wilshire Real Estate Securities Index (reflects no deduction for fees, expenses or taxes)	29.22%	-0.23%	10.47%
Lipper Real Estate Funds Universe Average (net of fees and expenses)	30.33%	-0.74%	9.77%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO) and sub-advised by Advantus Capital Management, Inc. (Advantus Capital).

Portfolio Managers

Joseph R. Betlej, Vice President and Investment Officer of Advantus Capital has managed the Fund (and its predecessor fund) since February 1999 and Lowell R. Bolken, Associate Portfolio Manager with Advantus Capital, has managed the Fund since April 2006.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge or redemption fee, on any business day through your dealer or financial adviser (all share classes), by writing to Ivy Client Services, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B, C and E: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on our shareholder servicing system, such as for Class R shares, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund.

The Fund’s initial and subsequent investment minimums are as follows:

For Class A, Class B, Class C and Class E:
To Open an Account	$500
For accounts opened with Automatic Investment Service (AIS)	$50
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$25
For Class I, Class R and Class Y:
Please check with your individual selling dealer, plan administrator or third party recordkeeper for information about minimum investment requirements.

126	Prospectus	Specialty Funds

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Specialty Funds	Prospectus	127

Ivy Science and Technology Fund

Objective

To provide long-term capital growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in a fund within the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 173 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 116 of the Fund’s statement of additional information (SAI).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B		Class C		Class E	Class I	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None		None		5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None	5.00%	[1]	1.00%	[1]	None	None	None	None
Redemption Fee/Exchange Fee (as a % of amount redeemed or exchanged within fewer than five days)	2.00%	2.00%		2.00%		2.00%	2.00%	2.00%	2.00%
Maximum Annual Maintenance Fee	None	None		None		$20	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class R	Class Y
Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.50%	0.25%
Other Expenses	0.40%	0.71%	0.45%	1.59%	0.22%	0.27%	0.23%
Total Annual Fund Operating Expenses	1.50%	2.56%	2.30%	2.69%	1.07%	1.62%	1.33%
Fee Waiver and/or Expense Reimbursement[2]	0.00%	0.00%	0.00%	1.26%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.50%	2.56%	2.30%	1.43%	1.07%	1.62%	1.33%

[1]

For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

Through July 31, 2011, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for the Fund’s Class E shares at 1.43%. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$719	$1,022	$1,346	$2,263
Class B Shares	659	1,096	1,460	2,636
Class C Shares	233	718	1,230	2,636
Class E Shares	772	1,147	1,759	3,408
Class I Shares	109	340	590	1,306
Class R Shares	165	511	881	1,922
Class Y Shares	135	421	729	1,601

128	Prospectus	Specialty Funds

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$719	$1,022	$1,346	$2,263
Class B Shares	259	796	1,360	2,636
Class C Shares	233	718	1,230	2,636
Class E Shares	772	1,147	1,759	3,408
Class I Shares	109	340	590	1,306
Class R Shares	165	511	881	1,922
Class Y Shares	135	421	729	1,601

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective of growth by concentrating its investments primarily in the equity securities of science and technology companies around the globe. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of science or technology companies or companies that derive a competitive advantage by the application of scientific or technological developments or discoveries to grow their business or increase their competitive advantage. Science and technology companies are companies whose products, processes or services, in the opinion of Ivy Investment Management Company (IICO), the Fund’s investment manager, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries. The Fund may also invest in companies that utilize science and/or technology to significantly enhance their business opportunities. The Fund may invest in companies of any size, and may invest without limitation in foreign securities, including securities within emerging markets.

IICO typically emphasizes growth potential in selecting stocks; that is, IICO seeks companies in which earnings are likely to grow faster than the economy. IICO aims to identify strong secular trends within industries and then applies a bottom-up stock selection process by considering a number of factors in selecting securities for the Fund’s portfolio. These may include but are not limited to a company’s: growth potential, earnings potential, quality of management, industry position/market size potential, and applicable economic and market conditions.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer significant growth potential, has become overvalued and/or whether the company prospects of the issuer have deteriorated due to a change in management, change in strategy and/or a change in its financial characteristics. IICO may also sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

■

Concentration Risk. Because the Fund invests more than 25% of its total assets in the science and technology industry, the Fund’s performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in this industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market.

■

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial and political considerations that may not be associated with the domestic markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Specialty Funds	Prospectus	129

■	Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class C shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and/or Lipper peer group. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. The returns shown for Class C shares for periods prior to March 24, 2000 are based on the performance of the Fund’s prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B’s performance has been adjusted to reflect the current CDSC structure applicable to Class C. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for 12 months or less.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class C shares. After-tax returns for other Classes may vary.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 17.17% (the fourth quarter of 2001) and the lowest quarterly return was -23.25% (the second quarter of 2000).

130	Prospectus	Specialty Funds

Average Annual Total Returns

as of December 31, 2009	1 Year	5 Years	10 years (or Life of Class)
Class C
Return Before Taxes	38.54%	8.45%	12.33%
Return After Taxes on Distributions	38.51%	7.79%	-0.47%
Return After Taxes on Distributions and Sale of Fund Shares	25.09%	7.24%	0.10%
Class A (began on 07-03-2000)
Return Before Taxes	31.53%	8.05%	2.19%
Class B (began on 07-03-2000)
Return Before Taxes	34.15%	8.06%	1.74%
Class E (began on 04-02-2007)
Return Before Taxes	31.67%	N/A	3.84%
Class I (began on 04-02-2007)
Return Before Taxes	40.21%	N/A	7.51%
Class R (began on 12-29-2005)
Return Before Taxes	39.41%	N/A	7.24%
Class Y
Return Before Taxes	39.80%	9.49%	1.44%
Indexes
S&P North American Technology Sector Index (reflects no deduction for fees, expenses or taxes)	63.19%	3.75%	-6.59%
Lipper Science & Technology Funds Universe Average (net of fees and expenses)	60.45%	2.43%	-7.14%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

Zachary H. Shafran, Senior Vice President of IICO, has managed the Fund since February 2001.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge or redemption fee, on any business day through your dealer or financial adviser (all share classes), by writing to Ivy Client Services, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B, C and E: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on our shareholder servicing system, such as for Class R shares, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund.

The Fund’s initial and subsequent investment minimums are as follows:

For Class A, Class B, Class C and Class E:
To Open an Account	$500
For accounts opened with Automatic Investment Service (AIS)	$50
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$25
For Class I, Class R and Class Y:
Please check with your individual selling dealer, plan administrator or third party recordkeeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Specialty Funds	Prospectus	131

Ivy Money Market Fund

Objective

To provide maximum current income consistent with stability of principal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B		Class C		Class E
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None		None		None
Maximum Deferred Sales Charge (Load)[2] (as a % of lesser of amount invested or redemption value)	None	5.00%	[1]	1.00%	[1]	None
Redemption Fee/Exchange Fee (as a % of amount redeemed or exchanged)	None	None		None		None
Maximum Annual Maintenance Fee	None	None		None		$20

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E
Management Fees	0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees	0.00%	1.00%	1.00%	None
Other Expenses	0.33%	0.30%	0.23%	0.48%
Total Annual Fund Operating Expenses	0.73%	1.70%	1.63%	0.88%

[1]

For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within twelve months of purchase.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$75	$233	$406	$906
Class B	573	836	1,023	1,751
Class C	166	514	887	1,933
Class E	110	341	588	1,284

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$75	$233	$406	$906
Class B	173	536	923	1,751
Class C	166	514	887	1,933
Class E	110	341	588	1,284

Principal Investment Strategies

The Fund seeks to achieve its objective by investing in U.S. dollar-denominated, high-quality money market obligations and instruments. High quality indicates that the securities are rated in one of the two highest categories by a requisite nationally recognized statistical rating organization (NRSRO), as defined in Rule 2a-7 (Rule 2a-7) under the Investment Company Act of 1940, as amended (1940 Act), or, if unrated, are determined by Ivy Investment Management Company (IICO), the Fund’s investment manager, to be of comparable quality. The Fund seeks, as well, to maintain a net asset value (NAV) of $1.00 per share. The Fund maintains a dollar-weighted average maturity of 90 days or less, and the Fund invests only in securities with a remaining maturity of not more than 397 calendar days.

IICO may look at a number of factors in selecting securities for the Fund’s portfolio. These may include the credit quality of the particular issuer or guarantor of the security, along with the liquidity and yield, and as well the industry sector of the issuer of the security.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses when buying securities to determine whether the security no longer offers adequate return or complies with Rule 2a-7. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

132	Prospectus	Money Market Fund

Principal Investment Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

■	Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.

■

Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially bonds with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.

■	Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so.

■

Reinvestment Risk. A decline in interest rates may cause issuers to pay higher-yielding bonds held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and/or Lipper peer group.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s most recent 7-day yield.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 1.28% (the first quarter of 2001) and the lowest quarterly return was 0.05% (the first and second quarters of 2004). As of December 31, 2009, the 7-day yield was equal to 0.16%. Yields are compiled by annualizing the average daily dividend per share during the time period for which the yield is presented.

Average Annual Total Returns

as of December 31, 2009	1 Year	5 Years	Life of Class
Class A (began on 06-30-2000)	0.82%	2.79%	2.43%
Class B (began on 07-12-2000) (Class B and C shares of the Fund are not available for direct investments. However, you may continue to exchange into these classes from Class B or Class C shares of another Ivy Fund.)	-3.76%	1.71%	1.49%
Class C (began on 07-03-2000) (Class B and C shares of the Fund are not available for direct investments. However, you may continue to exchange into these classes from Class B or Class C shares of another Ivy Fund.)	0.24%	1.92%	1.55%
Class E (began on 04-02-2007)	0.71%	N/A	2.19%
Index
Lipper Money Market Funds Universe Average (net of fees and expenses) (Index comparison begins on June 30, 2000.)	0.17%	2.66%	2.31%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

Mira Stevovich, Vice President of IICO, has managed the Fund since June 2000.

Money Market Fund	Prospectus	133

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge or redemption fee, on any business day through your dealer or financial adviser (all share classes), by writing to Ivy Client Services, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B, C and E: 800.532.2749), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on our shareholder servicing system, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund.

The Fund’s initial and subsequent investment minimums are as follows:

For Class A, Class B, Class C and Class E:
To Open an Account	$500
For accounts opened with Automatic Investment Service (AIS)	$50
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$25

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

134	Prospectus	Money Market Fund

Additional Information about Principal Investment Strategies, Other Investments and Risks

Ivy Capital Appreciation Fund: The Fund seeks to achieve its objective of long-term capital appreciation by investing primarily in a diversified portfolio of common stocks of domestic and, to a lesser extent, foreign companies. IICO, the Fund’s investment manager, searches for high-quality companies characterized by profit growth, increased market share and an ability to exceed earnings expectations for the foreseeable future. It also considers valuation relative to future growth opportunities and operating free cash flow. There is no guarantee, however, that the Fund will achieve its objective.

In selecting securities, IICO considers whether a company possesses sustainable organic revenue growth, improving margins, operating leverage, earnings growth in excess of revenue growth, strong balance sheet and cash flows, attractive or improving industry/sector dynamics, improving financial returns, and low relative valuation, among other factors. IICO further considers valuation measures (price to earnings, price to sales) and assesses how a company may perform given the current macroeconomic environment (including current monetary and fiscal policy, energy prices, inflation, consumer confidence, among other factors).

The Fund emphasizes growth stocks; however, it may also invest in value stocks. As well, the Fund may invest in preferred stocks and debt securities that are mostly of investment grade. The Fund may also invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many U.S. large-cap growth companies have a diverse market of domestic business and overseas operations. Therefore, the Fund may also have an indirect exposure to foreign markets via these investments.

Although not a principal strategy, the Fund may invest in derivative instruments for the purpose of hedging its investments, as well as potentially enhancing its performance.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities, including commercial paper and short-term U.S. government securities, and/or preferred stocks. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Principal Risks. An investment in Ivy Capital Appreciation Fund is subject to various risks, including the following:

■ Company Risk ■ Growth Stock Risk ■ Large Company Risk	■ Management Risk ■ Market Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Capital Appreciation Fund may be subject to other non-principal risks, including the following:

■	Derivatives Risk
■	Foreign Securities Risk
■	Mid Size Company Risk

A description of these risks is set forth in “Defining Risks” below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the Statement of Additional Information (SAI).

Ivy Core Equity Fund: The Fund seeks to achieve its objectives of capital growth and income by investing, during normal market conditions, in common stocks of large, high-quality domestic and foreign companies that IICO believes are globally dominant, have sustainable competitive advantages accompanied by financial strength and earnings stability, and have dominant positions in their industries. There is no guarantee, however, that the Fund will achieve its objectives.

IICO utilizes both a top-down (assess the market environment) and a bottom-up (research individual issuers) analysis in its selection process. It attempts to select securities with growth and income possibilities by looking at many factors that may include a company’s: projected long-term earnings power compared to market expectations over a multi-year horizon, competitive position in the global economy, history of improving sales and profits, management strength, leadership position in its industry, stock price value, and dividend payment history.

Through its bottom-up stock selection, IICO searches for companies for which it believes market expectations are too low with regard to the company’s ability to grow its business and thereby generate sufficient equity. In selecting securities, IICO considers whether a company has new products to introduce, has undergone cost restructuring, or has improved its execution, among other factors.

The Fund also may invest up to 25% of its total assets in foreign securities. Many U.S. large-cap growth companies have a diverse market of domestic business and overseas operations. Therefore, the Fund may also have an indirect exposure to foreign markets via these investments.

The Fund may also invest in derivative instruments to hedge its current holdings, including the use of futures contracts in broad domestic equity indices.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities (typically, investment grade, that is, bonds rated BBB or higher by S&P or rated comparably by another NRSRO or, if unrated, determined by IICO to be of comparable quality), including commercial paper and short-term U.S. government securities, and/or preferred stocks. However, by taking a temporary defensive position, the Fund may not achieve its investment objectives.

Prospectus	135

Principal Risks. An investment in Ivy Core Equity Fund is subject to various risks, including the following:

■ Company Risk ■ Growth Stock Risk ■ Large Company Risk	■ Management Risk ■ Market Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Core Equity Fund may be subject to other non-principal risks, including the following:

■	Derivatives Risk
■	Foreign Securities Risk

A description of these risks is set forth in “Defining Risks” below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Dividend Opportunities Fund: The Fund seeks to achieve its objective by investing primarily in dividend-paying common stocks that Ivy Investment Management Company (IICO), the Fund’s investment manager, believes also demonstrate favorable prospects for total return. There is no guarantee, however, that the Fund will achieve its objective.

IICO attempts to select securities by considering a company’s ability to sustain, and potentially increase, its dividend payments, thereby returning value to its shareholders as well as companies that it believes possess strong balance sheets and high free cash flow yields.

The Fund’s emphasis on a steady return through investments in dividend-paying securities may temper its ability to achieve considerable appreciation in value of its holdings.

For Federal income tax purposes, net capital gain generally is taxed at a maximum rate of 15% for noncorporate shareholders, and “qualified dividend income” received by those shareholders is taxed as net capital gain as well, provided that certain holding period and other requirements are met. IICO believes that the tax treatment of qualified dividend income may benefit companies that regularly issue dividends.

Although the Fund invests primarily in domestic securities, it may invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many U.S. companies have a diverse market of domestic business and overseas operations. Therefore, the Fund may also have an indirect exposure to foreign markets via these investments.

While the Fund invests primarily in dividend-paying equity securities, it may also invest up to 20% of its net assets in debt securities in seeking to achieve its objective. To the extent the Fund invests in debt securities, the Fund intends to primarily invest in investment-grade debt securities, that is, bonds rated BBB or higher by S&P or rated comparably by another NRSRO or, if unrated, determined by IICO to be of comparable quality.

At times, when IICO believes that a temporary defensive position is desirable or to achieve income, the Fund may invest up to all of its assets in debt securities including short-term cash equivalent securities. By taking a temporary defensive position, however, the Fund may not achieve its objective.

Principal Risks. An investment in Ivy Dividend Opportunities Fund is subject to various risks, including the following:

■ Company Risk ■ Growth Stock Risk ■ Large Company Risk	■ Management Risk ■ Market Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Dividend Opportunities Fund may be subject to other non-principal risks, including the following:

■	Credit Risk
■	Foreign Securities Risk

A description of these risks is set forth in “Defining Risks” below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Large Cap Growth Fund: The Fund seeks to achieve its objective of appreciation of your investment by investing primarily in a diversified portfolio of common stocks issued by higher-quality, growth-oriented large to medium-sized domestic and, to a lesser extent, foreign companies that IICO believes have appreciation possibilities. The Fund seeks to generate solid returns while striving to protect against downside risks. There is no guarantee, however, that the Fund will achieve its objective.

In selecting securities for the Fund, IICO looks for companies which serve large markets with a demonstrated ability to sustain unit growth and high profitability, often driven by brand loyalty, proprietary technology, cost structure, scale, software switching costs, or distribution advantages. IICO’s process to select stocks is primarily a blend of quantitative and fundamental research. From a quantitative standpoint, IICO concentrates on profitability, capital industry, cash flow and calculation measures, as well as earnings growth rates and valuations. IICO’s fundamental research effort tries to identify those companies that it believes possess a sustainable competitive advantage, an important characteristic which enables a company to generate superior levels of profitability and growth for an extended period of time. Additional focus is given to those companies that appear well positioned to benefit from secular trends embedded in the marketplace (e.g., demographics, deregulation, capital spending trends, etc.).

136	Prospectus

The Fund invests primarily in common stocks but may also own, to a lesser extent, preferred stocks, convertible securities and debt securities, typically of investment grade and of any maturity. As well, the Fund may invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many U.S. companies have a diverse market of domestic business and overseas operations. Therefore, the Fund may also have an indirect exposure to foreign markets via these investments.

At times, as a temporary defensive measure, the Fund may invest up to all of its assets in debt securities, including commercial paper and short-term U.S. government securities, and/or preferred stocks. The Fund may also use options and futures contracts for temporary defensive purposes. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Principal Risks. An investment in Ivy Large Cap Growth Fund is subject to various risks, including the following:

■ Company Risk ■ Growth Stock Risk ■ Large Company Risk	■ Management Risk ■ Market Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Large Cap Growth Fund may be subject to other non-principal risks, including the following:

■	Foreign Securities Risk
■	Mid Size Company Risk

A description of these risks is set forth in “Defining Risks” below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Micro Cap Growth Fund: The Fund seeks to achieve its objective of long-term capital appreciation by investing in various types of equity securities of primarily domestic and, to a lesser extent, foreign micro cap companies. Micro cap companies typically are companies with float-adjusted market capitalizations below $1 billion. The Fund may occasionally invest in equity securities of larger companies. There is no guarantee, however, that the Fund will achieve its objective.

The Fund considers a company’s capitalization at the time the Fund acquires the company’s equity securities. Equity securities of a company whose capitalization exceeds the micro cap range after purchase will not be sold solely because of its increased capitalization.

In selecting equity securities for the Fund, WSA primarily looks for companies exhibiting extraordinary earnings growth, earnings surprise potential, fundamental strength and management vision. In selecting securities with earnings growth potential, WSA may consider such factors as a company’s competitive market position, quality of management, growth strategy, internal operating trends (such as profit margins, cash flows and earnings and revenue growth), overall financial condition, and ability to sustain its current rate of growth. In seeking to achieve its investment objective, the Fund may also invest in equity securities of companies that WSA believes are temporarily undervalued or show promise of improved results due to new management, products, markets or other factors.

The Fund may invest up to 25% of its total assets in foreign securities. Investing in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country. Many U.S. companies have a diverse market of domestic business and overseas operations. Therefore, the Fund may also have an indirect exposure to foreign markets via these investments.

The Fund’s investment in equity securities may include common stocks that are part of IPOs. In addition to common stocks, the Fund may invest, to a lesser extent, in preferred stocks and securities convertible into equity securities.

For temporary defensive purposes, the Fund may invest up to all of its assets in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Principal Risks. An investment in Ivy Micro Cap Growth Fund is subject to various risks, including the following:

■ Company Risk ■ Foreign Securities Risk ■ Growth Stock Risk ■ Initial Public Offering Risk	■ Liquidity Risk ■ Management Risk ■ Market Risk ■ Small Company Risk

A description of these risks is set forth in “Defining Risks” below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Mid Cap Growth Fund: The Fund seeks to achieve its objective of growth of your investment by investing primarily in a diversified portfolio of domestic and, to a lesser extent, foreign mid cap companies that IICO believes offer above-average growth potential. The Fund primarily focuses on mid cap growth companies that IICO believes have the potential to become a large cap company. Mid cap companies typically are companies with market capitalizations that may range between $1 billion and $10 billion. For this purpose, IICO considers a company’s capitalization at the time the Fund acquires the company’s securities. Companies whose capitalization falls outside the mid cap range after purchase continue to be considered mid cap companies for purpose of the Fund’s investment policy. There is no guarantee, however, that the Fund will achieve its objective.

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As noted, IICO utilizes a bottom-up approach in its selection of securities for the Fund, and focuses on companies with strong growth models, profitability and sound capital structures. Other desired characteristics may include a leading market position, the active involvement of the founder or entrepreneur, management that is strong and demonstrates commitment to stakeholders, and a high gross margin and return on equity with low debt. IICO may also consider a company’s dividend yield.

In addition to common stocks, the Fund may invest in convertible securities, preferred stocks and debt securities of any maturity and mostly of investment grade, that is, rated BBB or higher by S&P or rated comparably by another NRSRO or, if unrated, determined by IICO to be of comparable quality. The Fund may also use options and futures contracts for both temporary defensive purposes and to enhance performance. The Fund may invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country. Many U.S. companies have a diverse market of domestic business and overseas operations. Therefore, the Fund may also have an indirect exposure to foreign markets via these investments.

The Fund may utilize derivative instruments, including options on individual securities or indices, to both gain exposure to certain sectors and to hedge certain market event risks.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities (including commercial paper, cash and cash equivalents, and short-term U.S. government securities), preferred stocks or both. As well, the Fund may choose to invest in companies whose sales and earnings growth are generally stable through a variety of economic conditions. By taking a temporary defensive position the Fund may not achieve its investment objective.

Principal Risks. An investment in Ivy Mid Cap Growth Fund is subject to various risks, including the following:

■ Company Risk ■ Growth Stock Risk ■ Management Risk	■ Market Risk ■ Mid Size Company Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Mid Cap Growth Fund may be subject to other non-principal risks, including the following:

■	Derivatives Risk
■	Foreign Securities Risk
■	Small Company Risk

A description of these risks is set forth in “Defining Risks” below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Small Cap Growth Fund: The Fund seeks to achieve its objective of growth of capital by investing primarily in common stocks of small cap companies that are relatively new or unseasoned, companies in their early stages of development, or smaller companies positioned in new or emerging industries where there is an opportunity for rapid growth. The emphasis on portfolio risk diversification is an important contributor to the ability to effectively manage risk, as a desired goal is to have a portfolio of securities that tend not to react in high correlation to one another under any economic or market condition. This emphasis is intended to result in a higher degree of diversification, reduced portfolio volatility, and a smoother more consistent pattern of portfolio returns over the long term. There is no guarantee, however, that the Fund will achieve its objective.

IICO considers quality of management and superior financial characteristics (for example, return on assets, return on equity, operating margin) in its search for companies, thereby focusing on higher-quality companies. IICO seeks companies that it believes exhibit defensible market positions by having one or more of the following characteristics: a company that is a strong niche player, that features the involvement of the founder, or that demonstrates a strong commitment to shareholders. IICO believes that such companies generally have a replicable business model that allows for sustained growth. The focus on holding an investment is intermediate to long-term. IICO considers selling a holding if its analysis reveals evidence of a meaningful deterioration in operating trends, it anticipates a decrease in the company’s ability to grow and gain market shares and/or the company’s founder departs.

Small cap companies typically are companies with market capitalizations below $3.5 billion. Some companies may outgrow the definition of small cap after the Fund has purchased their securities. These companies continue to be considered small cap for purposes of the Fund’s investment policy. From time to time, the Fund also will invest a lesser portion of its assets in securities of mid and large cap companies (that is, companies with market capitalizations larger than that defined above) that, in IICO’s opinion, are being fundamentally changed or revitalized, have a position that is considered strong relative to the market as a whole or otherwise offer unusual opportunities for above-average growth.

In addition to common stocks, the Fund may invest in securities convertible into common stocks, preferred stocks and debt securities, that are mostly of investment grade. The Fund may invest up to 25% of its total assets in foreign securities. Investing in foreign securities may present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many U.S. companies have a diverse market of domestic business and overseas operations. Therefore, the Fund may also have an indirect exposure to foreign markets via these investments. The Fund may invest in exchange-traded funds (ETFs) to gain industry exposure not otherwise available via direct investments in small cap securities. The Fund may also invest in derivatives, primarily futures and options, for the purpose of hedging its exposure.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities, including commercial paper and short-term U.S. government securities, and/or preferred stocks. The Fund also may invest in more established companies,

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such as those with longer operating histories than many small cap companies. As well, it may increase the number of issuers in which it invests and thereby limit the Fund’s position size in any particular security. By taking a temporary defensive position, however, the Fund may not achieve its investment objective.

Principal Risks. An investment in Ivy Small Cap Growth Fund is subject to various risks, including the following:

■ Company Risk ■ Growth Stock Risk ■ Management Risk	■ Market Risk ■ Small Company Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Small Cap Growth Fund may be subject to other non-principal risks, including the following:

■ Derivatives Risk ■ Foreign Securities Risk ■ Initial Public Offering Risk	■ Investment Company Securities Risk ■ Liquidity Risk ■ Mid Size Company Risk

A description of these risks is set forth in “Defining Risks” below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Small Cap Value Fund: The Fund seeks to achieve its objective of long-term accumulation of capital by investing primarily in various types of equity securities of small cap, value-oriented domestic and, to a lesser extent, foreign companies. There is no guarantee, however, that the Fund will achieve its objective.

Small cap companies typically are companies with market capitalizations below $3.5 billion. Some companies may outgrow the definition of small cap after the Fund has purchased their securities. These companies continue to be considered small cap for purposes of the Fund’s investment policy. From time to time, the Fund also may invest a lesser portion of its assets in securities of mid and large cap companies (that is, companies with market capitalizations larger than that defined above), as well as securities of growth-oriented companies.

In selecting value stocks and other equity securities, IICO makes an assessment of the current state of the economy, examines various industry sectors, and analyzes individual companies in the small cap universe. IICO primarily focuses on equity securities it believes are undervalued or trading below their true worth, but that appear likely to come back into favor with investors. Undervalued securities are securities that IICO believes: (a) are undervalued relative to other securities in the market or currently earn low returns with a potential for higher returns, (b) are undervalued relative to the potential for improved operating performance and financial strength, or (c) are issued by companies that have recently undergone a change in management or control, or developed new products or services that may improve their business prospects or competitive position. In assessing relative value, IICO considers factors such as a company’s ratio of market price to earnings, ratio of enterprise value to operating cash flow, ratio of market price to book value, ratio of market price to cash flow, estimated earnings growth rate, cash flow, yield, liquidation value, quality of management and competitive market position. In seeking to achieve its investment objectives, the Fund may also invest in equity securities of companies that IICO believes show potential for sustainable earnings growth above the average market growth rate.

The Fund primarily invests in common stocks; however, it may invest, to a lesser extent, in preferred stocks and other securities convertible into equity securities. The Fund may invest up to 25% of its total assets in foreign securities. Investing in foreign securities may present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many U.S. companies have a diverse market of domestic business and overseas operations. Therefore, the Fund may also have an indirect exposure to foreign markets via these investments.

The Fund may also invest in derivative instruments to gain exposure to certain market sectors; it may also utilize derivatives to generate income from written options.

In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes in various short-term cash and cash equivalent items. Other defensive tactics that may be used by IICO include holding smaller position sizes in individual holdings and/or being more broadly diversified across sectors and industries. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Principal Risks. An investment in Ivy Small Cap Value Fund is subject to various risks, including the following:

■ Company Risk ■ Management Risk ■ Market Risk	■ Small Company Risk ■ Value Stock Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Small Cap Value Fund may be subject to other non-principal risks, including the following:

■ Derivatives Risk ■ Foreign Securities Risk ■ Initial Public Offering Risk	■ Liquidity Risk ■ Mid Size Company Risk

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A description of these risks is set forth in “Defining Risks” below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Tax-Managed Equity Fund: The Fund seeks to achieve its objective of long-term growth of capital while minimizing taxable gains and income to shareholders by investing primarily in a diversified portfolio of common stocks of domestic and, to a lesser extent, foreign companies that IICO considers to be high quality and attractive in their long-term investment potential. IICO seeks stocks of growth-oriented companies which it believes to have above-average earnings predictability and stability. The Fund may also invest in preferred stocks and debt securities that are primarily of investment grade. There is no guarantee, however, that the Fund will achieve its objective.

The Fund also may invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many U.S. companies have a diverse market of domestic business and overseas operations. Therefore, the Fund may also have an indirect exposure to foreign markets via these investments.

IICO typically seeks companies with defensible, and therefore sustainable, competitive advantages in their fields. Current demand and faster growing economies are also important factors.

The Fund attempts to achieve high after-tax returns for its shareholders by balancing investment considerations and tax considerations. The Fund seeks to minimize distributions from net investment income and distributions of realized net short-term capital gains (taxed as ordinary income), as well as distributions of net long-term capital gains. The Fund seeks to achieve returns primarily in the form of price appreciation (not subject to current tax until shares are redeemed).

IICO ordinarily uses one or more of the following strategies in its management of the Fund:

■	a long-term, low turnover approach to investing

■	an emphasis on lower-yielding securities to require distribution of little, if any, taxable income

■	an attempt to avoid net realized short-term capital gains

■	in the sale of portfolio securities, selection of the most tax-favored lots

■	selective tax-advantaged hedging techniques as an alternative to taxable sales

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities, including commercial paper and short-term U.S. government securities, and/or preferred stocks. By taking a temporary defensive position, however, the Fund may not achieve its investment objective.

Notwithstanding the Fund’s use of tax-management investment strategies, the Fund may have taxable income and may realize net capital gains from time to time. In addition, investors purchasing Fund shares when the Fund has large undistributed realized capital gains could receive a significant part of the purchase price of their shares back as a taxable capital gain distribution. Over time, securities with unrealized gains may comprise a substantial portion of the Fund’s assets. As well, state or Federal tax laws or regulations may be amended at any time and may include adverse changes to applicable tax rates or capital gain holding periods.

Principal Risks. An investment in Ivy Tax-Managed Equity Fund is subject to various risks, including the following:

■ Company Risk ■ Growth Stock Risk ■ Large Company Risk	■ Management Risk ■ Market Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Tax-Managed Equity Fund may be subject to other non-principal risks, including the following:

■	Foreign Securities Risk
■	Mid Size Company Risk

A description of these risks is set forth in “Defining Risks” below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Value Fund: The Fund seeks to achieve its objective of long-term accumulation of capital by primarily investing, for the long term, in the common stocks, and to a lesser extent, preferred stock, of large-cap undervalued domestic and, to a lesser extent, foreign companies. Large cap companies typically are companies with market capitalizations of at least $8 billion. The Fund seeks to invest in stocks that are, in the opinion of IICO, undervalued relative to the true value of the company, and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. There is no guarantee, however, that the Fund will achieve its objective.

IICO primarily utilizes both a top-down and a bottom-up (research individual issuers) analysis in its selection process. In general, in selecting securities for the Fund, IICO evaluates market risk, interest rate trends and the economic climate. It then considers numerous factors in its analysis of individual issuers and their stocks, which may include: intrinsic value of the company not reflected in the stock price, historical earnings growth, future expected earnings growth, company’s position in its industry, industry conditions, competitive strategy, management capabilities, free cash flow potential, and internal or external catalysts for change.

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The Fund may invest in foreign securities; however, it does not intend to invest more than 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many U.S. companies have a diverse market of domestic business and overseas operations. Therefore, the Fund may also have an indirect exposure to foreign markets via these investments.

The Fund also may invest in derivative instruments, to generate income and additional capital by utilizing written options.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities, including commercial paper and short-term U.S. government securities, and/or preferred stocks. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Principal Risks. An investment in Ivy Value Fund is subject to various risks, including the following:

■ Company Risk ■ Large Company Risk ■ Management Risk	■ Market Risk ■ Value Stock Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Value Fund may be subject to other non-principal risks, including the following:

■	Derivatives Risk
■	Foreign Securities Risk
■	Mid Size Company Risk

A description of these risks is set forth in “Defining Risks” below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Bond Fund: The Fund seeks to achieve its objective of a high level of current income consistent with prudent investment risk by investing primarily in bonds of domestic and, to a lesser extent, foreign issuers (for this purpose, “bonds” includes any debt security with an initial maturity greater than one year). There is no guarantee, however, that the Fund will achieve its objective.

The Fund invests primarily in a variety of investment-grade debt securities which include:

■	investment-grade corporate debt obligations and mortgage-backed securities

■	debt securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities (including U.S. Treasury bills, notes and bonds)

■	investment-grade mortgage-backed securities issued by governmental agencies and financial institutions

■	investment grade asset-backed securities

■	investment-grade debt securities issued by foreign governments and companies

■	debt obligations of U.S. banks and savings and loan associations

The Fund may invest a portion of its assets in investment-grade debt obligations issued by companies in a variety of industries. The Fund may invest in long-term debt securities (maturities of more than ten years), intermediate debt securities (maturities from three to ten years) and short-term debt securities (maturities of less than three years). However, the Fund expects that under normal market circumstances, the effective duration of its portfolio will range from four to seven years.

In selecting corporate debt securities and their maturities, Advantus Capital seeks to maximize current income by engaging in a risk/return analysis that focuses on various factors such as industry outlook, current and anticipated market and economic conditions, general levels of debt prices and issuer operations.

The Fund may also invest a portion of its assets in governmental and non-governmental mortgage-related securities, including CMOs, CMBSs, and in stripped mortgage-backed securities and asset-backed securities. CMOs are debt obligations typically issued by either a government agency or a private special-purpose entity that are collateralized by residential or commercial mortgage loans or pools of residential mortgage loans. CMOs allocate the priority of the distribution of principal and interest from the underlying mortgage loans among various series. Each series differs from the other in terms of the priority right to receive cash payments from the underlying mortgage loans.

Stripped mortgage-backed securities also represent ownership interests in a pool of mortgages. However, the stripped mortgage-backed securities are separated into interest and principal components. The interest-only component allows the security holder to receive the interest portion of cash payments, while the principal-only component allows the security holder to receive the principal portion of cash payments.

Asset-backed securities represent interests in pools of consumer loans (such as credit card, trade or automobile loans). Investors in asset-backed securities are entitled to receive payments of principal and interest received by the pool entity from the underlying consumer loans net of any costs and expenses incurred by the entity.

Non-Principal Investment Strategies: In addition, the Fund may invest lesser portions of its assets in interest rate and other bond futures contracts. The Fund may invest up to 20% of its net assets in non-investment grade securities (for example, securities rated BB or below or rated

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comparably by another NRSRO or, if unrated, determined by IICO, the Fund’s investment manager, or the Fund’s subadvisor, to be of comparable quality). Non-investment grade debt securities, which include junk bonds, are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness. The Fund may also invest up to 10% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

To help manage the average duration of its portfolio of fixed income securities, or to attempt to hedge against the effects of interest rate changes on current or intended investments in fixed rate securities, the Fund may invest to a limited extent in futures contracts or other derivatives.

In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes, and without limit, in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Principal Risks. An investment in Ivy Bond Fund is subject to various risks, including the following:

■ Company Risk ■ Credit Risk ■ Extension Risk ■ Interest Rate Risk ■ Management Risk	■ Market Risk ■ Mortgage-Backed and Asset-Backed Securities Risk ■ Non-Agency Securities Risk ■ Reinvestment Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Bond Fund may be subject to other non-principal risks, including the following:

■	Derivatives Risk
■	Foreign Securities Risk
■	Liquidity Risk
■	Low-rated Securities Risk

A description of these risks is set forth in “Defining Risks” below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the Statement of Additional Information (SAI).

Ivy Global Bond Fund: The Fund seeks to achieve its primary objective of a high level of current income, and its secondary objective of capital growth when consistent with its primary objective, by investing primarily in a diversified portfolio of debt securities issued by U.S. and foreign issuers, including government-issued securities. There is no guarantee, however, that the Fund will achieve its objectives.

During normal market conditions, the Fund invests at least 65% of its total assets in issuers of at least three countries, which may include the U.S. The Fund also may invest in securities of issuers determined by IICO to be in developing or emerging market countries. The Fund may invest up to 100% of its total assets in non-U.S. dollar denominated securities.

Bonds may be of any maturity and are typically of investment grade. The Fund, however, may invest up to 35% of its total assets in non-investment grade bonds, typically of foreign issuers located in emerging markets, or unrated securities determined by IICO to be of comparable quality. Non-investment grade debt securities, which include junk bonds, are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness.

Non-Principal Investment Strategies: The Fund primarily owns debt securities; however, the Fund also may own, to a lesser extent, preferred stocks, common stocks and convertible securities. The Fund may purchase shares of other investment companies subject to the restrictions and limitations of the 1940 Act. The Fund also may invest in exchange-traded funds (ETFs) as a means of tracking the performance of a designated stock index while also maintaining liquidity, or to gain exposure to precious metals and other commodities without purchasing them directly although, the Fund may also invest separately in physical commodities.

IICO may, when consistent with the Fund’s investment objectives, buy or sell options or futures contracts on a security, on an index of securities or on a foreign currency, or enter into swaps, including credit default swaps, and interest rate swaps (collectively, commonly known as “derivatives”). IICO may use derivatives to hedge various instruments, for risk management purposes or to seek to increase investment income or gain in the Fund or investing in a position not otherwise readily available, or for purposes of seeking to mitigate the impact of rising interest rates. With credit default swaps, the Fund may either sell or buy credit protection under these contracts.

When IICO believes that a full or partial temporary defensive position is desirable, due to present or anticipated market or economic conditions, IICO may take any one or more of the following steps with respect to the assets in the Fund’s portfolio:

■	shorten the average maturity of the Fund’s debt holdings

■	hold cash or cash equivalents (short-term investments, such as commercial paper and certificates of deposit)

By taking a temporary defensive position in any one or more of these manners, the Fund may not achieve its investment objectives.

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Principal Risks. An investment in Ivy Global Bond Fund is subject to various risks, including the following:

■ Company Risk ■ Credit Risk ■ Emerging Market Risk ■ Foreign Securities Risk ■ Interest Rate Risk	■ Low-rated Securities Risk ■ Management Risk ■ Market Risk ■ Reinvestment Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Global Bond Fund may be subject to other non-principal risks, including the following:

■ Commodities Risk ■ Derivatives Risk ■ Foreign Currency Risk ■ Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk	■ Investment Company Securities Risk ■ Liquidity Risk ■ Mortgage-Backed and Asset-Backed Securities Risk

A description of these risks is set forth in “Defining Risks” below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy High Income Fund: The Fund seeks to achieve its primary objective of a high level of current income, and its secondary objective of capital growth, when consistent with its primary objective, by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities of domestic and foreign issuers, the risks of which are, in the judgment of IICO, consistent with the Fund’s objectives. There is no guarantee, however, that the Fund will achieve its objectives.

In general, the high level of income that the Fund seeks is paid by debt securities rated in the lower rating categories of the NRSROs or unrated securities that are determined by IICO to be of comparable quality; these include bonds rated BBB or lower by S&P, or rated comparably by another NRSRO or, if unrated, determined by IICO to be of comparable quality. Lower-quality debt securities (which include junk bonds) are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty.

In selecting securities, IICO uses a bottom-up analysis that includes extensive modeling and talking with a company’s management team, industry consultants and sell-side research to help formulate opinions. The Fund primarily owns debt securities, which may include loan participations and other loan instruments, and may own fixed income securities of varying maturities; however, it also may own, to a lesser degree, preferred stocks, common stocks and convertible securities.

The Fund may enter into credit default swap contracts for hedging purposes or to add leverage to the Fund. The Fund may either sell or buy credit protection under these contracts. The Fund may also use forward contracts and futures to either increase or decrease exposure to a foreign currency.

The Fund may invest an unlimited amount of its assets in foreign securities. Investments in foreign securities also present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many U.S. companies have a diverse market of domestic business and overseas operations. Therefore, the Fund may also have an indirect exposure to foreign markets via these investments.

When IICO believes that a full or partial temporary defensive position is desirable, due to present or anticipated market or economic conditions and to attempt to reduce the price volatility of the Fund, IICO may take any one or more of the following steps with respect to the Fund’s assets:

■	shorten the average maturity of the Fund’s debt holdings

■	hold cash or cash equivalents (short-term investments, such as commercial paper and certificates of deposit)

■	emphasize investment-grade debt securities and/or senior secured debt

By taking a temporary defensive position in any one or more of these manners, the Fund may not achieve its investment objectives.

Principal Risks. An investment in Ivy High Income Fund is subject to various risks, including the following:

■ Company Risk ■ Credit Risk ■ Foreign Securities Risk ■ Interest Rate Risk ■ Liquidity Risk	■ Low-rated Securities Risk ■ Management Risk ■ Market Risk ■ Reinvestment Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy High Income Fund may be subject to other non-principal risks, including the following:

■	Derivatives Risk
■	Extension Risk

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A description of these risks is set forth in “Defining Risks” below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Limited-Term Bond Fund: The Fund seeks to achieve its objective of providing a high level of current income consistent with preservation of capital by investing primarily in a diversified portfolio of investment-grade, limited-term debt securities (securities with a dollar-weighted average maturity of two to five years) of domestic and, to a lesser extent, U.S. dollar-denominated securities of foreign issuers. The Fund may invest in U.S. government securities, corporate debt securities, mortgage-backed securities including CMOs and other asset-backed securities. The Fund seeks attractive total returns with less volatility than the broad market indexes. There is no guarantee, however, that the Fund will achieve its objective.

The maturity of an asset-backed security is the estimated average life of the security based on certain prescribed models or formulas used by IICO. The maturity of other types of debt securities is the earlier of the call date or the maturity date, as appropriate.

The Fund may invest up to 10% of its total assets in non-investment grade debt securities. The Fund may also own, to a lesser extent, common stocks and convertible securities, including convertible preferred stocks in certain circumstances.

When IICO believes that a temporary defensive position is desirable, it may take certain steps with respect to the Fund’s assets, including any one or more of the following:

■	shorten the average maturity of the Fund’s investments

■	increase its holdings in short-term investments, cash or cash equivalents

■	invest up to all of the Fund’s assets in U.S. Treasury securities

By taking a temporary defensive position, the Fund may not achieve its investment objective.

Principal Risks. An investment in Ivy Limited-Term Bond Fund is subject to various risks, including the following:

■ Company Risk ■ Credit Risk ■ Interest Rate Risk ■ Management Risk	■ Market Risk ■ Mortgage-Backed and Asset-Backed Securities Risk ■ Reinvestment Risk ■ U.S. Government Securities Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Limited-Term Bond Fund may be subject to other non-principal risks, including the following:

■	Extension Risk
■	Low-rated Securities Risk

A description of these risks is set forth in “Defining Risks” below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Mortgage Securities Fund: The Fund seeks to achieve its objective of a high level of current income consistent with prudent investment risk by investing primarily in higher-quality mortgage-related securities. The Fund invests a significant portion of its assets in investment-grade securities representing interests in pools of mortgage loans, and in a variety of other mortgage-related securities including CMOs, CMBSs, stripped mortgage-backed securities and asset-backed securities. The Fund seeks to provide investors with exposure to quality and higher yield potential through broad ownership in pools of mortgage loans across all sectors of the market. The Fund expects that under normal circumstances the effective duration of its portfolio will range from one to seven years. The Fund may invest lesser portions of its assets in non-investment grade mortgage-related securities. The Fund also may invest up to 10% of its total assets in foreign securities. There is no guarantee, however, that the Fund will achieve its objective.

In selecting mortgage-related securities, Advantus Capital focuses on relative value trading among individual securities in the mortgage-backed securities, asset-backed securities and CMBS markets and typically considers a variety of factors, including prepayment risk, credit quality, liquidity, the collateral securing the underlying loan (for example, residential versus commercial real estate) and the type of underlying mortgage loan (for example, a 30-year fully-amortized loan versus a 15-year fully-amortized loan). Advantus Capital also takes into consideration current and expected trends in economic conditions, interest rates and the mortgage market and selects securities which, in its judgment, are likely to perform well in those circumstances. As well, Advantus Capital attempts to diversify the Fund’s holdings among all sectors of the mortgage-related market in an effort to minimize risk however, the risk is minimized less by diversification in challenging economic environments that impact the entire economy.

Interests in pools of mortgage loans provide the security holder the right to receive out of the underlying mortgage loans periodic interest payments at a fixed or variable rate and a full principal payment at a designated maturity or call date. Scheduled principal, interest and other payments on the underlying mortgage loans received by the sponsoring or guarantor entity are then distributed or “passed through” to security holders net of any losses and service fees retained by the sponsor or guarantor. Additional payments passed through to security holders could arise from the prepayment of principal resulting from the sale of residential property, the refinancing of underlying mortgages, or the foreclosure of residential property. In “pass through” mortgage loan pools, payments to security holders will depend on whether mortgagors make payments to the pooling entity on the underlying mortgage loans. To avoid this non-payment risk, the Fund also may invest in insured or third party

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guaranteed pass through mortgage loan pools which provide that the security holder will receive interest and principal payments regardless of whether mortgagors make payments on the underlying mortgage loans.

The Fund may invest in government or government-related mortgage loan pools or private mortgage loan pools. In government or government-related mortgage loan pools, the U.S. government or certain agencies guarantee to mortgage pool security holders the payment of principal and interest. The principal government-related guarantors of mortgage-related securities are Fannie Mae and Freddie Mac. Fannie Mae and Freddie Mac generally guarantee payment of principal and interest on mortgage loan pool securities issued by certain pre-approved institutions (that is, savings and loan institutions, commercial banks and mortgage bankers). However, securities issued by Fannie Mae, Freddie Mac and the FHLB are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the Treasury or by the credit of the issuer. In addition, the Fund purchases securities issued by non-government related entities which may be backed only by the pool of assets pledged as security for the transaction.

The Fund also may invest in private mortgage loan pools sponsored by commercial banks, insurance companies, mortgage bankers and other private financial institutions. Mortgage pools created by these non-governmental entities offer a higher rate of interest than government or government-related securities. Unlike certain U.S. government agency-sponsored mortgage loan pools, payment of interest and payment to investors is not guaranteed.

The Fund also may invest a major portion of its assets in CMOs and stripped mortgage-backed securities. CMOs are debt obligations issued by both government agencies and private special-purpose entities that are collateralized by residential or commercial mortgage loans. Unlike traditional mortgage loan pools, CMOs allocate the priority of the distribution of principal and level of interest from the underlying mortgage loans among various series. Each series differs from another in terms of the priority right to receive cash payments from the underlying mortgage loans. Each series may be further divided into classes in which the principal and interest payments payable to classes in the same series may be allocated. For instance, a certain class in a series may have right of priority over another class to receive principal and interest payments. Moreover, a certain class in a series may be entitled to receive only interest payments while another class in the same series may be only entitled to receive principal payments. As a result, the timing and the type of payments received by a CMO security holder may differ from the payments received by a security holder in a traditional mortgage loan pool.

Stripped mortgage-backed securities also represent ownership interests in a pool of mortgages. However, the stripped mortgage-backed securities are separated into interest and principal components. The interest-only component allows the security holder to receive the interest portion of cash payments, while the principal-only component allows the security holder to receive the principal portion of cash payments.

To help manage the average duration of its portfolio of fixed income securities, or to attempt to hedge against the effects of interest rate changes on current or intended investments in fixed rate securities, the Fund may invest to a limited extent in futures contracts or other derivatives. Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock or bond) or a market index. The Fund will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.

The market for mortgage-related securities is generally liquid, but individual mortgage-related securities purchased by the Fund may be subject to the risk of reduced liquidity due to changes in quality ratings or changes in general market conditions which adversely affect particular mortgage-related securities or the broader mortgage securities market as a whole. Investments in illiquid and restricted securities present greater risks inasmuch as such securities may only be resold subject to statutory or regulatory restrictions, or, if the securities are registered, the Fund may bear the costs of registering such securities. The Fund may, therefore, be unable to dispose of such securities as quickly as, or at prices as favorable as those for, comparable but liquid or unrestricted securities. Advantus Capital continuously monitors the liquidity of portfolio securities and may determine that, because of a reduction in liquidity subsequent to purchase, securities which originally were determined to be liquid have become illiquid.

Investing in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country.

In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes, and without limit, in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Principal Risks. An investment in Ivy Mortgage Securities Fund is subject to various risks, including the following:

■ Company Risk ■ Concentration Risk ■ Derivatives Risk ■ Extension Risk ■ Interest Rate Risk ■ Liquidity Risk	■ Management Risk ■ Market Risk ■ Mortgage-Backed and Asset-Backed Securities Risk ■ Non-Agency Securities Risk ■ Reinvestment Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Mortgage Securities Fund may be subject to other non-principal risks, including the following:

■	Credit Risk

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A description of these risks is set forth in “Defining Risks” below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Municipal Bond Fund: The Fund seeks to achieve its objective of providing income that is not subject to Federal income tax by investing primarily in a diversified portfolio of investment grade municipal bonds. There is no guarantee, however, that the Fund will achieve its objective.

As used in this Prospectus, “municipal bonds” means obligations the interest on which is not includable in gross income for Federal income tax purposes. The Fund and IICO rely on the opinion of bond counsel for the issuer in determining whether the interest on such issuer’s obligations is excludable from gross income for Federal income tax purposes. A significant portion, up to 40%, of the Fund’s dividends attributable to municipal bond interest may be a Tax Preference Item; however, IICO does not currently anticipate that the Fund will reach this level and estimates that approximately 20% or less of the Fund’s dividends attributable to municipal bond interest may be a Tax Preference Item. This would have the effect of reducing the Fund’s after-tax return to any investor whose AMT liability was increased by the Fund’s dividends.

Municipal bonds are issued by a wide range of state and local governments, agencies and authorities for various purposes. The two main types of municipal bonds are general obligation bonds and revenue bonds. For general obligation bonds, the issuer has pledged its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from specific sources; these may include revenues from a particular project or class of projects, a special tax, lease payments, appropriated funds, revenue pass-through arrangements, settlement payments or other revenue source. The Fund may invest in private activity bonds (PABs), which are revenue bonds issued by or on behalf of public authorities to obtain funds to finance privately operated facilities. Other municipal obligations include lease obligations of municipal authorities or entities and participations in these obligations, housing bonds that finance pools of single family home mortgages and multi-family project mortgages, student loan bonds that finance pools of student loans, and tobacco bonds that are issued by state-created special purpose entities as a means to securitize a state’s share of annual tobacco settlement revenues.

Non-Principal Investment Strategies: The Fund may invest up to 25% of its total assets in municipal bonds of issuers located in the same geographic area. The Fund may invest up to 20% of its net assets in a combination of taxable obligations and in options, futures contracts and other taxable derivative instruments. The taxable obligations must be either:

■	U.S. government securities

■	obligations of domestic banks and certain savings and loan associations

■	U.S. dollar-denominated commercial paper and other cash equivalent securities issued by domestic and foreign issuers that are rated at least A by S&P or comparably rated by another NRSRO

■	any of the foregoing obligations subject to repurchase agreements

■	credit default swaps on the debt of financial entities that insure municipal bonds

Subject to its policies regarding the amount of Fund assets invested in municipal bonds and taxable debt securities and its other investment limitations, the Fund may invest in other types of securities and use certain other instruments in seeking to achieve its objective.

The Fund may from time to time utilize futures contracts and similar derivative instruments designed for hedging purposes and/or to take a directional position on interest rates. The Fund also may hold a portion of its assets in municipal bonds for which the applicable interest rate formula varies inversely with prevailing interest rates. Distributions to Fund shareholders of income from taxable obligations, repurchase agreements and certain derivative instruments, as well as of any net capital gains the Fund realizes, will be subject to Federal income tax.

When IICO believes that a temporary defensive position is desirable, it may take certain steps with respect to the Fund’s assets, including any one or more of the following:

■	shorten the average maturity of the Fund’s investments

■	hold taxable obligations, subject to the limitations stated above

■	emphasize debt securities of a higher quality than those the Fund would ordinarily hold

■	invest in higher coupon pre-funded bonds

■	hedge exposure to interest rate risk by investing in futures contracts, options on futures contracts and other similar derivative instruments

By taking a temporary defensive position however, the Fund may not achieve its investment objective.

Principal Risks. An investment in Ivy Municipal Bond Fund is subject to various risks, including the following:

■ Alternative Minimum Tax Risk ■ Credit Risk ■ Interest Rate Risk ■ Management Risk	■ Market Risk ■ Political, Legislative or Regulatory Risk ■ Reinvestment Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Municipal Bond Fund may be subject to other non-principal risks, including the following:

■	Derivatives Risk
■	Extension Risk
■	Liquidity Risk

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A description of these risks is set forth in “Defining Risks” below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Municipal High Income Fund: The Fund seeks to achieve its objective of providing a high level of income that is not subject to Federal income tax by investing in medium- and lower-quality municipal bonds that typically provide higher yields than bonds of higher quality. There is no guarantee, however, that the Fund will achieve its objective.

The Fund and IICO rely on the opinion of bond counsel for the issuer in determining whether the interest on such issuer’s obligations is excludable from gross income for Federal income tax purposes. A significant portion, up to 40% of the Fund’s dividends attributable to municipal bond interest may be a Tax Preference Item; however, IICO does not currently anticipate that the Fund will reach this level and estimates that approximately 20% or less of the Fund’s dividends attributable to municipal bond interest may be a Tax Preference Item. This would have the effect of reducing the Fund’s after-tax return to any investor whose AMT liability was increased by the Fund’s dividends.

Municipal bonds are issued by a wide range of state and local governments, agencies and authorities for various purposes. The main type of municipal bonds in which the Fund invests is a revenue bonds.

Revenue bonds are payable only from specific sources; these may include revenues from a particular project or class of projects, a special tax, lease payments, appropriated funds, revenue pass-through arrangements, settlement payments or other revenue source. PABs are revenue bonds issued by or on behalf of public authorities to obtain funds to finance privately operated facilities. Other municipal obligations include lease obligations of municipal authorities or entities and participations in these obligations. The Fund may periodically invest in general obligation bonds for which the issuer has pledged its full faith, credit and taxing power for the payment of principal and interest.

During normal market conditions, the Fund invests:

■	substantially in bonds with remaining maturities of 10 to 30 years

■	at least 80% of its net assets in municipal bonds

■

at least 75% of its total assets in medium and lower-quality municipal bonds, that include bonds rated BBB through D by S&P or comparably rated by another NRSRO or, if unrated, determined by IICO to be of comparable quality

Non-Principal Investment Strategies: The Fund may invest 25% or more of its total assets in PABs, in securities the payment of principal and interest on which are payable from revenues derived from similar projects, or in municipal bonds of issuers located in the same geographic area. The Fund will not, however, have more than 25% of its total assets in PABs issued for any one industry or in any one state.

The Fund may invest in higher-quality municipal bonds, and may invest less than 75% of its total assets in medium- and lower-quality municipal bonds, at times when yield spreads are narrow and the higher yields do not justify the increased risk; and/or when, in the opinion of IICO, there is a lack of medium- and lower-quality securities in which to invest.

The Fund may purchase municipal securities that are additionally secured by insurance, bank credit agreements, or escrow accounts. The credit quality of companies which provide such credit enhancements for municipal securities will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce the Fund’s income. The Fund may purchase municipal securities insured by any insurer, regardless of its rating. A municipal security will be deemed to have the rating of its insurer. The insurance feature does not guarantee the market value of the insured obligations or the NAV of the Fund.

During normal market conditions, the Fund may invest up to 20% of its net assets in a combination of taxable obligations and in options, futures contracts and other taxable derivative instruments. The taxable obligations must be either:

■	U.S. government securities

■	obligations of domestic banks and certain savings and loan associations

■	U.S. dollar-denominated commercial paper and other cash equivalent securities issued by domestic and foreign issuers that are rated at least A by S&P or comparably rated by another NRSRO

■	any of the foregoing obligations subject to repurchase agreements

■	credit default swaps on the debt of financial entities that insure municipal bonds

The Fund may from time to time utilize futures contracts and similar derivative instruments designed for hedging purposes. The Fund also may hold a portion of its assets in municipal bonds for which the applicable interest rate formula varies inversely with prevailing interest rates. Distributions to Fund shareholders of income from taxable obligations, repurchase agreements and certain derivative instruments, as well as of any net capital gains the Fund realizes, will be subject to Federal income tax.

At times, IICO may believe that a full or partial defensive position is desirable, temporarily, due to present or anticipated market or economic conditions that are affecting or could affect the values of municipal bonds. During such periods, the Fund may invest in shorter-duration, high-credit quality bonds or up to all of its assets in taxable obligations, which would result in a higher proportion of its income (and thus its dividends) being subject to Federal income tax. By taking a temporary defensive position, the Fund may not achieve its investment objective.

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Principal Risks. An investment in Ivy Municipal High Income Fund is subject to various risks, including the following:

■ Alternative Minimum Tax Risk ■ Credit Risk ■ Interest Rate Risk ■ Low-rated Securities Risk	■ Management Risk ■ Market Risk ■ Political, Legislative or Regulatory Risk ■ Reinvestment Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Municipal High Income Fund may be subject to other non-principal risks, including the following:

■	Extension Risk
■	Liquidity Risk

A description of these risks is set forth in “Defining Risks” below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Cundill Global Value Fund: The Fund seeks to achieve its objective of long-term capital growth by investing primarily in the equity securities of companies throughout the world that are believed to be trading below their estimated intrinsic value. There is no guarantee, however, that the Fund will achieve its objective.

The investment approach of Cundill is based on a contrarian “value” philosophy. Cundill searches the globe as it looks for securities that are trading below their estimated intrinsic value. To determine the intrinsic value of a particular company, Cundill focuses primarily on the company’s financial statements. Cundill also considers factors such as financial capacity on the balance sheet, earnings, cash flows, dividends, business prospects, management capabilities and potential catalysts (such as a change in management) to realize shareholder value. Cundill typically will purchase a security for the Fund’s portfolio when the price reflects a significant discount to Cundill’s estimate of the company’s intrinsic value. Given the bottom-up or company-specific approach, Cundill does not forecast macroeconomic factors or corporate earnings.

Under normal market conditions, the Fund invests at least 65% of its total assets in at least three countries, which may include the U.S.

The Fund also may invest up to 20% of its total assets in “distressed debt,” which are fixed income securities, often non-investment grade, of distressed companies. Distressed debt securities may be issued by companies that are involved in reorganizations, financial restructurings or bankruptcy. Cundill generally chooses such securities for the Fund to seek capital appreciation rather than to seek income.

The Fund may invest in exchange traded funds (ETFs) where, in Cundill’s opinion, ETFs offer an opportunity to the Fund not found in investing in individual equity securities, such as better diversification and/or gaining exposure to other sectors.

When deciding to either buy or sell a security, Cundill also considers factors such as liquidity, capitalization, competition, management’s history, corporate governance, foreign accounting anomalies and industry trends.

The Fund may from time to time take a temporary defensive position, and invest without limit in U.S. government securities, investment-grade debt securities, cash and cash equivalents such as commercial paper, short term notes and other money market securities. Defensive strategies are geared around the style and disciplined approach to investing, whereby investments are bought at an appropriate discount to intrinsic value and are sold when they reach that value or are sold if intrinsic value declines towards current market price. Cash reserves are a by-product of the investable universe. Whereby reserves will be lower when the manager’s approach identifies numerous investment candidates, conversely, reserves will be higher when there are few candidates. However, by taking a temporary defensive position the Fund may not achieve its investment objectives.

Principal Risks. An investment in Ivy Cundill Global Value Fund is subject to various risks, including the following:

■ Company Risk ■ Derivatives Risk ■ Emerging Market Risk ■ Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk	■ Foreign Currency Risk ■ Foreign Securities Risk ■ Management Risk ■ Market Risk ■ Value Stock Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Cundill Global Value Fund may be subject to other non-principal risks, including the following:

■ Credit Risk ■ Investment Company Securities Risk ■ Liquidity Risk	■ Low-rated Securities Risk ■ Mid Size Company Risk ■ Small Company Risk

A description of these risks is set forth in “Defining Risks” below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy European Opportunities Fund: The Fund seeks to achieve its objective of long-term capital growth by investing primarily in the equity securities of companies located or otherwise doing business in European countries and covering a broad range of economic and industry sectors. IICO searches for what it believes to be undervalued stocks, and believes that periods of uncertainty may provide good opportunities for its stock-picking approach. There is no guarantee, however, that the Fund will achieve its objective.

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The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks as well as a supplement in pursuit of its investment objective.

The Fund may from time to time take a temporary defensive position, and invest without limit in U.S. government securities, investment-grade debt securities, and cash and cash equivalents such as commercial paper, short term notes and other money market securities. However, by taking a temporary defensive position the Fund may not achieve its investment objective.

Principal Risks. An investment in Ivy European Opportunities Fund is subject to various risks, including the following:

■ Company Risk ■ Emerging Market Risk ■ Foreign Currency Risk ■ Foreign Securities Risk	■ Growth Stock Risk ■ Management Risk ■ Market Risk ■ Regional Focus Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy European Opportunities Fund may be subject to other non-principal risks, including the following:

■ Derivatives Risk ■ Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk	■ Large Company Risk ■ Mid Size Company Risk

A description of these risks is set forth in “Defining Risks” below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy International Balanced Fund: The Fund seeks to achieve its objective of a high level of total return by investing principally in equity and debt securities traded in European and Asian/Pacific Basin markets and primarily issued by reasonably valued companies with strong cash flows and exposure to global investment themes. IICO also may employ a growth approach, seeking companies whose earnings it believes will grow faster than the economy of the country in which the company is located. Normally, the Fund invests approximately 50% to 70% of its total assets in international equity securities and approximately 30% to 50% of its total assets in international investment-grade debt securities. Although the Fund may invest in companies of any size, it typically has more exposure to large-cap issuers. There is no guarantee, however, that the Fund will achieve its objective.

The Fund invests in a variety of economic sectors and industry segments to seek to reduce the effects of price volatility in any one area. IICO seeks to identify an investment theme, then determines the most appropriate sectors and geographies to benefit from that theme and finally seeks to find reasonably valued companies with improving returns on capital, good growth prospects and solid cash generation. IICO combines a top-down, macro thematic approach with a bottom-up stock selection process, and uses a combination of country analysis (economic growth, money flows, business cycle, interest rates, political climate, and currencies), industry dynamics (growth opportunities, competitive dynamics, cyclical sensitivity, and economic returns), and individual stock selection (strong cash flow, strengthening fundamentals, solid or improving competitive advantage, higher expected returns, value relative to peers, and improving growth prospects) in composing the portfolio. Many U.S. companies have a diverse market of domestic business and overseas operations. Therefore, the Fund may also have an indirect exposure to foreign markets via these investments.

Debt securities represent an obligation of the issuer to repay a loan of money to it, and generally, provide for the payment of interest. These include bonds, notes and debentures; commercial paper; time deposits; bankers’ acceptances; and structured investments which are more fully described in the SAI. In selecting debt securities, IICO evaluates current, as well as expected future trends in, interest rates and general economic conditions, and then attempts to identify those securities and issuers which, in its judgment, are likely to perform well in such circumstances. IICO may rely on active duration management in an effort to add value to the Fund’s holdings.

The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements). The Fund may also use derivatives to increase or decrease exposure to specific sectors and/or countries.

The Fund may from time to time take a temporary defensive position, and invest without limit in government securities, investment-grade debt securities, and cash and cash equivalents such as commercial paper, short term notes and other money market securities. However, by taking a temporary defensive position the Fund may not achieve its investment objectives.

Principal Risks. An investment in Ivy International Balanced Fund is subject to various risks, including the following:

■ Company Risk ■ Credit Risk ■ Emerging Market Risk ■ Foreign Currency Risk ■ Foreign Securities Risk	■ Interest Rate Risk ■ Large Company Risk ■ Management Risk ■ Market Risk ■ Reinvestment Risk

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Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy International Balanced Fund may be subject to other non-principal risks, including the following:

■ Derivatives Risk ■ Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk	■ Growth Stock Risk ■ Mid Size Company Risk ■ Value Stock Risk

A description of these risks is set forth in “Defining Risks” below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy International Core Equity Fund: The Fund seeks to achieve its primary objective of long-term capital growth and its secondary objective of current income by investing primarily in equity securities principally traded in European and Asian/Pacific Basin markets and primarily issued by reasonably valued companies with strong cash flows and exposure to global investment themes. IICO also may employ a growth approach, seeking companies whose earnings it believes will grow faster than the economy. Although the Fund may invest in companies of any size, it typically has more exposure to large-cap issuers. There is no guarantee, however, that the Fund will achieve its objectives.

The Fund invests in a variety of economic sectors and industry segments to seek to reduce the effects of price volatility in any one area. IICO seeks to identify an investment theme, then determine the most appropriate sectors and geographies to benefit from that theme and finally to find reasonably valued companies with improving returns on capital, good growth prospects and solid cash generation. IICO combines a top-down, macro thematic approach with a bottom-up stock selection process, and uses a combination of country analysis (economic growth, money flows, business cycle, interest rates, political climate, and currencies), industry dynamics (growth opportunities, competitive dynamics, cyclical sensitivity, and economic returns), and individual stock selection (strong cash flow, strengthening fundamentals, solid or improving competitive advantage, higher expected returns, value relative to peers, and improving growth prospects) in composing the portfolio. Many U.S. companies have a diverse market of domestic business and overseas operations. Therefore, the Fund may also have an indirect exposure to foreign markets via these investments.

The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements). The Fund may also use derivatives to increase or decrease exposure to specific sectors and/or countries.

The Fund may from time to time take a temporary defensive position, and invest without limit in government securities, investment-grade debt securities, and cash and cash equivalents such as commercial paper, short term notes and other money market securities. However, by taking a temporary defensive position the Fund may not achieve its investment objectives.

Principal Risks. An investment in Ivy International Core Equity Fund is subject to various risks, including the following:

■ Company Risk ■ Emerging Market Risk ■ Foreign Currency Risk ■ Foreign Securities Risk	■ Large Company Risk ■ Management Risk ■ Market Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy International Core Equity Fund may be subject to other non-principal risks, including the following:

■ Derivatives Risk ■ Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk ■ Growth Stock Risk	■ Mid Size Company Risk ■ Value Stock Risk

A description of these risks is set forth in “Defining Risks” below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy International Growth Fund: The Fund seeks to achieve its primary objective of long-term growth and its secondary objective of current income by investing primarily in a diversified portfolio of common stocks of growth-oriented foreign issuers. Growth securities are those whose earnings, IICO believes, are likely to have strong growth over several years. IICO seeks profitable companies with a competitive advantage in their industry as well as the ability to sustain their growth rates. The Fund may invest in any geographic area and within various sectors. There is no guarantee, however, that the Fund will achieve its objectives.

Under normal economic conditions, the Fund invests at least 80% of its total assets in foreign securities and at least 65% of its total assets in issuers of at least three foreign countries.

The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed income market movements) as well as to manage its exposure (increase or decrease) to various foreign currencies. The Fund may also use derivatives to speculate on a particular security or sector.

The Fund may from time to time take a temporary defensive position, and may invest up to all of the Fund’s assets in U.S. government securities, investment-grade debt securities and cash and cash equivalents such as commercial paper, short-term notes and other money market securities; it may avoid investment in volatile emerging markets and increase investments in more stable, developed countries and industries; it may use

150	Prospectus

forward currency contracts to hedge specific foreign currencies; and it also may invest all of the Fund’s assets in domestic securities. By taking a temporary defensive position, the Fund may not achieve its investment objectives.

Principal Risks. An investment in Ivy International Growth Fund is subject to various risks, including the following:

■ Company Risk ■ Emerging Market Risk ■ Foreign Currency Risk ■ Foreign Securities Risk	■ Growth Stock Risk ■ Management Risk ■ Market Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy International Growth Fund may be subject to other non-principal risks, including the following:

■ Derivatives Risk ■ Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk	■ Large Company Risk ■ Mid Size Company Risk

A description of these risks is set forth in “Defining Risks” below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Managed European/Pacific Fund and Ivy Managed International Opportunities Fund: Each of Ivy Managed European/Pacific Fund and Ivy Managed International Opportunities Fund is a “fund of funds,” which means that it invests, almost exclusively, in other funds within the Ivy Family of Funds as described earlier, rather than investing directly in stocks, bonds and other instruments. As a fund of funds, each Fund is subject to the following risks.

■

an investment in a Fund is subject to all the risks of an investment directly in the underlying funds the Fund holds. See the applicable disclosure above for the risks of investing in each underlying fund.

■

each Fund’s performance will reflect the investment performance of the underlying funds it holds. A Fund’s performance thus depends both on the allocation of its assets among the various underlying funds and the ability of those funds to meet their investment objectives. IICO may not accurately assess the attractiveness or risk potential of a particular underlying fund, asset class, or investment style.

■

each Fund invests in a limited number of underlying funds and may invest a significant portion of its assets in a single underlying fund. Therefore, the performance of a single underlying fund can have a significant effect on the performance of a Fund and the price of its shares. As with any mutual fund, there is no assurance that any underlying fund will achieve its investment objective.

■

each underlying fund pays its own management fees and also pays other operating expenses. An investor in a Fund will pay both the Fund’s expenses and, indirectly, the management fees and other expenses of the underlying funds that the Fund holds.

■	one underlying fund may purchase the same securities that another underlying fund sells. A Fund that invests in both underlying funds would indirectly bear the costs of these trades.

Certain of the funds within the Ivy Family of Funds are selected for each Fund to establish a diversified range of investments to assist the Fund in achieving its investment objectives.

Ivy Pacific Opportunities Fund: The Fund seeks to achieve its primary objective of long-term capital growth and its secondary objective of current income by investing primarily in equity securities, primarily common stock, of large- to mid-cap companies whose securities are traded mainly on markets located within the Pacific region, issued by companies organized under the laws of a Pacific region country or issued by any company with more than half of its business in the Pacific region. Examples of Pacific region countries include China, Hong Kong, Malaysia, South Korea, Taiwan, Singapore, Thailand, Indonesia, Australia, India, Philippines and Vietnam. There is no guarantee, however, that the Fund will achieve its objectives.

A strong fundamental equity analysis is the basis of the investment process, with important input regarding economic, financial and political issues for each country and region. Stock selection focuses on what IICO feels are stable companies with impressive corporate management in sectors that IICO believes are best positioned for the current market environment.

The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage foreign currency risk by either increasing or decreasing exposure via forward contracts. The Fund may, periodically, invest in shares of ETFs to gain exposure to desired sectors.

The Fund may from time to time take a temporary defensive position, and invest without limit in U.S. government securities, investment-grade debt securities, and cash and cash equivalents such as commercial paper, short term notes and other money market securities. However, by taking a temporary defensive position, the Fund may not achieve its investment objectives.

Principal Risks. An investment in Ivy Pacific Opportunities Fund is subject to various risks, including the following:

■ Company Risk ■ Emerging Market Risk ■ Foreign Currency Risk ■ Foreign Securities Risk ■ Growth Stock Risk	■ Liquidity Risk ■ Management Risk ■ Market Risk ■ Regional Focus Risk

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Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Pacific Opportunities Fund may be subject to other non-principal risks, including the following:

■ Derivatives Risk ■ Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk	■ Initial Public Offering Risk ■ Large Company Risk ■ Mid Size Company Risk

A description of these risks is set forth in “Defining Risks” below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Asset Strategy Fund: The Fund seeks to achieve its objective of high total return over the long term by allocating its assets among primarily stocks, bonds and short-term instruments, precious metals and currency markets around the globe. The Fund may invest up to 100% of its total assets in foreign securities, including issuers located in and/or generating revenue from emerging markets. Many U.S. companies have a diverse market of domestic business and overseas operations. Therefore, the Fund may also have an indirect exposure to foreign markets via these investments. The Fund may invest in almost any market that IICO believes offers the greatest probability of return or, alternatively, that provides the highest degree of safety in uncertain times.

Generally, the mix of assets in the Fund will change from time to time depending on IICO’s assessment of the market for each investment type. Allocating assets among different types of investments allows the Fund to take advantage of opportunities wherever they may occur, but also subjects the Fund to the risks of a given investment type. Stock values generally fluctuate in response to the activities of individual companies and general market and economic conditions. The values of bonds and short-term instruments generally fluctuate due to changes in interest rates and due to the credit quality of the issuer.

Investments in physical commodities, including precious metals, may experience severe price fluctuations over short periods of time; as well, storage and trading costs may exceed the custodial and/or brokerage costs associated with other investments.

IICO regularly reviews the global economic environment to determine asset allocation and security selection, and makes changes to favor investments that it believes provide the best opportunity to achieve the Fund’s objective. In developing global themes, IICO evaluates a number of global trends that may include political, social, cultural, demographic, current and historical trends, among others. Although IICO uses its expertise and resources in choosing investments and in allocating assets, IICO’s decisions may not always be beneficial to the Fund, and there is no guarantee that the Fund will achieve its objective.

IICO tries to balance the Fund’s investment risks against potentially higher total returns by reducing the stock allocation during stock market down cycles and typically increasing the stock allocation during periods of strongly positive market performance. Generally, IICO makes asset shifts gradually over time. IICO considers various factors when it decides to sell a security, such as an individual security’s performance and/or if it is an appropriate time to vary the Fund’s mix.

The Fund may purchase shares of another investment company subject to the restrictions and limitations of the Investment Company Act of 1940, as amended (1940 Act). The Fund also may invest in exchange-traded funds (ETFs) as a means of tracking the performance of a designated stock index while also maintaining liquidity, or to gain exposure to precious metals and other commodities without purchasing them directly.

Subject to liquidity requirements, IICO may invest up to 25% of the Fund’s total assets in precious metals. The Fund may seek to reduce or hedge the risks of investing in certain gold-related securities by investing in options on gold or in futures contracts on gold.

As noted, the Fund may enter into credit default swap contracts for hedging or investment purposes. The Fund may either sell or buy credit protection under these contracts.

As described above, the Fund has the flexibility to invest up to all of its assets in money market and other short-term investments, although it does not typically invest a substantial portion of its assets in these investments under normal market conditions. IICO will typically increase the Fund’s investment in high-quality, short-term investments in order to increase the defensive positioning of the Fund. The Fund also may invest in derivative instruments for both defensive and speculative purposes.

Although IICO may seek to preserve appreciation in the Fund by taking a temporary defensive position, doing so may prevent the Fund from achieving its investment objective.

Principal Risks. An investment in Ivy Asset Strategy Fund is subject to various risks, including the following:

■ Commodities Risk ■ Company Risk ■ Derivatives Risk ■ Emerging Market Risk ■ Foreign Currency Risk ■ Foreign Securities Risk	■ Growth Stock Risk ■ Interest Rate Risk ■ Large Company Risk ■ Low-rated Securities Risk ■ Management Risk ■ Market Risk

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Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Asset Strategy Fund may be subject to other non-principal risks, including the following:

■ Credit Risk ■ Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk ■ Investment Company Securities Risk	■ Liquidity Risk ■ Reinvestment Risk ■ Value Stock Risk

A description of these risks is set forth in “Defining Risks” below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Asset Strategy New Opportunities Fund: The Fund seeks to achieve its objective of high total return over the long term by allocating its assets among primarily stocks, bonds and short-term instruments, precious metals and currency markets around the globe. The Fund may invest up to 100% of its total assets in foreign securities. Many U.S. companies and companies domiciled in other developed markets may have a diverse market of domestic business and overseas operations. Therefore, the Fund may also have an indirect exposure to other emerging foreign markets via these investments. The Fund may invest in almost any market that IICO believes offers the greatest probability of return or, alternatively, that provides the highest degree of safety in uncertain times. Within the stock asset class, the Fund will primarily invest in small- to mid-cap sized companies (capitalizations within the range of $0.5 billion to $18 billion, small caps being less than $3.5 billion and mid caps with a median of $9 billion).

Generally, the mix of assets in the Fund will change from time to time depending on IICO’s assessment of the market for each investment type. Allocating assets among different types of investments allows the Fund to take advantage of opportunities wherever they may occur, but also subjects the Fund to the risks of a given investment type. Stock values generally fluctuate in response to the activities of individual companies and general market and economic conditions. The values of bonds and short-term instruments generally fluctuate due to changes in interest rates and due to the credit quality of the issuer.

Investments in physical commodities, including precious metals, may experience severe price fluctuations over short periods of time; as well, storage and trading costs may exceed the custodial and/or brokerage costs associated with other investments.

IICO regularly reviews the global economic environment to determine asset allocation and security selection, and makes changes to favor investments that it believes provide the best opportunity to achieve the Fund’s objective. In developing global themes, IICO evaluates a number of global trends that may include political, social, cultural, demographic, current and historical trends, among others. Although IICO uses its expertise and resources in choosing investments and in allocating assets, IICO’s decisions may not always be beneficial to the Fund, and there is no guarantee that the Fund will achieve its objective.

Market risk for small or medium-sized companies may be greater than for large companies. For example, smaller companies may have less certain growth prospects, limited financial resources, limited product lines, volatile trading and price fluctuation or inexperienced management.

Due to the nature of the Fund’s permitted investments, primarily the small cap stocks of new and/or unseasoned companies, companies in their early stages of development or smaller companies in new or emerging industries, the Fund may be subject to the following additional risks:

■	products offered may fail to sell as anticipated

■	a period of unprofitability may be experienced before a company develops the expertise and clientele to succeed in an industry

■	the company may never achieve profitability

■	economic, market and technological factors may cause the new industry itself to lose favor with the public

IICO tries to balance the Fund’s investment risks against potentially higher total returns by reducing the stock allocation during stock market down cycles and typically increasing the stock allocation during periods of strongly positive market performance. Generally, IICO makes asset shifts gradually over time. IICO considers various factors when it decides to sell a security, such as an individual security’s performance and/or if it is an appropriate time to vary the Fund’s mix.

The Fund may purchase shares of another investment company subject to the restrictions and limitations of the Investment Company Act of 1940, as amended (1940 Act). The Fund also may invest in exchange-traded funds (ETFs) as a means of tracking the performance of a designated stock index while also maintaining liquidity, or to gain exposure to precious metals and other commodities without purchasing them directly.

Subject to liquidity requirements, IICO may invest up to 25% of the Fund’s total assets in precious metals. The Fund also may seek to reduce or hedge the risks of investing in certain gold-related securities by investing in options on gold or in futures contracts on gold.

As noted, the Fund may enter into credit default swap contracts for hedging or investment purposes. The Fund may either sell or buy credit protection under these contracts.

As described above, the Fund has the flexibility to invest up to all of its assets in money market and other short-term investments, although it does not typically invest a substantial portion of its assets in these investments under normal market conditions. IICO will typically increase the Fund’s investment in high-quality, short-term investments in order to increase the defensive positioning of the Fund. The Fund also may invest in derivative instruments for both defensive and speculative purposes.

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Although IICO may seek to preserve appreciation in the Fund by taking a temporary defensive position, doing so may prevent the Fund from achieving its investment objective.

Principal Risks. An investment in Ivy Asset Strategy New Opportunities Fund is subject to various risks, including the following:

■ Commodities Risk ■ Company Risk ■ Derivatives Risk ■ Emerging Market Risk ■ Foreign Currency Risk ■ Foreign Securities Risk ■ Growth Stock Risk	■ Interest Rate Risk ■ Liquidity Risk ■ Low-rated Securities Risk ■ Management Risk ■ Market Risk ■ Mid Size Company Risk ■ Small Company Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Asset Strategy New Opportunities Fund may be subject to other non-principal risks, including the following:

■ Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk ■ Credit Risk	■ Investment Company Securities Risk ■ Reinvestment Risk ■ Value Stock Risk

A description of these risks is set forth in “Defining Risks” below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Balanced Fund: The Fund seeks to achieve its primary objective of providing current income to the extent that, in the opinion of IICO, market and economic conditions permit, and its secondary objective of long-term appreciation of capital, by investing primarily in a diversified mix of stocks, debt securities and short-term instruments, depending on market conditions. There is no guarantee, however, that the Fund will achieve its objectives.

The Fund owns common stocks in order to provide possible appreciation of capital and/or dividend income and the Fund invests a portion of its total assets in either debt securities or preferred stocks, or both, in order to provide income and relative stability of capital. The Fund also may invest in convertible securities. The Fund ordinarily invests at least 25% of its total assets in fixed-income securities.

In its equity investments, the Fund invests primarily in medium to large, well-established companies, that typically issue dividend-paying securities. The majority of the Fund’s debt holdings are either U.S. government securities or investment-grade corporate bonds, including bonds rated BBB or higher by S&P or rated comparably by another NRSRO or, if unrated, determined by IICO to be of comparable quality. The Fund has no limitations on the range of maturities of debt securities in which it may invest nor on the size of companies in which it may invest.

The Fund may invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many U.S. companies have a diverse market of domestic business and overseas operations. Therefore, the Fund may also have an indirect exposure to foreign markets via these investments.

Periodically, the Fund may invest in an exchange-traded fund for the purpose of more quickly gaining exposure to a particular segment of the market.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities that may be considered equivalent to owning cash because of their safety and liquidity. By taking a temporary defensive position, however, the Fund may not achieve its investment objectives.

Principal Risks. An investment in Ivy Balanced Fund is subject to various risks, including the following:

■ Company Risk ■ Credit Risk ■ Growth Stock Risk ■ Interest Rate Risk	■ Management Risk ■ Market Risk ■ Reinvestment Risk ■ Value Stock Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Balanced Fund may be subject to other non-principal risks, including the following:

■ Foreign Securities Risk ■ Investment Company Securities Risk ■ Large Company Risk	■ Mortgage-Backed and Asset-Backed Securities Risk ■ Mid Size Company Risk

A description of these risks is set forth in “Defining Risks” below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Energy Fund: The Fund seeks to achieve its objective of long-term capital appreciation by investing primarily in the equity securities of companies engaged in various aspects of the energy industry, including the production, exploration, distribution of energy or relating to the

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infrastructure of energy, as well as the research and development or production of alternative energy sources, including but not limited to, oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal companies, alternative energy companies, and companies using newer energy technologies such as nuclear, geothermal, oil shale, wind power, and solar power.

IICO focuses on traditional companies that are producing and distributing energy for today, as well as those companies that IICO believes are discovering sources of energy that will carry the world into the future. IICO considers many factors in selecting companies for the Fund, which may include the valuation, operating history, capital, financials, business model and management of a company. There is no guarantee, however, that the Fund will achieve its objective.

Primarily investing in the energy sector can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real or perceived inflationary trends and political developments, and the cost assumed by energy companies in complying with environmental and safety regulations.

The Fund is also subject to the risk that the earnings, dividends and securities prices of energy companies will be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies of energy may fluctuate significantly over any time period due to many factors, including:

■	international political developments

■	production and distribution policies of the Organization of Petroleum Exporting Countries (OPEC) and other oil-producing countries

■	relationships among OPEC members and other oil-producing countries and between those countries and oil-importing nations

■	energy conservation

■	the regulatory environment

■	tax policies

■	the economic growth and political stability of the key energy-consuming countries

The Fund may, but is not required to, use a range of other investment techniques, including investing in physical commodities within the energy sector (primarily crude oil, natural gas and coal), income trusts, publicly traded partnerships (often referred to as master limited partnerships (MLPs)) and derivatives (primarily for the purpose of hedging various market risks. A MLP is an investment that combines the tax benefits of a limited partnership with the liquidity of publicly traded securities. The MLPs in which the Fund may invest are primarily engaged in investing in oil and gas-related businesses, including energy processing and distribution.

If the Fund invests in commodities it may expose the Fund to other risk considerations such as potentially severe price fluctuations over short periods of time and storage costs that exceed the custodial and/or brokerage costs associated with the Fund’s other portfolio holdings. The Fund’s investments in income trusts, MLPs, and commodities (and derivatives related thereto) will be limited by tax considerations.

A s a temporary defensive measure, when securities markets or economic conditions are unfavorable or unsettled, the Fund may try to protect its assets by investing up to 100% of its total assets in securities that are highly liquid, including high-quality money market instruments such as short-term U.S. government securities, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, and typically are highly liquid or comparatively safe, they tend to offer lower returns. Therefore, the Fund’s performance could be comparatively lower if it concentrates its assets in defensive holdings. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Principal Risks. An investment in Ivy Energy Fund is subject to various risks, including the following:

■ Company Risk ■ Concentration Risk ■ Emerging Market Risk ■ Foreign Securities Risk	■ Growth Stock Risk ■ Management Risk ■ Market Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Energy Fund may be subject to other non-principal risks, including the following:

■ Commodities Risk ■ Foreign Currency Risk ■ Initial Public Offering Risk ■ Large Company Risk	■ Liquidity Risk ■ Mid Size Company Risk ■ Value Stock Risk

A description of these risks is set forth in “Defining Risks” below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Global Natural Resources Fund: The Fund seeks to achieve its objective of long-term growth by investing at least 80% of its net assets in the equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities or that supply goods and services to such companies. There is no guarantee, however, that the Fund will achieve its objective.

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Mackenzie systematically reviews its investment decisions and may allow cash reserves to build up when valuations seem unattractive. Mackenzie attempts to minimize risk through diversifying the Fund’s holdings by commodity, country, issuer, and market capitalization of companies; however, such diversification may not necessarily reduce Fund volatility. Mackenzie searches for well-managed companies with strong balance sheets and the technological capability and expertise to grow independently of commodity prices. In addition, Mackenzie seeks to anchor the Fund’s holdings with established larger companies that have historically strong-producing assets and attractive long-term reinvestment opportunities. From a macro perspective, Mackenzie monitors demand expectations for various commodities and utilizes this information to adjust the level of sector exposure and individual security holdings in the Fund.

During normal market conditions, the Fund invests at least 65% of its total assets in issuers of at least three countries, which may include the U.S. The Fund also may invest in precious metals and other physical commodities.

As a temporary defensive measure, when Mackenzie believes that securities markets or economic conditions are unfavorable or unsettled, the Fund may try to protect its assets by investing up to 100% of its total assets in securities that are highly liquid, including high-quality money market instruments, such as short-term U.S. government securities, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, and typically are highly liquid or comparatively safe, they tend to offer lower returns. Therefore, the Fund’s performance could be comparatively lower if it concentrates its assets in defensive holdings. The additional temporary defensive measures that Mackenzie may employ include altering the mix of company and sector holdings or using derivative strategies. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Principal Risks. An investment in Ivy Global Natural Resources Fund is subject to various risks, including the following:

■ Company Risk ■ Concentration Risk ■ Derivatives Risk ■ Emerging Market Risk ■ Foreign Currency Risk	■ Foreign Securities Risk ■ Growth Stock Risk ■ Liquidity Risk ■ Management Risk ■ Market Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Global Natural Resources Fund may be subject to other non-principal risks, including the following:

■ Commodities Risk ■ Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk	■ Mid Size Company Risk ■ Small Company Risk ■ Value Stock Risk

A description of these risks is set forth in “Defining Risks” below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Real Estate Securities Fund: The Fund seeks to achieve its objective of total return through a combination of capital appreciation and current income by investing primarily in real estate securities and real estate-related securities. The Fund does not invest directly in real estate. There is no guarantee, however, that the Fund will achieve its objective.

“Real estate” securities include securities offered by issuers that receive at least 50% of their gross revenue from the construction, ownership, management, financing or sale of residential, commercial or industrial real estate. Real estate securities issuers typically include REITs, REOCs, real estate brokers and developers, real estate managers, hotel franchisers, real estate holding companies and publicly-traded limited partnerships.

“Real estate-related” securities include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. Real estate-related securities issuers typically include construction and related building companies, manufacturers and distributors of building supplies, brokers, financial institutions that issue or service mortgages and resort companies.

In its analysis of issuers, Advantus Capital has built a network of industry contacts that is designed to enhance its knowledge of a company’s underlying assets. Advantus Capital utilizes this knowledge and its diligent focus on company fundamentals in selecting securities for the Fund. Advantus Capital believes that the core operating performance of an issuer is a key determinant in its stock performance.

Most of the Fund’s real estate securities portfolio consists of securities issued by REITs and REOCs that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests in real estate, mortgages or shares issued by other REITs. REITs may be characterized as equity REITs (that is, REITs that primarily invest in land and improvements thereon), mortgage REITs (that is, REITs that primarily invest in mortgages on real estate and other real estate debt) or hybrid REITs, which invest in both land and improvements thereon and mortgages. The Fund primarily invests in shares of equity REITs but also invests lesser portions of its assets in shares of mortgage REITs and hybrid REITs. A REIT that meets the applicable requirements of the Internal Revenue Code of 1986, as amended (Code), may deduct dividends paid to shareholders, effectively eliminating any entity-level Federal income tax. As a result, REITs distribute a larger portion of their earnings to investors than other entities subject to Federal income tax. A REOC is a corporation or partnership (or an entity treated as such) that invests in real estate, mortgages or shares issued by REITs, but also may engage in related or unrelated businesses. A REOC is typically structured as a “C” corporation under the Code and does not have the favorable tax treatment that is accorded a REIT. A REOC, therefore, does not receive the same favorable tax treatment that is accorded a REIT. In addition, the value of the Fund’s securities issued by REOCs may be adversely affected by income streams derived from businesses other than real estate ownership.

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The Fund may invest up to 25% of its total assets in foreign securities and may invest up to 20% of its net assets in securities issued by companies outside of the real estate industry. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

The Fund also may invest in an ETF to replicate a REIT or real estate stock index or a basket of REITs or real estate stocks, as well as in an ETF that attempts to provide enhanced returns, or inverse returns, on such indices or baskets. Enhanced or inverse return ETFs present greater opportunities for investment gains, but also present correspondingly greater risk of loss. For instance, if the Fund invests in a leveraged ETF that attempts to double the return of an index, the ETF’s value would increase or decrease approximately twice the percentage of the underlying index. If the Fund invests in a leveraged ETF that attempts to provide the inverse return of an index, the ETF’s value would increase or decrease approximately the opposite percentage of the underlying index. Leveraged ETFs are complex, carry substantial risks, and are generally used to increase or decrease the Fund’s exposure to the underlying index on a short-term basis. Most leveraged ETFs reset daily and seek to achieve their objectives on a daily basis. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index.

An investment in the Fund may encounter the risk of greater volatility, due to the limited number of issuers of real estate and real estate-related securities, than an investment in a portfolio of securities selected from a greater number of issuers. As well, the value of the Fund’s investments may decrease due to fluctuations in rental income, overbuilding and increased competition, casualty and condemnation losses, environmental costs and liabilities, changes in the Code or failure to meet Code requirements, extended vacancies of property, lack of available mortgage funds, government regulation and limitations, increases in property taxes, cash flow dependency, declines in real estate value, physical depreciation of buildings, inability to obtain project financing, increased operating costs and changes in general or local economic conditions.

In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Principal Risks. An investment in Ivy Real Estate Securities Fund is subject to various risks, including the following:

■ Company Risk ■ Concentration Risk ■ Growth Stock Risk ■ Management Risk	■ Market Risk ■ REIT-Related Risk ■ REOC-Related Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Real Estate Securities Fund may be subject to other non-principal risks, including the following:

■ Credit Risk ■ Extension Risk ■ Foreign Securities Risk ■ Interest Rate Risk ■ Investment Company Securities Risk	■ Large Company Risk ■ Mid Size Company Risk ■ Reinvestment Risk ■ Small Company Risk

A description of these risks is set forth in “Defining Risks” below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Science and Technology Fund: The Fund seeks to achieve its objective of long-term capital growth by investing primarily in the equity securities of science and technology companies around the globe. Science and technology companies are companies whose products, processes or services, in IICO’s opinion, are being, or are expected to be, significantly benefited by the use or commercial application of scientific or technological developments or discoveries. As well, the Fund may invest in companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. There is no guarantee, however, that the Fund will achieve its objective.

In its selection of securities for investment by the Fund, IICO aims to identify stocks that it believes to be benefiting from the world’s strongest secular economic trends, and then applies its bottom-up research to identify what it believes are the best holdings for the Fund.

The Fund may invest in, but is not limited to, areas such as:

■	aerospace and defense electronics

■	alternative energy

■	biotechnology

■	business machines

■	cable and broadband access

■	communications equipment and software

■	computer software and services

■	computer systems

■	electronics and energy

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■	electronic media

■	genomics

■	internet and internet-related services

■	medical devices and drugs

■	medical and hospital supplies and services

■	office equipment, supplies and services (including transaction processing services)

The Fund primarily owns common stocks; however, it may invest, to a lesser extent, in preferred stocks, debt securities and convertible securities. The Fund may, periodically, invest in ETFs as a means to invest cash effectively. The Fund may invest up to 20% of its total assets in non-investment grade securities, which are securities rated BB or lower by S&P or rated comparably by another NRSRO or, if unrated, determined by IICO to be of comparable quality, which may include convertible securities.

The Fund may, but is not required to, use a range of derivative investment techniques, typically options on common stocks, to hedge various market risks and/or individual security risk as well as to enhance return.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in U.S. government securities or other debt securities, mostly of investment stock grade. However, by taking a temporary defensive position, the Fund may not achieve its investment objective. The Fund may also hedge its foreign currency exposure, when applicable.

Principal Risks. An investment in Ivy Science and Technology Fund is subject to various risks, including the following:

■ Company Risk ■ Concentration Risk ■ Emerging Market Risk ■ Foreign Securities Risk	■ Growth Stock Risk ■ Management Risk ■ Market Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Science and Technology Fund may be subject to other non-principal risks, including the following:

■ Derivatives Risk ■ Foreign Currency Risk ■ Initial Public Offering Risk ■ Investment Company Securities Risk	■ Liquidity Risk ■ Low-Rated Securities Risk ■ Mid Size Company Risk ■ Small Company Risk

A description of these risks is set forth in “Defining Risks” below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Money Market Fund: The Fund seeks to achieve its objective of maximum current income consistent with stability of principal by investing in a diversified portfolio of high-quality money market instruments in accordance with the requirements of Rule 2a-7. There is no guarantee, however, that the Fund will achieve its objective.

The Fund invests only in the following U.S. dollar-denominated money market obligations and instruments:

■	U.S. government securities (including obligations of U.S. government agencies and instrumentalities)

■	bank obligations and instruments secured by bank obligations, such as letters of credit

■	commercial paper (domestic and foreign issuers), including asset-backed commercial paper programs

■	corporate debt obligations, including floating rate securities and variable rate master demand notes

■	Canadian government obligations

■	municipal obligations

■	certain other obligations guaranteed as to principal and interest by a bank in whose obligations the Fund may invest or a corporation in whose commercial paper the Fund may invest

The Fund may only invest in bank obligations if they are obligations of a bank subject to regulation by the U.S. government, including foreign branches of these banks, or obligations of a foreign bank having total assets of at least $500 million, and instruments secured by any such obligation.

Certain U.S. government securities in which the Fund may invest, such as Treasury securities and securities issued by Ginnie Mae, are backed by the full faith and credit of the U.S. government. However, other U.S. government securities in which the Fund may invest, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the Treasury or by the credit of the issuer.

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Principal Risks. An investment in Ivy Money Market Fund is subject to various risks, including the following:

■ Company Risk ■ Credit Risk ■ Interest Rate Risk	■ Management Risk ■ Market Risk ■ Reinvestment Risk

A description of these risks is set forth in “Defining Risks” below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

All Funds

Because each Fund owns different types of investments, its performance will be affected by a variety of factors. The value of a Fund’s investments and the income it generates will vary from day to day, generally reflecting changes in interest rates, market conditions, and other company and economic news. Performance will also depend on the skill of IICO, or a Fund’s subadvisor, if applicable (as applicable, Investment Manager), in selecting investments. As with any mutual fund, you could lose money on your investment.

Each Fund also may invest in and use certain other types of securities and instruments in seeking to achieve its objective(s). For example, each Fund (other than Ivy Money Market Fund) may invest in options, futures contracts and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured. Certain types of each Fund’s authorized investments and strategies, such as derivative instruments, foreign securities, junk bonds and precious metals involve special risks. Depending on how much a Fund invests or uses these strategies, these special risks may become significant.

Certain types of mortgage-backed and asset-backed securities may experience significant valuation uncertainties, greater volatility, and significantly less liquidity due to the sharp rise of foreclosures on home loans secured by subprime mortgages in recent years. Subprime mortgages have a higher credit risk than prime mortgages, as the credit criteria for obtaining a subprime mortgage is more flexible than that used with prime borrowers. To the extent that a Fund invests in securities that are backed by pools of mortgage loans, the risk to the Fund may be significant.

Each Fund may actively trade securities in seeking to achieve its objective(s). Factors that can lead to active trading include market volatility, a significant positive or negative development concerning a security, an attempt to maintain the market capitalization target of the securities in a Fund’s portfolio, and the need to sell a security to meet redemption activity. Actively trading securities may increase transaction costs (which may reduce performance) and increase realized gains that a Fund must distribute, the distribution of which would increase your taxable income.

Each Fund generally seeks to be fully invested, except to the extent that it takes a temporary defensive position. In addition, at times, the Investment Manager may invest a portion of the Fund’s assets in cash or cash equivalents if the Investment Manager is unable to identify and acquire a sufficient number of securities that meet the Investment Manager’s selection criteria for implementing the Fund’s investment objective(s), strategies and policies.

You will find more information about each Fund’s permitted investments and strategies, as well as the restrictions that apply to them, in the SAI.

A description of each Fund’s policies and procedures with respect to the disclosure of its securities holdings is available in the SAI.

A complete schedule of portfolio holdings of each Fund for the first and third quarters of each fiscal year is filed with the Securities and Exchange Commission (SEC) on Form N-Q. This form may be obtained in the following ways:

■	On the SEC’s website at http://www.sec.gov.

■	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

■	On Ivy Funds’ website at www.ivyfunds.com.

Defining Risks

Alternative Minimum Tax Risk — Ivy Municipal Bond Fund and Ivy Municipal High Income Fund each may invest in municipal bonds the interest on which (and, therefore, Fund dividends attributable to such interest) is a Tax Preference Item. If a Fund shareholder’s AMT liability increased as a result of such dividends, that would reduce the Fund’s after-tax return to the shareholder.

Commodities Risk — Commodity trading is generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of a Fund’s investments in commodities are cyclical economic conditions, sudden political events and adverse international monetary policies. Markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. Also, a Fund may pay more to store and accurately value its commodity holdings than it does with its other portfolio investments.

Company Risk — An individual security may perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

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Concentration Risk — If a Fund invests more than 25% of its total assets in a particular industry, the Fund’s performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in a single industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector or company.

Credit Risk — An issuer of a debt security (including mortgage-backed securities) or a real estate investment trust (REIT) that is the issuer of a security in which a Fund invests may not make payments on the security when due, or the other party to a contract may default on its obligation. There is also the risk that an issuer could suffer adverse changes in its financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and, therefore, in the NAV of shares of a Fund. Also, a change in the quality rating of a debt security or a REIT security can affect the security’s liquidity and make it more difficult to sell. If a Fund purchases unrated securities and obligations, it will depend on the Investment Manager's analysis of credit risk more heavily than usual.

Derivatives Risk — A derivative is a financial instrument whose value or return is “derived,” in some manner, from the price of another security, index, asset or rate. Derivatives include options, futures contracts and swaps, among a wide range of other instruments. A principal risk of investments in derivatives is that the fluctuations in their values may not correlate effectively with the overall securities markets or with the underlying security, index, asset or rate from which the derivative’s value is derived. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of the Investment Manager as to certain movements is incorrect, the risk of loss may be greater than if the derivative technique(s) had not been used.

Options, futures contracts and swaps are common types of derivatives that a Fund may occasionally use. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A futures contract is an agreement to buy or sell a security or other instrument, index, or commodity at a specific price on a specific date. A swap is an agreement involving the exchange by a Fund (other than Ivy Money Market Fund) with another party of their respective commitments to pay or receive payments at specified dates on the basis of a specified amount. Other types of derivatives include caps, floors and collars.

Derivatives are subject to counterparty risk. Counterparty risk is the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of the other party to the transaction or the failure of the other party to make required payments or otherwise comply with the terms of the transaction. Changing conditions in a particular market area, such as those experienced in the subprime and non-agency mortgage market over recent months, whether or not directly related to the referenced assets that underlie the transaction, may have an adverse impact on the creditworthiness of the counterparty.

Certain derivatives transactions, including over-the-counter (OTC) options, swaps, and forward contracts, certain options on foreign currencies and other OTC derivatives, are not entered into or traded on exchanges or in markets regulated by the Commodity Futures Trading Commission or the SEC. Instead, such OTC derivatives are entered into directly with the counterparty and may be traded only through financial institutions acting as market makers. OTC derivatives transactions can only be entered into with a willing counterparty. Where no such counterparty is available for a desired transaction, a Fund will be unable to enter into a desired transaction. There also may be greater risk that no liquid secondary market in the trading of OTC derivatives will exist, in which case a Fund may be required to hold such instruments until exercise, expiration or maturity. Many of the protections afforded to exchange participants will not be available to participants in OTC derivatives transactions. OTC derivatives transactions are not subject to the guarantee of an exchange or clearinghouse and, as a result, a Fund would bear greater risk of default by the counterparties to such transactions.

The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or OTC derivatives, since generally an exchange or clearinghouse, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar exchange or clearinghouse guarantee. In all such transactions, the Fund bears the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. A Fund will enter into transactions in derivative instruments only with counterparties that the Investment Manager reasonably believes are capable of performing under the contract.

Emerging Market Risk — Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of those countries may have failed in the past to recognize private property rights and have nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of a Fund’s investments in those countries and the availability of additional investments in those countries. The small size and inexperience of the securities markets in such countries and the limited volume of trading in securities in those countries may make a Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Extension Risk — Rising interest rates could cause property owners to pay their mortgages more slowly than expected, resulting in slower payments of mortgage-backed securities and real estate debt securities. This would, in effect, convert a short or medium-duration security into a longer-duration security, increasing its sensitivity to interest rate changes and causing it price to decline. Duration measures the expected price

160	Prospectus

sensitivity of a fixed income security or portfolio for a given change in interest rates. For example, if interest rates rise by one percent, the value of a security or portfolio having a duration of two years generally will fall by approximately two percent.

Foreign Currency Risk — Foreign securities may be denominated in foreign currencies. The value of a Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations. Currency conversion also can be costly.

Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk — The Funds (other than Ivy Money Market Fund, Ivy Municipal Bond Fund and Ivy Municipal High Income Fund) may, but are not required to, use foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movement). These investment techniques involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the judgment of the Investment Manager as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used. For example, there may be an imperfect correlation between a Fund’s portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Fund. An imperfect correlation of this type may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. These investment techniques also tend to limit any potential gain that might result from an increase in the value of the hedged position.

Foreign Securities Risk — Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the domestic markets and that could affect a Fund’s performance unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the United States. Foreign investing also may involve brokerage costs and tax considerations that are not usually present in the domestic markets.

Other factors that can affect the value of a Fund’s foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It also may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions also may be delayed due to local restrictions or communication problems, which can cause a Fund to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

Fund of Funds Risk — The ability of the Fund to meet its investment objectives is directly related to its target allocations among the underlying funds and the ability of those funds to meet their investment objectives. The Fund’s share price will likely change daily based on the performance of the underlying funds.

Growth Stock Risk — Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Initial Public Offering Risk — Investments in IPOs can have a significant positive impact on the Fund’s performance; however, the positive effect of investments in IPOs may not be sustainable because of a number of factors. The Fund may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the Fund may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions. The relative performance impact of IPOs is also likely to decline as the Fund grows.

Interest Rate Risk — The value of a debt security, mortgage-backed security or fixed income obligation (including shares of mortgage REITs) may decline due to changes in market interest rates. Generally, when interest rates rise, the value of such a security or obligation decreases. Conversely, when interest rates decline, the value of a debt security, mortgage-backed security or fixed income obligation (including shares of mortgage REITs) generally increases. Long-term debt securities, mortgage-backed securities and fixed income obligations are generally more sensitive to interest rate changes. A Fund may experience a decline in its income due to falling interest rates.

In general, a portfolio of debt, mortgage-related and asset-backed securities and other fixed-income obligations experiences a decrease in principal value with an increase in interest rates. The extent of the decrease in principal value may be affected by a Fund’s duration of its portfolio of debt, mortgage-related and asset-backed securities and other fixed-income obligations. Duration measures the relative price sensitivity of a security to changes in interest rates. “Effective” duration takes into consideration the likelihood that a security will be called, or prepaid, prior to maturity given current market interest rates. Typically, a security with a longer duration is more price sensitive than a security with a shorter duration. In general, a portfolio of debt, mortgage-related and asset-backed securities experiences a percentage decrease in principal value equal to its effective duration for each 1% increase in interest rates. For example, if a Fund holds a portfolio of securities with an effective duration of five years and interest rates rise 1%, the principal value of such securities could be expected to decrease by approximately 5%.

Investment Company Securities Risk — As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company’s expenses, which could result in duplication of certain fees, including management and administrative fees.

Certain Funds may invest in ETFs as a means of tracking the performance of a designated stock index while maintaining liquidity or to gain exposure to precious metals and other commodities without purchasing them directly. Since many ETFs are a type of investment company, a Fund’s purchases of shares of such ETFs are subject to the Fund’s investment restrictions regarding investments in other investment companies.

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ETFs have a market price that reflects a specified fraction of the value of the designated index or underlying basket of commodities or commodities futures and are exchange-traded. As with other equity securities transactions, brokers charge a commission in connection with the purchase and sale of shares of ETFs. In addition, an asset management fee is charged in connection with the management of the ETF’s portfolio (which is in addition to the investment management fee paid by a Fund).

Investments in an ETF generally present the same primary risks as investments in conventional funds, which are not exchange-traded. The price of an ETF can fluctuate, and a Fund could lose money investing in an ETF. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade at a premium or discount to its NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange officials determine such action to be appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Large Company Risk — A Fund with holdings of large capitalization company securities may underperform the market as a whole.

Liquidity Risk — Generally, a security is liquid if a Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies, foreign companies, companies in emerging markets or certain instruments such as derivatives are subject to a variety of risks, including potential lack of liquidity.

Low-rated Securities Risk — In general, low-rated debt securities (commonly referred to as “high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken a Fund’s returns. In adverse economic or other circumstances, issuers of these lower-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations.

Management Risk — IICO applies a Fund's investment strategies and selects securities for the Fund in seeking to achieve the Fund’s investment objective(s). Securities selected by the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to the investment objective(s) of the Fund. In general, investment decisions made by IICO may not produce the anticipated returns, may cause the Fund’s shares to lose value or may cause the Fund to perform less favorably than other mutual funds with investment objectives similar to the investment objective(s) of the Fund.

Market Risk — All securities may be subject to adverse trends in equity markets. Securities are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. In addition, prices are affected by the outlook for overall corporate profitability. Market prices of equity securities are generally more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole.

Mid Size Company Risk — Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies’ limited product lines, limited markets and financial resources and dependence upon a relatively small management group.

Mortgage-Backed and Asset-Backed Securities Risk — Mortgage-backed and asset-backed securities are subject to prepayment risk. When interest rates decline, unscheduled payments can be expected to accelerate, and a Fund may be required to reinvest the proceeds of the payments at the lower interest rates then available. Unscheduled payments would also limit the potential for capital appreciation on mortgage-backed and asset-backed securities. Conversely, when interest rates rise, the values of mortgage-backed and asset-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of such securities, and cause their value to decline more than traditional fixed-income securities. If a Fund purchases mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same mortgage pool, the Fund, as a holder of those securities, may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Non-Agency Securities Risk — The risk that payments on a security will not be made when due, or the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. Government or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government. These securities may include, but are not limited to, securities issued by non-government entities which can include instruments secured by obligations of prime, Alt A, and sub-prime residential mortgage borrowers. Non-agency securities also may include asset-backed securities (which represent interests in auto, consumer and/or credit card loans) and commercial mortgage-backed securities (which represent interests in commercial mortgage loans). Non-agency securities can present valuation and liquidity issues and be subject to precipitous downgrades (or even default) during time periods characterized by recessionary market pressures such as falling home prices, rising unemployment, bank failures and/or other negative market stresses. The risk of non-payment by the issuer of any non-agency security increases when markets are stressed.

Political, Legislative or Regulatory Risk — The municipal securities market generally or certain municipal securities in particular may be significantly affected by adverse political, legislative or regulatory changes or litigation at the Federal or state level. For example, political or

162	Prospectus

legislative changes (as well as economic conditions) in a particular state or political subdivision of the state may affect the ability of the state or subdivision’s governmental entities to pay interest or repay principal on their obligations or to issue new municipal obligations. In addition, the value of municipal securities is affected by the value of tax-exempt income to investors. For example, a significant change in rates or a restructuring of the Federal income tax (or serious consideration of such a change by the U.S. government) may cause a decline in municipal securities prices, since lower income tax rates or tax restructuring could reduce the advantage of owning municipal securities. Lower state or municipal income tax rates may have a similar effect on the value of municipal securities issued by a governmental entity in that state or municipality.

Regional Focus Risk — Focusing on a single geographic region involves increased currency, political, regulatory and other risks. To the extent the Fund concentrates its investments in a particular region, market swings in that region will have a greater effect on Fund performance than they would in a more geographically diversified equity fund.

Reinvestment Risk — Income from a Fund’s debt securities may decline if the Fund invests the proceeds from matured, traded, prepaid or called securities in securities with interest rates lower than the current earnings rate of the Fund’s portfolio. For example, debt securities with high relative interest rates may be prepaid by the issuer prior to maturity, particularly during periods of falling interest rates. During periods of falling interest rates, there is the possibility that an issuer will call its securities if they can be refinanced by issuing new securities with a lower interest rate (commonly referred to as optional call risk). As well, falling interest rates could cause prepayments of mortgage loans to occur more quickly than expected. This may occur because, as interest rates fall, more property owners refinance the mortgages underlying mortgage-backed securities (including shares of mortgage REITs). As a result, a Fund may have to reinvest the proceeds in other securities with generally lower interest rates, resulting in a decline in the Fund’s investment income.

REIT-Related Risk — The value of a Fund’s REIT securities may be adversely affected by changes in the value of the REIT’s underlying property or the property secured by mortgages the REIT holds. In addition, the value of a REIT could be adversely affected if the REIT fails to qualify for tax-free pass-through treatment under the Code, or maintain its exemption from registration under the 1940 Act.

REOC-Related Risk — A REOC is similar to an equity REIT in that it is a company that owns and operates commercial real estate, but unlike a REIT it has the freedom to reinvest all its funds from operations back into the company and, in general, faces fewer restrictions than a REIT. REOCs do not pay any specific level of income as dividends, and there is no minimum restriction on the number of owners or limits on ownership concentration. The value of a Fund’s REOC securities may be adversely affected by the same factors that adversely affect REITs. In addition, a corporate REOC does not have the favorable tax treatment that is accorded a REIT.

Small Company Risk — Equity securities of small capitalization companies (including small capitalization REITs) are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

U.S. Government Securities Risk — Treasury obligations and certain other U.S. government securities, such as those issued by Ginnie Mae, are backed by the full faith and credit of the U.S. government and generally are regarded to have negligible credit risk. Other securities that are issued or guaranteed by Federal agencies or authorities or by U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. For example, securities issued by Freddie Mac, Fannie Mae and FHLB are not backed by the full faith and credit of the U.S. government and, instead, are supported only by the right of the issuer to borrow from the Treasury or by the credit of the issuer. As a result, such securities are subject to greater credit risk than securities backed by the full faith and credit of the U.S. government.

Value Stock Risk — Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the Investment Manager, undervalued. The value of a security believed by the Investment Manager to be undervalued may never reach what is believed to be its full value, or such security’s value may decrease.

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The Management of the Funds

INVESTMENT ADVISER

The Funds are managed by Ivy Investment Management Company (IICO), subject to the authority of the Board of Trustees (Board) of Ivy Funds. IICO is a wholly-owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. IICO is an SEC-registered investment adviser with approximately $32 billion in assets under management as of September 30, 2009 and serves as the investment manager for each of the Funds within the Ivy Family of Funds, which, prior to April 1, 2010, was comprised of Funds from both Ivy Funds, Inc. (a Maryland corporation) and Ivy Funds (a Massachusetts business trust) that IICO managed dating back to December 2002. On April 1, 2010, Ivy Funds, a Delaware statutory trust (Trust), succeeded to both of those entities. IICO is located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

INVESTMENT SUBADVISORS

Advantus Capital Management, Inc. (Advantus Capital), an SEC-registered investment adviser located at 400 Robert Street North, St. Paul, Minnesota 55101, serves as investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy Bond Fund, Ivy Mortgage Securities Fund and Ivy Real Estate Securities Fund under an agreement with IICO. Since its inception in 1985, Advantus Capital and its predecessor have provided investment advisory services for mutual funds and have managed investment portfolios for various private accounts, including its affiliate, Minnesota Life Insurance Company (Minnesota Life). Both Advantus Capital and Minnesota Life are wholly-owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of Minnesota Mutual Companies, Inc., a mutual insurance holding company. Personnel of Advantus Capital also manage Minnesota Life’s investment portfolio. Advantus Capital had approximately $18.4 billion in assets under management as of September 30, 2009.

Under an agreement between IICO and Mackenzie Financial Corporation (Mackenzie), 180 Queen Street West, Toronto, Ontario, Canada M5V 3K1, Mackenzie serves as the investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy Global Natural Resources Fund. Mackenzie has been an investment counsel and mutual fund manager in Toronto for more than 35 years, and as of September 30, 2009, had approximately $58 billion USD in assets under management.

Under an agreement between IICO and Mackenzie, Mackenzie also serves as investment subadvisor to Ivy Cundill Global Value Fund. Mackenzie Cundill Investment Management Ltd. (Cundill) is one of the companies that comprises The Cundill Division of Mackenzie and, under a Memorandum of Understanding with Mackenzie, serves as the investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy Cundill Global Value Fund. Cundill is located at 1055 West Georgia Street, Ste. 2150, Royal Centre, Vancouver, British Columbia V6E 3R5, and as of September 30, 2009, had approximately $12.4 billion USD in assets under management.

Wall Street Associates, LLC (WSA), located at La Jolla Financial Building, Suite 100, 1200 Prospect Street, La Jolla, California 92037, serves as the investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy Micro Cap Growth Fund pursuant to an agreement with IICO. WSA had approximately $1.5 billion in assets under management as of September 30, 2009.

MANAGEMENT FEE

Like all mutual funds, the Funds pay fees related to their daily operations. Expenses paid out of each Fund’s assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Fund pays a management fee to IICO for providing investment advice and supervising its investments. IICO uses a portion of the applicable fee to pay a Fund’s subadvisor, if any. Each Fund also pays other expenses, which are explained in the SAI.

The management fee is payable by a Fund at the annual rates of:

■	Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund: 0.05% of net assets

■	Ivy Money Market Fund: 0.40% of net assets

■

Ivy Limited-Term Bond Fund, Ivy Mortgage Securities Fund: 0.50% of net assets up to $500 million, 0.45% of net assets over $500 million and up to $1 billion, 0.40% of net assets over $1 billion and up to $1.5 billion, and 0.35% of net assets over $1.5 billion

■

Ivy Bond Fund, Ivy Municipal Bond Fund and Ivy Municipal High Income Fund: 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion

■

Ivy Global Bond Fund, Ivy High Income Fund: 0.625% of net assets up to $500 million, 0.60% of net assets over $500 million and up to $1 billion, 0.55% of net assets over $1 billion and up to $1.5 billion, and 0.50% of net assets over $1.5 billion

■

Ivy Capital Appreciation Fund and Ivy Tax-Managed Equity Fund: 0.65% of net assets up to $1 billion, 0.60% of net assets over $1 billion and up to $2 billion, 0.55% of net assets over $2 billion and up to $3 billion, and 0.50% of net assets over $3 billion

■

Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Dividend Opportunities Fund, Ivy International Balanced Fund, Ivy Large Cap Growth Fund, Ivy Value Fund: 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

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■

Ivy Core Equity Fund: 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, 0.55% of net assets over $3 billion and up to $5 billion, 0.525% of net assets over $5 billion and up to $6 billion, and 0.50% of net assets over $6 billion.

■

Ivy Energy Fund, Ivy Mid Cap Growth Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund: 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion

■

Ivy Real Estate Securities Fund: 0.90% of net assets up to $1 billion, 0.87% of net assets over $1 billion and up to $2 billion, 0.84% of net assets over $2 billion and up to $3 billion, and 0.80% of net assets over $3 billion

■	Ivy European Opportunities Fund: 0.90% of net assets up to $250 million; 0.85% of net assets over $250 million and up to $500 million, and 0.75% of net assets over $500 million

■

Ivy International Core Equity Fund and Ivy International Growth Fund: 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.70% of net assets over $3 billion

■

Ivy Asset Strategy New Opportunities Fund, Ivy Cundill Global Value Fund, Ivy Global Natural Resources Fund, Ivy Pacific Opportunities Fund: 1.00% of net assets up to $500 million, 0.85% of net assets over $500 million and up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion

■

Ivy Micro Cap Growth Fund: 0.95% of net assets up to $1 billion, 0.93% of net assets over $1 billion and up to $2 billion, 0.90% of net assets over $2 billion and up to $3 billion, and 0.86% of net assets over $3 billion.

Ivy Asset Strategy New Opportunities Fund was not in existence at September 30, 2009, and is therefore not reflected in the table below. Management fees for the following Funds as a percent of the Fund’s average net assets for the semiannual period ended September 30, 2009 were:

As of September 30, 2009

Fund	Management Fee Paid[1,2]
Ivy Asset Strategy Fund	0.57%
Ivy Balanced Fund	0.70%
Ivy Bond Fund	0.52%
Ivy Capital Appreciation Fund	0.65%
Ivy Core Equity Fund	0.70%
Ivy Cundill Global Value Fund	1.00%
Ivy Dividend Opportunities Fund	0.70%
Ivy Energy Fund	0.85%
Ivy European Opportunities Fund	0.98%
Ivy Global Bond Fund	0.63%
Ivy Global Natural Resources Fund	0.82%
Ivy High Income Fund	0.61%
Ivy International Balanced Fund	0.70%
Ivy International Core Equity Fund	0.85%
Ivy International Growth Fund	0.85%
Ivy Large Cap Growth Fund	0.70%
Ivy Limited-Term Bond Fund	0.50%
Ivy Managed European/Pacific Fund	0.05%
Ivy Managed International Opportunities Fund	0.05%
Ivy Micro Cap Growth Fund	0.95%
Ivy Mid Cap Growth Fund	0.85%
Ivy Money Market Fund	0.40%
Ivy Mortgage Securities Fund	0.50%
Ivy Municipal Bond Fund	0.52%
Ivy Municipal High Income Fund	0.47%	[3]
Ivy Pacific Opportunities Fund	0.99%
Ivy Real Estate Securities Fund	0.90%
Ivy Science and Technology Fund	0.85%
Ivy Small Cap Growth Fund	0.85%

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Fund	Management Fee Paid[1,2]
Ivy Small Cap Value Fund	0.85%
Ivy Tax-Managed Equity Fund	0.64%	[4]
Ivy Value Fund	0.70%

[1]

For Funds managed solely by IICO, IICO has voluntarily agreed to waive its management fee for any day that a Fund’s net assets are less than $25 million, subject to IICO’s right to change or modify this waiver.

[2]	Annualized.

[3]	Annualized. As a percentage of the Fund’s average net assets for the period May 18, 2009 through September 30, 2009, IICO’s fees were 0.18%.

[4]	Annualized. As a percentage of the Fund’s average net assets for the period May 18, 2009 through September 30, 2009, IICO’s fees were 0.24%.

A discussion regarding the basis for the approval by the Board of the advisory contract for each of the Funds except Ivy Asset Strategy New Opportunities Fund is available in each Fund’s Semiannual Report to Shareholders dated September 30, 2009.

A discussion regarding the basis for the approval by the Board of the advisory contract for Ivy Asset Strategy New Opportunities Fund will be available in the Fund’s Semiannual Report to Shareholders dated September 30, 2010.

PORTFOLIO MANAGEMENT

Ivy Asset Strategy Fund: Michael L. Avery and Ryan F. Caldwell are primarily responsible for the day-to-day management of the Ivy Asset Strategy Fund. Mr. Avery has held his Fund responsibilities since January 1997. In June 2005 he was named Chief Investment Officer and Executive Vice President of IICO and Waddell & Reed Investment Management Company (WRIMCO), an affiliate of IICO. Mr. Avery is Vice President of the Trust and Vice President of other investment companies for which WRIMCO serves as investment manager, and has served as portfolio manager for investment companies managed by WRIMCO since February 1994. From August 1987 until June 2005, Mr. Avery had served as the Director of Research for IICO and for WRIMCO and its predecessor. He holds a BS degree in Business Administration from the University of Missouri, and an MBA with emphasis on finance from Saint Louis University.

Mr. Caldwell has held his Ivy Asset Strategy Fund responsibilities since January, 2007. His investment research responsibilities are concentrated in asset managers and brokers, and transaction processors. Mr. Caldwell joined WRIMCO in July 2000 as an economic analyst. In January 2003 he was appointed an investment analyst, and in June 2005 was named assistant portfolio manager for the Fund, as well as two other funds managed by WRIMCO or IICO. Mr. Caldwell is Senior Vice President of IICO and WRIMCO, Vice President of the Trust and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Caldwell earned a BBA in finance from Southwest Texas State University. He is currently pursuing the Chartered Financial Analyst designation.

Daniel J. Vrabac, formerly a manager of the Fund along with Messrs. Avery and Caldwell, is now focusing on portfolio management responsibilities of the global bond funds which are managed by IICO and WRIMCO. While no longer responsible for day-to-day management of the Ivy Asset Strategy Fund, Mr. Vrabac continues to provide input to Ivy Asset Strategy Fund on the global fixed income markets, currencies and trading, which were among his principal responsibilities as a portfolio manager of Ivy Asset Strategy Fund.

Ivy Asset Strategy New Opportunities Fund: Jonas M. Krumplys is primarily responsible for the day-to-day management of Ivy Asset Strategy New Opportunities Fund, and has held his Fund responsibilities since the inception of the Fund in April 2010. He is Vice President of IICO and WRIMCO and Vice President of the Trust. Mr. Krumplys joined IICO in November 2006 as an investment analyst. He has served as Assistant Vice President and assistant portfolio manager for other investment companies managed by WRIMCO since April 2008. He earned a BS in architecture and an MS in chemical engineering from the University of Illinois, and holds an MBA with an emphasis in finance and marketing from the University of Chicago Graduate School of Business. Mr. Krumplys is a Chartered Financial Analyst.

Ivy Balanced Fund: Cynthia P. Prince-Fox is primarily responsible for the day-to-day management of Ivy Balanced Fund. Ms. Prince-Fox has held her responsibilities since the inception of the Fund, and was the portfolio manager for the predecessor fund since May 2003. She is Senior Vice President of IICO and WRIMCO, Vice President of the Trust, and Vice President of other investment companies for which WRIMCO serves as investment manager. As well, Ms. Prince-Fox served as Chief Investment Officer of Austin, Calvert & Flavin, Inc., a former affiliate of WRIMCO, from November 2004 to July 2009 and, previously as Co-Chief Investment Officer for Austin, Calvert & Flavin, Inc. from February 2002 to November 2004. Ms. Prince-Fox has served as the portfolio manager for investment companies managed by WRIMCO since January 1993. She earned a BBA degree in Finance from St. Mary’s University at San Antonio, Texas, and has earned an MBA with an emphasis in Finance from Rockhurst College.

Ivy Bond Fund: Christopher R. Sebald, Thomas B. Houghton and David W. Land are primarily responsible for the day-to-day management of Ivy Bond Fund. Mr. Sebald has held his Fund responsibilities since the inception of the Fund, and was the portfolio manager for the predecessor fund, Advantus Bond Fund, Inc., since August 2003. He is Chief Information Officer and Executive Vice President and previously served as Senior Vice President and Lead Portfolio Manager, Total Return Fixed Income, Advantus Capital, since August 2003. Mr. Sebald had served as Senior Vice President and Portfolio Manager for AEGON USA Investment Management from July 2000 through July 2003. He earned a BS degree in Economics from the University of Minnesota and a MBA from the University of Minnesota. He is a Chartered Financial Analyst.

Mr. Land has held his responsibilities for Ivy Bond Fund since April 2005. He has served as Vice President and Portfolio Manager, Total Return, Advantus Capital, since April 2004. Mr. Land was Senior Analyst at AXA Investment Managers North America, Inc. from August 2003 to April

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2004. He served as Senior Investment Officer of Advantus Capital from July 2000 to July 2003. Mr. Land earned a BA from Thomas More College and a MBA from the University of Cincinnati. He is a Chartered Financial Analyst.

Mr. Houghton has held his Fund responsibilities for Ivy Bond Fund since April 2005. He has served as Vice President and Portfolio Manager, Total Return Fixed Income, Advantus Capital, since August 2003. Mr. Houghton had served as Senior Investment Officer with Advantus Capital from April 2002 to August 2003. Previously, Mr. Houghton was a Senior Securities Analyst, Public Corporate Bonds, with American Express from July 2001 through March 2002.

Ivy Capital Appreciation Fund: Barry M. Ogden is primarily responsible for the day-to-day management of Ivy Capital Appreciation Fund, and has held his Fund responsibilities since January 2002. He is Senior Vice President of IICO and WRIMCO, Vice President of the Trust and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Ogden has served as assistant portfolio manager for investment companies managed by WRIMCO since January 1999 and has been an employee of WRIMCO since July 1994. He graduated from the University of Kansas with a BS degree in accounting, and has earned the designation of Certified Public Accountant. Mr. Ogden is a Chartered Financial Analyst.

Ivy Core Equity Fund: Erik R. Becker and Gustaf C. Zinn are primarily responsible for the day-to-day management of Ivy Core Equity Fund. Mr. Becker has held his Fund responsibilities since February 2006. Mr. Becker joined WRIMCO in 1999 as an investment analyst and had served as an assistant portfolio manager for Ivy Core Equity Fund since 2003, in addition to his duties as a research analyst. He is Senior Vice President of IICO and WRIMCO, Vice President of the Trust, and a portfolio manager for Waddell & Reed Advisors Core Investment Fund and Ivy Funds VIP Core Equity, both managed by WRIMCO. Mr. Becker earned a BBA degree in finance, investment and banking and an MS in finance from the University of Wisconsin-Madison. He is a Chartered Financial Analyst.

Mr. Zinn has held his responsibilities for Ivy Core Equity Fund since February 2006. He has been an employee of WRIMCO since 1998 and had served as assistant portfolio manager for funds managed by IICO and WRIMCO since July 2003, in addition to his duties as a research analyst. Mr. Zinn is Senior Vice President of IICO and WRIMCO, Vice President of the Trust, and a portfolio manager for Waddell & Reed Advisors Core Investment Fund and Ivy Funds VIP Core Equity, both managed by WRIMCO. He earned a BBA degree and a Masters of Finance from the University of Wisconsin-Madison. Mr. Zinn is a Chartered Financial Analyst.

Ivy Cundill Global Value Fund: Effective April 2009, Mr. James Thompson, Jr. joined Mr. Andrew Massie as a co-portfolio manager in the day-to-day management of Ivy Cundill Global Value Fund. Mr. Massie has held his Fund responsibilities since December 2007. He has been Vice President, Investment Management, and Portfolio Manager and Research Analyst with The Cundill Division since September 2006. Mackenzie Cundill Investment Management Ltd. is one of the companies that comprises The Cundill Division of Mackenzie and, under a Memorandum of Understanding with Mackenzie, serves as the investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy Cundill Global Value Fund. Mr. Massie was with Cundill Investment Research Ltd. and prior to that, Peter Cundill and Associates Ltd., Vancouver since 1984, serving in a variety of capacities, most recently as a portfolio manager. Mr. Massie’s educational experience includes first year studies in the Business Program at Langara College, the Canadian Securities Course, Third Year Certified General Accountant (CGA) Program, and the Canadian Investment Manager Program (CIM).

Mr. Thompson has been Senior Vice President and Team Lead, Investments and Research of The Cundill Division since February 2009. He was with Bryant Asset Management, Menlo Park, California, as Managing Member from 2007 until February 2009 and prior to that, Southeastern Asset Management, London, England, from 1996 until 2007, where he served as Vice President. Mr. Thompson earned a BS in Business Administration from the University of North Carolina and an MBA from the University of Virginia. Mr. Thompson is a Chartered Financial Analyst.

Ivy Dividend Opportunities Fund and Ivy Energy Fund: David P. Ginther is primarily responsible for the day-to-day management of Ivy Dividend Opportunities Fund and Ivy Energy Fund. He has held his responsibilities for Ivy Dividend Opportunities Fund since its inception in July 2003 and for Ivy Energy Fund since its inception in April 2006. He is Senior Vice President of IICO and WRIMCO, Vice President of the Trust, and portfolio manager for other investment companies for which WRIMCO serves as investment manager, and has been an employee of WRIMCO since 1995. Mr. Ginther holds a BS degree in accounting from Kansas State University, and has earned the designation of Certified Public Accountant.

Ivy European Opportunities Fund: Thomas A. Mengel is primarily responsible for the day-to-day management of Ivy European Opportunities Fund and has held his Fund responsibilities since July 1, 2009, when IICO assumed direct investment management responsibilities of the Fund’s portfolio from Henderson Global Investors (North America) Inc., the Fund’s former investment subadvisor. He is Senior Vice President of IICO and WRIMCO and Vice President of the Trust. Mr. Mengel has been a portfolio manager for, and employee of, WRIMCO since May 1996, other than a leave from December 31, 2008 through June 30, 2009. He is a graduate of the University of Berlin with a degree in Business, Finance and Economics.

Ivy Global Bond Fund: Daniel J. Vrabac and Mark G. Beischel are primarily responsible for the day-to-day management of Ivy Global Bond Fund, and each has held his Fund responsibilities since the inception of the Fund in April 2008. Mr. Vrabac is Senior Vice President of IICO and WRIMCO, Vice President of the Trust and Vice President of other investment companies for which IICO and WRIMCO serve as investment manager. Mr. Vrabac has been an employee of WRIMCO since 1994. He earned a BA degree in economics from Duquesne University, and holds an MBA with emphasis on Investments and Finance from Indiana University.

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Mr. Beischel is Senior Vice President of IICO and WRIMCO and Vice President of the Trust, and Vice president of another investment company for which WRIMCO serves as investment manager. Mr. Beischel has served as assistant portfolio manager for investment companies managed by WRIMCO since 2000, and has been an employee of such since 1998. He earned a BA degree in Business Management from the University of Wisconsin at Eau Claire, and an MBA with emphasis in finance from the University of Denver. Mr. Beischel is a Chartered Financial Analyst.

Ivy Global Natural Resources Fund: Frederick Sturm, a Senior Vice President of Mackenzie, is primarily responsible for the day-to-day management of Ivy Global Natural Resources Fund. He has managed the Fund since its inception in January 1997. Mr. Sturm also is primarily responsible for the day-to-day management of Ivy Funds VIP Global Natural Resources, whose investment manager is WRIMCO. Mr. Sturm joined Mackenzie in 1983. He holds a degree in commerce and finance from the University of Toronto. Mr. Sturm is a Chartered Financial Analyst.

Ivy High Income Fund: Bryan C. Krug is primarily responsible for the day-to-day management of Ivy High Income Fund, and has held his Fund responsibilities since February 2006. He joined WRIMCO in 2001 as a high yield investment analyst and continues to support the high-yield investment team in this capacity. He is Senior Vice President of IICO and WRIMCO and Vice President of the Trust. Mr. Krug earned a BS in finance from Miami University, Richard T. Farmer School of Business.

Ivy International Balanced Fund and Ivy International Core Equity Fund: John C. Maxwell is primarily responsible for the day-to-day management of Ivy International Balanced Fund and Ivy International Core Equity Fund. He has held his responsibilities for Ivy International Balanced Fund since April 15, 2009, when IICO assumed direct investment management responsibilities of the Fund’s portfolio from Templeton Investment Counsel, LLC, the Fund’s former investment subadvisor and for Ivy International Core Equity Fund since January 2009. Mr. Maxwell is Senior Vice President of IICO and WRIMCO, Vice President of the Trust and also portfolio manager for Ivy Funds VIP International Value, whose investment manager is WRIMCO. He joined WRIMCO, an affiliate of IICO, in 1998 initially serving as an investment analyst and has served as assistant portfolio manager for funds managed by IICO and WRIMCO since July 2003 and as portfolio manager of Ivy International Core Equity Fund since February 2006. In 2004, Mr. Maxwell began assisting the international group of IICO as an investment analyst. Mr. Maxwell earned a BS degree from the University of Kentucky, and an MBA from the Johnson Graduate School of Management, Cornell University. He is a Chartered Financial Analyst.

Ivy International Growth Fund: Effective January 2009, F. Chace Brundige is primarily responsible for the day-to-day management of Ivy International Growth Fund. In 2003, he joined WRIMCO, an affiliate of IICO, as an assistant portfolio manager for the Large Cap Growth equity team, and became a portfolio manager in February 2006. He is Vice President of IICO and WRIMCO, Vice President of the Trust and portfolio manager for other investment companies managed by WRIMCO. Mr. Brundige holds a BS degree in finance from Kansas State University, and has earned an MBA with an emphasis in finance and accounting from the University of Chicago Graduate School of Business. Mr. Brundige is a Chartered Financial Analyst.

Ivy Large Cap Growth Fund: Daniel P. Becker and Philip J. Sanders are primarily responsible for the day-to-day management of Ivy Large Cap Growth Fund. Mr. Becker has held his Fund responsibilities since the inception of the Fund in June 2000. He is Senior Vice President of IICO and WRIMCO, Vice President of the Trust and Vice President of, and co-portfolio manager for, Waddell & Reed Advisors Vanguard Fund and Ivy Funds VIP Growth, for which WRIMCO serves as investment manager. Mr. Becker has been an employee of WRIMCO and its predecessor since October 1989, initially serving as an investment analyst, and has served as a portfolio manager for WRIMCO since January 1997. He earned a BS degree in Mathematical Economics from the University of Wisconsin, and holds an MS degree with an emphasis in Finance, Investments and Banking from the University of Wisconsin Graduate School of Business. Mr. Becker is a Chartered Financial Analyst.

Mr. Sanders has held his Fund responsibilities for Ivy Large Cap Growth Fund since June 2006. He joined WRIMCO in 1998, and has served as a portfolio manager for funds managed by WRIMCO since that time. He is Senior Vice President of WRIMCO and IICO, Vice President of the Trust and Vice President of, and co-portfolio manager for, Ivy Funds VIP Growth and Waddell & Reed Advisors Vanguard Fund, for which WRIMCO serves as investment manager. Mr. Sanders earned a BA in economics from the University of Michigan and an MBA from the University of North Carolina at Charlotte. He is a Chartered Financial Analyst.

Ivy Limited-Term Bond Fund: Mark Otterstrom is primarily responsible for the day-to-day management of the Ivy Limited-Term Bond Fund, and has held his Fund responsibilities since August 2008. Mr. Otterstrom is Senior Vice President of IICO and WRIMCO and Vice President of the Trust. He has served as portfolio manager for investment companies managed by WRIMCO since June 2000, and has been an employee of such since May 1987. Mr. Otterstrom earned a BS in finance from the University of Tulsa, and an MBA in finance from the University of Missouri at Kansas City. He is a Chartered Financial Analyst.

Ivy Managed European/Pacific Fund and Ivy Managed International Opportunities Fund: Michael L. Avery is primarily responsible for the day-to-day management of both the Ivy Managed European/Pacific Fund and the Ivy Managed International Opportunities Fund, and has held his Fund responsibilities since each Fund’s inception. He is also the portfolio manager for Ivy Asset Strategy Fund, and his biographical information is listed in the disclosure for Ivy Asset Strategy Fund.

Ivy Micro Cap Growth Fund: The WSA Investment Team is primarily responsible for the day-to-day management of Ivy Micro Cap Growth Fund. They have held their responsibilities for the Fund since its inception. The WSA Investment Team consists of William Jeffery III, Kenneth F. McCain, Paul J. Ariano, Paul K. LeCoq and Carl Wiese. Messrs. Jeffery and McCain are the Founding Principals of Wall Street Associates, and have worked together managing smaller capitalization growth equities for 33 years. Mr. Jeffery earned both a BA in Finance and an MBA from the University of Michigan. Mr. McCain earned a BA in Political Science and an MBA in Finance from the San Diego State University. Messrs. Ariano,

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Wiese and LeCoq each assumed their management responsibilities within the WSA Investment Team in January 2005, when they began co-managing, together with Messrs. Jeffery and McCain, another fund, Ivy Funds VIP Micro Cap Growth, a fund whose investment manager is WRIMCO, an affiliate of IICO. Mr. Ariano joined the firm in 1995 as an analyst and has been co-managing portfolios with Mr. Jeffery for the last several years. Mr. Ariano earned a BBA, Business Administration from the University of San Diego, and an MS in Finance from San Diego State University. Mr. Ariano is a CFA Charter holder. Mr. Wiese joined the firm in 2000. He earned a BA in Business Administration from the University of San Diego, and an MS in Finance from San Diego State University. Mr. Wiese is a CFA Charter holder. Mr. LeCoq joined the firm in 1999. He earned a BA in Economics from Pacific Lutheran University and an MBA in Finance from the University of Chicago.
Ivy Mid Cap Growth Fund: Kimberly A. Scott is primarily responsible for the day-to-day management of Ivy Mid Cap Growth Fund, and has held her Fund responsibilities since February 2001. She is Senior Vice President of IICO and WRIMCO, Vice President of the Trust and Vice President of other investment companies managed by WRIMCO. Ms. Scott joined WRIMCO in April 1999. She earned a BS in microbiology from the University of Kansas, and holds an MBA from the University of Cincinnati. Ms. Scott is a Chartered Financial Analyst.

Ivy Money Market Fund: Mira Stevovich is primarily responsible for the day-to-day management of the Ivy Money Market Fund, and has held her Fund responsibilities since the inception of the Fund. She is Vice President of IICO and WRIMCO, Vice President and Assistant Treasurer of the Trust, and Vice President and Assistant Treasurer of other investment companies for which WRIMCO serves as investment manager. Ms. Stevovich has served as the Portfolio Manager for investment companies managed by WRIMCO since May 1998 and has been an employee of WRIMCO and its predecessor since March 1987. Ms. Stevovich earned a BA degree from Colorado Women’s College. She holds an MA degree in Soviet and East European Studies and an MBA degree from the University of Kansas. Ms. Stevovich is a Chartered Financial Analyst.

Ivy Mortgage Securities Fund: Christopher R. Sebald and David W. Land are primarily responsible for the day-to-day management of Ivy Mortgage Securities Fund. Mr. Sebald has held his responsibilities since the inception of the Fund, and was the portfolio manager for the predecessor fund, Advantus Mortgage Securities Fund, Inc., since August 2003. He is also portfolio manager for Ivy Bond Fund, and his biographical information is listed in the disclosure for Ivy Bond Fund.

Mr. Land has held his responsibilities for Ivy Mortgage Securities Fund since April 2004. He also is portfolio manager for Ivy Bond Fund, and his biographical information is listed in the disclosure for Ivy Bond Fund.

Ivy Municipal Bond Fund: Bryan J. Bailey is primarily responsible for the day-to-day management of Ivy Municipal Bond Fund, and has held his Fund responsibilities since August 2008. Mr. Bailey was also the portfolio manager of this Fund from June 2000 to March 2007. He is Senior Vice President of IICO and WRIMCO, Vice President of the Trust, and Vice President of another investment company for which WRIMCO serves as investment manager. Mr. Bailey has served as portfolio manager for investment companies managed by WRIMCO since June 2000, and has been an employee of such since July 1993. Mr. Bailey earned a BS degree in business from Indiana University, and an MBA in financial management/statistics from the University of Chicago Graduate School of Business. He is a Chartered Financial Analyst.

Ivy Municipal High Income Fund: Michael J. Walls is primarily responsible for the day-to-day management of Ivy Municipal High Income Fund, and has held his Fund responsibilities since the inception of the Fund in May 2009. Mr. Walls is Vice President of IICO and WRIMCO, Vice President of the Trust, and a portfolio manager for another investment company for which WRIMCO serves as investment manager. He has served as a portfolio manager with IICO since March 2007, and has been an employee of WRIMCO since March 1999, joining the company as an investment analyst. He earned a BA in economics and German from Denison University, and an MBA with an emphasis in finance from Xavier University. Mr. Walls holds a Certificate of General Insurance.

Ivy Pacific Opportunities Fund: Frederick Jiang is primarily responsible for the day-to-day management of Ivy Pacific Opportunities Fund. Mr. Jiang has held his Fund responsibilities since February 2004, and had been assistant portfolio manager for the Fund since July 2003. He is Senior Vice President of IICO and WRIMCO and Vice President of the Trust. From July 1999 to July 2003, he served as an investment analyst for IICO and WRIMCO. Mr. Jiang holds a BA degree in Economics from the Central University of Finance and Economics, Beijing, China, and earned an MBA degree in Finance from New York University. Mr. Jiang is a Chartered Financial Analyst.

Ivy Real Estate Securities Fund: Joseph R. Betlej and Lowell R. Bolken are primarily responsible for the day-to-day management of Ivy Real Estate Securities Fund. Mr. Betlej has held his responsibilities since the inception of the Fund, and was the portfolio manager for the predecessor fund since February 1999. Mr. Betlej is Vice President and Investment Officer of Advantus Capital. He has been in the real estate industry since 1984 and has been with Advantus Capital since 1987. Mr. Betlej earned a BA in Architecture from the University of Minnesota and a MS in Real Estate Appraisal and Investment Analysis from the University of Wisconsin at Madison. He is a Chartered Financial Analyst.

Mr. Bolken has held his Fund responsibilities for Ivy Real Estate Securities Fund since April 2006. He has been an Associate Portfolio Manager with Advantus Capital since September 2005. From April 2001 to September 2005, he was Managing Director and Manager, Corporate Bond Research, RBC Dain Rauscher, Inc. Mr. Bolken is a Chartered Financial Analyst.

Ivy Science and Technology Fund: Zachary H. Shafran is primarily responsible for the day-to-day management of Ivy Science and Technology Fund, and has held his Fund responsibilities since February 2001. He is Senior Vice President of IICO and WRIMCO, Vice President of the Trust and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Shafran has served as a portfolio manager for investment companies managed by WRIMCO since January 1996. Mr. Shafran earned a BSBA degree in Business and an MBA from the University of Missouri at Kansas City.

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Ivy Small Cap Growth Fund: Timothy J. Miller is primarily responsible for the day-to-day management of Ivy Small Cap Growth Fund and has held his Fund responsibilities since April 1, 2010. Mr. Miller joined IICO and WRIMCO in February 2008 and has served as the portfolio manager for investment companies managed by WRIMCO or IICO since March 2008. He is Vice President of WRIMCO and IICO and Vice President of the Trust. Previous employment included serving as the primary portfolio manager of the Invesco Dynamics Fund from December 1993 through mid-2004, as the Chief Investment Officer of Invesco Funds Group, Inc. from July 2000 until July 2003, and as the Chief Investment Officer of the Denver Investment Center of Invesco North America from July 2003 until May 2004. Since May 2004, Mr. Miller has served on the Board of Trustees and the Finance Committee of Escuela de Guadalupe, a dual-language, kindergarten through fifth grade school serving children from low-income communities in Denver, Colorado, and has served on the Investment Committee of Regis Jesuit High School in Denver, Colorado, helping the school manage its endowment funds. Mr. Miller holds an M.B.A. from the University of Missouri-St. Louis and a B.S.B.A. from St. Louis University. He is a CFA Charter holder.

Ivy Small Cap Value Fund and Ivy Value Fund: Matthew T. Norris is primarily responsible for the day-to-day management of Ivy Small Cap Value Fund and Ivy Value Fund. He has held his responsibilities for Ivy Small Cap Value Fund since April 1, 2010 and has held his responsibilities for Ivy Value Fund since the inception of the Fund, and was the portfolio manager for the predecessor fund since July 2003. Mr. Norris is Senior Vice President of IICO and WRIMCO, Vice President of the Trust and Vice President of other investment companies for which WRIMCO serves as investment manager. In June 2005 he was named Director of Equity Research for IICO and WRIMCO. From January 2000 to June 2003, Mr. Norris was a Portfolio Manager for Advantus Capital Management, Inc. He joined Advantus Capital in December 1997, first serving as an Analyst and later as a Senior Analyst. He earned a BS degree from the University of Kansas, and an MBA from the University of Nebraska-Omaha. Mr. Norris is a Chartered Financial Analyst.

Ivy Tax-Managed Equity Fund: Sarah C. Ross is primarily responsible for the day-to-day management of Ivy Tax-Managed Equity Fund, and has held her Fund responsibilities since the inception of the Fund. Ms. Ross is Vice President of IICO and WRIMCO, an affiliate of IICO, Vice President of the Trust, and portfolio manager for another investment company for which WRIMCO serves as investment manager. She joined WRIMCO in October 2003 as an investment analyst, with industry responsibilities concentrated in biotechnology, healthcare equipment and supplies, pharmaceuticals, and life sciences tools and services. Ms. Ross became an assistant portfolio manager with the large cap growth equity team in February 2006. She holds a BS degree in business administration and a BA degree in French from John M. Olin School of Business, Washington University, St. Louis, Missouri, and also studied global finance, French society, international marketing and corporate law at Ecole Europeene Des Affaires A Paris, Paris, France. Ms. Ross is a Chartered Financial Analyst, a member of the CFA Institute and a member of the St. Louis Society of Financial Analysts.

Additional information regarding portfolio managers, including information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities is included in the SAI.

Other members of IICO’s investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to a Fund’s investments.

Your Account

CHOOSING A SHARE CLASS

Each class of shares offered in this Prospectus has its own sales charge, if any, and expense structure. The decision as to which class of shares of a Fund is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If you are investing a substantial amount and plan to hold your shares for a long time, Class A shares may be the most appropriate for you. If you are investing a lesser amount over a shorter term, you may want to consider Class B shares (if investing for at least seven years) or Class C shares (if investing for less than five years). Class B shares are not available for investments of $100,000 or more, and Class C shares are not available for investments of $1 million or more. Class E shares, Class I shares, Class R shares and Class Y shares are described below.

Since your objectives may change over time, you may want to consider another class when you buy additional Fund shares. All of your future investments in a Fund will be made in the class you select when you open your account, unless you inform the Fund otherwise, in writing, when you make a future investment.

General Comparison of Class A, Class B and Class C Shares
Class A	Class B1	Class C1
Initial sales charge	No initial sales charge	No initial sales charge
No deferred sales charge[2]	Deferred sales charge on shares you sell within six years after purchase	A 1% deferred sales charge on shares you sell within 12 months after purchase
Maximum distribution and service (12b-1) fees of 0.25%	Maximum distribution and service (12b-1) fees of 1.00%	Maximum distribution and service (12b-1) fees of 1.00%

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General Comparison of Class A, Class B and Class C Shares
Class A	Class B1	Class C1
	Converts to Class A shares eight years from the month in which the shares were purchased, thus reducing future annual expenses	Does not convert to Class A shares, so annual expenses do not decrease
For an investment of $1 million or more, only Class A shares are available	Shareholders investing $100,000 or more may not purchase Class B shares. Requests to purchase Class B shares by such shareholders will not be honored	Shareholders investing $1 million or more may not purchase Class C shares. Such requests to purchase Class C shares will automatically be treated as a request to purchase Class A shares

[1]	Class B and Class C shares of Ivy Money Market Fund are not available for direct investment.

[2]	A 1% CDSC is imposed on purchases of $1 million or more of Class A shares, at NAV, that are redeemed within 12 months of purchase.

Each Fund has adopted a Distribution and Service Plan (Plan) pursuant to Rule 12b-1 under the 1940 Act for each of its Class A, Class B, Class C, Class E, Class R and Class Y shares, except that Ivy Money Market Fund Class A and Class E shares do not have a Plan. Such Plans permit the Funds to pay marketing and other fees to support both the sale and distribution of each Class of shares as well as the services provided to shareholders by their financial advisors or financial intermediaries. Under the Class A Plan, a Fund may pay IFDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Class A shares. This fee is to compensate IFDI for, either directly or through third parties, distributing the Fund’s Class A shares, providing personal service to Class A shareholders and/or maintaining Class A shareholder accounts. Under the Class B Plan and the Class C Plan, each Fund may pay IFDI, on an annual basis, a maximum service fee of 0.25% of the average daily net assets of that class to compensate IFDI for, either directly or through third parties, providing personal service to shareholders of that class and/or maintaining shareholder accounts for that class and a maximum distribution fee of up to 0.75% of the average daily net assets of that class to compensate IFDI for, either directly or through third parties, distributing shares of that class. No payment of the distribution fee will be made, and no deferred sales charge will be paid, to IFDI by any Fund if, and to the extent that, the aggregate distribution fees paid by the Fund and the deferred sales charges received by IFDI with respect to the Fund’s Class B or Class C shares would exceed the maximum amount of such charges that IFDI is permitted to receive under the rules of the Financial Industry Regulatory Authority, Inc. (FINRA) rules as then in effect. Under the Class E Plan, a Fund may pay IFDI a fee of 0.25%, on an annual basis, of the average daily net assets of the Class E shares. This fee is to compensate IFDI for, either directly or through third parties, distributing the Fund's Class E shares, providing personal service to Class E shareholders and/or maintaining Class E shareholder accounts. The amounts shall be payable to IFDI daily or at such other intervals as the Board may determine. Under the Class R Plan, each Fund is authorized to pay IFDI an amount not to exceed 0.50%, on an annual basis, of the average daily net assets of the Fund's Class R shares to compensate IFDI for, either directly or through third parties, distributing the Class R shares of that Fund, providing personal service to Class R shareholders and/or encouraging and fostering the maintenance of shareholder accounts of the Class R shares of a Fund. The amounts shall be payable to IFDI daily or at such other intervals as the Board may determine. Under the Class Y Plan, each Fund may pay IFDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Fund’s Class Y shares to compensate IFDI for, either directly or through third parties, distributing the Class Y shares of that Fund, providing service to Class Y shareholders and/or maintaining Class Y shareholder accounts. Class I shares do not have a Plan.

Since these fees are paid out of a Fund’s assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and Class C shares may result in a lower NAV than Class A shares and may cost you more over time than paying the initial sales charge for Class A shares. All or a portion of these fees may be paid to your financial advisor.

Since Class E fees are paid out of a Fund's assets or income on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. Because Class R fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. All or a portion of these fees may be paid to your financial advisor or financial intermediary.

Class A shares

Class A shares are subject to an initial sales charge when you buy them (other than Ivy Money Market Fund), based on the amount of your investment, according to the tables below. As noted, Class A shares that have a Plan pay an annual 12b-1 fee of up to 0.25% of average Class A net assets, except Class A shares of Ivy International Growth Fund issued prior to January 1, 1992 are not subject to an ongoing 12b-1 fee. The annual 12b-1 fee for Class A shares of Ivy International Growth Fund may equal up to 0.25% of net assets attributable to outstanding shares issued on or after January 1, 1992. Since the calculation of the annual 12b-1 fee does not take into account shares outstanding prior to January 1, 1992, this arrangement results in a rate of 12b-1 fee that is lower than 0.25% of the net assets attributable to outstanding Class A shares of the Fund. The ongoing expenses of Class A shares are lower than those for Class B or Class C shares and typically higher than those for Class Y shares or Class I shares.

Class E shares are subject to an initial sales charge (other than Ivy Money Market Fund) when purchased for your InvestEd Plan account, based on the amount of your investment, according to the tables below. As noted, Class E shares that have a Plan pay an annual 12b-1 fee of 0.25% of average Class E net assets.

InvestEd 529 Plan

The InvestEd Plan (InvestEd Plan) was established under the Arizona Family College Savings Program (the Program). The Program was established by the State of Arizona as a qualified state tuition program in accordance with Section 529 of the Internal Revenue Code of 1986, as

Prospectus	171

amended (Code). Waddell & Reed, Inc., the program manager for the InvestEd Plan, is offering the InvestEd Plan to Arizona residents as well as to residents of other states.

Contributions to InvestEd Plan accounts may be invested in shares of certain of the Funds, which are held in the name and for the benefit of the Arizona Commission for Postsecondary Education in its capacity as Trustee of the Program. Class E shares purchased with contributions for a particular InvestEd Plan account are allocable to that account and will be redeemed to effect withdrawals requested by the InvestEd Plan account owner, as further described in this prospectus. Accounts opened through the InvestEd Plan are not insured by the State of Arizona, and neither the principal invested nor the investment return is guaranteed by the State of Arizona. InvestEd Plan accounts are subject to applicable Federal, state and local tax laws and the laws, rules and regulations governing the Program. Any changes in such laws, rules or regulations may affect participation in, and the benefits of, the InvestEd Plan. The InvestEd Plan may be modified in response to any such changes.

Please read the Program Overview and InvestEd Account Application carefully before investing. Class E shares are only available for investment through a qualified state tuition program in accordance with Section 529 of the Code (529 Plan).

Calculation of Sales Charges on Class A and Class E Shares

For all Funds except for Ivy Limited-Term Bond Fund, Ivy Municipal Bond Fund and Ivy Municipal High Income Fund
Size of Purchase	Sales Charge as Percent of Offering Price[1]	Sales Charge as Approx. Percent of Amount Invested	Reallowance to Dealers as Percent of Offering Price
under $100,000	5.75%	6.10%	5.00%
$100,000 to less than $200,000	4.75	4.99	4.00
$200,000 to less than $300,000	3.50	3.63	2.80
$300,000 to less than $500,000	2.50	2.56	2.00
$500,000 to less than $1,000,000	1.50	1.52	1.20
$1,000,000 and over[2]	0.00	0.00	see below

Ivy Limited-Term Bond Fund (for Class A and Class E shares)
Size of Purchase	Sales Charge as Percent of Offering Price[1]	Sales Charge as Approx. Percent of Amount Invested	Reallowance to Dealers as Percent of Offering Price
under $250,000	2.50%	2.56%	2.00%
$250,000 and over[2]	0.00	0.00	see below

Ivy Municipal Bond Fund and Ivy Municipal High Income Fund (for Class A shares only)
Size of Purchase	Sales Charge as Percent of Offering Price[1]	Sales Charge as Approx. Percent of Amount Invested	Reallowance to Dealers as Percent of Offering Price
under $100,000	4.25%	4.44%	3.60%
$100,000 to less than $300,000	3.25	3.36	2.75
$300,000 to less than $500,000	2.50	2.56	2.00
$500,000 to less than $1,000,000	1.50	1.52	1.20
$1,000,000 and over[2]	0.00	0.00	see below

[1]

Due to the rounding of the NAV and the offering price of a fund to two decimal places, the actual sales charge percentage calculated on a particular purchase may be higher or lower than the percentage stated above.

[2]

No sales charge is payable at the time of purchase on investments of $1 million or more ($250,000 or more for Ivy Limited-Term Bond Fund), although for such investments the Fund will impose a CDSC of 1.00% on certain redemptions made within 12 months of the purchase. The CDSC is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in NAV above the initial purchase price.

IFDI may pay broker-dealers up to 1.00% on investments made in Class A or Class E shares with no initial sales charge.

IFDI or its affiliates may pay additional compensation from its own resources to broker-dealers based upon the value of shares of a Fund owned by the broker-dealer for its own account or for its customers, including compensation for shares of the Funds purchased by customers of such broker-dealers without payment of a sales charge. Please see “Additional Compensation to Intermediaries” for more information.

172	Prospectus

Sales Charge Reductions

For purposes of the following disclosure regarding Rights of Accumulation, Letter of Intent and Account Grouping, Class E shares held in your InvestEd Plan are treated as shares held by you directly.

Lower sales charges on the purchase of Class A or Class E shares are available by:

■

Rights of Accumulation: combining the value of additional purchases of shares of any of the funds in the Ivy Family of Funds and/or Waddell & Reed InvestEd Portfolios with the NAV of Class A, Class B, Class C or Class E shares already held in your account or in an account eligible for grouping with your account (see “Account Grouping” below). To be entitled to Rights of Accumulation, you must inform IFDI that you are entitled to a reduced sales charge and provide IFDI with the name and number of the existing account(s) with which your purchase may be combined. The reduced sales charge is applicable only to the new purchase. It is not retroactive to shares already held in your account or in an account eligible for grouping with your account. Your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (including reinvested dividends and capital gain distributions, but excluding capital appreciation) less any withdrawals.

■

Letter of Intent: grouping all purchases of the funds referenced above, made during a thirteen-month period pursuant to a Letter of Intent (LOI). By signing a LOI, which is available from IFDI, you indicate an intention to invest, over a thirteen-month period, a dollar amount sufficient to qualify for a reduced sales charge. In determining the amount which you must invest in order to qualify for a reduced sales charge under the LOI, your Class A, Class B, Class C or Class E shares already held in the same account in which the purchase is being made or in any account eligible for grouping with that account, as described in “Account Grouping” below, will be included. Purchases made during the thirty (30) calendar days prior to receipt by Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Funds' transfer agent, of a properly completed LOI will be considered for purposes of determining whether a shareholder has satisfied the LOI. If IFDI reimburses the sales charge for purchases prior to receipt by WISC of an LOI, the thirteen-month LOI period will be deemed to have commenced on the date of the earliest purchase within the 30 calendar days prior to receipt by WISC of the LOI.

■

Account Grouping: grouping purchases by certain related persons. For the purpose of taking advantage of the lower sales charges available for large purchases, a purchase of Class A or Class E shares in any account that you own may be grouped with the current account value of purchased Class A, Class B, Class C and/or Class E shares in any other account that you may own, or in accounts of household members of your immediate family (spouse and children under 21). Please note that grouping is allowed only for a) accounts of the owner that have the same address or Social Security or other taxpayer identification number, and b) accounts of immediate family members living (or maintaining a permanent address) in the same household as the owner. Please review the SAI for additional information regarding Account Grouping. For purposes of account grouping, an individual’s domestic partner may be treated as his or her spouse.

With respect to purchases under retirement plans:

1.	All purchases of Class A shares made under an employee benefit plan described in Section 401 of the Code (Qualified Plan) that is maintained by an employer and all plans of any one employer or affiliated employers will also be grouped. All Qualified Plans of an employer who is a franchisor and those of its franchisee(s) may also be grouped.

2.	All purchases of Class A shares made under a simplified employee pension plan (SEP), Savings Incentive Match Plan for Employees (SIMPLE IRA), or similar arrangement adopted by an employer or affiliated employers may be grouped, if grouping is elected by the employer when the plan is established. Alternatively, the employer may elect that purchases made by individual employees under such plan also be grouped with other accounts of the individual employees. If evidence of either election is not received by IFDI, purchases will be grouped at the plan level.

3.	All purchases of Class A shares made by you or your spouse for your or your spouse’s IRAs, salary reduction plan accounts under Section 457 of the Code, or Code Section 403(b) tax-sheltered accounts may be grouped, as well as your or your spouse’s Keogh plan accounts, provided that you and your spouse are the only participants in the Keogh plan.

In order for an eligible purchase to be grouped, you must advise IFDI at the time the purchase is made that it is eligible for grouping and identify the accounts with which it may be grouped.

Shares of Ivy Money Market Fund are not eligible for either Rights of Accumulation or Letter of Intent privileges, unless such shares have been acquired by exchange for Class A or Class E shares on which a sales charge was paid, or as a dividend or distribution on such acquired shares.

If you are investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described above, you may be eligible to buy Class A or Class E shares without a sales charge. However, you may be charged a CDSC of 1.00% on any shares purchased without a sales charge that you sell within the first 12 months of owning them. This CDSC may be waived under certain circumstances, as noted in this Prospectus. Your financial advisor or a Client Services representative can answer your questions and help you determine if you are eligible.

For clients of Waddell & Reed, Inc. (Waddell & Reed) and Legend Equities Corporation (Legend), the grouping privileges described above also apply to the corresponding classes of shares of funds in the Waddell & Reed Advisors Family of Funds.

Sales Charge Waivers for Certain Investors

Class A shares may be purchased at NAV by:

■	Shareholders investing through certain investment advisers and broker-dealers in brokerage or advisory accounts, wrap accounts and asset allocation programs that charge asset-based fees

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■

Current or retired Trustees of the Trust (or retired directors or trustees of any entity to which the Trust or a Fund is the successor), directors of affiliated companies of the Trust, or of any affiliated entity of IFDI, current and certain retired employees of IFDI and its affiliates, current and certain retired financial advisors of Waddell & Reed and its affiliates and the spouse, children, parents, children’s spouses and spouse’s parents of each (including purchases into certain retirement plans and certain trusts for these individuals), and the employees of financial advisors of Waddell & Reed

■

Minnesota Life Trustees and officers, Directors, or any affiliated entity of Minnesota Life, employees of Minnesota Life, Securian/CRI Financial Advisors, their respective spouses, children, parents, children’s spouses and spouse’s parents of each, including purchases into certain retirement plans and certain trusts for these individuals

■

Employees, and their immediate family members (spouse, children, parents, children’s spouses and spouse’s parents), associated with unaffiliated registered investment advisers with which IICO has entered into sub-advisory agreements.

■	Participants in a 401(k) plan or a 457 plan having 100 or more eligible employees, and the shares are held in individual plan participant accounts on the Fund’s records

■	Shareholders/participants reinvesting into any account the proceeds of redemptions of eligible retirement accounts invested in Y shares

■

Participants in a 401(a) plan having 100 or more eligible employees, and the shares are held in individual plan participant accounts on the Fund’s records and are segregated from any other retirement plan assets

■	Participants in a 401(a) plan or 457 plan that invest in the Ivy Family of Funds through a third party platform or agreement

■

Shareholders reinvesting into any other account they own, the proceeds from mandatory redemptions of shares made to satisfy required minimum distributions after age 70 1/2 from a Qualified Retirement Plan, an IRA, a Keogh plan or a trust or custodial account under Sections 457(b) or 403(b)(7) of the Code

■

Shareholders/participants reinvesting into any other account, the proceeds from mandatory redemptions of shares made to satisfy required minimum distributions after age 70 1/2 from a retirement plan where Fiduciary Trust Company of New Hampshire is custodian, provided such reinvestment is made within 60 calendar days of receipt of the required minimum distribution

■

The Merrill Lynch Daily K Plan (the “Plan”), provided the Plan has at least $3 million in assets or over 500 or more eligible employees. Class B shares of the Funds are made available to Plan participants at NAV without a CDSC if the Plan has less than $3 million in assets or fewer than 500 eligible employees. For further information see “Group Systematic Investment Program” in the SAI

■

Shareholders investing through direct transfers from the Waddell & Reed Advisors Retirement Plan, offered and distributed by Nationwide Investment Services Corporation through Nationwide Trust Company, FSB, or from the Waddell & Reed Advisors Express Plan, Select Plan, and Advantage Plan offered and distributed by Securian Retirement Services, a business unit of Minnesota Life Insurance Company

■

Sales representatives, and their immediate family members (spouse, children, parents, children’s spouses and spouse’s parents), associated with unaffiliated third party broker/dealers with which IFDI has entered into selling agreements

■	Clients investing via a Managed Allocation Portfolio (MAP) or Strategic Portfolio Allocation (SPA) program available through Waddell & Reed

For purposes of determining sales at NAV, an individual’s domestic partner may be treated as his or her spouse.

Class E shares may be purchased at NAV by:

■	Shareholders investing through certain investment advisers and broker-dealers in fee-based brokerage or advisory accounts, wrap accounts and asset allocation programs that charge asset-based fees

■

Current or retired Trustees of the Trust (or retired directors or trustees of any entity to which the Trust or a Fund is the successor), directors of affiliated companies of the Trust, or of any affiliated entity of IFDI, current and certain retired employees of IFDI and its affiliates, current and certain retired financial advisors of Waddell & Reed and its affiliates and the spouse, children, parents, children’s spouses and spouse’s parents of each (including purchases into certain retirement plans and certain trusts for these individuals), and the employees of financial advisors of Waddell & Reed

■

Clients who transferred their 529 Plan accounts from the Arizona Family College Savings Program sponsored by Securities Management and Research, Inc. (SM&R) to the InvestEd Plan Sponsored by Waddell & Reed, Inc. due to the closing of the SM&R-sponsored 529 Plan, and who established their SM&R-sponsored Plans directly through SM&R rather than through a financial intermediary and qualified for NAV pricing through SM&R

■

Sales representatives, and their immediate family members (spouse, children, parents, children's spouses and spouse's parents), associated with unaffiliated third party broker-dealers with which IFDI has entered into selling agreements

■

Employees, and their immediate family members (spouse, children, parents, children's spouses and spouse's parents), associated with unaffiliated registered investment advisers with which IICO has entered into sub-advisery agreements.

For purposes of determining sales at NAV, an individual's domestic partner may be treated as his or her spouse.

174	Prospectus

Sales Charge Waivers for Certain Transactions

Class A or Class E shares may be purchased at NAV through:

■

Exchange of Class A or Class E shares of any fund in the Ivy Family of Funds or shares of Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed and Legend, Class A shares of any fund in the Waddell & Reed Advisors Funds if (i) a sales charge was previously paid on those shares, (ii) the shares were received in exchange for shares on which a sales charge was paid or (iii) the shares were acquired from reinvestment of dividends and other distributions paid on such shares

■

Reinvestment once each calendar year of all or part of the proceeds of redemption of your Class A shares into the same Fund and account from which it had been redeemed, if the reinvestment is made within 60 calendar days of the Fund’s receipt of your redemption request.

■

Reinvestment once each calendar year of all or part of the proceeds of redemption of your Class E shares into Class E shares of the same Fund and account, if the reinvestment is made within 60 calendar days of the Fund's receipt of your redemption request. The reinvestment into Class E shares will be treated as a new contribution.

■

Payments of Principal and Interest on Loans made pursuant to a 401(a) plan (for Class A shares only), (i) if such loans are permitted by the plan and the plan invests in shares of the same Fund and (ii) a sales charge was previously paid on those shares.

Information about the purchase of Fund shares, applicable sales charges and sales charge reductions and waivers is also available, free of charge, at www.ivyfunds.com, including hyperlinks to facilitate access to this information. You will also find more information in the SAI about sales charge reductions and waivers.

Contingent Deferred Sales Charge

A CDSC may be assessed against your redemption amount of Class B, Class C or certain Class A or Class E shares and paid to IFDI, as further described below. The purpose of the CDSC is to compensate IFDI for the costs incurred by it in connection with the sale of the Fund’s Class B or Class C shares or certain Class A or Class E shares. IFDI pays 4.00% of the amount invested to Legend and other third-party broker-dealers who sell Class B shares and pays 1.00% of the amount invested to Legend and other third-party broker-dealers who sell Class C shares of certain funds.

The CDSC will not be imposed on shares representing payment of dividends or other distributions and will be assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in NAV above the initial purchase price. In order to determine the applicable CDSC, if any, all purchases are totaled and considered to have been made on the first day of the month in which the purchase was made.

To keep your CDSC as low as possible, each time you place a request to redeem shares, the Fund assumes that a redemption is made first of shares not subject to a CDSC (including shares that represent reinvested dividends and other distributions), and then of shares that represent the lowest sales charge.

Unless instructed otherwise, when requested to redeem a specific dollar amount, a Fund will redeem additional shares of the applicable class that are equal in value to the CDSC. For example, should you request a $1,000 redemption and the applicable CDSC is $27, the Fund will redeem shares having an aggregate NAV of $1,027, absent different instructions. The shares redeemed for payment of the CDSC are not subject to a CDSC.

Class B shares

Class B shares are not subject to an initial sales charge when you buy them. However, you may pay a CDSC if you sell your Class B shares within six years of their purchase, based on the table below. As noted earlier, Class B shares pay a maximum annual 12b-1 service fee of 0.25% of average net assets and a maximum annual distribution fee of 0.75% of average net assets. Over time, these fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares. Class B shares, and any reinvested dividends and other distributions paid on such shares, automatically convert to Class A shares, on a monthly basis, eight years after the end of the month in which the shares were purchased. Such conversion will be on the basis of the relative NAVs per share, without the imposition of any sales load, fee or other charge. The conversion from Class B shares to Class A shares is not considered a taxable event for Federal income tax purposes.

The Fund will redeem your Class B shares at their NAV next calculated after receipt of a written request for redemption in good order, subject to the CDSC identified below.

CDSC on Shares Sold Within Year	As % of Amount Subject to Charge
1	5.0%
2	4.0%
3	3.0%
4	3.0%
5	2.0%
6	1.0%
7+	0.0%

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In the table, a year is a 12-month period. In order to determine the applicable CDSC, if any, all purchases are totaled and considered to have been made on the first day of the month in which the purchase was made. For example, if a shareholder opens an account on April 9, 2010, then redeems all Class B shares on April 6, 2011, the shareholder will pay a CDSC of 4.00%, the rate applicable to redemptions made within the second year of purchase.

Shareholders who are eligible to purchase Class A shares at a reduced sales charge due to the breakpoints available on a purchase of $100,000 or more of Class A shares, or through Rights of Accumulation, a Letter of Intent or grouping purchases by certain related persons may not purchase Class B shares. In such case, requests to purchase Class B shares will not be accepted. The Fund will not apply the limitation to Class B share purchases made by shareholders whose shares are held in an omnibus account on any of the Funds’ records, and it will be the responsibility of the broker-dealer holding the omnibus account to apply the limitation for such purchases.

As noted earlier, Class B shares of Ivy Money Market Fund are not available for direct investment.

Class C shares

Class C shares are not subject to an initial sales charge when you buy them, but if you sell your Class C shares within 12 months after purchase, you may pay a 1.00% CDSC, which will be applied to the lesser of amount invested or redemption value of the shares redeemed. As noted above, Class C shares pay a maximum annual 12b-1 service fee of 0.25% of average net assets and a maximum annual distribution fee of 0.75% of average net assets. Over time, those fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares. Class C shares do not convert to any other class; therefore, if you anticipate holding the shares for five years or longer, Class C shares may not be appropriate.

Shareholders who are investing $1 million through a sales charge reduction feature, including a shareholder eligible to purchase Class A shares at no sales charge due to the breakpoints available on a purchase of $1 million or more of Class A shares, or through Rights of Accumulation, a Letter of Intent or grouping purchases by certain related persons may not purchase Class C shares. In such case, requests to purchase Class C shares will automatically be treated as a request to purchase Class A shares. The Fund will not apply the limitation to Class C share purchases made by shareholders whose shares are held in an omnibus account on any of the Funds’ records and it will be the selling broker-dealer’s responsibility to apply the limitation for such purchases.

As noted earlier, Class C shares of Ivy Money Market Fund are not available for direct investment.

The CDSC for Class B or Class C shares and for Class A shares that are subject to a CDSC will not apply in the following circumstances:

■

redemptions of shares requested within one year of the shareholder’s death or disability, provided the Fund is notified of the death or disability at the time of the request and furnished proof of such event satisfactory to the Funds' transfer agent

■

redemptions of shares made to satisfy required minimum distributions after age 70 1/2 from a Qualified Retirement Plan, an IRA, a Keogh plan or a trust or custodial account under Section 457(b) or 403(b)(7) of the Code, a tax-free return of an excess contribution, or that otherwise results from the death or disability of the employee, as well as in connection with redemptions by any tax-exempt employee benefit plan for which, as a result of subsequent law or legislation, the continuation of its investment would be improper

■

redemptions of shares purchased by current or retired Trustees of the Trust (or retired directors or trustees of any entity to which the Trust or a Fund is the successor), directors of affiliated companies of the Trust, or of any affiliated entity of IFDI, current and certain retired employees of IFDI and its affiliates, current and certain retired financial advisors of Waddell & Reed and its affiliates, and the spouse, children, parents, children’s spouses and spouse’s parents (including redemptions from certain retirement plans and certain trusts for these individuals), and the employees of financial advisors of Waddell & Reed

■

redemptions of shares made pursuant to a shareholder’s participation in the systematic withdrawal service offered by the Fund, subject to the limitations on the service as further disclosed in the SAI (the service and this exclusion from the CDSC do not apply to a one-time withdrawal)

■	redemptions the proceeds of which are reinvested within 60 calendar days in shares of the same class of the Fund as that redeemed

■

Class B shares of the Funds are made available to Merrill Lynch Daily K Plan participants at NAV without a CDSC if the Plan has less than $3 million in assets or fewer than 500 eligible employees. For further information see “Group Systematic Investment Program” in the SAI

■

for Class C shares, redemptions made by shareholders that have purchased shares of the Fund through certain group plans that have selling agreements with IFDI and that are administered by a third party and/or for which brokers not affiliated with IFDI provide administrative or recordkeeping services

■	for clients of third party broker-dealers, redemptions of Class C shares for which the selling broker-dealer was not paid an up-front commission by IFDI

■

redemptions of Fund shares, the proceeds of which are sent directly by the Fund to an insurance company or its agent for investment in any of the Waddell & Reed Advisors Funds and/or Ivy Family of Funds, as directed by the redeeming shareholder, through retirement plan accounts held in the Waddell & Reed Advisors Retirement Plan, offered and distributed by Nationwide Investment Services Corporation through Nationwide Trust Company, FSB, or from the Waddell & Reed Advisors Express Plan, Select Plan and Advantage Plan offered and distributed by Securian Retirement Services, a business unit of Minnesota Life Insurance Company

176	Prospectus

■	the exercise of certain exchange privileges

■	redemptions effected pursuant to the Fund’s right to liquidate a shareholder’s account if the aggregate NAV of the shares is less than $500, or, for Ivy Money Market Fund, less than $250

■	redemptions effected by another registered investment company by virtue of a merger or other reorganization with the Fund

These exceptions may be modified or eliminated by a Fund at any time without prior notice to shareholders, except with respect to redemptions effected pursuant to the Fund’s right to liquidate a shareholder’s shares, which may require certain notice.

The CDSC for Class E shares that are subject to a CDSC will not apply in the following circumstances:

■

redemptions of shares requested within one year of the InvestEd Plan account holder's death or disability, provided the Fund is notified of the death or disability at the time of the request and furnished proof of such event satisfactory to the Funds' transfer agent

■

redemptions of shares purchased for InvestEd Plan accounts held by current or retired Trustees of the Trust (or retired directors or trustees of any entity to which the Trust or a Fund is the successor), directors of affiliated companies of the Trust, or of any affiliated entity of IFDI, current and certain retired employees of IFDI and its affiliates, current and certain retired financial advisors of Waddell & Reed and its affiliates, and the spouse, children, parents, children’s spouses and spouse’s parents (including redemptions from certain retirement plans and certain trusts for these individuals), and the employees of financial advisors of Waddell & Reed

■

redemptions of shares for the purpose of complying with the excess contribution limitations prescribed by the Program if the excess contributions are rolled over to another InvestEd Plan account for a different Designated Beneficiary

■	redemptions the proceeds of which are reinvested within 60 days in shares of the same class of the Fund as that redeemed

■

redemptions made by shareholders that have purchased shares of the Fund through certain group plans that have selling agreements with IFDI and that are administered by a third party and/or for which brokers not affiliated with IFDI provide administrative or recordkeeping services

■	the exercise of certain exchange privileges

■	redemptions effected pursuant to the Fund's right to liquidate a shareholder's account if the aggregate NAV of the shares is less than $500, or less than $250 for Ivy Money Market Fund

These exceptions may be modified or eliminated by a Fund at any time without prior notice to shareholders, except with respect to redemptions effected pursuant to the Fund's right to liquidate a shareholder's shares, which may require certain notice.

Class I shares

Class I shares are sold without any front-end sales load or contingent deferred sales charges. Class I shares do not pay an annual 12b-1 distribution and/or service fee. Class I shares are only available for purchase by:

■	fund of funds

■

participants of employee benefit plans established under Section 403(b) or Section 457 of the Code, or qualified under Section 401, of the Code, including 401(k) plans if the value of the plan exceeds $10,000,000, when the shares are held in an omnibus account on the Fund’s records, and an unaffiliated third party provides administrative and/or other support services to the plan

■	certain financial intermediaries that charge their customers transaction fees with respect to their customers’ investments in the Funds

■	endowments, foundations, corporations and high net worth individuals using a trust or custodial platform

■

investors participating in ‘wrap fee’ or asset allocation programs or other fee-based arrangements sponsored by nonaffiliated broker-dealers and other financial institutions that have entered into agreements with IFDI

■	participants of the Waddell & Reed Financial, Inc. Retirement Plans

Plan sponsors, plan fiduciaries and other financial intermediaries may choose to impose qualification requirements for plans that differ from the Funds’ share class eligibility standards. In certain cases this could result in the selection of a share class with higher service and distribution-related fees than those of another class available under the Fund’s share class eligibility criteria. The Funds and IFDI are not responsible for, and have no control over, the decision of any plan sponsor, plan fiduciary or financial intermediary to impose such differing requirements. Please consult with your plan sponsor, plan fiduciary or financial intermediary for more information about available share classes as not all share classes may be made available.

Class R shares

Class R shares are sold without any front-end sales load or contingent deferred sales charges.

Class R shares are generally only available to employee benefit plans, including, but not limited to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans. At the time of the initial investment, including conversions of existing plans, if the size of the plan exceeds $50 million, only Class Y and Class I shares are available for investment. Class R shares are also generally sold through, and held by, unaffiliated third parties whose platforms provide administrative, distributive and/or other support services to the plan investing in the Class R shares. Class R shares are generally available where

Prospectus	177

plan level or omnibus accounts (and not individual participant accounts) are shown on the books of a Fund. Class R shares are generally not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings accounts, owner-only 401(k)s, SEPs, SARSEPs, SIMPLE IRAs, individual 403(b) plans and 529 accounts.

Plan sponsors, plan fiduciaries and other financial intermediaries may choose to impose qualification requirements for plans that differ from the Funds' share class eligibility standards. In certain cases this could result in the selection of a share class with higher service and distribution-related fees than otherwise would have been charged. The Funds and IFDI are not responsible for, and have no control over, the decision of any plan sponsor, plan fiduciary or financial intermediary to impose such differing requirements. Please consult with your plan sponsor, plan fiduciary or financial intermediary for more information about available share classes as not all share classes may be made available.

Class Y shares

Class Y shares are not subject to a sales charge. Class Y shares do however pay an annual 12b-1 distribution and/or service fee of up to 0.25% of average net assets. Class Y shares are only available for purchase by:

■

participants of employee benefit plans established under Section 403(b) or Section 457 of the Code, or qualified under Section 401 of the Code, including 401(k) plans for which an unaffiliated third party provides administrative, distribution and/or other support services to the plan

■

shareholders investing in fee-based brokerage or advisory accounts, wrap accounts and asset allocation programs that charge asset-based fees, through certain investment advisers and broker-dealers, including banks, trust institutions, investment fund administrators and other third parties investing for their own accounts or for the accounts of their customers, and for which entity an unaffiliated third party provides administrative, distribution and/or other support services

■

government entities or authorities and corporations whose investment within the first 12 months after initial investment is $10 million or more and to which entity an unaffiliated third party provides certain administrative, distribution and/or other support services

Plan sponsors, plan fiduciaries and other financial intermediaries may choose to impose qualification requirements for plans that differ from the Funds’ share class eligibility standards. In certain cases this could result in the selection of a share class with higher service and distribution-related fees than those of another class available under the Fund’s share class eligibility criteria. The Funds and IFDI are not responsible for, and have no control over, the decision of any plan sponsor, plan fiduciary or financial intermediary to impose such differing requirements or to select a particular class. Please consult with your plan sponsor, plan fiduciary or financial intermediary for more information about available share classes as not all share classes may be made available under your plan.

Additional Compensation to Intermediaries

Your financial advisor and the financial intermediary with which your advisor is affiliated typically will receive compensation when you buy and/or hold Fund shares. The source of that compensation may include the sales load, if any, that you pay as an investor; and/or the 12b-1 fee, if applicable, paid by the class of shares of the Fund that you own. As well, IFDI may have agreements with financial intermediaries which provide for one or more of the following: fees paid by IFDI to such intermediaries based on a percentage of assets and/or a fixed amount per shareholder account; networking and/or sub-accounting fees paid by the Funds; and/or other payments by IFDI and/or its affiliates, from their own resources. The amount and type of compensation that your financial advisor or intermediary receives will vary based upon the share class you buy, the value of those shares and the compensation practices of the intermediary. Compensation to the intermediary generally is based on the value of shares of the Funds owned by the intermediary for its own account or for its clients and may also be based on the gross and/or net sales of the Fund shares attributable to the intermediary. That compensation recognizes the distribution, administrative, promotional and other services provided by the intermediary, and may be required by the intermediary in order for the Ivy Family of Funds to be available for sale by the intermediary. The rate of compensation depends upon various factors, including but not limited to the intermediary’s established policies and prevailing practices in different segments of the financial services industry. In addition, an intermediary may maintain omnibus accounts or similar arrangements with a Fund for consolidated holdings of Fund shares by its clients, and may receive payments from IFDI or its affiliates, or the Funds, for providing related recordkeeping and other services.

IFDI may also compensate an intermediary and/or financial advisor for IFDI’s participation in various activities sponsored and/or arranged by the intermediary, including but not limited to programs that facilitate educating financial advisors and/or their clients about various topics, including the Funds. IFDI may also pay, or reimburse, an intermediary for certain other costs relating to the marketing of the Funds. The rate of compensation depends upon various factors, including but not limited to the nature of the activity and the intermediary’s established policies.

Compensation arrangements such as those described above are undertaken, among other reasons, to help secure and maintain appropriate availability, visibility and competitiveness for the Funds, such that they may be widely available and have the capacity to grow and potentially gain economies of scale for Fund shareholders. Please consult the SAI for additional information regarding compensation arrangements with intermediaries.

Potential Conflicts of Interest

The Distributor of the Funds, IFDI, is a corporate affiliate of Waddell & Reed. Waddell & Reed offers shares of the Funds through a distribution agreement with IFDI. The following paragraphs disclose certain potential conflicts of interest in connection with the offering of the Funds by Waddell & Reed.

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Waddell & Reed is a retail broker-dealer and is the principal underwriter and distributor of the funds within Waddell & Reed Advisors Funds and certain other mutual funds. Waddell & Reed financial advisors sell primarily shares of the Ivy Family of Funds and the funds within Waddell & Reed Advisors Funds (Fund Families). WRIMCO and IICO (Managers) manage the assets of the respective Fund Families. Companies affiliated with Waddell & Reed also serve as shareholder servicing agent and accounting services agent for the Fund Families and as custodian for certain retirement plan accounts available through Waddell & Reed and other third parties (“Service Affiliates”). Waddell & Reed, the Managers and the Service Affiliates are subsidiaries of Waddell & Reed Financial, Inc.

Waddell & Reed financial advisors are not required to sell only shares of funds in the Fund Families, have no sales quotas with respect to the Funds and receive the same percentage rate of compensation for all shares of mutual funds they sell, including shares of the funds in the Fund Families. It is possible, however, for Waddell & Reed and its affiliated companies, to receive more total revenue from the sale of shares of the funds in the Fund Families than from the sale of shares of other mutual funds that are not affiliated with Waddell & Reed (Externally Managed Funds). This is because the Managers earn investment advisory fees for providing investment management services to the funds in the Fund Families. These fees are assessed daily on the net assets held by the funds in the Fund Families and are paid to the Managers out of fund assets. In addition, the Service Affiliates receive fees for the services they provide to the funds and/or shareholders in the Fund Families.

Increased sales of shares of the Fund Families generally result in greater revenues, and greater profits, to Waddell & Reed, the Managers and the Service Affiliates, since payments to Waddell & Reed, the Managers and the Service Affiliates, increase as more assets are invested in the Fund Families and/or more fund accounts are established. Waddell & Reed employee compensation (including management and certain sales force leader compensation), financial advisor compensation and operating goals at all levels are tied to Waddell & Reed’s overall profitability. Therefore, Waddell & Reed management, sales leaders and employees generally spend more time and resources promoting the sale of shares of the funds in the Fund Families rather than Externally Managed Funds. This results in more training and product support for Waddell & Reed financial advisors to assist them with sales of shares of the funds in the Fund Families. Ultimately, this will typically influence the financial advisor’s decision to recommend the Fund Families even though they may have access to Externally Managed Funds that may have superior performance to and/or lower fund expenses than the funds in the Fund Families.

Waddell & Reed also offers financial planning services as a registered investment adviser. Waddell & Reed financial advisors typically encourage new clients to purchase a financial plan for a fee. If the client elects to implement the recommendations produced as part of the financial plan, it is likely that the financial advisor will recommend the purchase of shares of funds in the Fund Families, though the client is not obligated to purchase such shares through Waddell & Reed. For more detailed information on the financial planning services offered by Waddell & Reed financial advisors, including fees and investment alternatives, clients should obtain from their financial advisor or Waddell & Reed, and read, a copy of Waddell & Reed’s Form ADV Disclosure Brochure.

Portability

The Funds’ shares may be purchased and serviced only through broker-dealers and other financial intermediaries (Financial Intermediaries) that have entered into selling agreements with IFDI. Waddell & Reed, an affiliate of IFDI, is one such Financial Intermediary that is authorized to sell the Funds and service Fund accounts. If you elect to work with a Waddell & Reed financial advisor it is likely that the financial advisor will recommend the purchase of shares of the Funds. If you decide to terminate your relationship with your Waddell & Reed financial advisor (or any other financial advisor you may work with) or if they decide to transfer their license to another Financial Intermediary, you should consider that you will only be able to transfer your Fund shares to another Financial Intermediary if that Financial Intermediary has a selling agreement with IFDI. Not all Financial Intermediaries have such selling agreements and the selling agreements may typically be terminated without notice to you. If you select a Financial Intermediary that has no selling agreement with IFDI or whose selling agreement is terminated after you transfer your shares, you will either have to hold your shares directly with the Funds or sell your shares and transfer the proceeds to another Financial Intermediary, which may cause you to experience adverse tax consequences.

Class E shares of the Funds are only available for investment through the InvestEd Plan and may be purchased and serviced only through broker-dealers and other financial intermediaries (Financial Intermediaries) that have entered into selling agreements with Waddell & Reed, the program manager for the InvestEd Plan. If you decide to terminate your relationship with the Financial Intermediary through which you opened your InvestEd Plan account or if your financial advisor decides to transfer his or her license to another Financial Intermediary, you should consider that you will only be able to transfer your InvestEd Plan account to another Financial Intermediary if that Financial Intermediary has a selling agreement with Waddell & Reed. Not all Financial Intermediaries have such selling agreements and the selling agreements may typically be terminated without notice to you. If you select a Financial Intermediary that has no selling agreement with Waddell & Reed or whose selling agreement is terminated after you transfer your account, you will either have to hold your InvestEd Plan account directly with Waddell & Reed or sell your shares and transfer the proceeds to another Financial Intermediary, which may cause you to experience adverse costs and expenses.

WAYS TO SET UP YOUR ACCOUNT (FOR CLASS A, CLASS B AND CLASS C SHARES)

The different ways to set up (register) your account are listed below.

Individual or Joint Tenants

For your general investment needs

Individual accounts are owned by one person. Joint accounts have two or more owners (tenants).

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Business or Organization

For investment needs of corporations, associations, partnerships, institutions or other groups

Retirement and other Tax-Advantaged Savings Plans

To shelter your savings from income taxes

Retirement and other tax-advantaged savings plans allow individuals to shelter investment income and capital gains from current income taxes. In addition, contributions to these accounts (other than Roth IRAs and Coverdell education savings accounts) may be tax-deductible. A majority of these types of savings plans carry up to a $15 annual fee, subject to certain waivers.

■

Individual Retirement Accounts (IRAs) allow eligible individuals under age 70 1/2, with earned income, to invest up to the maximum permitted contribution for that year (Annual Dollar Limit), provided the investor has not reached age 70 1/2. For 2009 and 2010, the Annual Dollar Limit is $5,000 and indexed for inflation in $500 increments, thereafter. For individuals who have attained age 50 by the last day of the taxable year for which a contribution is made, the Annual Dollar Limit is increased to include a “catch-up” contribution. The maximum annual catch-up contribution is $1,000.

■	IRA Rollovers retain special tax advantages for eligible distributions from employer-sponsored retirement plans.

■

Roth IRAs allow eligible individuals to make nondeductible contributions up to the Annual Dollar Limit per year (as identified above). The maximum annual contribution for an individual and his or her spouse is the sum of their separate Annual Dollar Limits or, if less, the couple’s combined earned income for the taxable year. An individual’s maximum Roth IRA contribution for a taxable year is reduced by the amount of any contributions that individual makes to a traditional IRA for that year. Withdrawals of earnings may be tax-free if the account is at least five years old and certain other requirements are met.

In addition, certain distributions from traditional IRAs, SEP IRAs, SIMPLE IRAs (if more than two years old) and Qualified Employer-Sponsored Retirement Plans may be rolled over (converted) to a Roth IRA and any of the investor’s traditional IRAs, SEP IRAs and SIMPLE IRAs (if more than two years old) may be converted into a Roth IRA; the earnings, deductible and pre-tax contribution portions of the rollover distributions and conversions are, however, subject to Federal income tax.

■

Simplified Employee Pension Plans (SEP-IRAs) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages and contribution limits as a profit sharing plan but with fewer administrative requirements.

■

Savings Incentive Match Plans for Employees IRA (SIMPLE IRA Plans) can be established by employers with 100 or fewer employees to contribute to, and allow their employees to contribute a portion of their wages on a pre-tax basis to, retirement accounts. This plan-type generally involves fewer administrative requirements than 401(k) or other Qualified Plans.

■

Owner-only Keogh Plans allow self-employed individuals and their spouses, or partners of general partnerships and their spouses, to make tax-deductible contributions for themselves of up to 100% of their adjusted annual earned income, with a maximum of $49,000 for 2009 and 2010.

■

Exclusive(k)® Plans allow self-employed individuals and their spouses (who work for and receive wages from the business), or partners of general partnerships and their spouses (who work for and receive wages from the business), to make tax-deductible contributions for themselves, including deferrals, of up to 100% of their adjusted annual earned income, with a maximum of $49,000 for 2009 and 2010. A Roth 401(k) contribution option also may be available on a qualified 401(k) Plan.

■

Multi-participant 401(k) Plans allow employees of eligible employers to set aside tax-deferred income for retirement purposes, and in some cases, employers will match their contribution dollar-for-dollar up to certain limits. A Roth 401(k) contribution option also may be available on a qualified 401(k) Plan.

■	Pension and Profit-Sharing Plans allow corporations, labor unions, governments, or other organizations of all sizes to make tax-deductible contributions to employees.

■

403(b) Custodial Accounts are available to certain employees of educational institutions, churches and Code Section 501(c)(3) (that is, tax-exempt) organizations. For certain grandfathered accounts, a Roth 403(b) contribution option also may be available.

■	457(b) Plans allow employees of state and local governments and certain tax-exempt organizations to contribute a portion of their compensation on a tax-deferred basis.

■

Coverdell Education Savings Accounts are established for the benefit of a minor, with nondeductible contributions up to $2,000 per taxable year, and permit tax-free withdrawals to pay for certain qualified education expenses of the beneficiary. Special rules apply where the beneficiary is a special needs person.

Gifts or Transfers to a Minor

To invest for a child’s education or other future needs

These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $13,000 in 2009 and 2010 per child free of Federal transfer tax consequences. Depending on state laws, you can set up a custodial account under the Uniform Transfers to Minors Act (UTMA) or the Uniform Gifts to Minors Act (UGMA).

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Trust

For money being invested by a trust

The trust must be established before an account can be opened, or you may use a trust form made available by the transfer agent for the Funds. Contact your financial advisor for the form.

INVESTED PLAN ACCOUNT REGISTRATION

Pursuant to Arizona requirements, InvestEd Plan accounts generally may only be registered in the name of an individual who is the Account Owner. The Account Owner is the one who has the authority to designate the Designated Beneficiary, make withdrawals, select the Funds in which to invest and otherwise control the account. The Account Owner may be anyone — a parent, grandparent, dated trust, friend or self. Joint owners, or joint accounts, are not permitted. Although only one person may be listed as the Account Owner, you should designate a successor Account Owner on the InvestEd Plan Account Application in the event of the Account Owner's death.

An account may also be opened by a state or local government or a 501(c)(3) organization as the Account Owner, if the account will be used to fund scholarships for persons whose identity will be determined after the account is opened.

Although these registrations are the only way an account can be set up, anyone may contribute to an InvestEd Plan account once it is established. See the section entitled Adding to your Account.

The Account Owner will identify, on the InvestEd Plan Account Application, a Designated Beneficiary. A Designated Beneficiary can be any person interested in pursuing post high school training and educational opportunities at a U.S. accredited institution, including the Account Owner.

The Designated Beneficiary can be changed to a family member, as defined by current tax laws, of the original beneficiary.

There is a one-time $10 application fee per InvestEd Plan account, paid by Waddell & Reed at the time of the initial investment and forwarded to the Arizona Commission for Postsecondary Education (Commission), under whose authority the InvestEd Plan is made available, to help defray its administrative costs. Shares of a Fund held in your InvestEd Plan account are held in the name of the Commission, as Trustee of the Program.

InvestEd Plan accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20. This fee will be waived for Arizona residents.

PRICING OF FUND SHARES

The price to buy a share of a Fund, called the offering price, is calculated every business day. Each Fund is open for business every day the New York Stock Exchange (NYSE) is open. The Funds normally calculate their NAVs as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by a Fund may be priced at the close of the regular session of any other securities exchange on which that instrument is traded. As noted in this Prospectus, certain Funds may invest in securities listed on foreign exchanges, or otherwise traded in a foreign market, which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of a Fund’s shares may be significantly affected on days when the Fund does not price its shares and when you are not able to purchase or redeem the Fund’s shares. The offering price of a share (the price to buy one share of a particular class) is the next NAV calculated per share of that class plus the applicable sales charge (for Class A and/or Class E shares).

In the calculation of a Fund’s NAV:

■

The securities in the Fund’s portfolio that are traded on an exchange are ordinarily valued at the last sale price on each day prior to the time of valuation as reported by the principal securities exchange on which the securities are traded or, if no sale is recorded, the average of the last bid and asked prices.

■

Stocks that are traded over-the-counter are valued using the National Association of Securities Dealers Automated Quotations (NASDAQ) Official Closing Price (NOCP), as determined by NASDAQ, or, lacking an NOCP, the last current reported sales price as of the time of valuation on NASDAQ or, lacking any current reported sales on NASDAQ, at the time of valuation at the average of the last bid and asked prices.

■

Bonds (including foreign bonds), convertible bonds, municipal bonds, U.S. government securities, mortgage-backed securities and swap agreements are ordinarily valued according to prices quoted by an independent pricing service.

■	Short-term debt securities are valued at amortized cost, which approximates market value.

■	Precious metals are valued at the last traded spot price for the appropriate metal immediately prior to the time of valuation.

■	Other investment assets for which market prices are unavailable or are not reflective of current market value are valued at their fair value by or at the direction of the Board, as discussed below.

In the calculation of the NAV of Ivy Managed European/Pacific Fund and Ivy Managed International Opportunities Fund, the shares of the underlying funds held by each of these Funds are valued at their respective NAVs per share.

When a Fund believes a reported market price for a security does not reflect the amount the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value determination made according to procedures approved by the Board. A Fund also may

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use these procedures to value certain types of illiquid securities. In addition, fair value pricing generally will be used by a Fund if the exchange on which a portfolio security is traded closes early or if trading in a particular security is halted during the day and does not resume prior to the time the Fund’s NAV is calculated.

A Fund also may use these methods to value securities that trade in a foreign market if a significant event that appears likely to materially affect the value of foreign investments or foreign currency exchange rates occurs between the time that foreign market closes and the time the NYSE closes. Some Funds, such as Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Global Bond Fund, Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Growth Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund and Ivy Pacific Opportunities Fund, which may invest a portion of their assets in foreign securities (and, with respect to Ivy Asset Strategy Fund and Ivy Asset Strategy New Opportunities Fund in derivatives on those securities), also may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of fund share prices that may not reflect developments in foreign securities or derivatives markets that occurred after the close of such market but prior to the pricing of Fund shares. In that case, such securities investments may be valued at their fair values as determined according to the procedures approved by the Board. Significant events include, but are not limited to, (1) events impacting a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts affecting a country or region, and (4) significant domestic or foreign market fluctuations. The Funds have retained a third-party pricing service (the Service) to assist in fair valuing foreign securities and foreign derivatives (collectively, Foreign Securities), if any, held in the Funds’ portfolios. The Service conducts a screening process to indicate the degree of confidence, based on historical data, that the closing price in the principal market where a Foreign Security trades is not the current market value as of the close of the NYSE. For Foreign Securities where WISC, in accordance with guidelines adopted by the Board, believes, at the approved degree of confidence, that the price is not reflective of current market price, WISC may use the indication of fair value from the Service to determine the fair value of the Foreign Securities. The Service, the methodology or the degree of certainty may change from time to time. The Board regularly reviews, and WISC regularly monitors and reports to the Board, the Service’s pricing of the Funds’ Foreign Securities, as applicable.

Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event — thus potentially alleviating arbitrage opportunities with respect to Fund shares. Another effect of fair valuation is that a Fund’s NAV will be subject, in part, to the judgment of the Board or its designee instead of being determined directly by market prices. When fair value pricing is applied, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities, and therefore, a shareholder purchasing or redeeming shares on a particular day might pay or receive more or less than would be the case if a security were valued differently. The use of fair value pricing may also affect all shareholders in that if redemption proceeds or other payments based on the valuation of Fund assets were paid out differently due to fair value pricing, all shareholders will be impacted incrementally. There is no assurance, however, that fair value pricing will more accurately reflect the value of a security on a particular day than the market price of such security on that day or that it will prevent or alleviate the impact of market timing activities. For a description of market timing activities, please see “Market Timing Policy.”

BUYING SHARES

You may buy shares of each of the Funds through third parties that have entered into selling arrangements with IFDI. Contact any authorized investment dealer for more information. To open your account you must complete and sign an application. Your financial advisor can help you with any questions you might have. The transfer agent for the Funds will not accept account applications unless submitted by an entity with which IFDI maintains a current selling agreement.

Ivy Client Services generally will not accept new account applications to establish an account with a non-U.S. address (APO/FPO addresses are acceptable).

If your individual account is not maintained on our shareholder servicing system, please contact your selling broker-dealer, plan administrator or third party recordkeeper to purchase shares of the Funds.

When you place an order to buy shares for your InvestEd Plan account, your order will be processed at the next NAV calculated after your order, in proper form, is received and accepted. Proper form includes receipt by Waddell & Reed, in the home office, of a completed InvestEd Plan Account Application and additional required documentation, if applicable. Please note that all of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. Neither cash nor post-dated checks will be accepted.

Shares of a Fund may be purchased for your InvestEd Plan account through certain broker-dealers, banks and other third parties, some of which may charge you a fee. These firms may have additional requirements regarding the purchase of Fund shares. Your order will receive the offering price next calculated after the order has been received in proper form by Waddell & Reed. Therefore, if your order is received in proper form by Waddell & Reed before 4:00 p.m. Eastern time on a day in which the NYSE is open, you should generally receive that day's offering price. If your order is received in proper form by Waddell & Reed after 4:00 p.m. Eastern time, you will receive the offering price as calculated as of the close of business of the NYSE on the next business day.

Broker-dealers that perform account transactions for their clients by participating through the National Securities Clearing Corporation (NSCC) are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients for whose account shares of a Fund are purchased if the broker-dealer performs any transaction erroneously or improperly.

When you sign your Account Application, you will be asked to certify that your Social Security or other taxpayer identification number is correct and whether you are subject to backup withholding for failing to report income to the Internal Revenue Service.

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Waddell & Reed generally will not accept new account applications to establish an account with a non-U.S. address (APO/FPO addresses are acceptable).

To add to your account by mail: Make your check payable to Ivy Funds Distributor, Inc. (to Waddell & Reed, Inc. for InvestEd Plan accounts) Mail the check to Ivy Client Services (Waddell & Reed for InvestEd Plan accounts) at the address below, along with the detachable form that accompanies the confirmation of a prior purchase or your quarterly statement or with a letter stating your account number, the account registration, the Fund and the class of shares that you wish to purchase. Mail to:

Ivy Client Services

P.O. Box 29217

Shawnee Mission, Kansas

66201-9217

For InvestEd Plan accounts only:

Waddell & Reed, Inc.

P.O. Box 29217

Shawnee Mission, Kansas

66201-9217

To add to your account by wire purchase: Instruct your bank to wire the amount you wish to invest, along with the account number and registration, to UMB Bank, n.a., ABA Number 101000695, DDA Number 98-0000-797-8.

By telephone or internet: To purchase Class A, B or C shares of a Fund by Automated Clearing House (ACH) via telephone or internet access, you must have an existing account number and you must have previously established the telephone or internet method to purchase through a completed Express Transaction Authorization Form (separately or within your new account application). Please call 800.777.6472 to report your purchase, or fax the information to 800.532.2749. For internet transactions, you may not execute trades greater than $25,000 per fund per day. If you need to establish an account for Class I or Class Y shares, you may call 800.532.2783 to obtain an account application. You may then mail a completed application to Ivy Client Services at the above address, or fax it to 800.532.2784.

By Automatic Investment Service: You can authorize having funds electronically drawn each month from your bank account through Electronic Funds Transfer (EFT) and invested as a purchase of shares into your Fund account. Complete the appropriate sections of the Account Application to establish the Automatic Investment Service (AIS).

When you place an order to buy shares, your order, if accepted, will be processed at the next offering price calculated after your order is received in proper form by the Fund or its authorized agent. Note the following:

■	All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. Neither cash nor post-dated checks will be accepted.

■

If you buy shares by check or ACH, and then sell those shares by any method other than by exchange to another fund in the Ivy Family of Funds, the payment may be delayed for up to ten days from the date of purchase to ensure that your previous investment has cleared.

■

You may purchase shares of certain Funds indirectly through certain broker-dealers, banks and other third parties, some of which may charge you a fee. These firms may have additional requirements regarding the purchase of Fund shares. If you purchase shares of a Fund from certain broker-dealers, banks or other authorized third parties that perform account transactions for their clients through the NSCC, the Fund will be deemed to have received your purchase order when that third party (or its designee) has received your order in proper form. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). Therefore, if your order is received in proper form by that firm before 4:00 p.m. Eastern time on a day in which the NYSE is open, you should generally receive that day’s offering price. If your order is received in proper form by that firm after 4:00 p.m. Eastern time, you should generally receive the offering price next calculated on the following business day. If the firm does not perform account transactions systematically through the NSCC and has not entered into an agreement permitting it to aggregate orders it receives prior to 4:00 p.m. Eastern time and transmit such orders to the Fund on or before the following business day, you will receive the offering price next calculated after the order has been received in proper form by the Fund. You should consult that firm to determine the time by which it must receive your order for you to purchase shares of a Fund at that day’s price.

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Broker-dealers that perform account transactions for their clients through the NSCC are responsible for obtaining their clients’ permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the broker-dealer performs any transaction erroneously or improperly. Such broker-dealers have independent agreements with IFDI, and are compensated for performing account transactions for their clients.

When you sign your account application, you will be asked to certify that your Social Security Number or other taxpayer identification number is correct and whether you are subject to backup withholding for failing to report income to the Internal Revenue Service.

The transfer agent for the Funds reserves the right to reject any purchase orders, including purchases by exchange, and it and the Funds reserve the right to discontinue offering Fund shares for purchase.

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Minimum Investments

For Class A, Class B, Class C and Class E:
To Open an Account	$500 (per Fund)
For certain exchanges	$100 (per Fund)
For accounts opened with AIS	$50 (per Fund)*
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For certain exchanges	$100 (per Fund)
For AIS	$25 (per Fund)
For Class I, Class R and Class Y:
Please check with your individual selling dealer, plan administrator or third party recordkeeper for information about minimum investment requirements.

*	An account may be opened with no initial investment and AIS set up on the account if the account is pending a Transfer of Assets from another investment company/retirement account custodian.

For clients of Morgan Stanley Smith Barney (MSSB) who purchase their shares through certain fee-based advisory accounts sponsored by MSSB, the minimum initial and subsequent investment requirements for Class A shares are waived.

Adding to Your Account

Subject to the minimums described above, you, or anyone, can make additional investments of any amount at any time; however, with respect to Class E shares, all or a portion of the amount invested will not be accepted to the extent that such contributions would cause the total maximum account value or balance for a Designated Beneficiary for all InvestEd Plans to exceed limits imposed by the InvestEd Plan. For the 2009-2010 academic year, the maximum account balance at the time of a contribution is, in the aggregate per beneficiary, $335,000, as determined by the Arizona Commission for Postsecondary Education. Maximum account balance amounts will be adjusted each year based upon a formula developed by The College Board that estimates the average cost of attending a private 4-year college. Under current law, any excess contribution with respect to a Designated Beneficiary must be promptly withdrawn as a non-qualified withdrawal or rolled over into an account for a different Designated Beneficiary.

If you purchase shares of the Funds from certain broker-dealers, banks or other authorized third parties, additional purchases may be made through those firms.

SELLING SHARES

You can arrange to take money out of your Fund account at any time by selling (redeeming) some or all of your shares.

The redemption price (price to sell one share of a particular class of a Fund) is the NAV per share of that Fund class, subject to any applicable CDSC and/or redemption fee.

If your individual account is not maintained on our shareholder servicing system, please contact your selling broker-dealer, plan administrator or third party recordkeeper to sell shares of the Funds.

Selling your InvestEd Plan Class E Shares. Only the Account owner may request withdrawals from an InvestEd Plan account, which will be accomplished by selling (redeeming), at any time, some or all of the account's shares, subject to a penalty if applicable.

When you place an order for a withdrawal from your InvestEd Plan account, that order will be treated as an order to sell shares, and the shares will be sold at the next NAV calculated, subject to any applicable CDSC and/or redemption fee, after your order, in proper form, is received and accepted. Proper form includes receipt by your financial advisor or IFDI of a completed InvestEd Plan Withdrawal Form. Withdrawals will be classified as either Qualified or Non-Qualified for Federal, state and local income tax purposes.

Generally, each withdrawal from an InvestEd Plan account comprises two pro rata components: (1) a return of principal and (2) earnings. The return of principal portion of any withdrawal, whether Qualified or Non-Qualified, is not taxable. As explained in more detail below, the earnings portion of a withdrawal may be subject to taxation, and possibly penalties, depending on whether a withdrawal is Qualified or Non-Qualified. The Account Owner is responsible for determining whether a withdrawal is Qualified or Non-Qualified and whether a penalty applies.

Qualified Withdrawals. A Qualified withdrawal is a withdrawal used for Qualified Higher Education Expenses, which may include tuition, fees, books, supplies and equipment required for the enrollment or attendance of a Designated Beneficiary at an eligible educational institution, and, beginning with school years 2009 and 2010, for computer technology, equipment or Internet access and related services to be used by the beneficiary and the beneficiary's family during any of the years the beneficiary is enrolled at an eligible educational institution, and/or qualified room and board expenses for students who attend an eligible educational institution at least half-time.

At the request of the Account Owner, the Qualified withdrawal of proceeds may be made payable to an eligible educational institution on behalf of the Designated Beneficiary.

Non-Qualified Withdrawals. A Non-Qualified withdrawal is a withdrawal that is not used for Qualified Higher Education Expenses, as defined above. Non-Qualified withdrawals are generally subject to income taxes and penalties, if applicable, on the earnings portion of the withdrawal, as

184	Prospectus

described below. Penalty-free withdrawals may be made in the event the Designated Beneficiary receives a scholarship (not to exceed the amount of the scholarship award), dies or becomes permanently disabled, although the earnings portion of the withdrawal will be subject to tax.

If you choose to withdraw the money you have accumulated in your InvestEd Plan account for non-qualified expenses, taxes and penalties will apply. The earnings portion of the Non-Qualified withdrawal generally will be subject to income tax at the tax rate of the person for whose benefit the withdrawal is made. In addition, the earnings portion of any Non-Qualified withdrawals will also be subject to a Federal tax penalty in the form of an additional 10% tax on the earnings portion of the non-qualified withdrawal.

Currently, when shares are redeemed in a Qualified withdrawal, the withdrawals are Federal income tax-free (such withdrawals may still be subject to state and/or local taxes). Please consult your tax advisor regarding the current tax consequences of withdrawals from your InvestEd Plan account. The Account Owner or the Designated Beneficiary is responsible for retaining the appropriate documentation for the tax treatment of Qualified Withdrawals. The Account Owner or the Designated Beneficiary is responsible for determining whether a withdrawal is Non-Qualified, making the appropriate filings with the IRS and paying the 10% federal tax penalty on earnings.

By mail: Complete an Account Service Request or Retirement Plan Distribution/Withdrawal form, available from your financial advisor, or write a letter of instruction with:

■	the name on the account registration

■	the Fund’s name

■	the account number

■	the dollar amount or number, and the class, of shares to be redeemed

■	any other applicable special requirements listed in the table below

Deliver the form or your letter to:

Ivy Client Services

c/o WI Services Company

P. O. Box 29217

Shawnee Mission, Kansas

66201-9217

For InvestEd Plan accounts only:

Waddell & Reed, Inc.

P.O. Box 29217

Shawnee Mission, Kansas

66201-9217

Unless otherwise instructed, a check will be sent to the address on the account. For your protection, the address of record must not have been changed within 30 days prior to your redemption request.

By telephone or internet: If you have completed an Express Transaction Authorization Form (separately or within your new account application) you may redeem your shares by telephone or internet as set forth below. You may request to receive payment of your redemption proceeds via direct ACH or via wire (wire redemptions of Ivy Money Market Fund require a $1,000 minimum redemption). A fee of $10 per transaction will be charged for wire redemptions on all classes except Class I and Y. To redeem your Class A, Class B or Class C shares, call 800.777.6472, fax your request to 800.532.2749, or place your redemption order at www.ivyfunds.com, and give your instructions to redeem your shares via ACH or via wire, as applicable. To redeem your Class I and Y shares, submit a written request or fax your request to 800.532.2784, and give your instructions to redeem your shares via ACH or via wire, as applicable. You may also request a redemption by check to the address on the account (provided the address has not been changed within the last 30 days). For your protection, banking information must be established on your account for a minimum of 30 days before either a wire redemption or ACH redemption will be processed. Requests by internet can only be accepted for amounts up to $50,000 per Fund per day.

To sell Class A shares of Ivy Money Market Fund and Ivy Limited-Term Bond Fund by check: If you have elected this method in your application or by subsequent authorization, the Fund will provide you with checks drawn on UMB Bank, n.a. You may make these checks payable to the order of any payee in any amount of $250 or more. If you sell Class A shares of Ivy Limited-Term Bond Fund by check, you may experience tax implications.

When you place an order to sell shares or when you make a withdrawal from your InvestEd Plan account by placing an order to sell shares, your shares will be sold at the NAV next calculated, subject to any applicable CDSC and/or redemption fee, after receipt of a request for redemption in good order by Ivy Client Services (on behalf of WISC) or other authorized Fund agent as described above. Note the following:

■	If more than one person owns the shares, each owner must sign the written request.

■

If you recently purchased the shares by check or ACH, the Fund may delay payment of redemption proceeds. You may arrange for the bank upon which the purchase check was drawn to provide telephone or written assurance, satisfactory to the Fund, that the check has cleared

Prospectus	185

and been honored. If you do not, payment of the redemption proceeds on these shares will be delayed until the earlier of ten days from the date of purchase or the date the Fund can verify that your purchase check has cleared and been honored.

■	Redemptions may be suspended or payment dates postponed on days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted or as permitted by the SEC.

■

Payment is normally made in cash, although under extraordinary conditions redemptions may be made in portfolio securities when the Board determines that conditions exist making cash payments undesirable. The Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.

■

If you purchased shares of a Fund from certain broker-dealers, banks or other authorized third parties, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. For firms that perform account transactions systematically through the NSCC, the Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order in proper form. Your order will receive the NAV of the redeemed class, subject to any applicable CDSC and/or redemption fee, next calculated after the order has been received in proper form by the authorized firm (or its designee). Therefore, if your order is received in proper form by that firm before 4:00 p.m. Eastern time on a day on which the NYSE is open, you should generally receive that day’s offering price. If your order is received in proper form by that firm after 4:00 p.m. Eastern time, you should generally receive the offering price next calculated on the following business day. If the firm does not perform account transactions systematically through the NSCC and has not entered into an agreement permitting it to aggregate orders it receives prior to 4:00 p.m. Eastern time and transmit such orders to the Fund on or before the following business day, you will receive the NAV next calculated after the order has been received in proper form by the Fund. You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day’s price.

■

Broker-dealers that perform account transactions for their clients through the NSCC are responsible for obtaining their clients’ permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the broker-dealer performs any transaction erroneously or improperly.

Special Requirements for Selling Shares
Account Type	Special Requirements
Individual or Joint Tenant	The written instructions must be signed by all persons required to sign for transactions, exactly as their names appear on the account.
Sole Proprietorship	The written instructions must be signed by the individual owner of the business.
UGMA, UTMA	The custodian must sign the written instructions indicating capacity as custodian.
Retirement Account	The written instructions must be signed by a properly authorized person (for example, employer, plan administrator, or trustee).
Trust	The trustee must sign the written instructions indicating capacity as trustee. If the trustee’s name is not in the account registration, provide a currently certified copy of the trust document.
Business or Organization	At least one person authorized by corporate resolution to act on the account must sign the written instructions.
Conservator, Guardian or Other Fiduciary	The written instructions must be signed by the person properly authorized by court order to act in the particular fiduciary capacity.

A Fund may require a signature guarantee in certain situations such as:

■	a redemption request made by a corporation, partnership or fiduciary

■	a redemption request made by someone other than the owner of record

■	the check is made payable to someone other than the owner of record

■	a check redemption request if the address on the account has been changed within the last 30 calendar days

This requirement is to protect you and the Funds from fraud. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public.

Each Fund reserves the right to redeem at NAV all of your Fund shares in your account if the aggregate NAV of those shares is less than $500, or less than $250 for Ivy Money Market Fund. The Fund will give you notice and 60 calendar days to purchase a sufficient number of additional shares to bring the aggregate NAV of your shares in that Fund to $500 or $250 for Ivy Money Market Fund. These redemptions will not be subject to a CDSC. Ivy Money Market Fund may charge a fee of $1.75 per month on all accounts with an aggregate NAV of less than $250, except for retirement plan accounts. The Fund will not apply its redemption right to individual retirement plan accounts or to accounts which have an aggregate NAV of less than $500 (or $250 for Ivy Money Market Fund) due to changes in the market.

You may reinvest, without a sales charge, all or part of the amount of Class A or Class E shares of a Fund you redeemed by sending to the applicable Fund the amount you want to reinvest. The reinvested amounts must be received by the Fund within 60 calendar days after the date of your redemption, and the reinvestment must be made into the same Fund, account, and class of shares from which it was redeemed. The reinvestment into Class E shares will be treated as a new contribution. You may do this only once each calendar year with Class A and/or Class E shares of a Fund. This privilege may be eliminated or modified at any time without prior notice to shareholders.

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The CDSC, if applicable, will not apply to the proceeds of Class A (as applicable), Class B, Class C or Class E shares of a Fund which are redeemed and then reinvested in shares of the same class of the Fund within 60 calendar days after such redemption. IFDI will, with your reinvestment, instruct WISC, the Funds’ transfer agent, to cancel the CDSC attributable to the amount reinvested. For purposes of determining a future CDSC, the reinvestment will be treated as a new investment. You may do this only once each calendar year as to Class A shares of a Fund, once each calendar year as to Class B shares of a Fund, once each calendar year as to Class C shares of a Fund and once each calendar year as to Class E shares of a Fund. The reinvestment must be made into the same Fund, account, and class of shares from which it had been redeemed. This privilege may be eliminated or modified at any time without prior notice to shareholders.

Telephone Transactions

The Funds and their agents will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine. WISC, the Funds’ transfer agent, will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If WISC fails to do so, WISC may be liable for losses due to unauthorized or fraudulent instructions. Current procedures relating to instructions communicated by telephone include tape recording instructions, requiring personal identification and providing written confirmations of transactions effected pursuant to such instructions.

Shareholder Services

If you are investing through certain third-party broker dealers, please contact your plan administrator or other recordkeeper for information about your account.

If you have established an account that is maintained on our shareholder servicing system, we provide a variety of services to help you manage your account.

Personal Service

Your local financial advisor is available to provide personal service. Additionally, a toll-free call, 800.777.6472, connects you to a Client Services Representative or our automated customer telephone service. During normal business hours, our Client Services staff is available to answer your questions or update your account records. The Client Services Representative can help you:

■	obtain information about your accounts

■	obtain price information about other funds in the Ivy Family of Funds

■	obtain a Fund’s current prospectus, SAI, annual report or other information about each Fund

■	request duplicate statements

■	transact certain account activity, including exchange privileges and redemption of shares

At almost any time of the day or night, you may access your account information from a touch-tone phone through our automated customer telephone service, provided your account is maintained on our shareholder servicing system; otherwise, you should contact the broker-dealer through which you purchased your Fund shares.

Internet Service

Our web site, www.ivyfunds.com, is also available. If you do not currently have an account established that is maintained on our shareholder servicing system, you may use the web site to obtain information about the Funds, including accessing a Fund’s current prospectus, SAI, annual report or other information. If you have an account set up that is maintained on our shareholder servicing system, you may also use the web site to obtain information about your account, and to transact certain account activity, including exchange privileges and redemption of shares for certain share classes, if you have established Express Transactions for your account.

Reports

Statements and reports sent to you include the following:

■

confirmation statements (after every purchase (other than those purchases made through Automatic Investment Service), after every exchange (other than rebalance-related exchange transactions for SPA and MAP products) and after every transfer or redemption)

■	quarter-to-date statements (quarterly)

■	year-to-date statements (after the end of the fourth calendar quarter)

■	annual and semiannual reports to shareholders (every six months)

To avoid sending duplicate copies of materials to households and thereby reduce expenses, only one copy of a Fund’s most recent prospectus and/or summary prospectus and annual and semiannual reports to shareholders may be mailed to shareholders having the same last name and address in the Fund’s records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. You may call the telephone number listed for Client Services if you need additional copies of the documents. You may also visit www.ivyfunds.com to view and/or download these documents, as well as other information about each Fund.

You may now elect to receive your quarterly statements and/or prospectus and shareholder reports electronically. In order to do so, go to the “Individual Investor Login” feature available via www.ivyfunds.com.

Prospectus	187

EXCHANGE PRIVILEGES

Except as otherwise noted, you may sell (redeem) your shares and buy shares of the same class of another Fund in the Ivy Family of Funds without the payment of an additional sales charge if you exchange Class A shares or without payment of a CDSC when you exchange Class B or Class C shares, or certain Class A shares. For Class B and Class C shares, or Class A shares to which the CDSC would otherwise apply, the time period for the CDSC will continue to run. However, exchanges of Class A shares from Ivy Money Market Fund are subject to any sales charge applicable to the Fund being exchanged into, unless the Ivy Money Market shares were previously acquired by an exchange from Class A shares of another Ivy fund for which a sales charge was paid (or represent reinvestment of dividends and other distributions paid on such shares). You may sell your Class I or Class Y shares of any of the Funds and buy Class I or Class Y shares, respectively, of another Fund or Class A shares of Ivy Money Market Fund.

For clients of Waddell & Reed and Legend, these same exchange privileges for Class A, Class B and Class C shares also apply to the corresponding classes of shares of funds within the Waddell & Reed Advisors Family of Funds. Shareholders of Class I shares may exchange their shares for Class Y shares of funds within the Waddell & Reed Advisors Family of Funds. Shareholders of Ivy Class Y shares may not exchange those shares for shares of any class of funds within the Waddell & Reed Advisors Family of Funds.

Class B and Class C shares of Ivy Money Market Fund are not available for direct investment. Therefore, you may utilize Class A shares of Ivy Money Market Fund for your Funds Plus Service into any other class of a non-money market Fund. Please see the SAI for additional information.

Except as otherwise noted, you may sell your Class E shares and buy Class E shares of another Fund in the Ivy Family of Funds that offers Class E shares without the payment of an additional sales charge. For Class E shares to which the CDSC would otherwise apply, the time period for the CDSC will continue to run. However, exchanges of Class E shares from Ivy Money Market Fund are subject to any sales charge applicable to the Fund being exchanged into unless the Ivy Money Market Fund shares were previously acquired by an exchange from Class E shares of another Fund in the Ivy Family of Funds for which a sales charge was paid (or represent reinvestment of dividends and distributions paid on such shares).

Except as otherwise noted, you may sell your Class R shares of any of the Funds and buy Class R shares of another Fund in the Ivy Family of Funds that offers Class R shares. Contact your plan administrator or recordkeeper for information about exchanging your shares.

You may exchange only into Funds that are legally permitted for sale in your state of residence. Currently, each fund within the Ivy Family of Funds may only be sold within the United States, the Commonwealth of Puerto Rico and the U. S. Virgin Islands. Note that exchanges out of a Fund may have tax consequences for you. Before exchanging into a Fund, read its prospectus.

Important Exchange Information

■

You must exchange into the same share class you currently own (except that you may exchange Class Y and Class I shares of any of the Funds for Class A shares of Ivy Money Market Fund, and in certain situations you may exchange Class A shares of Ivy Money Market Fund for Class B or Class C shares of any of the other Funds).

■	Exchanges are considered taxable events and may result in a capital gain or a capital loss for tax purposes.

How to Exchange

Please note the InvestEd Plan accounts may have special restrictions on exchanges.

If you are investing through certain third-party broker dealers, contact your plan administrator or other recordkeeper for information about how to exchange.

If you have an account set up that is maintained on our shareholder servicing system, the following applies:

By mail: Send your written exchange request to Ivy Client Services at the address listed under “Selling Shares.”

By telephone: Call Ivy Client Services at 800.777.6472 to authorize an exchange transaction. To process your exchange order by telephone, you must have telephone exchange privileges on your account. For the protection of Fund shareholders, the transfer agent for the Funds employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine.

By internet: You will be allowed to exchange by internet if (1) you have established the internet trading option; and (2) you can provide proper identification information.

If your individual account is not maintained on our shareholder servicing system, please contact your selling broker-dealer, plan administrator or third party recordkeeper to exchange shares of the Funds.

Converting Shares

Self-directed Conversions: If you hold Class A or Class Y shares and are eligible to purchase Class I shares, as described above in the section entitled “Class I shares,” you may be eligible to convert your Class A or Class Y shares to Class I shares of the same Fund, subject to the discretion of IFDI to permit or reject such a conversion. Please contact Ivy Client Services directly to request a conversion.

A conversion between share classes of the same Fund is a non-taxable event.

188	Prospectus

If you convert from one class of shares to another, the transaction will be based on the respective NAV per share of the two classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day’s NAVs per share. At the time of conversion, the total dollar value of your “old” shares will equal the total dollar value of your “new” shares. However, subsequent share price fluctuations may decrease or increase the total dollar value of your “new” shares compared with that of your “old” shares.

Market Timing Policy

The Funds are intended for long-term investment purposes. The Funds will take steps to seek to deter frequent purchases and redemptions in Fund shares (market timing activities). Market timing activities in any class of shares of the Funds, especially those involving large dollar amounts, may disrupt portfolio investment management and may increase expenses and negatively impact investment returns for all Fund shareholders, including long-term shareholders. Market timing activities may also increase the expenses of WISC and/or IFDI, thereby indirectly affecting the Fund’s shareholders.

Certain Funds may be more attractive to investors seeking to engage in market timing activities. For example, to the extent that a Fund, such as Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Growth Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund and Ivy Pacific Opportunities Fund, invests a significant portion of its assets in foreign securities, the Fund may be susceptible to a time zone arbitrage strategy in which investors seek to take advantage of Fund share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Fund shares. A Fund that invests in securities that are, among other things, thinly traded or traded infrequently is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. An investor may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as price arbitrage). Price arbitrage is more likely to occur in a Fund that invests a significant portion of its assets in small cap companies, such as Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund or Ivy Micro Cap Growth Fund, or municipal obligations such as Ivy Municipal Bond Fund or Ivy Municipal High Income Fund, or that invests a significant portion of its assets in high-yield fixed income securities, such as Ivy High Income Fund.

To discourage market timing activities by investors, the Board has adopted a market timing policy and has approved the procedures of the Funds’ transfer agent, WISC, for implementing this policy. WISC’s procedures reflect the criteria that it has developed for purposes of identifying trading activity in Fund shares that may be indicative of market timing activities and outline how WISC will monitor transactions in Fund shares. In its monitoring of trading activity in Fund shares, on a periodic basis, WISC typically reviews Fund share transactions that exceed certain monetary thresholds and/or numerical transaction limits within a particular time period. In its attempt to identify market timing activities, WISC considers many factors, including (but not limited to) the frequency, size and/or timing of the investor’s transactions in Fund shares.

As an additional step, WISC reviews Fund redemption activity in relation to average assets and purchases within the period. If WISC identifies what it believes to be market timing activities in an account held directly on a Fund’s records that has not previously exceeded WISC’s thresholds, WISC will suspend exchange privileges by refusing to accept additional purchases in the account for a pre-determined period of time. If an account exceeds WISC’s thresholds a second time within a twelve (12) month period, exchange privileges will be suspended indefinitely for all accounts owned by the shareholder whose account exceeded the pre-determined thresholds. For trading in Fund shares held in omnibus accounts, WISC will, if possible, place a trading block at a taxpayer identification number level or, if that cannot be accomplished, will contact the associated financial intermediary and request that the intermediary implement trading restrictions. In exercising any of the foregoing rights, WISC will consider the trading history of accounts under common ownership or control within any of Waddell & Reed Advisors Funds, Waddell & Reed InvestEd Portfolios and/or the Ivy Family of Funds. For this purpose, transactions placed through the same financial intermediary on an omnibus basis may be deemed a single investor and may be rejected in whole or in part. Transactions placed in violation of a Fund’s market timing policy are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

In addition, IFDI and/or its affiliate, Waddell & Reed, Inc. (collectively, “W&R”), have entered into agreements with third-party financial intermediaries that purchase and hold Fund shares on behalf of shareholders through omnibus accounts. In general, these agreements obligate the financial intermediary: (1) upon request by W&R, to provide information regarding the shareholders for whom the intermediary holds shares and these shareholders’ Fund share transactions; and (2) to restrict or prohibit further purchases of Fund shares through the financial intermediary’s account by any shareholder identified by W&R as having engaged in Fund share transactions that violate a Fund’s market timing policy. W&R’s procedures seek to monitor transactions in omnibus accounts so that W&R may make such further inquiries and take such other actions as it determines appropriate or necessary to enforce the Funds’ market timing policy with respect to shareholders trading through omnibus accounts held by third-party intermediaries.

A Fund seeks to apply its market timing policy uniformly to all shareholders and prospective investors. Although the Funds, IFDI and WISC make efforts to monitor for market timing activities and will seek the assistance of financial intermediaries through which Fund shares are purchased or held, the Funds cannot always identify or detect excessive trading that may be facilitated by financial intermediaries because the intermediary maintains the underlying shareholder account. In an attempt to detect and deter excessive trading in omnibus accounts, the Funds, IFDI or WISC may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries (including prohibiting further transactions by such accounts), may require the intermediaries to provide certain information to the Funds regarding shareholders who hold shares through such accounts or may close the omnibus account. The Funds’ ability to impose restrictions for accounts

Prospectus	189

traded through particular intermediaries may vary depending upon systems capabilities, applicable contractual restrictions, and cooperation of those intermediaries. There can be no assurance that the Funds will be able to identify or eliminate all market timing activities, and the Funds may not be able to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries.

A financial intermediary through which an investor may purchase shares of a Fund may also independently attempt to identify trading it considers inappropriate, which may include frequent or short-term trading, and take steps to deter such activity. In some cases, the intermediary may require the Funds’ consent or direction to undertake those efforts. In other cases, the Funds may elect to allow the intermediary to apply its own policies with respect to frequent trading in lieu of seeking to apply the Funds’ policies to shareholders investing in the Funds through such intermediary, based upon the Funds’ conclusion that the intermediary’s policies sufficiently protect shareholders of the Funds. In either case, the Funds may have little or no ability to modify the parameters or limits on trading activity set by the intermediary. As a result, an intermediary may limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by the Funds and discussed in this Prospectus. If an investor purchases a Fund’s shares through a financial intermediary, that investor should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to that account.

Due to the complexity and subjectivity involved in identifying market timing activities and the volume of shareholder transactions that WISC processes, there can be no assurance that the Fund’s and WISC’s policies and procedures will identify all trades or trading practices that may be considered market timing activity. WISC may modify its procedures for implementing the Funds’ market timing policy and/or its monitoring criteria at any time without prior notice. The Fund, WISC and/or IFDI shall not be liable for any loss resulting from rejected purchase orders or exchanges.

The Class E shares of the Funds are intended for long-term investment purposes to save for post-secondary education. Because Class E shares are an investment vehicle for your InvestEd Plan, investor-initiated exchanges among the Funds are limited by the terms of your InvestEd Plan. In addition, tax regulations impose penalties on redemptions of Class E shares that are Non-Qualified Withdrawals. As a result, it is unlikely that investments in Class E shares would be used to engage in market-timing activity. While IFDI and WISC recognize that investments in Class E shares do not likely present the same opportunity for market-timing activity that may be present for other share classes, WISC monitors for such activity, as described above.

A Fund’s market timing policy, in conjunction with the use of fair value pricing and application of the redemption fee, is intended to reduce a shareholder’s ability to engage in market timing activities, although there can be no assurance that a Fund will eliminate market timing activities.

Redemption Fee/Exchange Fee

To further discourage the use of the Funds as a vehicle for excessive short-term trading, each of the international funds will deduct a redemption fee of 2.00% from any redemption or exchange proceeds if you sell or exchange your shares of that Fund after holding the shares fewer than 30 calendar days. Each of the non-international funds (except for Ivy Money Market Fund) will deduct a redemption fee of 2.00% from any redemption or exchange proceeds if you sell or exchange your shares of that Fund after holding the shares fewer than five calendar days. If you bought your shares on different days, the “first-in, first out” (FIFO) method is used to determine the holding period. Under this method, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies. These fees are paid directly to the Fund.

A Fund’s redemption fee will not be assessed against:

1.	omnibus accounts and retirement plan accounts where the omnibus account holder or the retirement plan administrator does not have the capability to impose a redemption fee on its underlying customers' accounts; and intermediaries that do not have sufficient information to impose a redemption fee on their customers’ accounts

2.(i)	premature distributions from retirement accounts due to the disability of the participant; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts where the excess is reinvested into the Fund; (iv) redemptions during the initial 90 calendar days of a retirement plan participant’s defaulted investment in a Fund that constitutes a qualified default investment alternative (QDIA) under the Department of Labor regulations; (v) redemptions resulting in the settlement of an estate due to the death of the shareholder; and (vi) reinvested distributions (dividends and capital gains)

3.	shareholder accounts participating in SPA, MAP and/or Strategic Asset Management (SAM) advisory services that may periodically rebalance mutual fund holdings at regular intervals or in response to prevailing economic, political and/or financial conditions, as determined by the investment adviser for the advisory service.

4.	shareholder accounts participating in certain other asset allocation programs in which the sponsoring institution has agreed to monitor for frequent trading activity and, when operationally possible, to assess applicable redemption fees on the Fund’s behalf.

5.	redemptions of shares purchased through the Automatic Investment Service (AIS)

6.	redemptions made through a Systematic Withdrawal Plan

7.	redemptions of shares purchased through the Funds Plus Service

190	Prospectus

Additionally, a Fund’s redemption fee will not be assessed for any transaction (redemption or exchange) of less than $5,000 (that correspondingly would result in an assessment of a redemption fee less than $100.00).

Each Fund reserves the right to modify or eliminate the redemption fee or waivers at any time.

Certain intermediaries have agreed to charge a Fund’s redemption fee on their customers’ accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Fund’s criteria. However, due to operational requirements, the intermediaries’ methods for tracking and calculating the fee may differ in some respects from the Fund’s method. For Fund shares purchased through a financial intermediary, investors should contact their financial intermediary or refer to their plan documents for more information on how the redemption fee is applied to their shares.

Automatic Transactions for Class A, Class B, Class C and Class E Shareholders

Regular Investment Plans allow you to transfer money into your Fund account, or between Fund accounts, automatically. While Regular Investment Plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses and other long-term financial goals.

Systematic Withdrawal Plan lets you set up ongoing monthly, quarterly, semiannual or annual redemptions from your account. Please see the SAI for additional information.

Certain restrictions and fees imposed by the plan custodian may also apply for retirement accounts. Speak with your financial advisor for more information.

Regular Investment Plans

Automatic Investment Service
To move money from your bank account to an existing Fund account
Minimum Amount	Frequency
$25 (per Fund)	Monthly
Funds Plus Service
To move money from Ivy Money Market Fund Class A to a Fund whether in the same or a different class
Minimum Amount	Frequency
$100 (per Fund)	Monthly
To move money from a non-InvestEd Ivy Money Market Fund to a Fund whether in the same or a different class within an InvestEd Plan
Minimum Amount	Frequency
$100 (per Fund)	Monthly

DISTRIBUTIONS AND TAXES

Distributions

Each Fund distributes substantially all of its net investment income and net realized capital gains to its shareholders each year.

Usually, a Fund distributes net investment income at the following times:

Annually in December: Ivy Capital Appreciation Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Core Equity Fund, Ivy International Growth Fund, Ivy Large Cap Growth Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Pacific Opportunities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund and Ivy Tax-Managed Equity Fund

Quarterly in March, June, September and December: Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Balanced Fund, Ivy Dividend Opportunities Fund, Ivy International Balanced Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund and Ivy Value Fund

Declared daily and paid monthly: Ivy Bond Fund, Ivy High Income Fund, Ivy Limited-Term Bond Fund, Ivy Money Market Fund, Ivy Municipal Bond Fund and Ivy Municipal High Income Fund

Declared monthly and paid monthly: Ivy Global Bond Fund

Net realized capital gains (and any net gains from foreign currency transactions) ordinarily are distributed by each Fund in December.

Dividends that are declared for a particular day are paid to shareholders of record on the prior business day. However, dividends that are declared for Saturday and Sunday are paid to shareholders of record on the preceding Thursday.

Prospectus	191

Ordinarily, shares are eligible to earn dividends starting on the day after they are issued and through the day they are redeemed.

Distribution Options. When you open an account, you may specify on your application how you want to receive your distributions. Each Fund offers two options:

1.	Share Payment Option. Your dividends, capital gain and other distributions with respect to a Class of the Fund will be automatically paid in additional shares of that Class. If you do not indicate a choice on your application, you will be assigned this option.

2.	Cash Option. You will be sent a check for your dividends, capital gain and other distributions if the total distribution is at least five dollars. If the distribution is less than five dollars, it will be automatically paid in additional shares of the distributing Class.

For retirement accounts and accounts participating in MAP or SPA, all distributions are automatically paid in additional shares. As well, all distributions in respect of Class E shares are also automatically paid in additional shares.

Taxes

As with any investment, you should consider how your investment in a Fund will be taxed. If your account is not a retirement account or other tax-advantaged savings plan (or you are not otherwise exempt from income tax), you should be aware of the following tax implications:

Taxes on distributions. You may be subject to tax to the extent a Fund makes actual or deemed distributions of net income and realized gains to you, except that distributions by Ivy Municipal Bond Fund and Ivy Municipal High Income Fund (each, a Municipal Fund) that are designated as "exempt-interest dividends" generally may be excluded by you from your gross income for Federal income tax purposes. Dividends from a Fund’s investment company taxable income (which includes taxable net investment income, the excess of net short-term capital gain over net long-term capital loss and, for certain Funds, net gains and losses from certain foreign currency transactions), if any, generally are taxable to you as ordinary income whether received in cash or paid in additional Fund shares, except to the extent those dividends are attributable to “qualified dividend income” the Fund earned (which are unlikely to be significant). Distributions of a Fund’s net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss), when designated as such, are taxable to you as long-term capital gains, whether received in cash or paid in additional Fund shares and regardless of the length of time you have owned your shares. For Federal income tax purposes, long-term capital gain generally is taxed at a maximum rate of 15% for noncorporate shareholders.

Exempt-interest dividends paid by a Municipal Fund may be subject to state and local income taxes. In addition, a portion of those dividends is expected to be attributable to interest on certain bonds (PABs) that you must treat as a Tax Preference Item; each Municipal Fund anticipates that, for the coming year, such interest will not account for more than 40% of the dividends it will pay to its shareholders. Your Municipal Fund will provide you with information after the end of each calendar year concerning the amount of distributions that you must treat as a Tax Preference Item. Shareholders who may be subject to the AMT should consult with their tax advisers concerning investment in a Municipal Fund.

Entities or other persons who are substantial users (or persons related to substantial users) of facilities financed by PABs should consult their tax advisers before purchasing shares of a Municipal Fund because, for users of certain of these facilities, the interest on PABs is not exempt from Federal income tax. For these purposes, the term “substantial user” is defined generally to include a non-exempt person who regularly uses in a trade or business a part of a facility financed from the proceeds of PABs.

For noncorporate taxable shareholders, each Fund notifies you after each calendar year-end as to the amounts of dividends and other distributions paid (or deemed paid) to you for that year.

Taxes on transactions. Your redemption of Fund shares will result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than what you paid for the redeemed shares (which normally includes any sales charge paid). If you realize gain on a redemption of a Municipal Fund's shares, the entire gain will be taxable even though a portion of the gain may represent tax-exempt municipal bond interest the Fund earned or accrued but had not yet been declared and paid out as a dividend. If the redemption is not made until after the record date for the distribution attributable to that interest, however, you will receive it as an exempt-interest dividend rather than as part of a taxable gain.

An exchange of Fund shares for shares of any other fund within the Ivy Family of Funds, Waddell & Reed Advisors Funds, or Waddell & Reed InvestEd Portfolios generally will have similar tax consequences. However, special rules apply when you dispose of a Fund’s Class A shares through a redemption or exchange within 90 calendar days after your purchase of those shares and then reacquire Class A shares of that Fund or acquire Class A shares of another fund within the Ivy Family of Funds, Waddell & Reed Advisors Funds, or Waddell & Reed InvestEd Portfolios without paying a sales charge due to the 60-day reinvestment privilege or exchange privilege. See “Your Account — Selling Shares.” In these cases, any gain on the disposition of the original Class A Fund shares will be increased, or loss decreased, by the amount of the sales charge you paid when you acquired those shares, and that amount will increase the adjusted basis in the shares you subsequently acquire. In addition, if you purchase shares of a Fund within 30 calendar days before or after redeeming other shares of the Fund (regardless of class) at a loss, part or all of that loss will not be deductible and will increase the basis in the newly purchased shares.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Municipal Fund (if it distributes exempt-interest dividends during the shareholder's taxable year) will not be deductible for Federal income tax purposes. Proposals may be introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on municipal bonds. If such a proposal were enacted, the availability of municipal bonds for investment by a Municipal Fund and the value of its portfolio would be affected. In that event, that Fund may decide to reevaluate its investment goal and policies.

192	Prospectus

Withholding. Each Fund must withhold 28% of all taxable dividends, and, except in the case of Ivy Money Market Fund, capital gain distributions and redemption proceeds (regardless of the extent to which gain or loss may be realized) otherwise payable to individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate is also required from taxable dividends and, except in the case of Ivy Money Market Fund, capital gain distributions otherwise payable to such shareholders who are subject to backup withholding for any other reason.

State and local income taxes. The portion of the dividends a Fund pays that is attributable to interest earned on U.S. government securities generally is not subject to state and local income taxes, although distributions by any Fund to its shareholders of net realized gains on the sale of those securities are fully subject to those taxes. You should consult your tax adviser to determine the taxability in your state and locality of dividends and other distributions paid by the Funds.

The foregoing is only a summary of some of the important tax considerations generally affecting each Fund and its shareholders; you will find more information in the SAI. There may be other Federal, state or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser.

Class E shares

In general, your investment in Class E shares of a Fund is part of the Program. The Program has received a ruling from the Internal Revenue Service stating that, in general, the Program qualifies under Section 529 of the Code so that earnings on Program investments are not subject to Federal income tax (with respect to either a contributor to the Program or a Designated Beneficiary) until the earnings are withdrawn. Withdrawals of earnings that are used to pay the “qualified higher education expenses” of your Designated Beneficiary are tax-free for Federal income tax purposes. State and local taxes may still apply.

Withdrawals of earnings that are not used for the Designated Beneficiary’s qualified higher education expenses generally are subject not only to Federal income tax but also to a Federal penalty in the form of an additional 10% tax on the earnings portion of any non-qualified withdrawal (unless such amounts are transferred within sixty (60) days to another qualified tuition program for the same Designated Beneficiary as under the Program). Withdrawals attributable to contributions to the Program (including the portion of any rollover from another state's qualified tuition plan that is attributable to contributions to that plan) are not subject to tax.

In general, Qualified Higher Education Expenses include the costs of tuition, fees, books, supplies and equipment for the Designated Beneficiary’s attendance at an “eligible educational institution” as well as qualified room and board if the Designated Beneficiary attends such institution at least half-time. The terms “qualified higher education expenses,” “Designated Beneficiary,” and “eligible educational institution” are as defined in the Code and as described in the Program Overview.

The foregoing is only a brief summary of some of the important Federal income tax considerations relating to investments in the Fund under the Program; you will find more information in the SAI and the Program Overview. You are urged to consult your own tax advisor for information about the state and local tax consequences of, and the impact of your personal financial situation on, an investment in your InvestEd Plan. In addition, please note that if you are a resident of a state other than Arizona, there may be state tax benefits available to you from an investment in a 529 Plan offered by your state.

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194	Prospectus

Financial Highlights

The following information is to help you understand the financial performance of each of the classes of each Fund for the fiscal periods shown. Certain information reflects financial results for a single Fund share. Total return shows how much your investment would have increased (or decreased) during each period, assuming reinvestment of all dividends and other distributions. Except as noted below, this information has been audited by Deloitte & Touche LLP, whose Reports of Independent Registered Public Accounting Firm, along with each Fund’s financial statements and financial highlights for the fiscal year ended March 31, 2009, are included in the Funds’ Annual Reports to Shareholders which are incorporated by reference into the SAI. The unaudited financial statements and financial highlight information for the six months ended September 30, 2009 are included in the Semiannual Report to Shareholders which is incorporated by reference into the SAI. The annual reports contain additional performance information and will be made available upon request and without charge.

Effective May 18, 2009, Ivy Municipal High Income Fund and Ivy Tax-Managed Equity Fund commenced operations after the reorganization of the Class Y shares of the corresponding series of the respective Waddell & Reed Advisors Fund (the “predecessor fund”) into the Class I shares of the respective Ivy Fund. The information shown for Ivy Municipal High Income Fund and Ivy Tax-Managed Equity Fund is that of Class Y shares of the respective predecessor fund. For Ivy Municipal High Income Fund, the financial highlight information of the predecessor fund for each of the five fiscal years in the period ended September 30, 2008 has been audited by Deloitte & Touche LLP, the Fund’s Independent Registered Public Accounting Firm, whose report on the predecessor fund, along with the predecessor fund’s financial statements and financial highlights, are included in the annual report of the predecessor fund, which is available upon request and incorporated by reference into the SAI. The unaudited financial highlight information of the predecessor fund for the fiscal period October 1, 2008 through May 17, 2009 and for Ivy Municipal High Income Fund for the fiscal period May 18, 2009 through September 30, 2009, is included in the Semiannual Report to Shareholders, which is incorporated by reference into the SAI. For Ivy Tax-Managed Equity Fund, the financial highlight information of the predecessor fund for each of the five fiscal years in the period ended June 30, 2008 has been audited by Deloitte & Touche LLP, the Fund’s Independent Registered Public Accounting Firm, whose report on the predecessor fund, along with the predecessor fund’s financial statements and financial highlights, is included in the annual report of the predecessor fund, which is available upon request and incorporated by reference into the SAI. The unaudited financial highlight information of the predecessor fund for the fiscal period July 1, 2008 through May 17, 2009 and for Ivy Tax-Managed Equity Fund for the fiscal period May 18, 2009 through September 30, 2009 are included in the Semiannual Report to Shareholders, which is available upon request and incorporated by reference into the SAI. The annual report and the semiannual report contain additional performance information and will be made available upon request and without charge.

Ivy Asset Strategy New Opportunities Fund did not exist as of September 30, 2009 and therefore is not included below.

Prospectus	195

IVY ASSET STRATEGY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Distributions from Return of Capital	Total Distributions
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$18.69	$0.15	(2)	$2.81	(2)	$2.96	$—	$—	$—	$—
Fiscal year ended 3-31-2009	27.06	0.24	(2)	(6.18	)(2)	(5.94)	(0.04)	(2.38)	(0.01)	(2.43)
Fiscal year ended 3-31-2008	20.65	0.21	(2)	6.61	(2)	6.82	(0.21)	(0.20)	—	(0.41)
Fiscal year ended 3-31-2007	18.76	0.25	(2)	1.81	(2)	2.06	(0.02)	(0.15)	—	(0.17)
Fiscal year ended 3-31-2006	14.21	0.05		4.68		4.73	(0.04)	(0.14)	—	(0.18)
Fiscal year ended 3-31-2005	12.86	0.06		1.47		1.53	(0.07)	(0.11)	—	(0.18)
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	18.23	0.06	(2)	2.73	(2)	2.79	—	—	—	—
Fiscal year ended 3-31-2009	26.57	0.05	(2)	(6.05	)(2)	(6.00)	—	(2.33)	(0.01)	(2.34)
Fiscal year ended 3-31-2008	20.22	(0.02	)(2)	6.50	(2)	6.48	—	(0.13)	—	(0.13)
Fiscal year ended 3-31-2007	18.50	0.08		1.79		1.87	—	(0.15)	—	(0.15)
Fiscal year ended 3-31-2006	14.11	0.01		4.52		4.53	— *	(0.14)	—	(0.14)
Fiscal year ended 3-31-2005	12.83	(0.03)		1.44		1.41	(0.02)	(0.11)	—	(0.13)
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	18.30	0.07	(2)	2.74	(2)	2.81	—	—	—	—
Fiscal year ended 3-31-2009	26.64	0.06	(2)	(6.05	)(2)	(5.99)	—	(2.34)	(0.01)	(2.35)
Fiscal year ended 3-31-2008	20.27	(0.01	)(2)	6.53	(2)	6.52	—	(0.15)	—	(0.15)
Fiscal year ended 3-31-2007	18.54	0.07		1.81		1.88	—	(0.15)	—	(0.15)
Fiscal year ended 3-31-2006	14.12	0.01		4.56		4.57	(0.01)	(0.14)	—	(0.15)
Fiscal year ended 3-31-2005	12.83	(0.03)		1.45		1.42	(0.02)	(0.11)	—	(0.13)
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	18.74	0.15	(2)	2.81	(2)	2.96	—	—	—	—
Fiscal year ended 3-31-2009	27.05	0.24	(2)	(6.19	)(2)	(5.95)	—	(2.35)	(0.01)	(2.36)
Fiscal year ended 3-31-2008(5)	20.69	0.05	(2)	6.57	(2)	6.62	(0.11)	(0.15)	—	(0.26)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	18.81	0.17	(2)	2.83	(2)	3.00	—	—	—	—
Fiscal year ended 3-31-2009	27.17	0.31	(2)	(6.23	)(2)	(5.92)	(0.05)	(2.38)	(0.01)	(2.44)
Fiscal year ended 3-31-2008(5)	20.71	0.34	(2)	6.56	(2)	6.90	(0.24)	(0.20)	—	(0.44)
Class R Shares
Six-month period ended 9-30-2009 (unaudited)	18.65	0.10	(2)	2.82	(2)	2.92	—	—	—	—
Fiscal year ended 3-31-2009(7)	26.74	0.05		(5.73)		(5.68)	(0.02)	(2.38)	(0.01)	(2.41)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	18.72	0.15	(2)	2.82	(2)	2.97	—	—	—	—
Fiscal year ended 3-31-2009	27.08	0.24	(2)	(6.18	)(2)	(5.94)	(0.03)	(2.38)	(0.01)	(2.42)
Fiscal year ended 3-31-2008	20.67	0.18	(2)	6.62	(2)	6.80	(0.19)	(0.20)	—	(0.39)
Fiscal year ended 3-31-2007	18.78	0.26	(2)	1.80	(2)	2.06	(0.02)	(0.15)	—	(0.17)
Fiscal year ended 3-31-2006	14.22	0.05		4.69		4.74	(0.04)	(0.14)	—	(0.18)
Fiscal year ended 3-31-2005	12.87	0.08		1.45		1.53	(0.07)	(0.11)	—	(0.18)

*	Not shown due to rounding.

(1)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(2)	Based on average weekly shares outstanding.

(3)	Total return calculated without taking into account the sales load deducted on an initial purchase.

(4)	Annualized.

(5)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(6)	For the fiscal year ended March 31, 2008.

(7)	For the period from July 31, 2008 (commencement of operations of the class) through March 31, 2009.

(8)	For the fiscal year ended March 31, 2009.

196	Prospectus

	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$21.65	15.84	%(3)	$7,109	1.05	%(4)	1.47	%(4)	—%		—%		45%
Fiscal year ended 3-31-2009	18.69	-21.41	(3)	4,787	1.03		1.05		—		—		279
Fiscal year ended 3-31-2008	27.06	33.19	(3)	5,379	1.00		0.70		—		—		57
Fiscal year ended 3-31-2007	20.65	11.04	(3)	1,118	1.13		1.28		—		—		123
Fiscal year ended 3-31-2006	18.76	33.40	(3)	269	1.28		0.69		—		—		53
Fiscal year ended 3-31-2005	14.21	12.02	(3)	39	1.44		0.56		—		—		98
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	21.02	15.31		459	1.89	(4)	0.63	(4)	—		—		45
Fiscal year ended 3-31-2009	18.23	-22.04		330	1.87		0.22		—		—		279
Fiscal year ended 3-31-2008	26.57	32.07		330	1.83		-0.09		—		—		57
Fiscal year ended 3-31-2007	20.22	10.16		119	1.98		0.43		—		—		123
Fiscal year ended 3-31-2006	18.50	32.22		37	2.14		-0.13		—		—		53
Fiscal year ended 3-31-2005	14.11	11.02		11	2.30		-0.30		—		—		98
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	21.11	15.36		6,409	1.82	(4)	0.70	(4)	—		—		45
Fiscal year ended 3-31-2009	18.30	-21.96		4,644	1.80		0.29		—		—		279
Fiscal year ended 3-31-2008	26.64	32.18		4,854	1.77		-0.07		—		—		57
Fiscal year ended 3-31-2007	20.27	10.19		1,153	1.90		0.52		—		—		123
Fiscal year ended 3-31-2006	18.54	32.45		250	2.01		-0.01		—		—		53
Fiscal year ended 3-31-2005	14.12	11.11		55	2.21		-0.22		—		—		98
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	21.70	15.80	(3)	24	1.00	(4)	1.53	(4)	1.53	(4)	1.00	(4)	45
Fiscal year ended 3-31-2009	18.74	-21.44	(3)	17	0.93		1.24		1.18		0.99		279
Fiscal year ended 3-31-2008(5)	27.05	32.15	(3)	11	1.63	(4)	-0.05	(4)	—		—		57	(6)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	21.81	15.95		2,604	0.79	(4)	1.72	(4)	—		—		45
Fiscal year ended 3-31-2009	18.81	-21.20		360	0.79		1.35		—		—		279
Fiscal year ended 3-31-2008(5)	27.17	33.45		104	0.82	(4)	0.84	(4)	—		—		57	(6)
Class R Shares
Six-month period ended 9-30-2009 (unaudited)	21.57	15.66		9	1.33	(4)	0.97	(4)	—		—		45
Fiscal year ended 3-31-2009(7)	18.65	-20.65		1	1.99	(4)	1.36	(4)	—		—		279	(8)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	21.69	15.87		885	1.00	(4)	1.50	(4)	1.17	(4)	1.33	(4)	45
Fiscal year ended 3-31-2009	18.72	-21.39		1,453	1.03		1.05		1.09		0.99		279
Fiscal year ended 3-31-2008	27.08	33.07		1,573	1.07		0.57		—		—		57
Fiscal year ended 3-31-2007	20.67	11.04		203	1.15		1.30		—		—		123
Fiscal year ended 3-31-2006	18.78	33.46		29	1.22		0.81		—		—		53
Fiscal year ended 3-31-2005	14.22	12.05		4	1.35		0.66		—		—		98

Prospectus	197

IVY BALANCED FUND

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$13.01	$0.11	(1)	$2.35	(1)	$2.46	$(0.10)	$—	$(0.10)
Fiscal year ended 3-31-2009	16.64	0.16		(3.63)		(3.47)	(0.16)	—	(0.16)
Fiscal year ended 3-31-2008	16.18	0.20		0.97		1.17	(0.20)	(0.51)	(0.71)
Fiscal year ended 3-31-2007	15.22	0.16		0.98		1.14	(0.18)	—	(0.18)
Fiscal year ended 3-31-2006	14.00	0.15		1.21		1.36	(0.14)	—	(0.14)
Fiscal year ended 3-31-2005	13.35	0.14		0.65		0.79	(0.14)	—	(0.14)
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	12.97	0.05	(1)	2.34	(1)	2.39	(0.04)	—	(0.04)
Fiscal year ended 3-31-2009	16.60	0.04		(3.64)		(3.60)	(0.03)	—	(0.03)
Fiscal year ended 3-31-2008	16.14	0.04		0.97		1.01	(0.04)	(0.51)	(0.55)
Fiscal year ended 3-31-2007	15.18	0.01		0.98		0.99	(0.03)	—	(0.03)
Fiscal year ended 3-31-2006	13.98	0.00		1.21		1.21	(0.01)	—	(0.01)
Fiscal year ended 3-31-2005	13.33	0.01		0.64		0.65	— *	—	— *
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	12.98	0.06	(1)	2.35	(1)	2.41	(0.05)	—	(0.05)
Fiscal year ended 3-31-2009	16.61	0.07	(1)	(3.64	)(1)	(3.57)	(0.06)	—	(0.06)
Fiscal year ended 3-31-2008	16.15	0.07		0.97		1.04	(0.07)	(0.51)	(0.58)
Fiscal year ended 3-31-2007	15.20	0.04		0.97		1.01	(0.06)	—	(0.06)
Fiscal year ended 3-31-2006	13.98	0.03		1.20		1.23	(0.01)	—	(0.01)
Fiscal year ended 3-31-2005	13.34	0.03		0.63		0.66	(0.02)	—	(0.02)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	13.01	0.07	(1)	2.43	(1)	2.50	(0.12)	—	(0.12)
Fiscal year ended 3-31-2009	16.65	0.09		(3.52)		(3.43)	(0.21)	—	(0.21)
Fiscal year ended 3-31-2008(4)	16.21	0.26		0.95		1.21	(0.26)	(0.51)	(0.77)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	13.01	0.13	(1)	2.34	(1)	2.47	(0.11)	—	(0.11)
Fiscal year ended 3-31-2009	16.64	0.19		(3.65)		(3.46)	(0.17)	—	(0.17)
Fiscal year ended 3-31-2008	16.18	0.22		0.97		1.19	(0.22)	(0.51)	(0.73)
Fiscal year ended 3-31-2007	15.22	0.18		0.98		1.16	(0.20)	—	(0.20)
Fiscal year ended 3-31-2006	14.00	0.17		1.21		1.38	(0.16)	—	(0.16)
Fiscal year ended 3-31-2005	13.35	0.17		0.65		0.82	(0.17)	—	(0.17)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Total return calculated without taking into account the sales load deducted on an initial purchase.

(3)	Annualized.

(4)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(5)	For the fiscal year ended March 31, 2008.

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	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$15.37	18.91	%(2)	$76		1.41	%(3)	1.51	%(3)	26%
Fiscal year ended 3-31-2009	13.01	-20.98	(2)	68		1.36		1.12		57
Fiscal year ended 3-31-2008	16.64	7.05	(2)	63		1.38		1.16		9
Fiscal year ended 3-31-2007	16.18	7.53	(2)	59		1.39		1.03		23
Fiscal year ended 3-31-2006	15.22	9.71	(2)	57		1.42		1.00		49
Fiscal year ended 3-31-2005	14.00	5.90	(2)	54		1.53		1.02		37
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	15.32	18.43		5		2.27	(3)	0.64	(3)	26
Fiscal year ended 3-31-2009	12.97	-21.73		4		2.28		0.22		57
Fiscal year ended 3-31-2008	16.60	6.08		3		2.30		0.24		9
Fiscal year ended 3-31-2007	16.14	6.49		3		2.39		0.03		23
Fiscal year ended 3-31-2006	15.18	8.62		2		2.41		0.01		49
Fiscal year ended 3-31-2005	13.98	4.90		2		2.52		0.06		37
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	15.34	18.62		43		2.01	(3)	0.93	(3)	26
Fiscal year ended 3-31-2009	12.98	-21.53		49		1.96		0.49		57
Fiscal year ended 3-31-2008	16.61	6.27		4		2.11		0.42		9
Fiscal year ended 3-31-2007	16.15	6.67		3		2.16		0.27		23
Fiscal year ended 3-31-2006	15.20	8.80		2		2.25		0.21		49
Fiscal year ended 3-31-2005	13.98	4.98		1		2.38		0.19		37
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	15.39	19.29		2		1.00	(3)	1.77	(3)	26
Fiscal year ended 3-31-2009	13.01	-20.72		—	*	0.99		1.34		57
Fiscal year ended 3-31-2008(4)	16.65	7.25		—	*	1.04	(3)	1.51	(3)	9	(5)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	15.37	18.99		35		1.25	(3)	1.70	(3)	26
Fiscal year ended 3-31-2009	13.01	-20.89		38		1.24		1.26		57
Fiscal year ended 3-31-2008	16.64	7.16		27		1.28		1.27		9
Fiscal year ended 3-31-2007	16.18	7.67		28		1.26		1.16		23
Fiscal year ended 3-31-2006	15.22	9.89		38		1.26		1.15		49
Fiscal year ended 3-31-2005	14.00	6.16		44		1.30		1.25		37

Prospectus	199

IVY BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$8.76	$0.18	(2)	$0.82	(2)	$1.00	$(0.18)	$—	$(0.18)
Fiscal year ended 3-31-2009	9.84	0.36		(1.06)		(0.70)	(0.38)	—	(0.38)
Fiscal year ended 3-31-2008	10.46	0.47		(0.62)		(0.15)	(0.47)	—	(0.47)
Fiscal year ended 3-31-2007	10.28	0.46		0.18		0.64	(0.46)	—	(0.46)
Fiscal year ended 3-31-2006	10.52	0.42		(0.24)		0.18	(0.42)	—	(0.42)
Fiscal year ended 3-31-2005	10.83	0.41		(0.30)		0.11	(0.42)	—	(0.42)
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	8.76	0.11	(2)	0.82	(2)	0.93	(0.11)	—	(0.11)
Fiscal year ended 3-31-2009	9.84	0.24		(1.06)		(0.82)	(0.26)	—	(0.26)
Fiscal year ended 3-31-2008	10.46	0.36		(0.62)		(0.26)	(0.36)	—	(0.36)
Fiscal year ended 3-31-2007	10.28	0.34		0.18		0.52	(0.34)	—	(0.34)
Fiscal year ended 3-31-2006	10.52	0.30		(0.24)		0.06	(0.30)	—	(0.30)
Fiscal year ended 3-31-2005	10.83	0.28		(0.31)		(0.03)	(0.28)	—	(0.28)
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	8.76	0.15	(2)	0.82	(2)	0.97	(0.15)	—	(0.15)
Fiscal year ended 3-31-2009	9.84	0.27	(2)	(1.05	)(2)	(0.78)	(0.30)	—	(0.30)
Fiscal year ended 3-31-2008	10.46	0.39		(0.62)		(0.23)	(0.39)	—	(0.39)
Fiscal year ended 3-31-2007	10.28	0.37		0.18		0.55	(0.37)	—	(0.37)
Fiscal year ended 3-31-2006	10.52	0.31		(0.24)		0.07	(0.31)	—	(0.31)
Fiscal year ended 3-31-2005	10.83	0.27		(0.31)		(0.04)	(0.27)	—	(0.27)
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	8.76	0.18	(2)	0.82	(2)	1.00	(0.18)	—	(0.18)
Fiscal year ended 3-31-2009	9.84	0.34		(1.06)		(0.72)	(0.36)	—	(0.36)
Fiscal year ended 3-31-2008(5)	10.46	0.43	(2)	(0.62	)(2)	(0.19)	(0.43)	—	(0.43)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	8.76	0.20	(2)	0.82	(2)	1.02	(0.20)	—	(0.20)
Fiscal year ended 3-31-2009	9.84	0.39		(1.06)		(0.67)	(0.41)	—	(0.41)
Fiscal year ended 3-31-2008(5)	10.46	0.50	(2)	(0.62	)(2)	(0.12)	(0.50)	—	(0.50)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	8.76	0.18	(2)	0.82	(2)	1.00	(0.18)	—	(0.18)
Fiscal year ended 3-31-2009	9.84	0.33	(2)	(1.03	)(2)	(0.70)	(0.38)	—	(0.38)
Fiscal year ended 3-31-2008	10.46	0.46	(2)	(0.62	)(2)	(0.16)	(0.46)	—	(0.46)
Fiscal year ended 3-31-2007	10.28	0.46		0.18		0.64	(0.46)	—	(0.46)
Fiscal year ended 3-31-2006	10.52	0.41		(0.24)		0.17	(0.41)	—	(0.41)
Fiscal year ended 3-31-2005	10.83	0.39		(0.31)		0.08	(0.39)	—	(0.39)

*	Not shown due to rounding.

(1)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(2)	Based on average weekly shares outstanding.

(3)	Total return calculated without taking into account the sales load deducted on an initial purchase.

(4)	Annualized.

(5)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(6)	For the fiscal year ended March 31, 2008.

200	Prospectus

	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$9.58	11.52	%(3)	$117		1.30	%(4)	4.00	%(4)	—%		—%		208%
Fiscal year ended 3-31-2009	8.76	-7.22	(3)	98		1.25		3.89		—		—		441
Fiscal year ended 3-31-2008	9.84	-1.51	(3)	95		1.21		4.57		—		—		75
Fiscal year ended 3-31-2007	10.46	6.40	(3)	64		1.20		4.48		—		—		91
Fiscal year ended 3-31-2006	10.28	1.74	(3)	56		1.23		4.03		—		—		126
Fiscal year ended 3-31-2005	10.52	1.04	(3)	49		1.17		3.84		1.43		3.58		200
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	9.58	10.73		4		2.73	(4)	2.57	(4)	—		—		208
Fiscal year ended 3-31-2009	8.76	-8.45		3		2.60		2.51		—		—		441
Fiscal year ended 3-31-2008	9.84	-2.59		2		2.31		3.46		—		—		75
Fiscal year ended 3-31-2007	10.46	5.22		2		2.32		3.37		—		—		91
Fiscal year ended 3-31-2006	10.28	0.57		1		2.38		2.90		—		—		126
Fiscal year ended 3-31-2005	10.52	-0.23		1		2.45		2.63		—		—		200
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	9.58	11.12		15		2.03	(4)	3.28	(4)	—		—		208
Fiscal year ended 3-31-2009	8.76	-7.99		13		2.06		2.92		—		—		441
Fiscal year ended 3-31-2008	9.84	-2.31		5		2.02		3.76		—		—		75
Fiscal year ended 3-31-2007	10.46	5.48		4		2.06		3.62		—		—		91
Fiscal year ended 3-31-2006	10.28	0.66		2		2.28		3.01		—		—		126
Fiscal year ended 3-31-2005	10.52	-0.40		1		2.59		2.47		—		—		200
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	9.58	11.58	(3)	2		1.21	(4)	4.10	(4)	1.86	(4)	3.45	(4)	208
Fiscal year ended 3-31-2009	8.76	-7.37	(3)	1		1.37		3.73		1.77		3.33		441
Fiscal year ended 3-31-2008(5)	9.84	-1.85	(3)	1		1.59	(4)	4.14	(4)	—		—		75	(6)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	9.58	11.76		1		0.92	(4)	4.37	(4)	—		—		208
Fiscal year ended 3-31-2009	8.76	-6.88		—	*	0.88		4.26		—		—		441
Fiscal year ended 3-31-2008(5)	9.84	-1.17		—	*	0.91	(4)	4.87	(4)	—		—		75	(6)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	9.58	11.59		5		1.17	(4)	4.10	(4)	—		—		208
Fiscal year ended 3-31-2009	8.76	-7.23		1		1.19		3.61		1.21		3.59		441
Fiscal year ended 3-31-2008	9.84	-1.60		—	*	1.34		4.42		—		—		75
Fiscal year ended 3-31-2007	10.46	6.43		—	*	1.09		4.60		—		—		91
Fiscal year ended 3-31-2006	10.28	1.62		—	*	1.34		3.91		—		—		126
Fiscal year ended 3-31-2005	10.52	0.75		—	*	1.46		3.65		—		—		200

Prospectus	201

IVY CAPITAL APPRECIATION FUND(1)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Distributions from Return of Capital		Total Distributions
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$5.87	$0.01	(3)	$1.91	(3)	$1.92	$—	$—	$—		$—
Fiscal year ended 3-31-2009	9.71	(0.01	)(3)	(3.83	)(3)	(3.84)	—	—	—	*	— *
Fiscal year ended 3-31-2008	10.09	0.00	(3)	(0.27	)(3)	(0.27)	—	(0.11)	—		(0.11)
Fiscal year ended 3-31-2007	9.16	0.00	(3)	0.93	(3)	0.93	—	—	—		—
Fiscal year ended 3-31-2006	7.99	(0.03	)(3)	1.20	(3)	1.17	—	—	—		—
Fiscal year ended 3-31-2005	7.52	(0.02)		0.49		0.47	—	—	—		—
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	5.42	(0.03	)(3)	1.76	(3)	1.73	—	—	—		—
Fiscal year ended 3-31-2009	9.05	(0.14)		(3.49)		(3.63)	—	—	—		—
Fiscal year ended 3-31-2008	9.43	(0.10	)(3)	(0.25	)(3)	(0.35)	—	(0.03)	—		(0.03)
Fiscal year ended 3-31-2007	8.65	(0.09	)(3)	0.87	(3)	0.78	—	—	—		—
Fiscal year ended 3-31-2006	7.62	(0.11	)(3)	1.14	(3)	1.03	—	—	—		—
Fiscal year ended 3-31-2005	7.26	(0.01)		0.37		0.36	—	—	—		—
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	5.44	(0.02	)(3)	1.77	(3)	1.75	—	—	—		—
Fiscal year ended 3-31-2009	9.06	(0.09)		(3.53)		(3.62)	—	—	—	*	— *
Fiscal year ended 3-31-2008	9.45	(0.08	)(3)	(0.28	)(3)	(0.36)	—	(0.03)	—		(0.03)
Fiscal year ended 3-31-2007	8.64	(0.07	)(3)	0.88	(3)	0.81	—	—	—		—
Fiscal year ended 3-31-2006	7.60	(0.09	)(3)	1.13	(3)	1.04	—	—	—		—
Fiscal year ended 3-31-2005	7.24	0.03		0.33		0.36	—	—	—		—
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	5.88	0.01	(3)	1.93	(3)	1.94	—	—	—		—
Fiscal year ended 3-31-2009	9.70	(0.01)		(3.81)		(3.82)	—	—	—	*	— *
Fiscal year ended 3-31-2008(6)	10.12	(0.03	)(3)	(0.30	)(3)	(0.33)	—	(0.09)	—		(0.09)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	5.92	0.02	(3)	1.93	(3)	1.95	—	—	—		—
Fiscal year ended 3-31-2009	9.74	0.02	(3)	(3.84	)(3)	(3.82)	—	—	—	*	— *
Fiscal year ended 3-31-2008(6)	10.14	0.02	(3)	(0.29	)(3)	(0.27)	—	(0.13)	—		(0.13)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	5.90	0.01	(3)	1.91	(3)	1.92	—	—	—		—
Fiscal year ended 3-31-2009	9.73	0.00		(3.83)		(3.83)	—	—	—	*	— *
Fiscal year ended 3-31-2008	10.10	0.00	(3)	(0.26	)(3)	(0.26)	—	(0.11)	—		(0.11)
Fiscal year ended 3-31-2007	9.16	0.01	(3)	0.93	(3)	0.94	—	—	—		—
Fiscal year ended 3-31-2006	7.99	(0.02	)(3)	1.19	(3)	1.17	—	—	—		—
Fiscal year ended 3-31-2005(8)	7.33	0.03		0.63		0.66	—	—	—		—

*	Not shown due to rounding.

(1)	Capital Appreciation Fund (formerly Tax-Managed Equity Fund) changed its name effective March 31, 2005.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Total return calculated without taking into account the sales load deducted on an initial purchase.

(5)	Annualized.

(6)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(7)	For the fiscal year ended March 31, 2008.

(8)	For the period from September 15, 2004 (commencement of operations of the class) through March 31, 2005.

(9)	For the fiscal year ended March 31, 2005.

202	Prospectus

	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$7.79	32.71	%(4)	$276		1.33	%(5)	0.17	%(5)	—%		—%		27%
Fiscal year ended 3-31-2009	5.87	-39.54	(4)	196		1.31		-0.18		—		—		77
Fiscal year ended 3-31-2008	9.71	-2.83	(4)	393		1.15		-0.01		—		—		81
Fiscal year ended 3-31-2007	10.09	10.15	(4)	58		1.35		0.05		1.40		0.00		95
Fiscal year ended 3-31-2006	9.16	14.64	(4)	36		1.30		-0.29		1.55		-0.54		60
Fiscal year ended 3-31-2005	7.99	6.25	(4)	11		1.19		0.03		1.84		-0.62		62
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	7.15	31.92		7		2.36	(5)	-0.85	(5)	—		—		27
Fiscal year ended 3-31-2009	5.42	-40.11		5		2.29		-1.17		—		—		77
Fiscal year ended 3-31-2008	9.05	-3.76		12		2.13		-0.99		—		—		81
Fiscal year ended 3-31-2007	9.43	9.02		4		2.47		-1.07		2.51		-1.11		95
Fiscal year ended 3-31-2006	8.65	13.52		2		2.31		-1.30		2.56		-1.55		60
Fiscal year ended 3-31-2005	7.62	4.96		1		2.03		-0.81		2.68		-1.46		62
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	7.19	32.17		47		2.05	(5)	-0.56	(5)	—		—		27
Fiscal year ended 3-31-2009	5.44	-39.95		40		2.03		-0.91		—		—		77
Fiscal year ended 3-31-2008	9.06	-3.82		80		1.89		-0.77		—		—		81
Fiscal year ended 3-31-2007	9.45	9.38		11		2.14		-0.75		2.18		-0.79		95
Fiscal year ended 3-31-2006	8.64	13.68		7		2.07		-1.05		2.32		-1.30		60
Fiscal year ended 3-31-2005	7.60	4.97		2		2.15		-0.96		2.80		-1.61		62
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	7.82	32.99	(4)	2		1.15	(5)	0.35	(5)	2.06	(5)	-0.56	(5)	27
Fiscal year ended 3-31-2009	5.88	-39.37	(4)	2		1.23		-0.10		1.85		-0.72		77
Fiscal year ended 3-31-2008(6)	9.70	-3.40	(4)	2		1.35	(5)	-0.28	(5)	1.73	(5)	-0.66	(5)	81	(7)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	7.87	32.94		156		0.92	(5)	0.58	(5)	—		—		27
Fiscal year ended 3-31-2009	5.92	-39.21		111		0.90		0.28		—		—		77
Fiscal year ended 3-31-2008(6)	9.74	-2.83		12		0.86	(5)	0.23	(5)	—		—		81	(7)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	7.82	32.54		7		1.31	(5)	0.17	(5)	—		—		27
Fiscal year ended 3-31-2009	5.90	-39.35		16		1.16		-0.07		—		—		77
Fiscal year ended 3-31-2008	9.73	-2.83		58		1.14		0.00		—		—		81
Fiscal year ended 3-31-2007	10.10	10.37		10		1.27		0.16		1.31		0.12		95
Fiscal year ended 3-31-2006	9.16	14.64		1		1.20		-0.23		1.45		-0.48		60
Fiscal year ended 3-31-2005(8)	7.99	9.00		—	*	1.11	(5)	0.47	(5)	1.76	(5)	-0.18	(5)	62	(9)

Prospectus	203

IVY CORE EQUITY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Distributions from Return of Capital	Total Distributions
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$6.04	$0.02	(2)	$2.03	(2)	$2.05	$—	$—	$—	$—
Fiscal year ended 3-31-2009	9.33	0.00		(3.27)		(3.27)	—	—	(0.02)	(0.02)
Fiscal year ended 3-31-2008	10.03	0.01		0.25		0.26	—	(0.96)	—	(0.96)
Fiscal year ended 3-31-2007	10.24	0.00		0.88		0.88	—	(1.09)	—	(1.09)
Fiscal year ended 3-31-2006	9.03	0.00		1.21		1.21	—	—	—	—
Fiscal year ended 3-31-2005	8.08	0.02		0.93		0.95	—	—	—	—
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	5.54	(0.02	)(2)	1.86	(2)	1.84	—	—	—	—
Fiscal year ended 3-31-2009	8.64	(0.11)		(2.98)		(3.09)	—	—	(0.01)	(0.01)
Fiscal year ended 3-31-2008	9.34	(0.06)		0.22		0.16	—	(0.86)	—	(0.86)
Fiscal year ended 3-31-2007	9.70	(0.07)		0.80		0.73	—	(1.09)	—	(1.09)
Fiscal year ended 3-31-2006	8.63	(0.10)		1.17		1.07	—	—	—	—
Fiscal year ended 3-31-2005	7.78	(0.07)		0.92		0.85	—	—	—	—
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	5.61	(0.01	)(2)	1.89	(2)	1.88	—	—	—	—
Fiscal year ended 3-31-2009	8.74	(0.06)		(3.05)		(3.11)	—	—	(0.02)	(0.02)
Fiscal year ended 3-31-2008	9.44	(0.05)		0.22		0.17	—	(0.87)	—	(0.87)
Fiscal year ended 3-31-2007	9.77	(0.06)		0.82		0.76	—	(1.09)	—	(1.09)
Fiscal year ended 3-31-2006	8.68	(0.09)		1.18		1.09	—	—	—	—
Fiscal year ended 3-31-2005	7.82	(0.06)		0.92		0.86	—	—	—	—
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	6.03	0.02	(2)	2.03	(2)	2.05	—	—	—	—
Fiscal year ended 3-31-2009	9.33	0.02	(2)	(3.30	)(2)	(3.28)	—	—	(0.02)	(0.02)
Fiscal year ended 3-31-2008(5)	10.05	(0.03	)(2)	0.26	(2)	0.23	—	(0.95)	—	(0.95)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	6.47	0.03	(2)	2.17	(2)	2.20	—	—	—	—
Fiscal year ended 3-31-2009	9.93	0.08	(2)	(3.52	)(2)	(3.44)	—	—	(0.02)	(0.02)
Fiscal year ended 3-31-2008(5)	10.52	0.10		0.30		0.40	—	(0.99)	—	(0.99)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	6.36	0.03	(2)	2.14	(2)	2.17	—	—	—	—
Fiscal year ended 3-31-2009	9.80	0.06	(2)	(3.48	)(2)	(3.42)	—	—	(0.02)	(0.02)
Fiscal year ended 3-31-2008	10.49	0.06	(2)	0.22	(2)	0.28	—	(0.97)	—	(0.97)
Fiscal year ended 3-31-2007	10.65	0.04	(2)	0.89	(2)	0.93	—	(1.09)	—	(1.09)
Fiscal year ended 3-31-2006	9.38	0.09		1.18		1.27	—	—	—	—
Fiscal year ended 3-31-2005	8.37	0.25		0.76		1.01	—	—	—	—

*	Not shown due to rounding.

(1)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(2)	Based on average weekly shares outstanding.

(3)	Total return calculated without taking into account the sales load deducted on an initial purchase.

(4)	Annualized.

(5)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(6)	For the fiscal year ended March 31, 2008.

204	Prospectus

	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$8.09	33.94	%(3)	$85		1.49	%(4)	0.44	%(4)	—%		—%		50%
Fiscal year ended 3-31-2009	6.04	-35.09	(3)	65		1.46		0.38		—		—		115
Fiscal year ended 3-31-2008	9.33	1.52	(3)	88		1.35		0.36		—		—		81
Fiscal year ended 3-31-2007	10.03	8.54	(3)	83		1.37		0.21		—		—		114
Fiscal year ended 3-31-2006	10.24	13.40	(3)	74		1.42		-0.03		—		—		79
Fiscal year ended 3-31-2005	9.03	11.76	(3)	65		1.50		0.07		—		—		42
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	7.38	33.21		5		2.54	(4)	-0.62	(4)	—		—		50
Fiscal year ended 3-31-2009	5.54	-35.75		4		2.48		-0.68		—		—		115
Fiscal year ended 3-31-2008	8.64	0.65		9		2.27		-0.51		—		—		81
Fiscal year ended 3-31-2007	9.34	7.45		11		2.29		-0.71		—		—		114
Fiscal year ended 3-31-2006	9.70	12.40		11		2.32		-0.94		—		—		79
Fiscal year ended 3-31-2005	8.63	10.93		12		2.36		-0.77		—		—		42
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	7.49	33.51		93		2.24	(4)	-0.31	(4)	—		—		50
Fiscal year ended 3-31-2009	5.61	-35.63		75		2.21		-0.42		—		—		115
Fiscal year ended 3-31-2008	8.74	0.78		135		2.11		-0.34		—		—		81
Fiscal year ended 3-31-2007	9.44	7.71		159		2.13		-0.55		—		—		114
Fiscal year ended 3-31-2006	9.77	12.56		173		2.17		-0.79		—		—		79
Fiscal year ended 3-31-2005	8.68	11.00		183		2.22		-0.63		—		—		42
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	8.08	34.00	(3)	1		1.35	(4)	0.58	(4)	2.31	(4)	-0.38	(4)	50
Fiscal year ended 3-31-2009	6.03	-35.20	(3)	1		1.56		0.31		2.12		-0.25		115
Fiscal year ended 3-31-2008(5)	9.33	1.22	(3)	1		1.80	(4)	-0.43	(4)	—		—		81	(6)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	8.67	34.00		2		1.01	(4)	0.90	(4)	—		—		50
Fiscal year ended 3-31-2009	6.47	-34.68		—	*	0.97		1.03		—		—		115
Fiscal year ended 3-31-2008(5)	9.93	2.80		—	*	0.99	(4)	0.72	(4)	—		—		81	(6)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	8.53	34.12		5		1.25	(4)	0.69	(4)	—		—		50
Fiscal year ended 3-31-2009	6.36	-34.94		4		1.23		0.71		—		—		115
Fiscal year ended 3-31-2008	9.80	1.67		2		1.22		0.60		—		—		81
Fiscal year ended 3-31-2007	10.49	8.69		3		1.21		0.35		—		—		114
Fiscal year ended 3-31-2006	10.65	13.54		2		1.22		0.16		—		—		79
Fiscal year ended 3-31-2005	9.38	12.07		2		1.24		0.34		—		—		42

Prospectus	205

IVY CUNDILL GLOBAL VALUE FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$8.55	$0.11	(2)	$3.06	(2)	$3.17	$—	$—	$—
Fiscal year ended 3-31-2009	12.97	0.16		(4.55)		(4.39)	(0.03)	— *	(0.03)
Fiscal year ended 3-31-2008	16.28	0.18		(2.00)		(1.82)	(0.18)	(1.31)	(1.49)
Fiscal year ended 3-31-2007	15.52	0.13		1.49		1.62	(0.11)	(0.75)	(0.86)
Fiscal year ended 3-31-2006	13.79	0.17		2.21		2.38	(0.16)	(0.49)	(0.65)
Fiscal year ended 3-31-2005	12.57	0.04		1.25		1.29	(0.07)	—	(0.07)
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	8.31	0.05	(2)	2.97	(2)	3.02	—	—	—
Fiscal year ended 3-31-2009	12.68	0.01		(4.38)		(4.37)	—	—	—
Fiscal year ended 3-31-2008	15.93	0.03	(2)	(1.93	)(2)	(1.90)	(0.04)	(1.31)	(1.35)
Fiscal year ended 3-31-2007	15.23	(0.01)		1.46		1.45	—	(0.75)	(0.75)
Fiscal year ended 3-31-2006	13.54	0.06		2.14		2.20	(0.02)	(0.49)	(0.51)
Fiscal year ended 3-31-2005	12.38	(0.01)		1.17		1.16	—	—	—
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	8.30	0.07	(2)	2.97	(2)	3.04	—	—	—
Fiscal year ended 3-31-2009	12.62	0.06		(4.38)		(4.32)	—	—	—
Fiscal year ended 3-31-2008	15.88	0.05		(1.92)		(1.87)	(0.08)	(1.31)	(1.39)
Fiscal year ended 3-31-2007	15.16	0.03		1.46		1.49	(0.02)	(0.75)	(0.77)
Fiscal year ended 3-31-2006	13.48	0.08		2.14		2.22	(0.05)	(0.49)	(0.54)
Fiscal year ended 3-31-2005	12.30	(0.02)		1.20		1.18	—	—	—
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	8.55	0.12	(2)	3.07	(2)	3.19	—	—	—
Fiscal year ended 3-31-2009	12.93	0.10		(4.48)		(4.38)	—	—	—
Fiscal year ended 3-31-2008(5)	16.23	0.02	(2)	(1.87	)(2)	(1.85)	(0.14)	(1.31)	(1.45)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	8.64	0.12	(2)	3.12	(2)	3.24	—	—	—
Fiscal year ended 3-31-2009	13.11	0.05	(2)	(4.43	)(2)	(4.38)	(0.09)	— *	(0.09)
Fiscal year ended 3-31-2008(5)	16.29	0.24	(2)	(1.87	)(2)	(1.63)	(0.24)	(1.31)	(1.55)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	8.58	0.16	(2)	3.07	(2)	3.23	—	—	—
Fiscal year ended 3-31-2009	13.02	0.14	(2)	(4.49	)(2)	(4.35)	(0.09)	— *	(0.09)
Fiscal year ended 3-31-2008	16.33	0.25	(2)	(2.01	)(2)	(1.76)	(0.24)	(1.31)	(1.55)
Fiscal year ended 3-31-2007	15.56	0.19		1.49		1.68	(0.16)	(0.75)	(0.91)
Fiscal year ended 3-31-2006	13.82	0.19		2.26		2.45	(0.22)	(0.49)	(0.71)
Fiscal year ended 3-31-2005	12.58	0.07		1.29		1.36	(0.12)	—	(0.12)

*	Not shown due to rounding.

(1)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(2)	Based on average weekly shares outstanding.

(3)	Total return calculated without taking into account the sales load deducted on an initial purchase.

(4)	Annualized.

(5)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(6)	For the fiscal year ended March 31, 2008.

206	Prospectus

	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$11.72	37.08	%(3)	$255		1.89	%(4)	2.08	%(4)	2.00	%(4)	1.97	%(4)	17%
Fiscal year ended 3-31-2009	8.55	-33.87	(3)	207		1.81		1.26		—		—		43
Fiscal year ended 3-31-2008	12.97	-12.07	(3)	443		1.59		1.05		—		—		39
Fiscal year ended 3-31-2007	16.28	10.71	(3)	688		1.55		0.81		—		—		42
Fiscal year ended 3-31-2006	15.52	17.49	(3)	625		1.62		1.09		—		—		4
Fiscal year ended 3-31-2005	13.79	10.29	(3)	321		1.74		0.08		—		—		5
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	11.33	36.34		21		2.91	(4)	1.08	(4)	—		—		17
Fiscal year ended 3-31-2009	8.31	-34.46		17		2.71		0.35		—		—		43
Fiscal year ended 3-31-2008	12.68	-12.83		37		2.48		0.18		—		—		39
Fiscal year ended 3-31-2007	15.93	9.82		59		2.44		-0.07		—		—		42
Fiscal year ended 3-31-2006	15.23	16.43		57		2.51		0.21		—		—		4
Fiscal year ended 3-31-2005	13.54	9.37		37		2.62		-0.86		—		—		5
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	11.34	36.63		46		2.51	(4)	1.49	(4)	—		—		17
Fiscal year ended 3-31-2009	8.30	-34.23		40		2.42		0.72		—		—		43
Fiscal year ended 3-31-2008	12.62	-12.65		99		2.25		0.37		—		—		39
Fiscal year ended 3-31-2007	15.88	10.03		233		2.21		0.15		—		—		42
Fiscal year ended 3-31-2006	15.16	16.70		211		2.28		0.43		—		—		4
Fiscal year ended 3-31-2005	13.48	9.59		96		2.42		-0.62		—		—		5
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	11.74	37.31	(3)	—	*	1.59	(4)	2.25	(4)	2.80	(4)	1.04	(4)	17
Fiscal year ended 3-31-2009	8.55	-33.87	(3)	—	*	1.93		0.98		2.72		0.19		43
Fiscal year ended 3-31-2008(5)	12.93	-12.31	(3)	—	*	2.31	(4)	0.29	(4)	—		—		39	(6)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	11.88	37.50		6		1.33	(4)	2.24	(4)	—		—		17
Fiscal year ended 3-31-2009	8.64	-33.46		4		1.25		1.25		—		—		43
Fiscal year ended 3-31-2008(5)	13.11	-10.93		2		1.21	(4)	1.45	(4)	—		—		39	(6)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	11.81	37.65		11		1.21	(4)	3.02	(4)	1.57	(4)	2.66	(4)	17
Fiscal year ended 3-31-2009	8.58	-33.44		9		1.19		1.59		1.50		1.28		43
Fiscal year ended 3-31-2008	13.02	-11.73		8		1.20		1.42		1.45		1.17		39
Fiscal year ended 3-31-2007	16.33	11.14		15		1.20		1.18		1.42		0.96		42
Fiscal year ended 3-31-2006	15.56	17.99		17		1.19		1.46		1.46		1.19		4
Fiscal year ended 3-31-2005	13.82	10.90		10		1.20		0.52		1.56		0.16		5

Prospectus	207

IVY DIVIDEND OPPORTUNITIES FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$9.86	$0.08	(2)	$2.61	(2)	$2.69	$(0.07)	$—	$(0.07)
Fiscal year ended 3-31-2009	16.05	0.12	(2)	(6.19	)(2)	(6.07)	(0.12)	—	(0.12)
Fiscal year ended 3-31-2008	15.70	0.13	(2)	0.54	(2)	0.67	(0.14)	(0.18)	(0.32)
Fiscal year ended 3-31-2007	14.41	0.17	(2)	1.49	(2)	1.66	(0.18)	(0.19)	(0.37)
Fiscal year ended 3-31-2006	12.13	0.12	(2)	2.30	(2)	2.42	(0.11)	(0.03)	(0.14)
Fiscal year ended 3-31-2005	11.07	0.09		1.10		1.19	(0.09)	(0.04)	(0.13)
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	9.79	0.01	(2)	2.59	(2)	2.60	(0.01)	—	(0.01)
Fiscal year ended 3-31-2009	15.93	0.00		(6.14)		(6.14)	—	—	—
Fiscal year ended 3-31-2008	15.63	(0.03)		0.53		0.50	(0.02)	(0.18)	(0.20)
Fiscal year ended 3-31-2007	14.34	0.05		1.47		1.52	(0.04)	(0.19)	(0.23)
Fiscal year ended 3-31-2006	12.09	0.01		2.28		2.29	(0.01)	(0.03)	(0.04)
Fiscal year ended 3-31-2005	11.05	0.02		1.06		1.08	—	(0.04)	(0.04)
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	9.81	0.04	(2)	2.60	(2)	2.64	(0.03)	—	(0.03)
Fiscal year ended 3-31-2009	15.95	0.03	(2)	(6.14	)(2)	(6.11)	(0.03)	—	(0.03)
Fiscal year ended 3-31-2008	15.63	0.00		0.54		0.54	(0.04)	(0.18)	(0.22)
Fiscal year ended 3-31-2007	14.34	0.07		1.47		1.54	(0.06)	(0.19)	(0.25)
Fiscal year ended 3-31-2006	12.09	0.01		2.28		2.29	(0.01)	(0.03)	(0.04)
Fiscal year ended 3-31-2005	11.05	0.01		1.07		1.08	—	(0.04)	(0.04)
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	9.84	0.08	(2)	2.60	(2)	2.68	(0.07)	—	(0.07)
Fiscal year ended 3-31-2009	16.01	0.10		(6.17)		(6.07)	(0.10)	—	(0.10)
Fiscal year ended 3-31-2008(5)	15.76	(0.01	)(2)	0.51	(2)	0.50	(0.07)	(0.18)	(0.25)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	9.88	0.09	(2)	2.62	(2)	2.71	(0.09)	—	(0.09)
Fiscal year ended 3-31-2009	16.07	0.08	(2)	(6.10	)(2)	(6.02)	(0.17)	—	(0.17)
Fiscal year ended 3-31-2008(5)	15.76	0.20		0.47		0.67	(0.18)	(0.18)	(0.36)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	9.87	0.09	(2)	2.62	(2)	2.71	(0.08)	—	(0.08)
Fiscal year ended 3-31-2009	16.06	0.14	(2)	(6.19	)(2)	(6.05)	(0.14)	—	(0.14)
Fiscal year ended 3-31-2008	15.70	0.14	(2)	0.55	(2)	0.69	(0.15)	(0.18)	(0.33)
Fiscal year ended 3-31-2007	14.41	0.12	(2)	1.55	(2)	1.67	(0.19)	(0.19)	(0.38)
Fiscal year ended 3-31-2006	12.13	0.15	(2)	2.29	(2)	2.44	(0.13)	(0.03)	(0.16)
Fiscal year ended 3-31-2005	11.07	0.11		1.10		1.21	(0.11)	(0.04)	(0.15)

*	Not shown due to rounding.

(1)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(2)	Based on average weekly shares outstanding.

(3)	Total return calculated without taking into account the sales load deducted on an initial purchase.

(4)	Annualized.

(5)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(6)	For the fiscal year ended March 31, 2008.

208	Prospectus

	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$12.48	27.25	%(3)	$169		1.45	%(4)	1.22	%(4)	—%		—%		22%
Fiscal year ended 3-31-2009	9.86	-37.92	(3)	133		1.40		1.00		—		—		30
Fiscal year ended 3-31-2008	16.05	4.10	(3)	148		1.37		0.77		—		—		30
Fiscal year ended 3-31-2007	15.70	11.57	(3)	107		1.38		1.16		—		—		24
Fiscal year ended 3-31-2006	14.41	19.99	(3)	61		1.45		0.92		—		—		15
Fiscal year ended 3-31-2005	12.13	10.78	(3)	32		1.59		0.94		—		—		32
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	12.38	26.54		10		2.53	(4)	0.16	(4)	—		—		22
Fiscal year ended 3-31-2009	9.79	-38.54		9		2.43		-0.04		—		—		30
Fiscal year ended 3-31-2008	15.93	3.09		11		2.34		-0.16		—		—		30
Fiscal year ended 3-31-2007	15.63	10.63		10		2.30		0.29		—		—		24
Fiscal year ended 3-31-2006	14.34	18.94		7		2.32		0.03		—		—		15
Fiscal year ended 3-31-2005	12.09	9.76		6		2.44		0.11		—		—		32
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	12.42	26.90		41		2.13	(4)	0.56	(4)	—		—		22
Fiscal year ended 3-31-2009	9.81	-38.33		37		2.11		0.39		—		—		30
Fiscal year ended 3-31-2008	15.95	3.32		24		2.15		0.00		—		—		30
Fiscal year ended 3-31-2007	15.63	10.74		19		2.17		0.42		—		—		24
Fiscal year ended 3-31-2006	14.34	18.95		14		2.27		0.08		—		—		15
Fiscal year ended 3-31-2005	12.09	9.76		10		2.42		0.10		—		—		32
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	12.45	27.26	(3)	2		1.37	(4)	1.31	(4)	2.55	(4)	0.13	(4)	22
Fiscal year ended 3-31-2009	9.84	-37.98	(3)	2		1.60		0.78		2.27		0.11		30
Fiscal year ended 3-31-2008(5)	16.01	3.01	(3)	2		2.17	(4)	-0.18	(4)	—		—		30	(6)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	12.50	27.47		5		0.97	(4)	1.85	(4)	—		—		22
Fiscal year ended 3-31-2009	9.88	-37.60		2		0.99		1.75		—		—		30
Fiscal year ended 3-31-2008(5)	16.07	4.08		—	*	1.00	(4)	1.17	(4)	—		—		30	(6)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	12.50	27.44		17		1.25	(4)	1.39	(4)	—		—		22
Fiscal year ended 3-31-2009	9.87	-37.79		15		1.24		1.08		—		—		30
Fiscal year ended 3-31-2008	16.06	4.23		12		1.26		0.78		—		—		30
Fiscal year ended 3-31-2007	15.70	11.65		3		1.29		0.92		—		—		24
Fiscal year ended 3-31-2006	14.41	20.14		1		1.34		1.03		—		—		15
Fiscal year ended 3-31-2005	12.13	10.94		1		1.44		1.09		—		—		32

Prospectus	209

IVY ENERGY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$7.27	$(0.01	)(2)	$3.11	(2)	$3.10	$—	$—	$—
Fiscal year ended 3-31-2009	13.67	(0.05	)(2)	(6.35	)(2)	(6.40)	—	—	—
Fiscal year ended 3-31-2008	10.35	(0.07	)(2)	3.41	(2)	3.34	—	(0.02)	(0.02)
Fiscal year ended 3-31-2007(5)	10.00	(0.09)		0.44		0.35	—	—	—
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	7.12	(0.06	)(2)	3.05	(2)	2.99	—	—	—
Fiscal year ended 3-31-2009	13.52	(0.16	)(2)	(6.24	)(2)	(6.40)	—	—	—
Fiscal year ended 3-31-2008	10.29	(0.16	)(2)	3.39	(2)	3.23	—	—	—
Fiscal year ended 3-31-2007(5)	10.00	(0.13)		0.42		0.29	—	—	—
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	7.14	(0.05	)(2)	3.06	(2)	3.01	—	—	—
Fiscal year ended 3-31-2009	13.55	(0.12	)(2)	(6.29	)(2)	(6.41)	—	—	—
Fiscal year ended 3-31-2008	10.30	(0.14	)(2)	3.39	(2)	3.25	—	—	—
Fiscal year ended 3-31-2007(5)	10.00	(0.14)		0.44		0.30	—	—	—
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	7.32	0.00	(2)	3.13	(2)	3.13	—	—	—
Fiscal year ended 3-31-2009	13.72	(0.03	)(2)	(6.37	)(2)	(6.40)	—	—	—
Fiscal year ended 3-31-2008(6)	10.51	0.10	(2)	3.19	(2)	3.29	—	(0.08)	(0.08)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	7.30	(0.01	)(2)	3.13	(2)	3.12	—	—	—
Fiscal year ended 3-31-2009	13.73	(0.07	)(2)	(6.36	)(2)	(6.43)	—	—	—
Fiscal year ended 3-31-2008	10.38	(0.07	)(2)	3.46	(2)	3.39	—	(0.04)	(0.04)
Fiscal year ended 3-31-2007(5)	10.00	(0.08)		0.46		0.38	—	—	—

*	Not shown due to rounding.

(1)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(2)	Based on average weekly shares outstanding.

(3)	Total return calculated without taking into account the sales load deducted on an initial purchase.

(4)	Annualized.

(5)	For the period from April 3, 2006 (commencement of operations of the class) through March 31, 2007.

(6)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(7)	For the fiscal year ended March 31, 2008.

210	Prospectus

	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$10.37	42.64	%(3)	$51		1.59	%(4)	-0.25	%(4)	1.92	%(4)	-0.58	%(4)	8%
Fiscal year ended 3-31-2009	7.27	-46.82	(3)	30		1.60		-0.47		1.91		-0.78		48
Fiscal year ended 3-31-2008	13.67	32.27	(3)	27		1.66		-0.53		2.01		-0.88		35
Fiscal year ended 3-31-2007(5)	10.35	3.50	(3)	5		2.74	(4)	-1.30	(4)	3.58	(4)	-2.14	(4)	11
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	10.11	41.99		3		2.59	(4)	-1.24	(4)	2.82	(4)	-1.47	(4)	8
Fiscal year ended 3-31-2009	7.12	-47.34		2		2.60		-1.48		2.78		-1.66		48
Fiscal year ended 3-31-2008	13.52	31.39		2		2.44		-1.26		2.79		-1.61		35
Fiscal year ended 3-31-2007(5)	10.29	2.90		1		3.13	(4)	-1.64	(4)	3.97	(4)	-2.48	(4)	11
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	10.15	42.16		12		2.45	(4)	-1.11	(4)	—		—		8
Fiscal year ended 3-31-2009	7.14	-47.31		9		2.50		-1.30		2.50		-1.30		48
Fiscal year ended 3-31-2008	13.55	31.55		3		2.28		-1.09		2.63		-1.44		35
Fiscal year ended 3-31-2007(5)	10.30	3.00		1		3.17	(4)	-1.72	(4)	4.01	(4)	-2.56	(4)	11
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	10.45	42.76		—	*	1.29	(4)	0.00	(4)	—		—		8
Fiscal year ended 3-31-2009	7.32	-46.65		—	*	1.39		-0.27		1.39		-0.27		48
Fiscal year ended 3-31-2008(6)	13.72	31.26		—	*	1.19	(4)	0.05	(4)	1.54	(4)	-0.30	(4)	35	(7)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	10.42	42.74		6		1.60	(4)	-0.29	(4)	—		—		8
Fiscal year ended 3-31-2009	7.30	-46.83		2		1.60		-0.59		1.65		-0.64		48
Fiscal year ended 3-31-2008	13.73	32.67		5		1.55		-0.51		1.90		-0.86		35
Fiscal year ended 3-31-2007(5)	10.38	3.80		1		2.32	(4)	-0.82	(4)	3.16	(4)	-1.66	(4)	11

Prospectus	211

IVY EUROPEAN OPPORTUNITIES FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Distributions from Return of Capital
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$15.08	$0.26	(1)	$6.40	(1)	$6.66	$—	$—	$—
Fiscal year ended 3-31-2009	34.70	1.18		(18.18)		(17.00)	(1.16)	(1.44)	(0.02)
Fiscal year ended 3-31-2008	40.58	0.60		(1.98)		(1.38)	(0.50)	(4.00)	—
Fiscal year ended 3-31-2007	33.58	0.31		7.11		7.42	(0.42)	—	—
Fiscal year ended 3-31-2006	28.31	0.10		5.37		5.47	(0.20)	—	—
Fiscal year ended 3-31-2005	22.30	(0.03)		6.05		6.02	(0.01)	—	—
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	14.50	0.16	(1)	6.14	(1)	6.30	—	—	—
Fiscal year ended 3-31-2009	33.35	1.06	(1)	(17.56	)(1)	(16.50)	(0.89)	(1.44)	(0.02)
Fiscal year ended 3-31-2008	39.14	0.27	(1)	(1.90	)(1)	(1.63)	(0.16)	(4.00)	—
Fiscal year ended 3-31-2007	32.40	0.09		6.78		6.87	(0.13)	—	—
Fiscal year ended 3-31-2006	27.32	(0.11)		5.19		5.08	—	—	—
Fiscal year ended 3-31-2005	21.66	(0.17)		5.83		5.66	—	—	—
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	14.55	0.21	(1)	6.17	(1)	6.38	—	—	—
Fiscal year ended 3-31-2009	33.49	1.02		(17.54)		(16.52)	(0.96)	(1.44)	(0.02)
Fiscal year ended 3-31-2008	39.28	0.32		(1.91)		(1.59)	(0.20)	(4.00)	—
Fiscal year ended 3-31-2007	32.52	0.12		6.81		6.93	(0.17)	—	—
Fiscal year ended 3-31-2006	27.42	(0.09)		5.19		5.10	—	—	—
Fiscal year ended 3-31-2005	21.74	(0.14)		5.82		5.68	—	—	—
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	15.09	0.35	(1)	6.42	(1)	6.77	—	—	—
Fiscal year ended 3-31-2009	34.80	0.95	(1)	(17.87	)(1)	(16.92)	(1.33)	(1.44)	(0.02)
Fiscal year ended 3-31-2008(4)	40.73	0.35	(1)	(1.61	)(1)	(1.26)	(0.67)	(4.00)	—
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	15.10	0.30	(1)	6.44	(1)	6.74	—	—	—
Fiscal year ended 3-31-2009	34.75	1.20		(18.14)		(16.94)	(1.25)	(1.44)	(0.02)
Fiscal year ended 3-31-2008	40.61	0.61		(1.91)		(1.30)	(0.56)	(4.00)	—
Fiscal year ended 3-31-2007	33.60	0.44		7.05		7.49	(0.48)	—	—
Fiscal year ended 3-31-2006	28.33	0.18		5.34		5.52	(0.25)	—	—
Fiscal year ended 3-31-2005	22.30	0.09		6.00		6.09	(0.06)	—	—

(1)	Based on average weekly shares outstanding.

(2)	Total return calculated without taking into account the sales load deducted on an initial purchase.

(3)	Annualized.

(4)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(5)	For the fiscal year ended March 31, 2008.

212	Prospectus

	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$—	$21.74	44.16	%(2)	$187	2.15	%(3)	2.76	%(3)	55%
Fiscal year ended 3-31-2009	(2.62)	15.08	-49.74	(2)	136	1.84		4.03		88
Fiscal year ended 3-31-2008	(4.50)	34.70	-4.52	(2)	390	1.58		1.43		65
Fiscal year ended 3-31-2007	(0.42)	40.58	22.17	(2)	389	1.64		0.91		42
Fiscal year ended 3-31-2006	(0.20)	33.58	19.41	(2)	235	1.72		0.35		62
Fiscal year ended 3-31-2005	(0.01)	28.31	27.02	(2)	170	1.79		-0.07		63
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	—	20.80	43.45		11	3.16	(3)	1.81	(3)	55
Fiscal year ended 3-31-2009	(2.35)	14.50	-50.19		8	2.73		3.59		88
Fiscal year ended 3-31-2008	(4.16)	33.35	-5.27		37	2.35		0.68		65
Fiscal year ended 3-31-2007	(0.13)	39.14	21.24		52	2.40		0.27		42
Fiscal year ended 3-31-2006	—	32.40	18.59		44	2.45		-0.30		62
Fiscal year ended 3-31-2005	—	27.32	26.13		40	2.53		-0.73		63
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	—	20.93	43.85		21	2.68	(3)	2.29	(3)	55
Fiscal year ended 3-31-2009	(2.42)	14.55	-50.07		16	2.47		3.55		88
Fiscal year ended 3-31-2008	(4.20)	33.49	-5.16		57	2.26		0.78		65
Fiscal year ended 3-31-2007	(0.17)	39.28	21.33		65	2.32		0.32		42
Fiscal year ended 3-31-2006	—	32.52	18.60		51	2.42		-0.29		62
Fiscal year ended 3-31-2005	—	27.42	26.13		45	2.51		-0.79		63
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	—	21.86	44.86		31	1.28	(3)	3.71	(3)	55
Fiscal year ended 3-31-2009	(2.79)	15.09	-49.39		23	1.22		4.08		88
Fiscal year ended 3-31-2008(4)	(4.67)	34.80	-4.24		53	1.17	(3)	1.44	(3)	65	(5)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	—	21.84	44.64		3	1.58	(3)	3.21	(3)	55
Fiscal year ended 3-31-2009	(2.71)	15.10	-49.52		2	1.49		4.27		88
Fiscal year ended 3-31-2008	(4.56)	34.75	-4.33		4	1.41		1.60		65
Fiscal year ended 3-31-2007	(0.48)	40.61	22.38		7	1.44		1.14		42
Fiscal year ended 3-31-2006	(0.25)	33.60	19.60		4	1.55		0.60		62
Fiscal year ended 3-31-2005	(0.06)	28.33	27.32		4	1.61		0.53		63

Prospectus	213

IVY GLOBAL BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$9.39	$0.20	(2)	$0.55	(2)	$0.75	$(0.09)	$—	$(0.09)
Fiscal year ended 3-31-2009(5)	10.00	0.19	(2)	(0.53	)(2)	(0.34)	(0.15)	(0.12)	(0.27)
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	9.38	0.16	(2)	0.57	(2)	0.73	(0.06)	—	(0.06)
Fiscal year ended 3-31-2009(5)	10.00	0.16	(2)	(0.58	)(2)	(0.42)	(0.08)	(0.12)	(0.20)
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	9.38	0.17	(2)	0.56	(2)	0.73	(0.06)	—	(0.06)
Fiscal year ended 3-31-2009(5)	10.00	0.16	(2)	(0.58	)(2)	(0.42)	(0.08)	(0.12)	(0.20)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	9.39	0.22	(2)	0.55	(2)	0.77	(0.11)	—	(0.11)
Fiscal year ended 3-31-2009(5)	10.00	0.25	(2)	(0.57	)(2)	(0.32)	(0.17)	(0.12)	(0.29)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	9.39	0.19	(2)	0.56	(2)	0.75	(0.09)	—	(0.09)
Fiscal year ended 3-31-2009(5)	10.00	0.23	(2)	(0.57	)(2)	(0.34)	(0.15)	(0.12)	(0.27)

(1)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(2)	Based on average weekly shares outstanding.

(3)	Total return calculated without taking into account the sales load deducted on an initial purchase.

(4)	Annualized.

(5)	For the period from April 4, 2008 (commencement of operations of the class) through March 31, 2009.

214	Prospectus

	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$10.05	8.06	%(3)	$56	0.99	%(4)	4.05	%(4)	1.44	%(4)	3.60	%(4)	14%
Fiscal year ended 3-31-2009(5)	9.39	-3.35	(3)	32	1.01	(4)	2.87	(4)	1.56	(4)	2.32	(4)	18
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	10.05	7.77		7	1.74	(4)	3.31	(4)	2.10	(4)	2.95	(4)	14
Fiscal year ended 3-31-2009(5)	9.38	-4.11		6	1.76	(4)	1.85	(4)	2.16	(4)	1.45	(4)	18
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	10.05	7.77		23	1.74	(4)	3.30	(4)	2.03	(4)	3.01	(4)	14
Fiscal year ended 3-31-2009(5)	9.38	-4.10		13	1.74	(4)	2.03	(4)	2.17	(4)	1.61	(4)	18
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	10.05	8.20		11	0.74	(4)	4.29	(4)	1.02	(4)	4.01	(4)	14
Fiscal year ended 3-31-2009(5)	9.39	-3.11		5	0.76	(4)	2.80	(4)	1.21	(4)	2.35	(4)	18
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	10.05	8.06		12	0.99	(4)	4.06	(4)	1.30	(4)	3.75	(4)	14
Fiscal year ended 3-31-2009(5)	9.39	-3.34		8	1.01	(4)	2.65	(4)	1.47	(4)	2.19	(4)	18

Prospectus	215

IVY GLOBAL NATURAL RESOURCES FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$11.08	$(0.03	)(2)	$6.06	(2)	$6.03	$—	$—	$—
Fiscal year ended 3-31-2009	36.53	0.02		(21.13)		(21.11)	(0.03)	(4.31)	(4.34)
Fiscal year ended 3-31-2008	31.67	0.05	(2)	8.54	(2)	8.59	(0.52)	(3.21)	(3.73)
Fiscal year ended 3-31-2007	30.13	0.17	(2)	4.40	(2)	4.57	(0.16)	(2.87)	(3.03)
Fiscal year ended 3-31-2006	22.65	0.12		8.88		9.00	—	(1.52)	(1.52)
Fiscal year ended 3-31-2005	17.63	(0.04)		5.06		5.02	— *	—	— *
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	10.08	(0.09	)(2)	5.50	(2)	5.41	—	—	—
Fiscal year ended 3-31-2009	34.27	(0.10)		(19.82)		(19.92)	—	(4.27)	(4.27)
Fiscal year ended 3-31-2008	29.78	(0.23	)(2)	8.00	(2)	7.77	(0.07)	(3.21)	(3.28)
Fiscal year ended 3-31-2007	28.57	(0.05)		4.13		4.08	—	(2.87)	(2.87)
Fiscal year ended 3-31-2006	21.72	0.03		8.34		8.37	—	(1.52)	(1.52)
Fiscal year ended 3-31-2005	17.04	(0.04)		4.72		4.68	—	—	—
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	9.75	(0.07	)(2)	5.32	(2)	5.25	—	—	—
Fiscal year ended 3-31-2009	33.47	(0.13)		(19.32)		(19.45)	—	(4.27)	(4.27)
Fiscal year ended 3-31-2008	29.19	(0.20	)(2)	7.86	(2)	7.66	(0.17)	(3.21)	(3.38)
Fiscal year ended 3-31-2007	28.04	(0.03)		4.05		4.02	—	(2.87)	(2.87)
Fiscal year ended 3-31-2006	21.32	0.02		8.22		8.24	—	(1.52)	(1.52)
Fiscal year ended 3-31-2005	16.72	(0.09)		4.69		4.60	—	—	—
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	11.16	(0.02	)(2)	6.11	(2)	6.09	—	—	—
Fiscal year ended 3-31-2009	36.41	(0.06	)(2)	(20.98	)(2)	(21.04)	—	(4.21)	(4.21)
Fiscal year ended 3-31-2008(5)	32.00	0.03		7.94		7.97	(0.35)	(3.21)	(3.56)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	11.22	0.00	(2)	6.13	(2)	6.13	—	—	—
Fiscal year ended 3-31-2009	36.74	0.03	(2)	(21.19	)(2)	(21.16)	(0.04)	(4.32)	(4.36)
Fiscal year ended 3-31-2008(5)	32.16	0.05	(2)	8.51	(2)	8.56	(0.77)	(3.21)	(3.98)
Class R Shares
Six-month period ended 9-30-2009 (unaudited)	11.02	(0.04	)(2)	6.03	(2)	5.99	—	—	—
Fiscal year ended 3-31-2009	36.30	(0.05	)(2)	(20.94	)(2)	(20.99)	—	(4.29)	(4.29)
Fiscal year ended 3-31-2008	31.62	0.24		8.23		8.47	(0.58)	(3.21)	(3.79)
Fiscal year ended 3-31-2007	30.10	0.05	(2)	4.44	(2)	4.49	(0.10)	(2.87)	(2.97)
Fiscal year ended 3-31-2006(7)	26.11	0.06		3.93		3.99	—	—	—
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	11.17	(0.01	)(2)	6.11	(2)	6.10	—	—	—
Fiscal year ended 3-31-2009	36.62	0.10		(21.21)		(21.11)	(0.02)	(4.32)	(4.34)
Fiscal year ended 3-31-2008	31.84	0.17		8.50		8.67	(0.68)	(3.21)	(3.89)
Fiscal year ended 3-31-2007	30.27	0.21	(2)	4.43	(2)	4.64	(0.20)	(2.87)	(3.07)
Fiscal year ended 3-31-2006	22.70	0.24	(2)	8.85	(2)	9.09	—	(1.52)	(1.52)
Fiscal year ended 3-31-2005	17.66	(0.02)		5.13		5.11	(0.07)	—	(0.07)

*	Not shown due to rounding.

(1)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(2)	Based on average weekly shares outstanding.

(3)	Total return calculated without taking into account the sales load deducted on an initial purchase.

(4)	Annualized.

(5)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(6)	For the fiscal year ended March 31, 2008.

(7)	For the period from December 29, 2005 (commencement of operations of the class) through March 31, 2006.

(8)	For the fiscal year ended March 31, 2006.

216	Prospectus

	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$17.11	54.42	%(3)	$2,610		1.52	%(4)	-0.46	%(4)	—%		—%		61%
Fiscal year ended 3-31-2009	11.08	-56.82	(3)	1,640		1.40		-0.03		—		—		191
Fiscal year ended 3-31-2008	36.53	26.65	(3)	5,168		1.27		0.14		—		—		142
Fiscal year ended 3-31-2007	31.67	15.47	(3)	3,360		1.31		0.57		—		—		106
Fiscal year ended 3-31-2006	30.13	40.76	(3)	2,343		1.40		0.73		—		—		104
Fiscal year ended 3-31-2005	22.65	28.50	(3)	895		1.55		-0.52		—		—		110
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	15.49	53.67		180		2.36	(4)	-1.29	(4)	—		—		61
Fiscal year ended 3-31-2009	10.08	-57.15		117		2.19		-0.83		—		—		191
Fiscal year ended 3-31-2008	34.27	25.64		345		2.07		-0.64		—		—		142
Fiscal year ended 3-31-2007	29.78	14.55		272		2.12		-0.24		—		—		106
Fiscal year ended 3-31-2006	28.57	39.59		223		2.23		-0.10		—		—		104
Fiscal year ended 3-31-2005	21.72	27.46		110		2.39		-1.35		—		—		110
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	15.00	53.85		909		2.19	(4)	-1.13	(4)	—		—		61
Fiscal year ended 3-31-2009	9.75	-57.10		539		2.10		-0.74		—		—		191
Fiscal year ended 3-31-2008	33.47	25.72		1,749		1.99		-0.58		—		—		142
Fiscal year ended 3-31-2007	29.19	14.65		1,138		2.04		-0.16		—		—		106
Fiscal year ended 3-31-2006	28.04	39.72		801		2.15		-0.02		—		—		104
Fiscal year ended 3-31-2005	21.32	27.51		312		2.31		-1.28		—		—		110
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	17.25	54.57	(3)	4		1.26	(4)	-0.21	(4)	2.86	(4)	-1.81	(4)	61
Fiscal year ended 3-31-2009	11.16	-56.83	(3)	2		1.66		-0.29		2.68		-1.31		191
Fiscal year ended 3-31-2008(5)	36.41	24.42	(3)	3		2.29	(4)	-1.02	(4)	—		—		142	(6)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	17.35	54.64		720		1.06	(4)	-0.07	(4)	—		—		61
Fiscal year ended 3-31-2009	11.22	-56.60		232		1.05		0.22		—		—		191
Fiscal year ended 3-31-2008(5)	36.74	26.14		71		1.00	(4)	0.30	(4)	—		—		142	(6)
Class R Shares
Six-month period ended 9-30-2009 (unaudited)	17.01	54.36		41		1.58	(4)	-0.54	(4)	—		—		61
Fiscal year ended 3-31-2009	11.02	-56.86		22		1.57		-0.22		—		—		191
Fiscal year ended 3-31-2008	36.30	26.31		25		1.55		-0.22		—		—		142
Fiscal year ended 3-31-2007	31.62	15.20		4		1.58		0.23		—		—		106
Fiscal year ended 3-31-2006(7)	30.10	15.28		—	*	1.69	(4)	0.82	(4)	—		—		104	(8)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	17.27	54.61		637		1.20	(4)	-0.19	(4)	1.31	(4)	-0.30	(4)	61
Fiscal year ended 3-31-2009	11.17	-56.67		278		1.20		0.16		1.28		0.08		191
Fiscal year ended 3-31-2008	36.62	26.74		813		1.20		0.16		1.26		0.11		142
Fiscal year ended 3-31-2007	31.84	15.63		311		1.20		0.66		1.27		0.59		106
Fiscal year ended 3-31-2006	30.27	41.07		116		1.20		0.91		1.35		0.76		104
Fiscal year ended 3-31-2005	22.70	28.98		21		1.20		-0.19		1.48		-0.47		110

Prospectus	217

IVY HIGH INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$6.58	$0.31	(2)	$1.57	(2)	$1.88	$(0.33)	$—	$(0.33)
Fiscal year ended 3-31-2009	8.01	0.65		(1.46)		(0.81)	(0.62)	—	(0.62)
Fiscal year ended 3-31-2008	8.92	0.66		(0.92)		(0.26)	(0.65)	—	(0.65)
Fiscal year ended 3-31-2007	8.60	0.62		0.32		0.94	(0.62)	—	(0.62)
Fiscal year ended 3-31-2006	8.69	0.58		(0.09)		0.49	(0.58)	—	(0.58)
Fiscal year ended 3-31-2005	8.85	0.57		(0.16)		0.41	(0.57)	—	(0.57)
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	6.57	0.27	(2)	1.58	(2)	1.85	(0.29)	—	(0.29)
Fiscal year ended 3-31-2009	8.01	0.59		(1.48)		(0.89)	(0.55)	—	(0.55)
Fiscal year ended 3-31-2008	8.92	0.56		(0.91)		(0.35)	(0.56)	—	(0.56)
Fiscal year ended 3-31-2007	8.60	0.53		0.32		0.85	(0.53)	—	(0.53)
Fiscal year ended 3-31-2006	8.69	0.50		(0.09)		0.41	(0.50)	—	(0.50)
Fiscal year ended 3-31-2005	8.85	0.49		(0.16)		0.33	(0.49)	—	(0.49)
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	6.58	0.29	(2)	1.56	(2)	1.85	(0.30)	—	(0.30)
Fiscal year ended 3-31-2009	8.01	0.58		(1.44)		(0.86)	(0.57)	—	(0.57)
Fiscal year ended 3-31-2008	8.92	0.59		(0.92)		(0.33)	(0.58)	—	(0.58)
Fiscal year ended 3-31-2007	8.60	0.55		0.32		0.87	(0.55)	—	(0.55)
Fiscal year ended 3-31-2006	8.69	0.51		(0.09)		0.42	(0.51)	—	(0.51)
Fiscal year ended 3-31-2005	8.85	0.50		(0.16)		0.34	(0.50)	—	(0.50)
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	6.57	0.29	(2)	1.59	(2)	1.88	(0.32)	—	(0.32)
Fiscal year ended 3-31-2009	8.00	0.63		(1.46)		(0.83)	(0.60)	—	(0.60)
Fiscal year ended 3-31-2008(5)	8.92	0.62	(2)	(0.93	)(2)	(0.31)	(0.61)	—	(0.61)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	6.58	0.34	(2)	1.55	(2)	1.89	(0.34)	—	(0.34)
Fiscal year ended 3-31-2009	8.01	0.68		(1.45)		(0.77)	(0.66)	—	(0.66)
Fiscal year ended 3-31-2008(5)	8.92	0.79	(2)	(0.94	)(2)	(0.15)	(0.76)	—	(0.76)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	6.58	0.32	(2)	1.56	(2)	1.88	(0.33)	—	(0.33)
Fiscal year ended 3-31-2009	8.02	0.73	(2)	(1.53	)(2)	(0.80)	(0.64)	—	(0.64)
Fiscal year ended 3-31-2008	8.92	0.68		(0.92)		(0.24)	(0.66)	—	(0.66)
Fiscal year ended 3-31-2007	8.60	0.64		0.32		0.96	(0.64)	—	(0.64)
Fiscal year ended 3-31-2006	8.69	0.59		(0.09)		0.50	(0.59)	—	(0.59)
Fiscal year ended 3-31-2005	8.85	0.58		(0.16)		0.42	(0.58)	—	(0.58)

*	Not shown due to rounding.

(1)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(2)	Based on average weekly shares outstanding.

(3)	Total return calculated without taking into account the sales load deducted on an initial purchase.

(4)	Annualized.

(5)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(6)	For the fiscal year ended March 31, 2008.

218	Prospectus

	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$8.13	29.09	%(3)	$550		1.14	%(4)	8.52	%(4)	—%		—%		32%
Fiscal year ended 3-31-2009	6.58	-10.29	(3)	231		1.34		9.33		—		—		77
Fiscal year ended 3-31-2008	8.01	-3.04	(3)	127		1.36		7.76		—		—		83
Fiscal year ended 3-31-2007	8.92	11.39	(3)	79		1.38		7.20		—		—		98
Fiscal year ended 3-31-2006	8.60	5.80	(3)	39		1.45		6.70		—		—		45
Fiscal year ended 3-31-2005	8.69	4.69	(3)	32		1.44		6.43		—		—		54
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	8.13	28.63		23		2.06	(4)	7.60	(4)	—		—		32
Fiscal year ended 3-31-2009	6.57	-11.37		10		2.46		8.16		—		—		77
Fiscal year ended 3-31-2008	8.01	-4.06		7		2.43		6.62		—		—		83
Fiscal year ended 3-31-2007	8.92	10.24		7		2.43		6.14		—		—		98
Fiscal year ended 3-31-2006	8.60	4.85		6		2.36		5.79		—		—		45
Fiscal year ended 3-31-2005	8.69	3.80		5		2.31		5.56		—		—		54
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	8.13	28.62		185		1.84	(4)	7.81	(4)	—		—		32
Fiscal year ended 3-31-2009	6.58	-10.99		54		2.10		8.72		—		—		77
Fiscal year ended 3-31-2008	8.01	-3.84		14		2.18		6.86		—		—		83
Fiscal year ended 3-31-2007	8.92	10.51		17		2.18		6.39		—		—		98
Fiscal year ended 3-31-2006	8.60	5.00		17		2.21		5.94		—		—		45
Fiscal year ended 3-31-2005	8.69	3.90		22		2.20		5.67		—		—		54
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	8.13	29.12	(3)	2		1.35	(4)	8.34	(4)	1.96	(4)	7.73	(4)	32
Fiscal year ended 3-31-2009	6.57	-10.52	(3)	1		1.60		9.12		1.81		8.91		77
Fiscal year ended 3-31-2008(5)	8.00	-3.69	(3)	1		1.97	(4)	7.19	(4)	—		—		83	(6)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	8.13	29.31		142		0.83	(4)	8.76	(4)	—		—		32
Fiscal year ended 3-31-2009	6.58	-9.89		9		0.90		10.28		—		—		77
Fiscal year ended 3-31-2008(5)	8.01	-1.90		—	*	0.99	(4)	8.11	(4)	—		—		83	(6)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	8.13	29.11		77		1.10	(4)	8.57	(4)	—		—		32
Fiscal year ended 3-31-2009	6.58	-10.23		38		1.14		9.69		—		—		77
Fiscal year ended 3-31-2008	8.02	-2.78		4		1.20		7.85		—		—		83
Fiscal year ended 3-31-2007	8.92	11.60		11		1.20		7.37		—		—		98
Fiscal year ended 3-31-2006	8.60	6.00		10		1.25		6.90		—		—		45
Fiscal year ended 3-31-2005	8.69	4.83		9		1.30		6.57		—		—		54

Prospectus	219

IVY INTERNATIONAL BALANCED FUND

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$9.56	$0.17	(2)	$3.47	(2)	$3.64	$(0.02)	$—	$(0.02)
Fiscal year ended 3-31-2009	16.36	0.33		(6.08)		(5.75)	(0.57)	(0.48)	(1.05)
Fiscal year ended 3-31-2008	16.81	0.37		0.14		0.51	(0.55)	(0.41)	(0.96)
Fiscal year ended 3-31-2007	15.15	0.24	(2)	2.36	(2)	2.60	(0.43)	(0.51)	(0.94)
Fiscal year ended 3-31-2006	14.63	0.29		1.14		1.43	(0.36)	(0.55)	(0.91)
Fiscal year ended 3-31-2005	13.07	0.22		1.69		1.91	(0.28)	(0.07)	(0.35)
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	9.52	0.10	(2)	3.45	(2)	3.55	— *	—	— *
Fiscal year ended 3-31-2009	16.31	0.16		(6.01)		(5.85)	(0.46)	(0.48)	(0.94)
Fiscal year ended 3-31-2008	16.77	0.20		0.14		0.34	(0.39)	(0.41)	(0.80)
Fiscal year ended 3-31-2007	15.11	0.07	(2)	2.37	(2)	2.44	(0.27)	(0.51)	(0.78)
Fiscal year ended 3-31-2006	14.59	0.08		1.18		1.26	(0.19)	(0.55)	(0.74)
Fiscal year ended 3-31-2005	13.04	0.03	(2)	1.70	(2)	1.73	(0.11)	(0.07)	(0.18)
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	9.53	0.13	(2)	3.47	(2)	3.60	(0.02)	—	(0.02)
Fiscal year ended 3-31-2009	16.33	0.20		(6.03)		(5.83)	(0.49)	(0.48)	(0.97)
Fiscal year ended 3-31-2008	16.78	0.24		0.15		0.39	(0.43)	(0.41)	(0.84)
Fiscal year ended 3-31-2007	15.12	0.11	(2)	2.37	(2)	2.48	(0.31)	(0.51)	(0.82)
Fiscal year ended 3-31-2006	14.60	0.11		1.19		1.30	(0.23)	(0.55)	(0.78)
Fiscal year ended 3-31-2005	13.04	0.07	(2)	1.69	(2)	1.76	(0.13)	(0.07)	(0.20)
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	9.54	0.18	(2)	3.48	(2)	3.66	(0.02)	—	(0.02)
Fiscal year ended 3-31-2009	16.33	0.28	(2)	(6.05	)(2)	(5.77)	(0.54)	(0.48)	(1.02)
Fiscal year ended 3-31-2008(5)	16.85	0.17	(2)	0.18	(2)	0.35	(0.46)	(0.41)	(0.87)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	9.57	0.21	(2)	3.49	(2)	3.70	(0.03)	—	(0.03)
Fiscal year ended 3-31-2009	16.38	0.35	(2)	(6.05	)(2)	(5.70)	(0.63)	(0.48)	(1.11)
Fiscal year ended 3-31-2008(5)	16.86	0.30	(2)	0.23	(2)	0.53	(0.60)	(0.41)	(1.01)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	9.57	0.18	(2)	3.48	(2)	3.66	(0.02)	—	(0.02)
Fiscal year ended 3-31-2009	16.38	0.45		(6.19)		(5.74)	(0.59)	(0.48)	(1.07)
Fiscal year ended 3-31-2008	16.82	0.39		0.14		0.53	(0.56)	(0.41)	(0.97)
Fiscal year ended 3-31-2007	15.15	0.25	(2)	2.37	(2)	2.62	(0.44)	(0.51)	(0.95)
Fiscal year ended 3-31-2006	14.63	0.29	(2)	1.14	(2)	1.43	(0.36)	(0.55)	(0.91)
Fiscal year ended 3-31-2005	13.07	0.24	(2)	1.67	(2)	1.91	(0.28)	(0.07)	(0.35)

*	Not shown due to rounding.

(1)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(2)	Based on average weekly shares outstanding.

(3)	Total return calculated without taking into account the sales load deducted on an initial purchase.

(4)	Annualized.

(5)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(6)	For the fiscal year ended March 31, 2008.

220	Prospectus

	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$13.18	38.10	%(3)	$174		1.59	%(4)	2.83	%(4)	—%		—%		93%
Fiscal year ended 3-31-2009	9.56	-36.02	(3)	128		1.46		2.45		—		—		22
Fiscal year ended 3-31-2008	16.36	2.84	(3)	260		1.33		2.11		—		—		24
Fiscal year ended 3-31-2007	16.81	17.48	(3)	235		1.38		1.52		—		—		22
Fiscal year ended 3-31-2006	15.15	10.14	(3)	112		1.45		1.94		—		—		27
Fiscal year ended 3-31-2005	14.63	14.81	(3)	97		1.42		1.71		—		—		16
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	13.07	37.33		8		2.69	(4)	1.77	(4)	—		—		93
Fiscal year ended 3-31-2009	9.52	-36.62		6		2.44		1.48		—		—		22
Fiscal year ended 3-31-2008	16.31	1.85		13		2.28		1.15		—		—		24
Fiscal year ended 3-31-2007	16.77	16.38		12		2.35		0.46		—		—		22
Fiscal year ended 3-31-2006	15.11	8.93		6		2.59		0.73		—		—		27
Fiscal year ended 3-31-2005	14.59	13.37		3		2.64		0.20		—		—		16
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	13.11	37.74		25		2.23	(4)	2.21	(4)	—		—		93
Fiscal year ended 3-31-2009	9.53	-36.50		20		2.13		1.76		—		—		22
Fiscal year ended 3-31-2008	16.33	2.14		42		2.04		1.34		—		—		24
Fiscal year ended 3-31-2007	16.78	16.64		30		2.12		0.70		—		—		22
Fiscal year ended 3-31-2006	15.12	9.21		9		2.29		0.98		—		—		27
Fiscal year ended 3-31-2005	14.60	13.58		4		2.44		0.44		—		—		16
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	13.18	38.42	(3)	1		1.33	(4)	3.08	(4)	2.59	(4)	1.82	(4)	93
Fiscal year ended 3-31-2009	9.54	-36.11	(3)	1		1.63		2.10		1.84		1.89		22
Fiscal year ended 3-31-2008(5)	16.33	1.92	(3)	1		2.23	(4)	1.00	(4)	—		—		24	(6)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	13.24	38.64		40		1.02	(4)	3.47	(4)	—		—		93
Fiscal year ended 3-31-2009	9.57	-35.72		34		0.99		2.72		—		—		22
Fiscal year ended 3-31-2008(5)	16.38	2.99		45		0.98	(4)	2.14	(4)	—		—		24	(6)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	13.21	38.29		2		1.30	(4)	3.10	(4)	—		—		93
Fiscal year ended 3-31-2009	9.57	-35.95		1		1.33		2.75		—		—		22
Fiscal year ended 3-31-2008	16.38	2.96		3		1.26		2.06		—		—		24
Fiscal year ended 3-31-2007	16.82	17.61		2		1.24		1.64		—		—		22
Fiscal year ended 3-31-2006	15.15	10.18		1		1.41		1.99		—		—		27
Fiscal year ended 3-31-2005	14.63	14.84		—	*	1.40		1.72		—		—		16

Prospectus	221

IVY INTERNATIONAL CORE EQUITY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$9.54	$0.15	(2)	$4.68	(2)	$4.83	$—	$—	$—
Fiscal year ended 3-31-2009	17.11	0.17		(7.22)		(7.05)	(0.19)	(0.33)	(0.52)
Fiscal year ended 3-31-2008	17.63	0.10		0.98		1.08	(0.09)	(1.51)	(1.60)
Fiscal year ended 3-31-2007	15.73	0.10	(2)	2.59	(2)	2.69	(0.06)	(0.73)	(0.79)
Fiscal year ended 3-31-2006	11.61	(0.06)		4.18		4.12	—	—	—
Fiscal year ended 3-31-2005	10.14	(0.02)		1.49		1.47	—	—	—
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	8.77	0.08	(2)	4.30	(2)	4.38	—	—	—
Fiscal year ended 3-31-2009	15.74	0.05		(6.62)		(6.57)	(0.07)	(0.33)	(0.40)
Fiscal year ended 3-31-2008	16.31	(0.02)		0.88		0.86	—	(1.43)	(1.43)
Fiscal year ended 3-31-2007	14.67	0.00	(2)	2.37	(2)	2.37	—	(0.73)	(0.73)
Fiscal year ended 3-31-2006	10.91	(0.12)		3.88		3.76	—	—	—
Fiscal year ended 3-31-2005	9.60	(0.08)		1.39		1.31	—	—	—
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	8.76	0.10	(2)	4.30	(2)	4.40	—	—	—
Fiscal year ended 3-31-2009	15.72	0.10		(6.63)		(6.53)	(0.10)	(0.33)	(0.43)
Fiscal year ended 3-31-2008	16.30	0.00	(2)	0.88	(2)	0.88	—	(1.46)	(1.46)
Fiscal year ended 3-31-2007	14.65	(0.01	)(2)	2.39	(2)	2.38	—	(0.73)	(0.73)
Fiscal year ended 3-31-2006	10.90	(0.02)		3.77		3.75	—	—	—
Fiscal year ended 3-31-2005	9.59	(0.07)		1.38		1.31	—	—	—
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	9.59	0.16	(2)	4.70	(2)	4.86	—	—	—
Fiscal year ended 3-31-2009	17.05	0.16		(7.20)		(7.04)	(0.09)	(0.33)	(0.42)
Fiscal year ended 3-31-2008(5)	17.63	(0.02)		0.98		0.96	(0.03)	(1.51)	(1.54)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	9.58	0.18	(2)	4.72	(2)	4.90	—	—	—
Fiscal year ended 3-31-2009	17.20	0.20		(7.23)		(7.03)	(0.26)	(0.33)	(0.59)
Fiscal year ended 3-31-2008(5)	17.71	0.16		1.01		1.17	(0.17)	(1.51)	(1.68)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	9.59	0.12	(2)	4.77	(2)	4.89	—	—	—
Fiscal year ended 3-31-2009	17.19	0.19		(7.24)		(7.05)	(0.22)	(0.33)	(0.55)
Fiscal year ended 3-31-2008	17.70	0.15	(2)	0.97	(2)	1.12	(0.12)	(1.51)	(1.63)
Fiscal year ended 3-31-2007	15.79	0.12	(2)	2.59	(2)	2.71	(0.07)	(0.73)	(0.80)
Fiscal year ended 3-31-2006	11.64	(0.06)		4.21		4.15	—	—	—
Fiscal year ended 3-31-2005	10.15	(0.01)		1.50		1.49	—	—	—

*	Not shown due to rounding.

(1)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(2)	Based on average weekly shares outstanding.

(3)	Total return calculated without taking into account the sales load deducted on an initial purchase.

(4)	Annualized.

(5)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(6)	For the fiscal year ended March 31, 2008.

222	Prospectus

	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$14.37	50.63	%(3)	$289		1.70	%(4)	2.37	%(4)	—%		—%		53%
Fiscal year ended 3-31-2009	9.54	-41.28	(3)	152		1.64		1.44		—		—		108
Fiscal year ended 3-31-2008	17.11	5.39	(3)	222		1.53		0.65		—		—		101
Fiscal year ended 3-31-2007	17.63	17.35	(3)	161		1.56		0.63		—		—		108
Fiscal year ended 3-31-2006	15.73	35.49	(3)	67		1.82		0.14		—		—		90
Fiscal year ended 3-31-2005	11.61	14.50	(3)	17		1.99		0.09		—		—		106
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	13.15	49.94		13		2.72	(4)	1.34	(4)	—		—		53
Fiscal year ended 3-31-2009	8.77	-41.84		8		2.55		0.59		—		—		108
Fiscal year ended 3-31-2008	15.74	4.56		16		2.35		-0.09		—		—		101
Fiscal year ended 3-31-2007	16.31	16.39		17		2.35		-0.03		—		—		108
Fiscal year ended 3-31-2006	14.67	34.46		15		2.62		-0.41		—		—		90
Fiscal year ended 3-31-2005	10.91	13.65		20		2.76		-0.58		—		—		106
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	13.16	50.23		57		2.30	(4)	1.77	(4)	—		—		53
Fiscal year ended 3-31-2009	8.76	-41.64		30		2.29		0.81		—		—		108
Fiscal year ended 3-31-2008	15.72	4.68		45		2.20		-0.02		—		—		101
Fiscal year ended 3-31-2007	16.30	16.48		34		2.29		-0.08		—		—		108
Fiscal year ended 3-31-2006	14.65	34.40		15		2.58		-0.50		—		—		90
Fiscal year ended 3-31-2005	10.90	13.66		7		2.79		-0.63		—		—		106
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	14.45	50.68	(3)	2		1.52	(4)	2.60	(4)	2.80	(4)	1.32	(4)	53
Fiscal year ended 3-31-2009	9.59	-41.34	(3)	1		1.87		1.22		2.74		0.35		108
Fiscal year ended 3-31-2008(5)	17.05	4.70	(3)	1		2.38	(4)	-0.51	(4)	—		—		101	(6)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	14.48	51.15		65		1.13	(4)	2.86	(4)	—		—		53
Fiscal year ended 3-31-2009	9.58	-40.98		33		1.12		1.86		—		—		108
Fiscal year ended 3-31-2008(5)	17.20	5.83		23		1.13	(4)	0.69	(4)	—		—		101	(6)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	14.48	50.99		73		1.38	(4)	1.91	(4)	—		—		53
Fiscal year ended 3-31-2009	9.59	-41.12		11		1.38		1.64		—		—		108
Fiscal year ended 3-31-2008	17.19	5.50		10		1.39		0.77		—		—		101
Fiscal year ended 3-31-2007	17.70	17.47		4		1.45		0.76		—		—		108
Fiscal year ended 3-31-2006	15.79	35.65		1		1.72		0.13		—		—		90
Fiscal year ended 3-31-2005	11.64	14.68		—	*	1.82		0.29		—		—		106

Prospectus	223

IVY INTERNATIONAL GROWTH FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$19.83	$0.27	(2)	$7.51	(2)	$7.78	$—	$—	$—
Fiscal year ended 3-31-2009	36.27	0.34		(16.52)		(16.18)	(0.26)	—	(0.26)
Fiscal year ended 3-31-2008	34.60	0.15		1.59		1.74	(0.07)	—	(0.07)
Fiscal year ended 3-31-2007	29.74	0.19		4.72		4.91	(0.05)	—	(0.05)
Fiscal year ended 3-31-2006	22.86	0.08		6.97		7.05	(0.17)	—	(0.17)
Fiscal year ended 3-31-2005	21.34	(0.02)		1.54		1.52	—	—	—
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	18.06	0.13	(2)	6.80	(2)	6.93	—	—	—
Fiscal year ended 3-31-2009	33.04	0.03	(2)	(14.98	)(2)	(14.95)	(0.03)	—	(0.03)
Fiscal year ended 3-31-2008	31.79	(0.23	)(2)	1.48	(2)	1.25	—	—	—
Fiscal year ended 3-31-2007	27.58	(0.15	)(2)	4.36	(2)	4.21	—	—	—
Fiscal year ended 3-31-2006	21.30	(0.17	)(2)	6.45	(2)	6.28	—	—	—
Fiscal year ended 3-31-2005	20.12	(0.22	)(2)	1.40	(2)	1.18	—	—	—
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	18.02	0.13	(2)	6.80	(2)	6.93	—	—	—
Fiscal year ended 3-31-2009	32.97	0.05	(2)	(14.94	)(2)	(14.89)	(0.06)	—	(0.06)
Fiscal year ended 3-31-2008	31.71	(0.25)		1.51		1.26	—	—	—
Fiscal year ended 3-31-2007	27.52	(0.15)		4.34		4.19	—	—	—
Fiscal year ended 3-31-2006	21.20	(0.09	)(2)	6.41	(2)	6.32	—	—	—
Fiscal year ended 3-31-2005	20.00	(0.32)		1.52		1.20	—	—	—
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	19.98	0.31	(2)	7.59	(2)	7.90	—	—	—
Fiscal year ended 3-31-2009	36.57	0.38		(16.60)		(16.22)	(0.37)	—	(0.37)
Fiscal year ended 3-31-2008(5)	34.52	0.10		2.12		2.22	(0.17)	—	(0.17)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	19.86	0.30	(2)	7.53	(2)	7.83	—	—	—
Fiscal year ended 3-31-2009	36.27	0.35		(16.49)		(16.14)	(0.27)	—	(0.27)
Fiscal year ended 3-31-2008	34.59	0.31		1.42		1.73	(0.05)	—	(0.05)
Fiscal year ended 3-31-2007	29.74	0.28		4.63		4.91	(0.06)	—	(0.06)
Fiscal year ended 3-31-2006	22.86	0.18	(2)	6.87	(2)	7.05	(0.17)	—	(0.17)
Fiscal year ended 3-31-2005	21.35	(0.09)		1.60		1.51	—	—	—

*	Not shown due to rounding.

(1)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(2)	Based on average weekly shares outstanding.

(3)	Total return calculated without taking into account the sales load deducted on an initial purchase.

(4)	Annualized.

(5)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(6)	For the fiscal year ended March 31, 2008.

224	Prospectus

	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$27.61	39.23	%(3)	$114		1.70	%(4)	2.25	%(4)	—%		—%		38%
Fiscal year ended 3-31-2009	19.83	-44.65	(3)	83		1.57		1.09		—		—		93
Fiscal year ended 3-31-2008	36.27	5.01	(3)	163		1.42		0.35		—		—		103
Fiscal year ended 3-31-2007	34.60	16.51	(3)	165		1.46		0.55		—		—		97
Fiscal year ended 3-31-2006	29.74	30.92	(3)	156		1.59		0.25		—		—		75
Fiscal year ended 3-31-2005	22.86	7.12	(3)	122		1.61		-0.15		—		—		76
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	24.99	38.37		5		2.83	(4)	1.22	(4)	—		—		38
Fiscal year ended 3-31-2009	18.06	-45.25		4		2.62		0.11		—		—		93
Fiscal year ended 3-31-2008	33.04	3.96		10		2.45		-0.67		—		—		103
Fiscal year ended 3-31-2007	31.79	15.23		11		2.55		-0.53		—		—		97
Fiscal year ended 3-31-2006	27.58	29.48		13		2.74		-0.72		—		—		75
Fiscal year ended 3-31-2005	21.30	5.87		17		2.75		-1.09		—		—		76
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	24.95	38.46		31		2.76	(4)	1.23	(4)	—		—		38
Fiscal year ended 3-31-2009	18.02	-45.19		24		2.54		0.16		—		—		93
Fiscal year ended 3-31-2008	32.97	3.97		53		2.42		-0.65		—		—		103
Fiscal year ended 3-31-2007	31.71	15.23		57		2.54		-0.53		—		—		97
Fiscal year ended 3-31-2006	27.52	29.81		56		2.43		-0.39		—		—		75
Fiscal year ended 3-31-2005	21.20	6.00		9		2.64		-1.14		—		—		76
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	27.88	39.54		31		1.23	(4)	2.50	(4)	—		—		38
Fiscal year ended 3-31-2009	19.98	-44.42		15		1.18		1.37		—		—		93
Fiscal year ended 3-31-2008(5)	36.57	6.39		21		1.15	(4)	0.32	(4)	—		—		103	(6)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	27.69	39.43		3		1.42	(4)	2.50	(4)	1.54	(4)	2.38	(4)	38
Fiscal year ended 3-31-2009	19.86	-44.55		2		1.43		1.21		1.50		1.14		93
Fiscal year ended 3-31-2008	36.27	4.99		3		1.44		0.31		—		—		103
Fiscal year ended 3-31-2007	34.59	16.50		5		1.46		0.65		—		—		97
Fiscal year ended 3-31-2006	29.74	30.95		6		1.58		0.81		—		—		75
Fiscal year ended 3-31-2005	22.86	7.07		—	*	1.66		-0.33		—		—		76

Prospectus	225

IVY LARGE CAP GROWTH FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$8.71	$0.02	(2)	$2.08	(2)	$2.10	$—	$—	$—
Fiscal year ended 3-31-2009	13.17	0.04	(2)	(4.49	)(2)	(4.45)	(0.01)	—	(0.01)
Fiscal year ended 3-31-2008	11.82	(0.02	)(2)	1.49	(2)	1.47	—	(0.12)	(0.12)
Fiscal year ended 3-31-2007	11.61	(0.03)		0.24		0.21	—	—	—
Fiscal year ended 3-31-2006	9.54	(0.06)		2.13		2.07	—	—	—
Fiscal year ended 3-31-2005	9.27	(0.03)		0.30		0.27	—	—	—
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	7.82	(0.04	)(2)	1.86	(2)	1.82	—	—	—
Fiscal year ended 3-31-2009	11.98	(0.10	)(2)	(4.06	)(2)	(4.16)	—	—	—
Fiscal year ended 3-31-2008	10.89	(0.16)		1.37		1.21	—	(0.12)	(0.12)
Fiscal year ended 3-31-2007	10.83	(0.12)		0.18		0.06	—	—	—
Fiscal year ended 3-31-2006	8.99	(0.14)		1.98		1.84	—	—	—
Fiscal year ended 3-31-2005	8.83	(0.05)		0.21		0.16	—	—	—
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	8.09	(0.03	)(2)	1.93	(2)	1.90	—	—	—
Fiscal year ended 3-31-2009	12.33	(0.05	)(2)	(4.19	)(2)	(4.24)	—	—	—
Fiscal year ended 3-31-2008	11.18	(0.13	)(2)	1.40	(2)	1.27	—	(0.12)	(0.12)
Fiscal year ended 3-31-2007	11.09	(0.12)		0.21		0.09	—	—	—
Fiscal year ended 3-31-2006	9.18	(0.10)		2.01		1.91	—	—	—
Fiscal year ended 3-31-2005	8.99	(0.09)		0.28		0.19	—	—	—
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	8.70	0.02	(2)	2.08	(2)	2.10	—	—	—
Fiscal year ended 3-31-2009	13.16	0.04	(2)	(4.49	)(2)	(4.45)	(0.01)	—	(0.01)
Fiscal year ended 3-31-2008(5)	11.84	(0.02	)(2)	1.46	(2)	1.44	—	(0.12)	(0.12)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	8.91	0.03	(2)	2.12	(2)	2.15	—	—	—
Fiscal year ended 3-31-2009	13.46	0.06	(2)	(4.58	)(2)	(4.52)	(0.03)	—	(0.03)
Fiscal year ended 3-31-2008(5)	11.99	0.01	(2)	1.58	(2)	1.59	—	(0.12)	(0.12)
Class R Shares
Six-month period ended 9-30-2009 (unaudited)	8.63	0.00	(2)	2.06	(2)	2.06	—	—	—
Fiscal year ended 3-31-2009	13.08	0.02	(2)	(4.47	)(2)	(4.45)	—	—	—
Fiscal year ended 3-31-2008	11.78	(0.06	)(2)	1.48	(2)	1.42	—	(0.12)	(0.12)
Fiscal year ended 3-31-2007	11.60	(0.06)		0.24		0.18	—	—	—
Fiscal year ended 3-31-2006(7)	11.27	(0.03)		0.36		0.33	—	—	—
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	8.83	0.02	(2)	2.11	(2)	2.13	—	—	—
Fiscal year ended 3-31-2009	13.35	0.05	(2)	(4.55	)(2)	(4.50)	(0.02)	—	(0.02)
Fiscal year ended 3-31-2008	11.97	(0.01	)(2)	1.51	(2)	1.50	—	(0.12)	(0.12)
Fiscal year ended 3-31-2007	11.74	(0.01)		0.24		0.23	—	—	—
Fiscal year ended 3-31-2006	9.62	(0.04)		2.16		2.12	—	—	—
Fiscal year ended 3-31-2005	9.32	0.00		0.30		0.30	—	—	—

*	Not shown due to rounding.

(1)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(2)	Based on average weekly shares outstanding.

(3)	Total return calculated without taking into account the sales load deducted on an initial purchase.

(4)	Annualized.

(5)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(6)	For the fiscal year ended March 31, 2008.

(7)	For the period from December 29, 2005 (commencement of operations of the class) through March 31, 2006.

(8)	For the fiscal year ended March 31, 2006.

226	Prospectus

	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$10.81	24.11	%(3)	$435		1.15	%(4)	0.36	%(4)	1.33	%(4)	0.18	%(4)	29%
Fiscal year ended 3-31-2009	8.71	-33.80	(3)	335		1.15		0.40		1.34		0.21		76
Fiscal year ended 3-31-2008	13.17	12.32	(3)	278		1.15		-0.13		1.29		-0.27		79
Fiscal year ended 3-31-2007	11.82	1.81	(3)	162		1.20		-0.44		1.39		-0.44		93
Fiscal year ended 3-31-2006	11.61	21.70	(3)	157		1.41		-0.62		—		—		79
Fiscal year ended 3-31-2005	9.54	2.91	(3)	82		1.50		-0.31		1.52		-0.33		131
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	9.64	23.27		9		2.47	(4)	-0.96	(4)	—		—		29
Fiscal year ended 3-31-2009	7.82	-34.73		7		2.49		-1.01		—		—		76
Fiscal year ended 3-31-2008	11.98	10.98		13		2.32		-1.28		—		—		79
Fiscal year ended 3-31-2007	10.89	0.55		12		2.42		-1.48		—		—		93
Fiscal year ended 3-31-2006	10.83	20.47		11		2.45		-1.65		—		—		79
Fiscal year ended 3-31-2005	8.99	1.81		8		2.53		-1.30		—		—		131
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	9.99	23.49		44		2.06	(4)	-0.54	(4)	—		—		29
Fiscal year ended 3-31-2009	8.09	-34.39		33		2.08		-0.54		—		—		76
Fiscal year ended 3-31-2008	12.33	11.23		34		2.07		-1.04		—		—		79
Fiscal year ended 3-31-2007	11.18	0.81		19		2.18		-1.23		—		—		93
Fiscal year ended 3-31-2006	11.09	20.81		17		2.21		-1.42		—		—		79
Fiscal year ended 3-31-2005	9.18	2.11		12		2.25		-1.06		2.28		-1.09		131
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	10.80	24.14	(3)	1		1.15	(4)	0.37	(4)	2.23	(4)	-0.71	(4)	29
Fiscal year ended 3-31-2009	8.70	-33.83	(3)	1		1.15		0.38		2.27		-0.74		76
Fiscal year ended 3-31-2008(5)	13.16	12.05	(3)	—	*	1.15	(4)	-0.13	(4)	1.75	(4)	-0.73	(4)	79	(6)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	11.06	24.13		235		0.93	(4)	0.59	(4)	—		—		29
Fiscal year ended 3-31-2009	8.91	-33.61		102		0.92		0.87		—		—		76
Fiscal year ended 3-31-2008(5)	13.46	13.15		2		0.96	(4)	0.09	(4)	—		—		79	(6)
Class R Shares
Six-month period ended 9-30-2009 (unaudited)	10.69	23.87		7		1.47	(4)	0.05	(4)	—		—		29
Fiscal year ended 3-31-2009	8.63	-34.02		4		1.47		0.15		—		—		76
Fiscal year ended 3-31-2008	13.08	11.94		1		1.49		-0.48		—		—		79
Fiscal year ended 3-31-2007	11.78	1.55		—	*	1.51		-0.57		—		—		93
Fiscal year ended 3-31-2006(7)	11.60	2.93		—	*	1.56	(4)	-0.88	(4)	—		—		79	(8)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	10.96	24.12		95		1.06	(4)	0.45	(4)	1.18	(4)	0.33	(4)	29
Fiscal year ended 3-31-2009	8.83	-33.74		79		1.06		0.42		1.19		0.29		76
Fiscal year ended 3-31-2008	13.35	12.42		109		1.06		-0.04		1.19		-0.17		79
Fiscal year ended 3-31-2007	11.97	1.96		59		1.08		-0.13		1.19		-0.24		93
Fiscal year ended 3-31-2006	11.74	22.04		66		1.20		-0.40		1.21		-0.41		79
Fiscal year ended 3-31-2005	9.62	3.22		50		1.20		-0.01		1.25		-0.06		131

Prospectus	227

IVY LIMITED-TERM BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$10.77	$0.17	(2)	$0.29 (2)	$0.46	$(0.17)	$—	$(0.17)
Fiscal year ended 3-31-2009	10.48	0.31		0.29	0.60	(0.31)	—	(0.31)
Fiscal year ended 3-31-2008	10.15	0.38		0.33	0.71	(0.38)	—	(0.38)
Fiscal year ended 3-31-2007	10.00	0.33		0.15	0.48	(0.33)	—	(0.33)
Fiscal year ended 3-31-2006	10.14	0.30		(0.14)	0.16	(0.30)	—	(0.30)
Fiscal year ended 3-31-2005	10.48	0.28		(0.34)	(0.06)	(0.28)	—	(0.28)
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	10.77	0.12	(2)	0.29 (2)	0.41	(0.12)	—	(0.12)
Fiscal year ended 3-31-2009	10.48	0.23		0.29	0.52	(0.23)	—	(0.23)
Fiscal year ended 3-31-2008	10.15	0.29		0.33	0.62	(0.29)	—	(0.29)
Fiscal year ended 3-31-2007	10.00	0.24		0.15	0.39	(0.24)	—	(0.24)
Fiscal year ended 3-31-2006	10.14	0.21		(0.14)	0.07	(0.21)	—	(0.21)
Fiscal year ended 3-31-2005	10.48	0.18		(0.34)	(0.16)	(0.18)	—	(0.18)
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	10.77	0.13	(2)	0.29 (2)	0.42	(0.13)	—	(0.13)
Fiscal year ended 3-31-2009	10.48	0.24		0.29	0.53	(0.24)	—	(0.24)
Fiscal year ended 3-31-2008	10.15	0.29		0.33	0.62	(0.29)	—	(0.29)
Fiscal year ended 3-31-2007	10.00	0.24		0.15	0.39	(0.24)	—	(0.24)
Fiscal year ended 3-31-2006	10.14	0.21		(0.14)	0.07	(0.21)	—	(0.21)
Fiscal year ended 3-31-2005	10.48	0.19		(0.34)	(0.15)	(0.19)	—	(0.19)
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	10.77	0.17	(2)	0.29 (2)	0.46	(0.17)	—	(0.17)
Fiscal year ended 3-31-2009	10.48	0.34		0.29	0.63	(0.34)	—	(0.34)
Fiscal year ended 3-31-2008(5)	10.15	0.40		0.33	0.73	(0.40)	—	(0.40)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	10.77	0.18	(2)	0.29 (2)	0.47	(0.18)	—	(0.18)
Fiscal year ended 3-31-2009	10.48	0.35		0.29	0.64	(0.35)	—	(0.35)
Fiscal year ended 3-31-2008(5)	10.15	0.49		0.33	0.82	(0.49)	—	(0.49)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	10.77	0.17	(2)	0.29 (2)	0.46	(0.17)	—	(0.17)
Fiscal year ended 3-31-2009	10.48	0.32		0.29	0.61	(0.32)	—	(0.32)
Fiscal year ended 3-31-2008	10.15	0.39		0.33	0.72	(0.39)	—	(0.39)
Fiscal year ended 3-31-2007	10.00	0.34		0.15	0.49	(0.34)	—	(0.34)
Fiscal year ended 3-31-2006	10.14	0.31		(0.14)	0.17	(0.31)	—	(0.31)
Fiscal year ended 3-31-2005	10.48	0.29		(0.34)	(0.05)	(0.29)	—	(0.29)

*	Not shown due to rounding.

(1)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(2)	Based on average weekly shares outstanding.

(3)	Total return calculated without taking into account the sales load deducted on an initial purchase.

(4)	Annualized.

(5)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(6)	For the fiscal year ended March 31, 2008.

228	Prospectus

	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$11.06	4.26	%(3)	$419		1.04	%(4)	2.98	%(4)	—%		—%		22%
Fiscal year ended 3-31-2009	10.77	5.89	(3)	289		0.91		2.89		1.06		2.74		20
Fiscal year ended 3-31-2008	10.48	7.13	(3)	72		1.19		3.70		1.27		3.62		86
Fiscal year ended 3-31-2007	10.15	4.89	(3)	35		1.33		3.30		—		—		41
Fiscal year ended 3-31-2006	10.00	1.59	(3)	33		1.31		2.98		—		—		28
Fiscal year ended 3-31-2005	10.14	-0.60	(3)	38		1.27		2.71		—		—		36
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	11.06	3.84		20		1.84	(4)	2.19	(4)	—		—		22
Fiscal year ended 3-31-2009	10.77	5.04		20		1.73		2.08		1.88		1.93		20
Fiscal year ended 3-31-2008	10.48	6.21		6		2.07		2.83		2.15		2.75		86
Fiscal year ended 3-31-2007	10.15	3.94		5		2.23		2.39		—		—		41
Fiscal year ended 3-31-2006	10.00	0.68		5		2.22		2.06		—		—		28
Fiscal year ended 3-31-2005	10.14	-1.51		7		2.20		1.78		—		—		36
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	11.06	3.90		179		1.74	(4)	2.29	(4)	—		—		22
Fiscal year ended 3-31-2009	10.77	5.11		157		1.59		2.12		1.74		1.97		20
Fiscal year ended 3-31-2008	10.48	6.19		15		2.09		2.81		2.17		2.73		86
Fiscal year ended 3-31-2007	10.15	3.98		12		2.20		2.42		—		—		41
Fiscal year ended 3-31-2006	10.00	0.73		13		2.17		2.12		—		—		28
Fiscal year ended 3-31-2005	10.14	-1.45		17		2.14		1.84		—		—		36
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	11.06	4.34	(3)	—	*	0.86	(4)	3.16	(4)	—		—		22
Fiscal year ended 3-31-2009	10.77	6.15	(3)	—	*	0.73		3.21		0.88		3.06		20
Fiscal year ended 3-31-2008(5)	10.48	7.31	(3)	—	*	0.98	(4)	3.93	(4)	1.06	(4)	3.85	(4)	86	(6)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	11.06	4.43		29		0.74	(4)	3.27	(4)	—		—		22
Fiscal year ended 3-31-2009	10.77	6.26		6		0.57		3.22		0.72		3.07		20
Fiscal year ended 3-31-2008(5)	10.48	8.31		—	*	0.89	(4)	4.02	(4)	0.97	(4)	3.94	(4)	86	(6)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	11.06	4.29		48		1.01	(4)	3.00	(4)	—		—		22
Fiscal year ended 3-31-2009	10.77	5.95		37		0.86		2.89		1.01		2.74		20
Fiscal year ended 3-31-2008	10.48	7.25		2		1.09		3.79		1.17		3.71		86
Fiscal year ended 3-31-2007	10.15	5.06		1		1.17		3.44		—		—		41
Fiscal year ended 3-31-2006	10.00	1.72		2		1.19		3.10		—		—		28
Fiscal year ended 3-31-2005	10.14	-0.49		2		1.16		2.82		—		—		36

Prospectus	229

IVY MANAGED EUROPEAN/PACIFIC FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$4.90	$(0.03	)(2)	$2.58	(2)	$2.55	$—	$—	$—
Fiscal year ended 3-31-2009	9.81	0.19		(4.46)		(4.27)	(0.31)	(0.33)	(0.64)
Fiscal year ended 3-31-2008(5)	10.00	0.47	(2)	(0.15	)(2)	0.32	(0.51)	—	(0.51)
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	4.86	(0.06	)(2)	2.58	(2)	2.52	—	—	—
Fiscal year ended 3-31-2009	9.78	0.12		(4.46)		(4.34)	(0.25)	(0.33)	(0.58)
Fiscal year ended 3-31-2008(5)	10.00	0.44	(2)	(0.21	)(2)	0.23	(0.45)	—	(0.45)
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	4.87	(0.05	)(2)	2.58	(2)	2.53	—	—	—
Fiscal year ended 3-31-2009	9.79	0.13		(4.46)		(4.33)	(0.26)	(0.33)	(0.59)
Fiscal year ended 3-31-2008(5)	10.00	0.45	(2)	(0.21	)(2)	0.24	(0.45)	—	(0.45)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	4.92	(0.01	)(2)	2.58	(2)	2.57	—	—	—
Fiscal year ended 3-31-2009	9.82	0.21		(4.45)		(4.24)	(0.33)	(0.33)	(0.66)
Fiscal year ended 3-31-2008(5)	10.00	0.52	(2)	(0.16	)(2)	0.36	(0.54)	—	(0.54)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	4.91	(0.02	)(2)	2.58	(2)	2.56	—	—	—
Fiscal year ended 3-31-2009	9.81	0.19		(4.45)		(4.26)	(0.31)	(0.33)	(0.64)
Fiscal year ended 3-31-2008(5)	10.00	0.49	(2)	(0.16	)(2)	0.33	(0.52)	—	(0.52)

*	Not shown due to rounding.

(1)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(2)	Based on average weekly shares outstanding.

(3)	Total return calculated without taking into account the sales load deducted on an initial purchase.

(4)	Annualized.

(5)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

230	Prospectus

	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$7.45	52.04	%(3)	$64		0.78	%(4)	-0.78	%(4)	—%		—%		13%
Fiscal year ended 3-31-2009	4.90	-43.93	(3)	39		0.72		2.51		—		—		25
Fiscal year ended 3-31-2008(5)	9.81	2.67	(3)	54		0.88	(4)	6.52	(4)	0.89	(4)	6.51	(4)	—	*
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	7.38	51.85		1		1.81	(4)	-1.81	(4)	—		—		13
Fiscal year ended 3-31-2009	4.86	-44.75		1		1.70		1.53		—		—		25
Fiscal year ended 3-31-2008(5)	9.78	1.87		1		1.77	(4)	5.43	(4)	1.78	(4)	5.42	(4)	—	*
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	7.40	51.95		2		1.53	(4)	-1.53	(4)	—		—		13
Fiscal year ended 3-31-2009	4.87	-44.59		1		1.52		1.53		—		—		25
Fiscal year ended 3-31-2008(5)	9.79	1.90		3		1.65	(4)	6.18	(4)	1.66	(4)	6.17	(4)	—	*
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	7.49	52.24		—	*	0.27	(4)	-0.27	(4)	—		—		13
Fiscal year ended 3-31-2009	4.92	-43.56		—	*	0.27		2.73		—		—		25
Fiscal year ended 3-31-2008(5)	9.82	3.07		—	*	0.55	(4)	4.67	(4)	0.56	(4)	4.66	(4)	—	*
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	7.47	52.14		1		0.67	(4)	-0.67	(4)	—		—		13
Fiscal year ended 3-31-2009	4.91	-43.84		—	*	0.73		2.45		—		—		25
Fiscal year ended 3-31-2008(5)	9.81	2.77		—	*	0.81	(4)	4.76	(4)	0.82	(4)	4.75	(4)	—	*

Prospectus	231

IVY MANAGED INTERNATIONAL OPPORTUNITIES FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$5.62	$(0.02	)(2)	$2.54	(2)	$2.52	$—	$—	$—
Fiscal year ended 3-31-2009	10.06	0.21		(4.21)		(4.00)	(0.29)	(0.15)	(0.44)
Fiscal year ended 3-31-2008(5)	10.00	0.35	(2)	0.04	(2)	0.39	(0.33)	—	(0.33)
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	5.59	(0.05	)(2)	2.54	(2)	2.49	—	—	—
Fiscal year ended 3-31-2009	10.04	0.16	(2)	(4.23	)(2)	(4.07)	(0.23)	(0.15)	(0.38)
Fiscal year ended 3-31-2008(5)	10.00	0.33	(2)	(0.02	)(2)	0.31	(0.27)	—	(0.27)
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	5.59	(0.04	)(2)	2.54	(2)	2.50	—	—	—
Fiscal year ended 3-31-2009	10.04	0.15	(2)	(4.22	)(2)	(4.07)	(0.23)	(0.15)	(0.38)
Fiscal year ended 3-31-2008(5)	10.00	0.30	(2)	0.02	(2)	0.32	(0.28)	—	(0.28)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	5.63	0.00	(2)	2.54	(2)	2.54	—	—	—
Fiscal year ended 3-31-2009	10.07	0.24		(4.21)		(3.97)	(0.32)	(0.15)	(0.47)
Fiscal year ended 3-31-2008(5)	10.00	0.41	(2)	0.02	(2)	0.43	(0.36)	—	(0.36)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	5.61	(0.02	)(2)	2.54	(2)	2.52	—	—	—
Fiscal year ended 3-31-2009	10.06	0.22		(4.22)		(4.00)	(0.30)	(0.15)	(0.45)
Fiscal year ended 3-31-2008(5)	10.00	0.37	(2)	0.03	(2)	0.40	(0.34)	—	(0.34)

*	Not shown due to rounding.

(1)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(2)	Based on average weekly shares outstanding.

(3)	Total return calculated without taking into account the sales load deducted on an initial purchase.

(4)	Annualized.

(5)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

232	Prospectus

	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$8.14	44.84	%(3)	$132		0.62	%(4)	-0.48	%(4)	—%		—%		10%
Fiscal year ended 3-31-2009	5.62	-40.20	(3)	84		0.57		2.85		—		—		16
Fiscal year ended 3-31-2008(5)	10.06	3.75	(3)	100		0.67	(4)	4.67	(4)	0.68	(4)	4.66	(4)	—
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	8.08	44.54		3		1.56	(4)	-1.42	(4)	—		—		10
Fiscal year ended 3-31-2009	5.59	-40.93		3		1.41		1.92		—		—		16
Fiscal year ended 3-31-2008(5)	10.04	2.98		4		1.48	(4)	4.05	(4)	1.49	(4)	4.04	(4)	—
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	8.09	44.72		4		1.40	(4)	-1.26	(4)	—		—		10
Fiscal year ended 3-31-2009	5.59	-40.91		3		1.35		2.19		—		—		16
Fiscal year ended 3-31-2008(5)	10.04	3.05		4		1.44	(4)	3.70	(4)	1.45	(4)	3.69	(4)	—
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	8.17	45.12		—	*	0.18	(4)	-0.04	(4)	—		—		10
Fiscal year ended 3-31-2009	5.63	-39.86		—	*	0.18		3.08		—		—		16
Fiscal year ended 3-31-2008(5)	10.07	4.10		—	*	0.36	(4)	3.81	(4)	0.37	(4)	3.80	(4)	—
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	8.13	44.92		—	*	0.61	(4)	-0.45	(4)	—		—		10
Fiscal year ended 3-31-2009	5.61	-40.21		—	*	0.59		2.56		0.60		2.55		16
Fiscal year ended 3-31-2008(5)	10.06	3.81		—	*	0.64	(4)	3.83	(4)	0.65	(4)	3.82	(4)	—

Prospectus	233

IVY MICRO CAP GROWTH FUND

	Net Asset Value, Beginning of Period	Net Investment Loss		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$9.77	$(0.16	)(2)	$4.84	(2)	$4.68	$—	$—	$—
Fiscal year ended 3-31-2009(5)	10.00	(0.02)		(0.21)		(0.23)	—	—	—
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	9.76	(0.24	)(2)	4.83	(2)	4.59	—	—	—
Fiscal year ended 3-31-2009(5)	10.00	(0.04)		(0.20)		(0.24)	—	—	—
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	9.76	(0.22	)(2)	4.84	(2)	4.62	—	—	—
Fiscal year ended 3-31-2009(5)	10.00	(0.03)		(0.21)		(0.24)	—	—	—
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	9.77	(0.14	)(2)	4.85	(2)	4.71	—	—	—
Fiscal year ended 3-31-2009(5)	10.00	(0.02)		(0.21)		(0.23)	—	—	—
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	9.77	(0.16	)(2)	4.85	(2)	4.69	—	—	—
Fiscal year ended 3-31-2009(5)	10.00	(0.02)		(0.21)		(0.23)	—	—	—

*	Not shown due to rounding.

(1)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(2)	Based on average weekly shares outstanding.

(3)	Total return calculated without taking into account the sales load deducted on an initial purchase.

(4)	Annualized.

(5)	For the period from February 17, 2009 (commencement of operations of the class) through March 31, 2009.

234	Prospectus

	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Loss to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$14.45	47.90	%(3)	$19		2.69	%(4)	-2.59	%(4)	3.41	%(4)	-3.31	%(4)	27%
Fiscal year ended 3-31-2009(5)	9.77	-2.30	(3)	3		2.55	(4)	-2.38	(4)	—		—		5
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	14.35	47.03		—	*	3.98	(4)	-3.87	(4)	4.45	(4)	-4.34	(4)	27
Fiscal year ended 3-31-2009(5)	9.76	-2.40		—	*	3.49	(4)	-3.32	(4)	—		—		5
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	14.38	47.34		1		3.63	(4)	-3.53	(4)	4.10	(4)	-4.00	(4)	27
Fiscal year ended 3-31-2009(5)	9.76	-2.40		—	*	3.24	(4)	-3.07	(4)	—		—		5
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	14.48	48.21		—	*	2.38	(4)	-2.25	(4)	2.89	(4)	-2.76	(4)	27
Fiscal year ended 3-31-2009(5)	9.77	-2.30		—	*	1.97	(4)	-1.80	(4)	—		—		5
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	14.46	48.00		—	*	2.64	(4)	-2.52	(4)	3.10	(4)	-2.98	(4)	27
Fiscal year ended 3-31-2009(5)	9.77	-2.30		—	*	2.21	(4)	-2.03	(4)	—		—		5

Prospectus	235

IVY MID CAP GROWTH FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$8.57	$(0.03	)(2)	$3.97	(2)	$3.94	$—	$—	$—
Fiscal year ended 3-31-2009	12.77	(0.05)		(4.15)		(4.20)	—	—	—
Fiscal year ended 3-31-2008	13.07	(0.09)		(0.21)		(0.30)	—	—	—
Fiscal year ended 3-31-2007	12.59	(0.06)		0.54		0.48	—	—	—
Fiscal year ended 3-31-2006	9.99	(0.04)		2.64		2.60	—	—	—
Fiscal year ended 3-31-2005	9.09	(0.09)		0.99		0.90	—	—	—
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	7.81	(0.08	)(2)	3.60	(2)	3.52	—	—	—
Fiscal year ended 3-31-2009	11.79	(0.17	)(2)	(3.81	)(2)	(3.98)	—	—	—
Fiscal year ended 3-31-2008	12.18	(0.30)		(0.09)		(0.39)	—	—	—
Fiscal year ended 3-31-2007	11.85	(0.23)		0.56		0.33	—	—	—
Fiscal year ended 3-31-2006	9.50	(0.18)		2.53		2.35	—	—	—
Fiscal year ended 3-31-2005	8.75	(0.23)		0.98		0.75	—	—	—
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	8.06	(0.06	)(2)	3.72	(2)	3.66	—	—	—
Fiscal year ended 3-31-2009	12.09	(0.19)		(3.84)		(4.03)	—	—	—
Fiscal year ended 3-31-2008	12.48	(0.25)		(0.14)		(0.39)	—	—	—
Fiscal year ended 3-31-2007	12.10	(0.19)		0.57		0.38	—	—	—
Fiscal year ended 3-31-2006	9.67	(0.12)		2.55		2.43	—	—	—
Fiscal year ended 3-31-2005	8.86	(0.15)		0.96		0.81	—	—	—
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	8.48	(0.02	)(2)	3.92	(2)	3.90	—	—	—
Fiscal year ended 3-31-2009	12.68	(0.06)		(4.14)		(4.20)	—	—	—
Fiscal year ended 3-31-2008(5)	13.13	(0.22	)(2)	(0.23	)(2)	(0.45)	—	—	—
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	8.81	0.00	(2)	4.09	(2)	4.09	—	—	—
Fiscal year ended 3-31-2009	13.07	0.00		(4.26)		(4.26)	—	—	—
Fiscal year ended 3-31-2008(5)	13.28	(0.03	)(2)	(0.18	)(2)	(0.21)	—	—	—
Class R Shares
Six-month period ended 9-30-2009 (unaudited)	8.54	(0.03	)(2)	3.95	(2)	3.92	—	—	—
Fiscal year ended 3-31-2009	12.73	(0.06)		(4.13)		(4.19)	—	—	—
Fiscal year ended 3-31-2008	13.05	(0.10)		(0.22)		(0.32)	—	—	—
Fiscal year ended 3-31-2007	12.58	(0.07)		0.54		0.47	—	—	—
Fiscal year ended 3-31-2006(7)	11.77	0.02		0.79		0.81	—	—	—
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	8.74	0.00	(2)	4.05	(2)	4.05	—	—	—
Fiscal year ended 3-31-2009	12.97	(0.01)		(4.22)		(4.23)	—	—	—
Fiscal year ended 3-31-2008	13.23	(0.07)		(0.19)		(0.26)	—	—	—
Fiscal year ended 3-31-2007	12.70	(0.03)		0.56		0.53	—	—	—
Fiscal year ended 3-31-2006	10.04	0.05	(2)	2.61	(2)	2.66	—	—	—
Fiscal year ended 3-31-2005	9.09	(0.06)		1.01		0.95	—	—	—

*	Not shown due to rounding.

(1)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(2)	Based on average weekly shares outstanding.

(3)	Total return calculated without taking into account the sales load deducted on an initial purchase.

(4)	Annualized.

(5)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(6)	For the fiscal year ended March 31, 2008.

(7)	For the period from December 29, 2005 (commencement of operations of the class) through March 31, 2006.

(8)	For the fiscal year ended March 31, 2006.

236	Prospectus

	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$12.51	45.97	%(3)	$126		1.64	%(4)	-0.48	%(4)	1.77	%(4)	-0.61	%(4)	17%
Fiscal year ended 3-31-2009	8.57	-32.89	(3)	75		1.65		-0.39		1.78		-0.52		49
Fiscal year ended 3-31-2008	12.77	-2.37	(3)	108		1.60		-0.67		—		—		42
Fiscal year ended 3-31-2007	13.07	3.89	(3)	104		1.59		-0.48		—		—		25
Fiscal year ended 3-31-2006	12.59	26.03	(3)	105		1.62		-0.30		—		—		28
Fiscal year ended 3-31-2005	9.99	9.90	(3)	68		1.65		-0.95		1.70		-1.00		25
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	11.33	45.07		6		2.81	(4)	-1.65	(4)	—		—		17
Fiscal year ended 3-31-2009	7.81	-33.76		4		2.92		-1.69		—		—		49
Fiscal year ended 3-31-2008	11.79	-3.20		9		2.56		-1.62		—		—		42
Fiscal year ended 3-31-2007	12.18	2.79		11		2.62		-1.52		—		—		25
Fiscal year ended 3-31-2006	11.85	24.74		12		2.70		-1.43		—		—		28
Fiscal year ended 3-31-2005	9.50	8.57		11		2.81		-2.12		—		—		25
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	11.72	45.41		11		2.34	(4)	-1.18	(4)	2.52	(4)	-1.36	(4)	17
Fiscal year ended 3-31-2009	8.06	-33.33		6		2.35		-1.10		2.59		-1.34		49
Fiscal year ended 3-31-2008	12.09	-3.13		10		2.35		-1.41		2.38		-1.44		42
Fiscal year ended 3-31-2007	12.48	3.14		12		2.35		-1.25		2.42		-1.32		25
Fiscal year ended 3-31-2006	12.10	25.13		14		2.35		-1.09		2.40		-1.14		28
Fiscal year ended 3-31-2005	9.67	9.14		11		2.35		-1.66		2.46		-1.77		25
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	12.38	45.99	(3)	1		1.60	(4)	-0.44	(4)	2.97	(4)	-1.81	(4)	17
Fiscal year ended 3-31-2009	8.48	-33.12	(3)	—	*	1.99		-0.71		3.12		-1.84		49
Fiscal year ended 3-31-2008(5)	12.68	-3.43	(3)	—	*	2.52	(4)	-1.61	(4)	—		—		42	(6)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	12.90	46.42		2		1.25	(4)	-0.09	(4)	—		—		17
Fiscal year ended 3-31-2009	8.81	-32.59		—	*	1.17		0.09		—		—		49
Fiscal year ended 3-31-2008(5)	13.07	-1.58		1		1.17	(4)	-0.23	(4)	—		—		42	(6)
Class R Shares
Six-month period ended 9-30-2009 (unaudited)	12.46	45.90		—	*	1.72	(4)	-0.53	(4)	—		—		17
Fiscal year ended 3-31-2009	8.54	-32.91		—	*	1.72		-0.45		—		—		49
Fiscal year ended 3-31-2008	12.73	-2.45		—	*	1.68		-0.75		—		—		42
Fiscal year ended 3-31-2007	13.05	3.74		—	*	1.71		-0.59		—		—		25
Fiscal year ended 3-31-2006(7)	12.58	6.68		—	*	1.75	(4)	0.73	(4)	—		—		28	(8)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	12.79	46.34		22		1.25	(4)	-0.06	(4)	1.41	(4)	-0.22	(4)	17
Fiscal year ended 3-31-2009	8.74	-32.61		9		1.25		0.00		1.40		-0.15		49
Fiscal year ended 3-31-2008	12.97	-1.97		12		1.25		-0.33		1.40		-0.48		42
Fiscal year ended 3-31-2007	13.23	4.17		10		1.25		-0.15		1.42		-0.32		25
Fiscal year ended 3-31-2006	12.70	26.50		9		1.25		0.43		1.43		0.25		28
Fiscal year ended 3-31-2005	10.04	10.45		2		1.25		-0.55		1.48		-0.78		25

Prospectus	237

IVY MONEY MARKET FUND

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain on Investments		Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains		Total Distributions
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$1.00	$0.00	(2)	$0.00	(2)	$0.00	$— *	$—	*	$— *
Fiscal year ended 3-31-2009	1.00	0.02	(2)	0.00	(2)	0.02	(0.02)	—		(0.02)
Fiscal year ended 3-31-2008	1.00	0.04	(2)	0.00	(2)	0.04	(0.04)	—		(0.04)
Fiscal year ended 3-31-2007	1.00	0.04		0.00		0.04	(0.04)	—		(0.04)
Fiscal year ended 3-31-2006	1.00	0.03		0.00		0.03	(0.03)	—		(0.03)
Fiscal year ended 3-31-2005	1.00	0.01		0.00		0.01	(0.01)	—		(0.01)
Class B Shares(4)
Six-month period ended 9-30-2009 (unaudited)	1.00	0.00	(2)	0.00	(2)	0.00	— *	—	*	— *
Fiscal year ended 3-31-2009	1.00	0.01	(2)	0.00	(2)	0.01	(0.01)	—		(0.01)
Fiscal year ended 3-31-2008	1.00	0.03	(2)	0.00	(2)	0.03	(0.03)	—		(0.03)
Fiscal year ended 3-31-2007	1.00	0.03		0.00		0.03	(0.03)	—		(0.03)
Fiscal year ended 3-31-2006	1.00	0.02		0.00		0.02	(0.02)	—		(0.02)
Fiscal year ended 3-31-2005	1.00	0.00		0.00		0.00	— *	—		— *
Class C Shares(4)
Six-month period ended 9-30-2009 (unaudited)	1.00	0.00	(2)	0.00	(2)	0.00	— *	—	*	— *
Fiscal year ended 3-31-2009	1.00	0.01	(2)	0.00	(2)	0.01	(0.01)	—		(0.01)
Fiscal year ended 3-31-2008	1.00	0.03	(2)	0.00	(2)	0.03	(0.03)	—		(0.03)
Fiscal year ended 3-31-2007	1.00	0.03		0.00		0.03	(0.03)	—		(0.03)
Fiscal year ended 3-31-2006	1.00	0.02		0.00		0.02	(0.02)	—		(0.02)
Fiscal year ended 3-31-2005	1.00	0.00		0.00		0.00	— *	—		— *
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	1.00	0.00	(2)	0.00	(2)	0.00	— *	—	*	— *
Fiscal year ended 3-31-2009	1.00	0.01	(2)	0.00	(2)	0.01	(0.01)	—		(0.01)
Fiscal year ended 3-31-2008(5)	1.00	0.04	(2)	0.00	(2)	0.04	(0.04)	—		(0.04)

*	Not shown due to rounding.

(1)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(2)	Based on average weekly shares outstanding.

(3)	Annualized.

(4)	These shares are not available for direct investment. However, they are available by exchange from Class B or Class C shares of another Ivy Fund.

(5)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

238	Prospectus

	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(1)
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$1.00	0.45%	$236	0.66	%(3)	0.84	%(3)	—%		—%
Fiscal year ended 3-31-2009	1.00	1.65	219	0.73		1.51		—		—
Fiscal year ended 3-31-2008	1.00	4.19	91	0.88		4.02		—		—
Fiscal year ended 3-31-2007	1.00	4.44	59	0.88		4.38		0.98		4.28
Fiscal year ended 3-31-2006	1.00	2.87	44	0.91		2.87		1.06		2.72
Fiscal year ended 3-31-2005	1.00	0.82	39	0.89		0.81		1.20		0.50
Class B Shares(4)
Six-month period ended 9-30-2009 (unaudited)	1.00	0.12	12	1.33	(3)	0.20	(3)	1.78	(3)	-0.25	(3)
Fiscal year ended 3-31-2009	1.00	0.74	19	1.61		0.58		1.70		0.49
Fiscal year ended 3-31-2008	1.00	3.25	7	1.80		3.01		—		—
Fiscal year ended 3-31-2007	1.00	3.44	4	1.86		3.43		—		—
Fiscal year ended 3-31-2006	1.00	1.82	2	1.95		1.86		—		—
Fiscal year ended 3-31-2005	1.00	0.14	1	1.57		0.12		1.95		-0.26
Class C Shares(4)
Six-month period ended 9-30-2009 (unaudited)	1.00	0.12	48	1.33	(3)	0.21	(3)	1.69	(3)	-0.15	(3)
Fiscal year ended 3-31-2009	1.00	0.78	91	1.58		0.58		1.63		0.53
Fiscal year ended 3-31-2008	1.00	3.31	18	1.73		3.03		—		—
Fiscal year ended 3-31-2007	1.00	3.45	6	1.84		3.45		—		—
Fiscal year ended 3-31-2006	1.00	1.83	3	1.94		1.75		—		—
Fiscal year ended 3-31-2005	1.00	0.12	5	1.58		0.12		1.99		-0.29
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	1.00	0.38	4	0.78	(3)	0.74	(3)	—		—
Fiscal year ended 3-31-2009	1.00	1.51	5	0.88		1.31		—		—
Fiscal year ended 3-31-2008(5)	1.00	4.07	1	0.93	(3)	3.77	(3)	—		—

Prospectus	239

IVY MORTGAGE SECURITIES FUND

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$7.73	$0.16	(2)	$0.40 (2)	$0.56	$(0.21)	$—	$(0.21)
Fiscal year ended 3-31-2009	9.62	0.35		(1.77)	(1.42)	(0.47)	—	(0.47)
Fiscal year ended 3-31-2008	10.59	0.49		(0.97)	(0.48)	(0.49)	—	(0.49)
Fiscal year ended 3-31-2007	10.44	0.51		0.15	0.66	(0.51)	—	(0.51)
Fiscal year ended 3-31-2006	10.68	0.48		(0.24)	0.24	(0.48)	—	(0.48)
Fiscal year ended 3-31-2005	10.96	0.49		(0.27)	0.22	(0.49)	(0.01)	(0.50)
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	7.73	0.12	(2)	0.39 (2)	0.51	(0.16)	—	(0.16)
Fiscal year ended 3-31-2009	9.62	0.26		(1.77)	(1.51)	(0.38)	—	(0.38)
Fiscal year ended 3-31-2008	10.59	0.39		(0.97)	(0.58)	(0.39)	—	(0.39)
Fiscal year ended 3-31-2007	10.44	0.40		0.15	0.55	(0.40)	—	(0.40)
Fiscal year ended 3-31-2006	10.68	0.36		(0.24)	0.12	(0.36)	—	(0.36)
Fiscal year ended 3-31-2005	10.96	0.37		(0.27)	0.10	(0.37)	(0.01)	(0.38)
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	7.73	0.14	(2)	0.39 (2)	0.53	(0.18)	—	(0.18)
Fiscal year ended 3-31-2009	9.62	0.29		(1.77)	(1.48)	(0.41)	—	(0.41)
Fiscal year ended 3-31-2008	10.59	0.41		(0.97)	(0.56)	(0.41)	—	(0.41)
Fiscal year ended 3-31-2007	10.44	0.42		0.15	0.57	(0.42)	—	(0.42)
Fiscal year ended 3-31-2006	10.68	0.38		(0.24)	0.14	(0.38)	—	(0.38)
Fiscal year ended 3-31-2005	10.96	0.38		(0.27)	0.11	(0.38)	(0.01)	(0.39)
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	7.73	0.17	(2)	0.40 (2)	0.57	(0.22)	—	(0.22)
Fiscal year ended 3-31-2009	9.62	0.34		(1.77)	(1.43)	(0.46)	—	(0.46)
Fiscal year ended 3-31-2008(5)	10.59	0.44		(0.97)	(0.53)	(0.44)	—	(0.44)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	7.73	0.18	(2)	0.40 (2)	0.58	(0.23)	—	(0.23)
Fiscal year ended 3-31-2009	9.62	0.40		(1.77)	(1.37)	(0.52)	—	(0.52)
Fiscal year ended 3-31-2008(5)	10.59	0.57		(0.97)	(0.40)	(0.57)	—	(0.57)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	7.73	0.19	(2)	0.39 (2)	0.58	(0.23)	—	(0.23)
Fiscal year ended 3-31-2009	9.62	0.38		(1.77)	(1.39)	(0.50)	—	(0.50)
Fiscal year ended 3-31-2008	10.59	0.51		(0.97)	(0.46)	(0.51)	—	(0.51)
Fiscal year ended 3-31-2007	10.44	0.52		0.15	0.67	(0.52)	—	(0.52)
Fiscal year ended 3-31-2006	10.68	0.48		(0.24)	0.24	(0.48)	—	(0.48)
Fiscal year ended 3-31-2005	10.96	0.48		(0.27)	0.21	(0.48)	(0.01)	(0.49)

*	Not shown due to rounding.

(1)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(2)	Based on average weekly shares outstanding.

(3)	Total return calculated without taking into account the sales load deducted on an initial purchase.

(4)	Annualized.

(5)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(6)	For the fiscal year ended March 31, 2008.

240	Prospectus

	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$8.08	7.32	%(3)	$125		1.49	%(4)	4.18	%(4)	—%		—%		119%
Fiscal year ended 3-31-2009	7.73	-15.15	(3)	132		1.29		4.32		—		—		149
Fiscal year ended 3-31-2008	9.62	-4.69	(3)	256		1.14		4.80		—		—		98
Fiscal year ended 3-31-2007	10.59	6.52	(3)	278		1.14		4.90		—		—		121
Fiscal year ended 3-31-2006	10.44	2.24	(3)	243		1.05		4.51		1.16		4.40		154
Fiscal year ended 3-31-2005	10.68	2.12	(3)	188		0.95		4.59		1.23		4.31		200
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	8.08	6.72		4		2.70	(4)	3.05	(4)	—		—		119
Fiscal year ended 3-31-2009	7.73	-16.06		5		2.33		3.39		—		—		149
Fiscal year ended 3-31-2008	9.62	-5.62		11		2.11		3.82		—		—		98
Fiscal year ended 3-31-2007	10.59	5.45		12		2.16		3.88		—		—		121
Fiscal year ended 3-31-2006	10.44	1.12		11		2.16		3.41		—		—		154
Fiscal year ended 3-31-2005	10.68	0.92		7		2.16		3.29		—		—		200
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	8.08	6.96		7		2.24	(4)	3.55	(4)	—		—		119
Fiscal year ended 3-31-2009	7.73	-15.77		8		2.02		3.64		—		—		149
Fiscal year ended 3-31-2008	9.62	-5.43		17		1.92		4.02		—		—		98
Fiscal year ended 3-31-2007	10.59	5.69		19		1.93		4.11		—		—		121
Fiscal year ended 3-31-2006	10.44	1.34		19		1.93		3.63		—		—		154
Fiscal year ended 3-31-2005	10.68	1.05		12		2.03		3.41		—		—		200
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	8.08	7.51	(3)	—	*	1.14	(4)	4.46	(4)	2.17	(4)	3.43	(4)	119
Fiscal year ended 3-31-2009	7.73	-15.21	(3)	—	*	1.38		3.87		1.94		3.31		149
Fiscal year ended 3-31-2008(5)	9.62	-5.20	(3)	—	*	1.73	(4)	4.20	(4)	—		—		98	(6)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	8.08	7.65		1		0.93	(4)	4.46	(4)	—		—		119
Fiscal year ended 3-31-2009	7.73	-14.70		—	*	0.79		4.52		—		—		149
Fiscal year ended 3-31-2008(5)	9.62	-4.05		—	*	0.78	(4)	5.15	(4)	—		—		98	(6)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	8.08	7.57		3		1.12	(4)	4.64	(4)	—		—		119
Fiscal year ended 3-31-2009	7.73	-14.91		3		1.02		4.73		—		—		149
Fiscal year ended 3-31-2008	9.62	-4.57		9		1.01		4.93		—		—		98
Fiscal year ended 3-31-2007	10.59	6.66		13		1.00		5.04		—		—		121
Fiscal year ended 3-31-2006	10.44	2.26		7		1.03		4.53		—		—		154
Fiscal year ended 3-31-2005	10.68	1.95		6		1.12		4.41		—		—		200

Prospectus	241

IVY MUNICIPAL BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$10.41	$0.22	(2)	$0.92	(2)	$1.14	$(0.22)	$—	$(0.22)
Fiscal year ended 3-31-2009	10.80	0.39	(2)	(0.39	)(2)	0.00	(0.39)	—	(0.39)
Fiscal year ended 3-31-2008	11.12	0.39	(2)	(0.32	)(2)	0.07	(0.39)	—	(0.39)
Fiscal year ended 3-31-2007	11.04	0.41	(2)	0.08	(2)	0.49	(0.41)	—	(0.41)
Fiscal year ended 3-31-2006	11.13	0.42		(0.09)		0.33	(0.42)	—	(0.42)
Fiscal year ended 3-31-2005	11.31	0.38		(0.17)		0.21	(0.39)	—	(0.39)
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	10.41	0.17	(2)	0.92	(2)	1.09	(0.17)	—	(0.17)
Fiscal year ended 3-31-2009	10.80	0.31	(2)	(0.39	)(2)	(0.08)	(0.31)	—	(0.31)
Fiscal year ended 3-31-2008	11.12	0.31		(0.32)		(0.01)	(0.31)	—	(0.31)
Fiscal year ended 3-31-2007	11.04	0.32		0.08		0.40	(0.32)	—	(0.32)
Fiscal year ended 3-31-2006	11.13	0.34		(0.09)		0.25	(0.34)	—	(0.34)
Fiscal year ended 3-31-2005	11.31	0.30		(0.18)		0.12	(0.30)	—	(0.30)
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	10.41	0.18	(2)	0.92	(2)	1.10	(0.18)	—	(0.18)
Fiscal year ended 3-31-2009	10.80	0.31	(2)	(0.39	)(2)	(0.08)	(0.31)	—	(0.31)
Fiscal year ended 3-31-2008	11.12	0.31		(0.32)		(0.01)	(0.31)	—	(0.31)
Fiscal year ended 3-31-2007	11.04	0.32		0.08		0.40	(0.32)	—	(0.32)
Fiscal year ended 3-31-2006	11.13	0.34		(0.09)		0.25	(0.34)	—	(0.34)
Fiscal year ended 3-31-2005	11.31	0.29		(0.17)		0.12	(0.30)	—	(0.30)

(1)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(2)	Based on average weekly shares outstanding.

(3)	Total return calculated without taking into account the sales load deducted on an initial purchase.

(4)	Annualized.

242	Prospectus

	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)	Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(1)	Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$11.33	11.08	%(3)	$42	1.17	%(4)	4.12	%(4)	—%	—%	12%
Fiscal year ended 3-31-2009	10.41	0.09	(3)	33	1.24		3.76		—	—	26
Fiscal year ended 3-31-2008	10.80	0.69	(3)	20	1.26		3.62		1.31	3.57	62
Fiscal year ended 3-31-2007	11.12	4.51	(3)	9	1.11		3.67		1.35	3.43	26
Fiscal year ended 3-31-2006	11.04	3.00	(3)	6	0.90		3.77		1.33	3.34	20
Fiscal year ended 3-31-2005	11.13	1.89	(3)	5	1.13		3.42		1.39	3.16	17
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	11.33	10.60		2	1.93	(4)	3.36	(4)	—	—	12
Fiscal year ended 3-31-2009	10.41	-0.71		2	2.02		2.98		—	—	26
Fiscal year ended 3-31-2008	10.80	-0.13		1	2.08		2.81		2.13	2.76	62
Fiscal year ended 3-31-2007	11.12	3.70		1	1.85		2.92		2.09	2.68	26
Fiscal year ended 3-31-2006	11.04	2.20		1	1.70		2.96		2.13	2.53	20
Fiscal year ended 3-31-2005	11.13	1.09		1	1.90		2.65		2.16	2.39	17
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	11.33	10.68		23	1.92	(4)	3.38	(4)	—	—	12
Fiscal year ended 3-31-2009	10.41	-0.69		22	2.00		3.00		—	—	26
Fiscal year ended 3-31-2008	10.80	-0.14		12	2.08		2.80		2.13	2.75	62
Fiscal year ended 3-31-2007	11.12	3.69		15	1.87		2.90		2.11	2.66	26
Fiscal year ended 3-31-2006	11.04	2.19		16	1.69		2.97		2.12	2.54	20
Fiscal year ended 3-31-2005	11.13	1.04		18	1.93		2.62		2.19	2.36	17

Prospectus	243

IVY MUNICIPAL HIGH INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Class A Shares
Fiscal period ended 9-30-2009 (unaudited)(2)	$4.21	$0.10	(3)	$0.56	(3)	$0.66	$(0.09)	$—	$(0.09)
Class B Shares
Fiscal period ended 9-30-2009 (unaudited)(2)	4.21	0.07	(3)	0.57	(3)	0.64	(0.07)	—	(0.07)
Class C Shares
Fiscal period ended 9-30-2009 (unaudited)(2)	4.21	0.08	(3)	0.56	(3)	0.64	(0.07)	—	(0.07)
Class I Shares
Fiscal period ended 9-30-2009 (unaudited)(6)	4.21	0.09	(3)	0.57	(3)	0.66	(0.09)	—	(0.09)
Fiscal period ended 5-17-2009 (unaudited)(7)	4.48	0.16	(3)	(0.27	)(3)	(0.11)	(0.16)	—	(0.16)
Fiscal year ended 9-30-2008(7)	5.00	0.24		(0.51)		(0.27)	(0.25)	—	(0.25)
Fiscal year ended 9-30-2007(7)	5.10	0.25		(0.10)		0.15	(0.25)	—	(0.25)
Fiscal year ended 9-30-2006(7)	4.98	0.25		0.12		0.37	(0.25)	—	(0.25)
Fiscal year ended 9-30-2005(7)	4.88	0.27		0.10		0.37	(0.27)	—	(0.27)
Fiscal year ended 9-30-2004(7)	4.83	0.27		0.05		0.32	(0.27)	—	(0.27)

*	Not shown due to rounding.

(1)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(2)	For the period from May 18, 2009 (commencement of operations of the class) through September 30, 2009.

(3)	Based on average weekly shares outstanding.

(4)	Total return calculated without taking into account the sales load deducted on an initial purchase.

(5)	Annualized.

(6)

The Ivy Municipal High Income Fund commenced operations on May 18, 2009 after the reorganization of the Class Y shares of Waddell & Reed Advisors Municipal High Income Fund into Class I shares of the corresponding fund. The information shown is for a share outstanding during the fiscal period from May 18, 2009 through September 30, 2009 for Ivy Municipal High Income Fund.

(7)	The information shown is for a share outstanding during the fiscal year or period ended for Class Y of the Waddell & Reed Advisors Municipal High Income Fund prior to the reorganization.

244	Prospectus

	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate
Class A Shares
Fiscal period ended 9-30-2009 (unaudited)(2)	$4.78	15.77	%(4)	$6		0.94	%(5)	5.75	%(5)	2.16	%(5)	4.53	%(5)	0%
Class B Shares
Fiscal period ended 9-30-2009 (unaudited)(2)	4.78	15.43		2		1.71	(5)	4.81	(5)	2.89	(5)	3.63	(5)	0
Class C Shares
Fiscal period ended 9-30-2009 (unaudited)(2)	4.78	15.41		4		1.75	(5)	4.89	(5)	2.93	(5)	3.71	(5)	0
Class I Shares
Fiscal period ended 9-30-2009 (unaudited)(6)	4.78	15.86		2		0.69	(5)	5.84	(5)	2.02	(5)	4.51	(5)	0
Fiscal period ended 5-17-2009 (unaudited)(7)	4.21	-4.72		—	*	0.87	(5)	6.35	(5)	0.91	(5)	6.31	(5)	28
Fiscal year ended 9-30-2008(7)	4.48	-5.67		—	*	0.70		5.03		0.74		4.99		26
Fiscal year ended 9-30-2007(7)	5.00	2.92		—	*	0.75		4.90		0.79		4.86		33
Fiscal year ended 9-30-2006(7)	5.10	7.61		—	*	0.75		4.96		—		—		29
Fiscal year ended 9-30-2005(7)	4.98	7.67		—	*	0.76		5.38		—		—		24
Fiscal year ended 9-30-2004(7)	4.88	6.87		—	*	0.75		5.78		—		—		28

Prospectus	245

IVY PACIFIC OPPORTUNITIES FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$8.86	$0.03	(1)	$5.10	(1)	$5.13	$—	$—	$—
Fiscal year ended 3-31-2009	17.61	0.05		(6.96)		(6.91)	—	(1.84)	(1.84)
Fiscal year ended 3-31-2008	16.91	(0.01)		2.80		2.79	(0.05)	(2.04)	(2.09)
Fiscal year ended 3-31-2007	14.32	(0.02)		3.23		3.21	(0.01)	(0.61)	(0.62)
Fiscal year ended 3-31-2006	10.61	0.02	(1)	3.83	(1)	3.85	(0.04)	(0.10)	(0.14)
Fiscal year ended 3-31-2005	9.55	(0.07)		1.13		1.06	—	—	—
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	7.83	(0.04	)(1)	4.50	(1)	4.46	—	—	—
Fiscal year ended 3-31-2009	16.01	(0.09)		(6.30)		(6.39)	—	(1.79)	(1.79)
Fiscal year ended 3-31-2008	15.49	(0.19)		2.56		2.37	—	(1.85)	(1.85)
Fiscal year ended 3-31-2007	13.29	(0.07)		2.88		2.81	—	(0.61)	(0.61)
Fiscal year ended 3-31-2006	9.91	(0.06	)(1)	3.54	(1)	3.48	—	(0.10)	(0.10)
Fiscal year ended 3-31-2005	9.01	(0.13)		1.03		0.90	—	—	—
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	8.01	(0.02	)(1)	4.62	(1)	4.60	—	—	—
Fiscal year ended 3-31-2009	16.27	(0.09)		(6.37)		(6.46)	—	(1.80)	(1.80)
Fiscal year ended 3-31-2008	15.73	(0.14)		2.58		2.44	—	(1.90)	(1.90)
Fiscal year ended 3-31-2007	13.45	(0.08)		2.97		2.89	—	(0.61)	(0.61)
Fiscal year ended 3-31-2006	10.01	(0.06	)(1)	3.60	(1)	3.54	—	(0.10)	(0.10)
Fiscal year ended 3-31-2005	9.09	(0.09)		1.01		0.92	—	—	—
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	9.00	0.07	(1)	5.19	(1)	5.26	—	—	—
Fiscal year ended 3-31-2009	17.77	0.10	(1)	(7.00	)(1)	(6.90)	—	(1.87)	(1.87)
Fiscal year ended 3-31-2008(4)	17.00	(0.03	)(1)	2.98	(1)	2.95	(0.14)	(2.04)	(2.18)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	8.98	0.05	(1)	5.17	(1)	5.22	—	—	—
Fiscal year ended 3-31-2009	17.75	0.08		(6.99)		(6.91)	—	(1.86)	(1.86)
Fiscal year ended 3-31-2008	17.03	0.01		2.83		2.84	(0.08)	(2.04)	(2.12)
Fiscal year ended 3-31-2007	14.41	0.02		3.26		3.28	(0.05)	(0.61)	(0.66)
Fiscal year ended 3-31-2006	10.67	0.04	(1)	3.87	(1)	3.91	(0.07)	(0.10)	(0.17)
Fiscal year ended 3-31-2005	9.58	(0.04)		1.13		1.09	—	—	—

(1)	Based on average weekly shares outstanding.

(2)	Total return calculated without taking into account the sales load deducted on an initial purchase.

(3)	Annualized.

(4)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(5)	For the fiscal year ended March 31, 2008.

246	Prospectus

	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$13.99	57.90	%(2)	$473	1.92	%(3)	0.47	%(3)	43%
Fiscal year ended 3-31-2009	8.86	-38.76	(2)	239	1.92		0.37		112
Fiscal year ended 3-31-2008	17.61	14.30	(2)	471	1.74		-0.08		96
Fiscal year ended 3-31-2007	16.91	22.60	(2)	375	1.84		-0.14		74
Fiscal year ended 3-31-2006	14.32	36.51	(2)	191	1.95		0.24		87
Fiscal year ended 3-31-2005	10.61	11.10	(2)	64	2.22		-0.80		87
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	12.29	56.96		18	3.06	(3)	-0.66	(3)	43
Fiscal year ended 3-31-2009	7.83	-39.46		10	3.07		-0.77		112
Fiscal year ended 3-31-2008	16.01	13.16		21	2.74		-1.05		96
Fiscal year ended 3-31-2007	15.49	21.33		20	2.88		-1.15		74
Fiscal year ended 3-31-2006	13.29	35.26		11	2.91		-0.51		87
Fiscal year ended 3-31-2005	9.91	9.99		6	3.06		-1.57		87
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	12.61	57.43		34	2.65	(3)	-0.30	(3)	43
Fiscal year ended 3-31-2009	8.01	-39.22		16	2.69		-0.36		112
Fiscal year ended 3-31-2008	16.27	13.36		38	2.49		-0.82		96
Fiscal year ended 3-31-2007	15.73	21.68		34	2.60		-0.87		74
Fiscal year ended 3-31-2006	13.45	35.51		18	2.75		-0.50		87
Fiscal year ended 3-31-2005	10.01	10.12		7	3.06		-1.68		87
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	14.26	58.44		88	1.30	(3)	1.07	(3)	43
Fiscal year ended 3-31-2009	9.00	-38.34		45	1.31		0.81		112
Fiscal year ended 3-31-2008(4)	17.77	15.10		38	1.31	(3)	0.06	(3)	96	(5)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	14.20	58.13		9	1.58	(3)	0.77	(3)	43
Fiscal year ended 3-31-2009	8.98	-38.47		4	1.57		0.69		112
Fiscal year ended 3-31-2008	17.75	14.48		7	1.55		0.06		96
Fiscal year ended 3-31-2007	17.03	22.95		8	1.58		0.11		74
Fiscal year ended 3-31-2006	14.41	36.90		4	1.68		0.46		87
Fiscal year ended 3-31-2005	10.67	11.38		1	1.88		-0.47		87

Prospectus	247

IVY REAL ESTATE SECURITIES FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$8.31	$0.13	(2)	$5.10	(2)	$5.23	$(0.08)	$—	$(0.08)
Fiscal year ended 3-31-2009	19.34	0.23		(11.00)		(10.77)	(0.26)	— *	(0.26)
Fiscal year ended 3-31-2008	26.14	0.19		(4.87)		(4.68)	(0.15)	(1.97)	(2.12)
Fiscal year ended 3-31-2007	23.11	0.10		4.05		4.15	(0.15)	(0.97)	(1.12)
Fiscal year ended 3-31-2006	18.13	0.15		5.81		5.96	(0.18)	(0.80)	(0.98)
Fiscal year ended 3-31-2005	16.99	0.15	(2)	1.93	(2)	2.08	(0.25)	(0.69)	(0.94)
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	8.24	0.04	(2)	5.06	(2)	5.10	— *	—	— *
Fiscal year ended 3-31-2009	19.15	0.00		(10.85)		(10.85)	(0.06)	— *	(0.06)
Fiscal year ended 3-31-2008	25.91	(0.08)		(4.79)		(4.87)	(0.01)	(1.88)	(1.89)
Fiscal year ended 3-31-2007	23.00	(0.09)		3.97		3.88	—	(0.97)	(0.97)
Fiscal year ended 3-31-2006	18.08	0.01		5.72		5.73	(0.01)	(0.80)	(0.81)
Fiscal year ended 3-31-2005	16.97	(0.07	)(2)	1.95	(2)	1.88	(0.08)	(0.69)	(0.77)
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	8.26	0.08	(2)	5.07	(2)	5.15	(0.03)	—	(0.03)
Fiscal year ended 3-31-2009	19.22	0.09		(10.92)		(10.83)	(0.12)	(0.01)	(0.13)
Fiscal year ended 3-31-2008	26.01	0.00		(4.85)		(4.85)	(0.02)	(1.92)	(1.94)
Fiscal year ended 3-31-2007	23.04	(0.06)		4.00		3.94	—	(0.97)	(0.97)
Fiscal year ended 3-31-2006	18.10	0.03		5.73		5.76	(0.02)	(0.80)	(0.82)
Fiscal year ended 3-31-2005	16.99	0.12		1.82		1.94	(0.14)	(0.69)	(0.83)
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	8.32	0.15	(2)	5.12	(2)	5.27	(0.12)	—	(0.12)
Fiscal year ended 3-31-2009	19.36	0.18		(11.00)		(10.82)	(0.22)	— *	(0.22)
Fiscal year ended 3-31-2008(5)	26.37	(0.32	)(2)	(4.78	)(2)	(5.10)	(0.03)	(1.88)	(1.91)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	8.34	0.17	(2)	5.13	(2)	5.30	(0.13)	—	(0.13)
Fiscal year ended 3-31-2009	19.43	0.32		(11.03)		(10.71)	(0.37)	(0.01)	(0.38)
Fiscal year ended 3-31-2008(5)	26.38	0.18	(2)	(4.92	)(2)	(4.74)	(0.24)	(1.97)	(2.21)
Class R Shares
Six-month period ended 9-30-2009 (unaudited)	8.31	0.15	(2)	5.11	(2)	5.26	(0.11)	—	(0.11)
Fiscal year ended 3-31-2009	19.35	0.12	(2)	(10.86	)(2)	(10.74)	(0.29)	(0.01)	(0.30)
Fiscal year ended 3-31-2008	26.14	0.12		(4.81)		(4.69)	(0.13)	(1.97)	(2.10)
Fiscal year ended 3-31-2007	23.11	0.15		3.98		4.13	(0.13)	(0.97)	(1.10)
Fiscal year ended 3-31-2006(7)	20.55	(0.20)		2.79		2.59	(0.03)	—	(0.03)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	8.31	0.18	(2)	5.10	(2)	5.28	(0.13)	—	(0.13)
Fiscal year ended 3-31-2009	19.35	0.26		(10.95)		(10.69)	(0.34)	(0.01)	(0.35)
Fiscal year ended 3-31-2008	26.15	0.36		(4.99)		(4.63)	(0.20)	(1.97)	(2.17)
Fiscal year ended 3-31-2007	23.12	0.23		3.97		4.20	(0.20)	(0.97)	(1.17)
Fiscal year ended 3-31-2006	18.14	0.27		5.75		6.02	(0.24)	(0.80)	(1.04)
Fiscal year ended 3-31-2005	16.99	0.26	(2)	1.87	(2)	2.13	(0.29)	(0.69)	(0.98)

*	Not shown due to rounding.

(1)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(2)	Based on average weekly shares outstanding.

(3)	Total return calculated without taking into account the sales load deducted on an initial purchase.

(4)	Annualized.

(5)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(6)	For the fiscal year ended March 31, 2008.

(7)	For the period from December 29, 2005 (commencement of operations of the class) through March 31, 2006.

(8)	For the fiscal year ended March 31, 2006.

248	Prospectus

	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$13.46	63.04	%(3)	$155		2.30	%(4)	2.29	%(4)	—%		—%		36%
Fiscal year ended 3-31-2009	8.31	-56.07	(3)	100		1.93		1.41		—		—		42
Fiscal year ended 3-31-2008	19.34	-18.13	(3)	253		1.67		0.70		—		—		27
Fiscal year ended 3-31-2007	26.14	18.09	(3)	395		1.57		0.54		—		—		35
Fiscal year ended 3-31-2006	23.11	33.53	(3)	256		1.64		0.91		—		—		35
Fiscal year ended 3-31-2005	18.13	12.09	(3)	155		1.67		0.95		—		—		48
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	13.34	61.92		6		3.91	(4)	0.78	(4)	—		—		36
Fiscal year ended 3-31-2009	8.24	-56.69		4		3.18		0.29		—		—		42
Fiscal year ended 3-31-2008	19.15	-18.98		13		2.71		-0.24		—		—		27
Fiscal year ended 3-31-2007	25.91	16.93		22		2.57		-0.42		—		—		35
Fiscal year ended 3-31-2006	23.00	32.19		15		2.66		0.01		—		—		35
Fiscal year ended 3-31-2005	18.08	10.91		10		2.73		-0.24		—		—		48
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	13.38	62.42		8		3.11	(4)	1.51	(4)	—		—		36
Fiscal year ended 3-31-2009	8.26	-56.47		5		2.79		0.57		—		—		42
Fiscal year ended 3-31-2008	19.22	-18.84		13		2.50		0.03		—		—		27
Fiscal year ended 3-31-2007	26.01	17.17		26		2.39		-0.28		—		—		35
Fiscal year ended 3-31-2006	23.04	32.38		17		2.46		0.15		—		—		35
Fiscal year ended 3-31-2005	18.10	11.21		10		2.49		0.14		—		—		48
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	13.47	63.53	(3)	—	*	1.66	(4)	2.64	(4)	4.07	(4)	0.23	(4)	36
Fiscal year ended 3-31-2009	8.32	-56.07	(3)	—	*	2.12		1.01		3.33		-0.20		42
Fiscal year ended 3-31-2008(5)	19.36	-19.55	(3)	—	*	2.77	(4)	-1.47	(4)	—		—		27	(6)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	13.51	63.82		1		1.43	(4)	2.88	(4)	—		—		36
Fiscal year ended 3-31-2009	8.34	-55.70		1		1.16		2.13		—		—		42
Fiscal year ended 3-31-2008(5)	19.43	-18.17		1		1.17	(4)	0.75	(4)	—		—		27	(6)
Class R Shares
Six-month period ended 9-30-2009 (unaudited)	13.46	63.51		—	*	1.78	(4)	2.55	(4)	—		—		36
Fiscal year ended 3-31-2009	8.31	-55.94		—	*	1.70		1.04		—		—		42
Fiscal year ended 3-31-2008	19.35	-18.12		—	*	1.68		0.26		—		—		27
Fiscal year ended 3-31-2007	26.14	17.98		—	*	1.68		0.43		—		—		35
Fiscal year ended 3-31-2006(7)	23.11	12.59		—	*	1.73	(4)	-3.64	(4)	—		—		35	(8)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	13.46	63.76		91		1.42	(4)	3.07	(4)	—		—		36
Fiscal year ended 3-31-2009	8.31	-55.78		54		1.39		1.77		—		—		42
Fiscal year ended 3-31-2008	19.35	-17.89		120		1.38		1.19		—		—		27
Fiscal year ended 3-31-2007	26.15	18.32		265		1.37		0.94		—		—		35
Fiscal year ended 3-31-2006	23.12	33.86		216		1.39		1.27		—		—		35
Fiscal year ended 3-31-2005	18.14	12.40		148		1.44		1.59		—		—		48

Prospectus	249

IVY SCIENCE AND TECHNOLOGY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Distributions from Return of Capital	Total Distributions
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$21.07	$0.02	(2)	$5.97	(2)	$5.99	$—	$—	$—	$—
Fiscal year ended 3-31-2009	27.87	(0.10)		(5.54)		(5.64)	—	(1.15)	(0.01)	(1.16)
Fiscal year ended 3-31-2008	28.70	(0.17)		2.78		2.61	—	(3.44)	—	(3.44)
Fiscal year ended 3-31-2007	27.08	(0.23)		1.91		1.68	—	(0.06)	—	(0.06)
Fiscal year ended 3-31-2006	21.34	(0.30)		6.04		5.74	—	—	—	—
Fiscal year ended 3-31-2005	19.55	(0.28)		2.07		1.79	—	—	—	—
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	19.19	(0.10	)(2)	5.43	(2)	5.33	—	—	—	—
Fiscal year ended 3-31-2009	25.68	(0.29)		(5.13)		(5.42)	—	(1.07)	— *	(1.07)
Fiscal year ended 3-31-2008	26.66	(0.28)		2.42		2.14	—	(3.12)	—	(3.12)
Fiscal year ended 3-31-2007	25.42	(0.48)		1.78		1.30	—	(0.06)	—	(0.06)
Fiscal year ended 3-31-2006	20.24	(0.40)		5.58		5.18	—	—	—	—
Fiscal year ended 3-31-2005	18.77	(0.42)		1.89		1.47	—	—	—	—
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	19.65	(0.08	)(2)	5.57	(2)	5.49	—	—	—	—
Fiscal year ended 3-31-2009	26.21	(0.19)		(5.28)		(5.47)	—	(1.08)	(0.01)	(1.09)
Fiscal year ended 3-31-2008	27.14	(0.26)		2.50		2.24	—	(3.17)	—	(3.17)
Fiscal year ended 3-31-2007	25.84	(0.49)		1.85		1.36	—	(0.06)	—	(0.06)
Fiscal year ended 3-31-2006	20.53	(0.43)		5.74		5.31	—	—	—	—
Fiscal year ended 3-31-2005	18.98	(0.42)		1.97		1.55	—	—	—	—
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	21.05	0.03	(2)	5.97	(2)	6.00	—	—	—	—
Fiscal year ended 3-31-2009	27.76	(0.10	)(2)	(5.56	)(2)	(5.66)	—	(1.04)	(0.01)	(1.05)
Fiscal year ended 3-31-2008(5)	28.79	(0.44	)(2)	2.69	(2)	2.25	—	(3.28)	—	(3.28)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	22.33	0.06	(2)	6.35	(2)	6.41	—	—	—	—
Fiscal year ended 3-31-2009	29.35	0.08	(2)	(5.92	)(2)	(5.84)	—	(1.17)	(0.01)	(1.18)
Fiscal year ended 3-31-2008(5)	29.71	0.02	(2)	3.16	(2)	3.18	—	(3.54)	—	(3.54)
Class R Shares
Six-month period ended 9-30-2009 (unaudited)	21.02	0.00	(2)	5.96	(2)	5.96	—	—	—	—
Fiscal year ended 3-31-2009	27.81	(0.05	)(2)	(5.60	)(2)	(5.65)	—	(1.13)	(0.01)	(1.14)
Fiscal year ended 3-31-2008	28.64	(0.15	)(2)	2.68	(2)	2.53	—	(3.36)	—	(3.36)
Fiscal year ended 3-31-2007	27.07	(0.27)		1.90		1.63	—	(0.06)	—	(0.06)
Fiscal year ended 3-31-2006(7)	25.77	(0.09)		1.39		1.30	—	—	—	—
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	21.90	0.04	(2)	6.21	(2)	6.25	—	—	—	—
Fiscal year ended 3-31-2009	28.87	(0.10)		(5.71)		(5.81)	—	(1.15)	(0.01)	(1.16)
Fiscal year ended 3-31-2008	29.62	(0.09	)(2)	2.81	(2)	2.72	—	(3.47)	—	(3.47)
Fiscal year ended 3-31-2007	27.92	(0.22)		1.98		1.76	—	(0.06)	—	(0.06)
Fiscal year ended 3-31-2006	21.96	(0.27)		6.23		5.96	—	—	—	—
Fiscal year ended 3-31-2005	20.07	(0.18	)(2)	2.07	(2)	1.89	—	—	—	—

*	Not shown due to rounding.

(1)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(2)	Based on average weekly shares outstanding.

(3)	Total return calculated without taking into account the sales load deducted on an initial purchase.

(4)	Annualized.

(5)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(6)	For the fiscal year ended March 31, 2008.

(7)	For the period from December 29, 2005 (commencement of operations of the class) through March 31, 2006.

(8)	For the fiscal year ended March 31, 2006.

250	Prospectus

	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$27.06	28.43	%(3)	$381		1.50	%(4)	0.15	%(4)	—%		—%		42%
Fiscal year ended 3-31-2009	21.07	-19.86	(3)	245		1.50		-0.21		—		—		46
Fiscal year ended 3-31-2008	27.87	8.27	(3)	245		1.43		-0.39		—		—		96
Fiscal year ended 3-31-2007	28.70	6.22	(3)	185		1.47		-0.88		—		—		81
Fiscal year ended 3-31-2006	27.08	26.90	(3)	164		1.51		-1.02		—		—		112
Fiscal year ended 3-31-2005	21.34	9.16	(3)	55		1.70		-1.09		—		—		106
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	24.52	27.77		22		2.52	(4)	-0.86	(4)	—		—		42
Fiscal year ended 3-31-2009	19.19	-20.71		15		2.56		-1.30		—		—		46
Fiscal year ended 3-31-2008	25.68	7.19		20		2.42		-1.39		—		—		96
Fiscal year ended 3-31-2007	26.66	5.13		19		2.51		-1.91		—		—		81
Fiscal year ended 3-31-2006	25.42	25.59		18		2.58		-2.10		—		—		112
Fiscal year ended 3-31-2005	20.24	7.83		12		2.90		-2.31		—		—		106
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	25.14	27.94		149		2.31	(4)	-0.66	(4)	—		—		42
Fiscal year ended 3-31-2009	19.65	-20.51		98		2.30		-1.04		—		—		46
Fiscal year ended 3-31-2008	26.21	7.38		122		2.26		-1.23		—		—		96
Fiscal year ended 3-31-2007	27.14	5.32		109		2.33		-1.74		—		—		81
Fiscal year ended 3-31-2006	25.84	25.86		113		2.38		-1.90		—		—		112
Fiscal year ended 3-31-2005	20.53	8.17		88		2.58		-2.00		—		—		106
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	27.05	28.50	(3)	3		1.43	(4)	0.22	(4)	2.67	(4)	-1.02	(4)	42
Fiscal year ended 3-31-2009	21.05	-20.05	(3)	2		1.76		-0.43		2.69		-1.36		46
Fiscal year ended 3-31-2008(5)	27.76	6.98	(3)	1		2.61	(4)	-1.46	(4)	—		—		96	(6)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	28.74	28.71		68		1.11	(4)	0.50	(4)	—		—		42
Fiscal year ended 3-31-2009	22.33	-19.50		19		1.07		0.34		—		—		46
Fiscal year ended 3-31-2008(5)	29.35	9.89		9		1.10	(4)	0.05	(4)	—		—		96	(6)
Class R Shares
Six-month period ended 9-30-2009 (unaudited)	26.98	28.36		12		1.63	(4)	0.00	(4)	—		—		42
Fiscal year ended 3-31-2009	21.02	-19.95		6		1.62		-0.22		—		—		46
Fiscal year ended 3-31-2008	27.81	8.03		2		1.63		-0.50		—		—		96
Fiscal year ended 3-31-2007	28.64	6.03		—	*	1.65		-1.08		—		—		81
Fiscal year ended 3-31-2006(7)	27.07	5.05		—	*	1.68	(4)	-1.29	(4)	—		—		112	(8)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	28.15	28.54		296		1.36	(4)	0.30	(4)	—		—		42
Fiscal year ended 3-31-2009	21.90	-19.74		193		1.33		-0.03		—		—		46
Fiscal year ended 3-31-2008	28.87	8.38		155		1.34		-0.28		—		—		96
Fiscal year ended 3-31-2007	29.62	6.32		78		1.35		-0.76		—		—		81
Fiscal year ended 3-31-2006	27.92	27.14		57		1.37		-0.88		—		—		112
Fiscal year ended 3-31-2005	21.96	9.42		33		1.45		-0.87		—		—		106

Prospectus	251

IVY SMALL CAP GROWTH FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$7.08	$(0.05	)(2)	$2.80	(2)	$2.75	$—	$—	$—
Fiscal year ended 3-31-2009	10.31	(0.12)		(3.04)		(3.16)	—	(0.07)	(0.07)
Fiscal year ended 3-31-2008	12.98	(0.13	)(2)	(0.71	)(2)	(0.84)	—	(1.83)	(1.83)
Fiscal year ended 3-31-2007	14.87	(0.12	)(2)	0.18	(2)	0.06	—	(1.95)	(1.95)
Fiscal year ended 3-31-2006	12.32	(0.21)		3.22		3.01	—	(0.46)	(0.46)
Fiscal year ended 3-31-2005	11.36	(0.08)		1.04		0.96	—	—	—
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	6.37	(0.09	)(2)	2.52	(2)	2.43	—	—	—
Fiscal year ended 3-31-2009	9.39	(0.37)		(2.58)		(2.95)	—	(0.07)	(0.07)
Fiscal year ended 3-31-2008	11.97	(0.23)		(0.64)		(0.87)	—	(1.71)	(1.71)
Fiscal year ended 3-31-2007	13.99	(0.24)		0.17		(0.07)	—	(1.95)	(1.95)
Fiscal year ended 3-31-2006	11.73	(0.23)		2.95		2.72	—	(0.46)	(0.46)
Fiscal year ended 3-31-2005	10.91	(0.23)		1.05		0.82	—	—	—
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	6.56	(0.07	)(2)	2.58	(2)	2.51	—	—	—
Fiscal year ended 3-31-2009	9.62	(0.28)		(2.71)		(2.99)	—	(0.07)	(0.07)
Fiscal year ended 3-31-2008	12.22	(0.23)		(0.62)		(0.85)	—	(1.75)	(1.75)
Fiscal year ended 3-31-2007	14.20	(0.23)		0.20		(0.03)	—	(1.95)	(1.95)
Fiscal year ended 3-31-2006	11.87	(0.25)		3.04		2.79	—	(0.46)	(0.46)
Fiscal year ended 3-31-2005	11.02	(0.24)		1.09		0.85	—	—	—
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	7.06	(0.05	)(2)	2.80	(2)	2.75	—	—	—
Fiscal year ended 3-31-2009	10.29	(0.13	)(2)	(3.03	)(2)	(3.16)	—	(0.07)	(0.07)
Fiscal year ended 3-31-2008(5)	13.03	(0.18	)(2)	(0.77	)(2)	(0.95)	—	(1.79)	(1.79)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	8.12	(0.03	)(2)	3.22	(2)	3.19	—	—	—
Fiscal year ended 3-31-2009	11.73	(0.07	)(2)	(3.47	)(2)	(3.54)	—	(0.07)	(0.07)
Fiscal year ended 3-31-2008(5)	14.35	0.09		(0.82)		(0.73)	—	(1.89)	(1.89)
Class R Shares
Six-month period ended 9-30-2009 (unaudited)	7.08	(0.05	)(2)	2.80	(2)	2.75	—	—	—
Fiscal year ended 3-31-2009	10.30	(0.15)		(3.00)		(3.15)	—	(0.07)	(0.07)
Fiscal year ended 3-31-2008	12.96	(0.19)		(0.65)		(0.84)	—	(1.82)	(1.82)
Fiscal year ended 3-31-2007	14.87	(0.15)		0.19		0.04	—	(1.95)	(1.95)
Fiscal year ended 3-31-2006(7)	13.78	(0.04)		1.13		1.09	—	—	—
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	7.96	(0.04	)(2)	3.15	(2)	3.11	—	—	—
Fiscal year ended 3-31-2009	11.53	(0.10	)(2)	(3.40	)(2)	(3.50)	—	(0.07)	(0.07)
Fiscal year ended 3-31-2008	14.31	(0.11)		(0.81)		(0.92)	—	(1.86)	(1.86)
Fiscal year ended 3-31-2007	16.15	(0.11)		0.22		0.11	—	(1.95)	(1.95)
Fiscal year ended 3-31-2006	13.33	(0.16)		3.44		3.28	—	(0.46)	(0.46)
Fiscal year ended 3-31-2005	12.26	(0.09)		1.16		1.07	—	—	—

*	Not shown due to rounding.

(1)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(2)	Based on average weekly shares outstanding.

(3)	Total return calculated without taking into account the sales load deducted on an initial purchase.

(4)	Annualized.

(5)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(6)	For the fiscal year ended March 31, 2008.

(7)	For the period from December 29, 2005 (commencement of operations of the class) through March 31, 2006.

(8)	For the fiscal year ended March 31, 2006.

252	Prospectus

	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Loss to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$9.83	38.84	%(3)	$108		1.71	%(4)	-1.25	%(4)	—%		—%		43%
Fiscal year ended 3-31-2009	7.08	-30.58	(3)	66		1.71		-1.38		—		—		85
Fiscal year ended 3-31-2008	10.31	-8.32	(3)	97		1.56		-1.00		—		—		79
Fiscal year ended 3-31-2007	12.98	0.76	(3)	109		1.49		-0.86		—		—		96
Fiscal year ended 3-31-2006	14.87	24.70	(3)	141		1.50		-0.90		—		—		87
Fiscal year ended 3-31-2005	12.32	8.45	(3)	72		1.54		-1.14		—		—		83
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	8.80	38.15		8		2.83	(4)	-2.37	(4)	—		—		43
Fiscal year ended 3-31-2009	6.37	-31.35		6		2.75		-2.43		—		—		85
Fiscal year ended 3-31-2008	9.39	-9.19		12		2.45		-1.87		—		—		79
Fiscal year ended 3-31-2007	11.97	-0.15		16		2.45		-1.82		—		—		96
Fiscal year ended 3-31-2006	13.99	23.46		19		2.45		-1.86		—		—		87
Fiscal year ended 3-31-2005	11.73	7.52		15		2.52		-2.11		—		—		83
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	9.07	38.26		139		2.32	(4)	-1.87	(4)	—		—		43
Fiscal year ended 3-31-2009	6.56	-31.01		103		2.34		-2.01		—		—		85
Fiscal year ended 3-31-2008	9.62	-8.91		187		2.20		-1.62		—		—		79
Fiscal year ended 3-31-2007	12.22	0.14		259		2.20		-1.57		—		—		96
Fiscal year ended 3-31-2006	14.20	23.78		328		2.20		-1.62		—		—		87
Fiscal year ended 3-31-2005	11.87	7.71		308		2.26		-1.85		—		—		83
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	9.81	38.95	(3)	1		1.56	(4)	-1.11	(4)	2.98	(4)	-2.53	(4)	43
Fiscal year ended 3-31-2009	7.06	-30.64	(3)	1		1.90		-1.57		2.82		-2.49		85
Fiscal year ended 3-31-2008(5)	10.29	-9.15	(3)	1		2.26	(4)	-1.79	(4)	—		—		79	(6)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	11.31	39.29		6		1.11	(4)	-0.65	(4)	—		—		43
Fiscal year ended 3-31-2009	8.12	-30.12		4		1.09		-0.76		—		—		85
Fiscal year ended 3-31-2008(5)	11.73	-6.82		2		1.10	(4)	-0.52	(4)	—		—		79	(6)
Class R Shares
Six-month period ended 9-30-2009 (unaudited)	9.83	38.84		2		1.66	(4)	-1.21	(4)	—		—		43
Fiscal year ended 3-31-2009	7.08	-30.52		—	*	1.63		-1.30		—		—		85
Fiscal year ended 3-31-2008	10.30	-8.35		—	*	1.64		-1.10		—		—		79
Fiscal year ended 3-31-2007	12.96	0.62		—	*	1.63		-1.01		—		—		96
Fiscal year ended 3-31-2006(7)	14.87	7.91		—	*	1.67	(4)	-0.99	(4)	—		—		87	(8)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	11.07	39.07		99		1.35	(4)	-0.90	(4)	—		—		43
Fiscal year ended 3-31-2009	7.96	-30.30		70		1.34		-1.01		—		—		85
Fiscal year ended 3-31-2008	11.53	-8.13		124		1.33		-0.76		—		—		79
Fiscal year ended 3-31-2007	14.31	1.02		154		1.32		-0.70		—		—		96
Fiscal year ended 3-31-2006	16.15	24.86		173		1.33		-0.74		—		—		87
Fiscal year ended 3-31-2005	13.33	8.73		115		1.36		-0.95		—		—		83

Prospectus	253

IVY SMALL CAP VALUE FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$9.87	$(0.03	)(1)	$3.04	(1)	$3.01	$—	$—	$—
Fiscal year ended 3-31-2009	12.96	(0.06)		(3.03)		(3.09)	—	—	—
Fiscal year ended 3-31-2008	16.22	(0.10)		(2.28)		(2.38)	—	(0.88)	(0.88)
Fiscal year ended 3-31-2007	16.24	(0.03)		1.35		1.32	—	(1.34)	(1.34)
Fiscal year ended 3-31-2006	16.88	(0.11)		2.62		2.51	—	(3.15)	(3.15)
Fiscal year ended 3-31-2005	16.68	(0.13)		1.52		1.39	—	(1.19)	(1.19)
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	9.29	(0.10	)(1)	2.86	(1)	2.76	—	—	—
Fiscal year ended 3-31-2009	12.34	(0.23)		(2.82)		(3.05)	—	—	—
Fiscal year ended 3-31-2008	15.48	(0.35)		(2.08)		(2.43)	—	(0.71)	(0.71)
Fiscal year ended 3-31-2007	15.72	(0.14)		1.24		1.10	—	(1.34)	(1.34)
Fiscal year ended 3-31-2006	16.59	(0.25)		2.53		2.28	—	(3.15)	(3.15)
Fiscal year ended 3-31-2005	16.61	(0.23)		1.40		1.17	—	(1.19)	(1.19)
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	9.45	(0.08	)(1)	2.91	(1)	2.83	—	—	—
Fiscal year ended 3-31-2009	12.51	(0.11)		(2.95)		(3.06)	—	—	—
Fiscal year ended 3-31-2008	15.69	(0.28)		(2.14)		(2.42)	—	(0.76)	(0.76)
Fiscal year ended 3-31-2007	15.87	(0.12)		1.28		1.16	—	(1.34)	(1.34)
Fiscal year ended 3-31-2006	16.67	(0.21)		2.56		2.35	—	(3.15)	(3.15)
Fiscal year ended 3-31-2005	16.63	(0.19)		1.42		1.23	—	(1.19)	(1.19)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	10.13	0.00	(1)	3.14	(1)	3.14	—	—	—
Fiscal year ended 3-31-2009	13.20	0.02	(1)	(3.09	)(1)	(3.07)	—	—	—
Fiscal year ended 3-31-2008(4)	16.43	(0.01)		(2.26)		(2.27)	—	(0.96)	(0.96)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	10.05	(0.01	)(1)	3.11	(1)	3.10	—	—	—
Fiscal year ended 3-31-2009	13.13	(0.01	)(1)	(3.07	)(1)	(3.08)	—	—	—
Fiscal year ended 3-31-2008	16.42	(0.04	)(1)	(2.32	)(1)	(2.36)	—	(0.93)	(0.93)
Fiscal year ended 3-31-2007	16.36	0.03		1.37		1.40	—	(1.34)	(1.34)
Fiscal year ended 3-31-2006	16.92	(0.06)		2.65		2.59	—	(3.15)	(3.15)
Fiscal year ended 3-31-2005	16.68	(0.10)		1.53		1.43	—	(1.19)	(1.19)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Total return calculated without taking into account the sales load deducted on an initial purchase.

(3)	Annualized.

(4)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(5)	For the fiscal year ended March 31, 2008.

254	Prospectus

	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$12.88	30.50	%(2)	$154		1.87	%(3)	-0.61	%(3)	53%
Fiscal year ended 3-31-2009	9.87	-23.84	(2)	106		1.93		-0.54		101
Fiscal year ended 3-31-2008	12.96	-15.19	(2)	104		1.76		-0.63		118
Fiscal year ended 3-31-2007	16.22	8.26	(2)	121		1.74		-0.24		123
Fiscal year ended 3-31-2006	16.24	16.44	(2)	86		1.80		-0.76		157
Fiscal year ended 3-31-2005	16.88	8.23	(2)	66		1.76		-0.79		124
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	12.05	29.71		5		3.15	(3)	-1.89	(3)	53
Fiscal year ended 3-31-2009	9.29	-24.72		4		3.04		-1.67		101
Fiscal year ended 3-31-2008	12.34	-16.14		5		2.83		-1.69		118
Fiscal year ended 3-31-2007	15.48	7.11		9		2.82		-1.33		123
Fiscal year ended 3-31-2006	15.72	15.28		7		2.84		-1.80		157
Fiscal year ended 3-31-2005	16.59	6.92		5		3.02		-1.88		124
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	12.28	29.95		10		2.66	(3)	-1.40	(3)	53
Fiscal year ended 3-31-2009	9.45	-24.46		6		2.72		-1.34		101
Fiscal year ended 3-31-2008	12.51	-15.91		8		2.54		-1.40		118
Fiscal year ended 3-31-2007	15.69	7.43		12		2.52		-1.04		123
Fiscal year ended 3-31-2006	15.87	15.64		10		2.54		-1.50		157
Fiscal year ended 3-31-2005	16.67	7.28		8		2.65		-1.53		124
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	13.27	31.00		1		1.26	(3)	0.01	(3)	53
Fiscal year ended 3-31-2009	10.13	-23.26		1		1.18		0.20		101
Fiscal year ended 3-31-2008(4)	13.20	-14.39		—	*	1.19	(3)	-0.07	(3)	118	(5)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	13.15	30.85		19		1.42	(3)	-0.12	(3)	53
Fiscal year ended 3-31-2009	10.05	-23.46		8		1.42		-0.06		101
Fiscal year ended 3-31-2008	13.13	-14.89		14		1.39		-0.25		118
Fiscal year ended 3-31-2007	16.42	8.70		21		1.39		0.08		123
Fiscal year ended 3-31-2006	16.36	16.88		24		1.41		-0.37		157
Fiscal year ended 3-31-2005	16.92	8.48		25		1.53		-0.56		124

Prospectus	255

IVY TAX-MANAGED EQUITY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Class A Shares
Fiscal period ended 9-30-2009 (unaudited)(2)	$8.62	$(0.03	)(3)	$1.30	(3)	$1.27	$—	$—	$—
Class B Shares
Fiscal period ended 9-30-2009 (unaudited)(2)	8.62	(0.05	)(3)	1.29	(3)	1.24	—	—	—
Class C Shares
Fiscal period ended 9-30-2009 (unaudited)(2)	8.62	(0.04	)(3)	1.28	(3)	1.24	—	—	—
Class I Shares
Fiscal period ended 9-30-2009 (unaudited)(6)	8.62	(0.02	)(3)	1.30	(3)	1.28	—	—	—
Fiscal period ended 5-17-2009 (unaudited)(7)	11.51	(0.07	)(3)	(2.82	)(3)	(2.89)	—	—	—
Fiscal year ended 6-30-2008(7)	11.00	(0.12)		0.63		0.51	—	—	—
Fiscal year ended 6-30-2007(7)	9.32	(0.02)		1.70		1.68	—	—	—
Fiscal year ended 6-30-2006(7)	8.76	(0.05	)(3)	0.61	(3)	0.56	—	—	—
Fiscal year ended 6-30-2005(7)	8.28	0.01		0.50		0.51	(0.03)	—	(0.03)
Fiscal year ended 6-30-2004(7)	6.95	(0.01)		1.34		1.33	—	—	—

*	Not shown due to rounding.

(1)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(2)	For the period from May 18, 2009 (commencement of operations of the class) through September 30, 2009.

(3)	Based on average weekly shares outstanding.

(4)	Total return calculated without taking into account the sales load deducted on an initial purchase.

(5)	Annualized.

(6)

The Ivy Tax-Managed Equity Fund commenced operations on May 18, 2009 after the reorganization of the Class Y shares of Waddell & Reed Advisors Tax-Managed Equity Fund into Class I shares of the corresponding fund. The information shown is for a share outstanding during the fiscal period from May 18, 2009 through September 30, 2009 for Ivy Tax-Managed Equity Fund.

(7)	The information shown is for a share outstanding during the fiscal year or period ended for Class Y of the Waddell & Reed Advisors Tax-Managed Equity Fund prior to the reorganization.

256	Prospectus

	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate
Class A Shares
Fiscal period ended 9-30-2009 (unaudited)(2)	$9.89	14.73	%(4)	$1		2.39	%(5)	-1.18	%(5)	4.97	%(5)	-3.76	%(5)	6%
Class B Shares
Fiscal period ended 9-30-2009 (unaudited)(2)	9.86	14.39		1		3.13	(5)	-1.90	(5)	5.71	(5)	-4.48	(5)	6
Class C Shares
Fiscal period ended 9-30-2009 (unaudited)(2)	9.86	14.39		1		3.12	(5)	-1.90	(5)	5.70	(5)	-4.48	(5)	6
Class I Shares
Fiscal period ended 9-30-2009 (unaudited)(6)	9.90	14.85		1		2.09	(5)	-0.86	(5)	4.83	(5)	-3.60	(5)	6
Fiscal period ended 5-17-2009 (unaudited)(7)	8.62	-25.11		—	*	2.42	(5)	-1.05	(5)	—		—		40
Fiscal year ended 6-30-2008(7)	11.51	4.64		—	*	2.11		-0.97		—		—		27
Fiscal year ended 6-30-2007(7)	11.00	18.03		—	*	1.24		-0.23		—		—		55
Fiscal year ended 6-30-2006(7)	9.32	6.39		—	*	1.30		-0.60		—		—		100
Fiscal year ended 6-30-2005(7)	8.76	6.11		—	*	1.14		0.09		—		—		66
Fiscal year ended 6-30-2004(7)	8.28	19.14		—	*	1.24		-0.80		—		—		92

Prospectus	257

IVY VALUE FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$9.94	$0.03	(1)	$4.00	(1)	$4.03	$(0.03)	$—	$(0.03)
Fiscal year ended 3-31-2009	15.95	0.13		(6.03)		(5.90)	(0.11)	—	(0.11)
Fiscal year ended 3-31-2008	19.04	0.12		(1.85)		(1.73)	(0.12)	(1.24)	(1.36)
Fiscal year ended 3-31-2007	17.17	0.13		2.28		2.41	(0.13)	(0.41)	(0.54)
Fiscal year ended 3-31-2006	16.04	0.10		1.14		1.24	(0.11)	—	(0.11)
Fiscal year ended 3-31-2005	14.54	0.15		1.48		1.63	(0.13)	—	(0.13)
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	9.78	(0.07	)(1)	3.92	(1)	3.85	—	—	—
Fiscal year ended 3-31-2009	15.76	(0.10)		(5.88)		(5.98)	—	—	—
Fiscal year ended 3-31-2008	18.83	(0.09)		(1.80)		(1.89)	—	(1.18)	(1.18)
Fiscal year ended 3-31-2007	17.04	(0.03)		2.23		2.20	—	(0.41)	(0.41)
Fiscal year ended 3-31-2006	15.97	(0.04)		1.12		1.08	(0.01)	—	(0.01)
Fiscal year ended 3-31-2005	14.50	0.03		1.44		1.47	—	—	—
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	9.86	(0.03	)(1)	3.95	(1)	3.92	—	—	—
Fiscal year ended 3-31-2009	15.83	0.00	(1)	(5.97	)(1)	(5.97)	—	—	—
Fiscal year ended 3-31-2008	18.90	(0.06)		(1.81)		(1.87)	—	(1.20)	(1.20)
Fiscal year ended 3-31-2007	17.08	(0.01)		2.24		2.23	—	(0.41)	(0.41)
Fiscal year ended 3-31-2006	16.00	(0.04)		1.13		1.09	(0.01)	—	(0.01)
Fiscal year ended 3-31-2005	14.51	0.03		1.46		1.49	—	—	—
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	9.95	0.07	(1)	4.02	(1)	4.09	(0.08)	—	(0.08)
Fiscal year ended 3-31-2009	15.97	0.22		(6.04)		(5.82)	(0.20)	—	(0.20)
Fiscal year ended 3-31-2008(4)	19.10	0.20		(1.90)		(1.70)	(0.19)	(1.24)	(1.43)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	9.95	0.05	(1)	4.00	(1)	4.05	(0.06)	—	(0.06)
Fiscal year ended 3-31-2009	15.96	0.26		(6.11)		(5.85)	(0.16)	—	(0.16)
Fiscal year ended 3-31-2008	19.04	0.16	(1)	(1.85	)(1)	(1.69)	(0.15)	(1.24)	(1.39)
Fiscal year ended 3-31-2007	17.18	0.22	(1)	2.22	(1)	2.44	(0.17)	(0.41)	(0.58)
Fiscal year ended 3-31-2006	16.05	0.13		1.15		1.28	(0.15)	—	(0.15)
Fiscal year ended 3-31-2005	14.54	0.17		1.49		1.66	(0.15)	—	(0.15)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Total return calculated without taking into account the sales load deducted on an initial purchase.

(3)	Annualized.

(4)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(5)	For the fiscal year ended March 31, 2008.

258	Prospectus

	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$13.94	40.58	%(2)	$47		1.97	%(3)	0.46	%(3)	47%
Fiscal year ended 3-31-2009	9.94	-37.09	(2)	34		1.79		0.98		57
Fiscal year ended 3-31-2008	15.95	-9.83	(2)	57		1.52		0.63		66
Fiscal year ended 3-31-2007	19.04	14.12	(2)	73		1.49		0.76		61
Fiscal year ended 3-31-2006	17.17	7.75	(2)	58		1.53		0.65		63
Fiscal year ended 3-31-2005	16.04	11.21	(2)	41		1.47		0.92		81
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	13.63	39.37		2		3.64	(3)	-1.20	(3)	47
Fiscal year ended 3-31-2009	9.78	-37.94		2		3.08		-0.35		57
Fiscal year ended 3-31-2008	15.76	-10.72		4		2.51		-0.35		66
Fiscal year ended 3-31-2007	18.83	12.99		6		2.46		-0.21		61
Fiscal year ended 3-31-2006	17.04	6.73		5		2.50		-0.33		63
Fiscal year ended 3-31-2005	15.97	10.14		2		2.53		0.07		81
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	13.78	39.76		3		3.01	(3)	-0.56	(3)	47
Fiscal year ended 3-31-2009	9.86	-37.71		2		2.79		0.01		57
Fiscal year ended 3-31-2008	15.83	-10.56		4		2.41		-0.25		66
Fiscal year ended 3-31-2007	18.90	13.09		5		2.38		-0.12		61
Fiscal year ended 3-31-2006	17.08	6.80		4		2.41		-0.23		63
Fiscal year ended 3-31-2005	16.00	10.27		3		2.42		0.15		81
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	13.96	41.15		—	*	1.18	(3)	1.24	(3)	47
Fiscal year ended 3-31-2009	9.95	-36.67		—	*	1.11		1.66		57
Fiscal year ended 3-31-2008(4)	15.97	-9.63		—	*	1.07	(3)	1.09	(3)	66	(5)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	13.94	40.73		1		1.63	(3)	0.81	(3)	47
Fiscal year ended 3-31-2009	9.95	-36.80		—	*	1.40		1.41		57
Fiscal year ended 3-31-2008	15.96	-9.60		—	*	1.31		0.85		66
Fiscal year ended 3-31-2007	19.04	14.28		—	*	1.29		0.96		61
Fiscal year ended 3-31-2006	17.18	7.99		12		1.31		0.89		63
Fiscal year ended 3-31-2005	16.05	11.44		20		1.34		1.09		81

Prospectus	259

Appendix A

Prior Performance of Related Fund

Ivy Funds VIP Micro Cap Growth

Ivy Micro Cap Growth Fund is new, so its performance information is not included in this Prospectus. However, Ivy Micro Cap Growth Fund is modeled after Ivy Funds VIP Micro Cap Growth, a fund that is managed by WRIMCO, an affiliate of IICO, and is deemed to be a related fund (Related Fund). Although the expense structures for shares of the Related Fund and Ivy Micro Cap Growth Fund are substantially the same, there may be differences between these funds, including asset sizes and cash flows. These differences will cause the performance of the Related Fund to differ from that of Ivy Micro Cap Growth Fund. However, Ivy Micro Cap Growth Fund and the Related Fund are substantially similar, since the investment objectives, strategies and policies of Ivy Micro Cap Growth Fund are substantially the same as those of the Related Fund. WSA, the subadvisor for Ivy Micro Cap Growth Fund, also is the subadvisor for the Related Fund. The portfolio managers for Ivy Micro Cap Growth Fund also are the portfolio managers for the Related Fund.

The bar chart and performance table below provide information regarding the performance of the Related Fund, not of Ivy Micro Cap Growth Fund, by showing changes in the Related Fund’s performance from year to year and by showing how the Related Fund’s average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The performance of the Related Fund is historical and does not guarantee future performance of Ivy Micro Cap Growth Fund. The performance of Ivy Micro Cap Growth Fund may be better or worse than that of the Related Fund.

The bar chart presents the annual total returns for shares of the Related Fund and shows how performance has varied from year to year over the past ten calendar years.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Related Fund’s past performance (before and after taxes) does not necessarily indicate how it (or the Ivy Micro Cap Growth Fund) will perform in the future.

For periods prior to September 22, 2003, the performance shown is the performance of the Advantus Micro-Cap Growth Portfolio, which was reorganized as the Related Fund on September 22, 2003. The Related Fund would have had substantially similar annual returns and would have differed only to the extent that the Related Fund had different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Related Fund. If those expenses were reflected, performance of the Related Fund would differ.

Chart of Year-by-Year Returns of Related Fund

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 38.37% (the second quarter of 2003) and the lowest quarterly return was -34.64% (the third quarter of 2002).

Average Annual Total Returns

as of December 31, 2009	1 Year	5 Years	10 Years
Shares of Related Fund	41.29%	1.19%	-3.35%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	34.45%	0.84%	-1.37%
Russell Micro Cap Growth Index (reflects no deduction for fees, expenses or taxes) (The Russell Micro Cap Growth Index has been added as an additional comparative broad-based index for the Portfolio.)	39.16%	-3.15%	NA
Lipper Variable Annuity Small-Cap Growth Funds Universe Average (net of fees and expenses)	35.67%	1.04%	-0.67%

The indexes shown are broad-based, securities market indexes that are unmanaged. The Lipper average is a composite of mutual funds with investment objectives similar to that of the Portfolio.

260	Prospectus

IVY FUNDS

Custodian

UMB Bank, n.a.

928 Grand Boulevard

Kansas City, Missouri 64106

Legal Counsel

K&L Gates LLP

Three First National Plaza

70 West Madison Street

Suite 3100

Chicago, Illinois 60602-4207

Independent Registered

Public Accounting Firm

Deloitte & Touche LLP

1100 Walnut, Suite 3300

Kansas City, Missouri 64106

Investment Manager

Ivy Investment

Management Company

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas

66201-9217

913.236.2000

800.777.6472

Distributor

Ivy Funds Distributor, Inc.

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas

66201-9217

913.236.2000

800.777.6472

Transfer Agent

WI Services Company

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas

66201-9217

913.236.2000

800.777.6472

Accounting Services Agent

WI Services Company

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas

66201-9217

913.236.2000

800.777.6472

Prospectus	261

IVY FUNDS

You can get more information about each Fund in the—

■

Statement of Additional Information (SAI), which contains detailed information about a Fund, particularly the investment policies and practices. You may not be aware of important information about a Fund unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).

■

Annual and Semiannual Reports to Shareholders, which detail a Fund’s actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected a Fund’s performance during the year covered by the report.

To request a copy of a Fund’s current SAI or copies of its most recent Annual and Semiannual reports, without charge, or for other inquiries, contact the Fund or Ivy Funds Distributor, Inc. at the address and telephone number below. Copies of the SAI, Annual and/or Semiannual reports may also be requested via e-mail at request@waddell.com and are available at www.ivyfunds.com.

Information about the Funds (including the current SAI and most recent Annual and Semiannual Reports) is available from the SEC’s web site at http://www.sec.gov and may also be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC’s Public Reference Room, Room 1580, 100 F Street NE, Washington, D.C. 20549. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 800.SEC.0330.

IVY FUNDS DISTRIBUTOR, INC.

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas 66201-9217

913.236.2000

800.777.6472

IVYPRO

0073381

The SEC file number for Ivy Funds: 811-06569

262	Prospectus